                                               SECURITIES ACT FILE NO. 333-08653
                                       INVESTMENT COMPANY ACT FILE NO. 811-07725

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

                             Pre-Effective Amendment No.                     [ ]
                             Post-Effective Amendment No. 18                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

                              Amendment No. 20                               [X]

                              SEASONS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
               (Address of Principal Executive Offices) (Zip Code)

                                 (800.858.8850)
              (Registrant's Telephone Number, including area code)

                              Robert M. Zakem, Esq.
                    Senior Vice President and General Counsel
                      AIG SunAmerica Asset Management Corp.
                           Harborside Financial Center
                                 3200 Plaza Five
                           Jersey City, NJ 07311-4992
                    (Name and Address for Agent for Service)

                                    Copy to:

                                 Mallary Reznik
                                 SunAmerica Inc.
                        1 SunAmerica Center, Century City
                           Los Angeles, CA 90067-6022

                             Margery K. Neale, Esq.
                             Shearman & Sterling LLP
                              599 Lexington Avenue
                               New York, NY 10022

         Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485

[X]      on July 29, 2003 pursuant to paragraph (b) of Rule 485

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]      on (date), pursuant to paragraph (a) of Rule 485

[ ]      75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]      on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                 July 29, 2003
--------------------------------------------------------------------------------

                                     (LOGO)
                              SEASONS SERIES TRUST

                   (Class 1 Shares, formerly Class A Shares)


-   MULTI-MANAGED GROWTH PORTFOLIO
-   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
-   MULTI-MANAGED INCOME/EQUITY PORTFOLIO
-   MULTI-MANAGED INCOME PORTFOLIO
-   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

-   FOCUS GROWTH PORTFOLIO

-   STOCK PORTFOLIO
-   LARGE CAP GROWTH PORTFOLIO
-   LARGE CAP COMPOSITE PORTFOLIO
-   LARGE CAP VALUE PORTFOLIO
-   MID CAP GROWTH PORTFOLIO
-   MID CAP VALUE PORTFOLIO
-   SMALL CAP PORTFOLIO
-   INTERNATIONAL EQUITY PORTFOLIO
-   DIVERSIFIED FIXED INCOME PORTFOLIO
-   CASH MANAGEMENT PORTFOLIO

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


TRUST HIGHLIGHTS......................................................      3
           Q&A........................................................      3

EXPENSE SUMMARY.......................................................     26

MORE INFORMATION ABOUT THE PORTFOLIOS.................................     29
           Investment Strategies......................................     29
           Additional Information about the Seasons Portfolios........     29

GLOSSARY..............................................................     36
           Investment Terminology.....................................     36
           About the Indices..........................................     38
           Risk Terminology...........................................     39

MANAGEMENT............................................................     42
           Investment Adviser and Manager.............................     42
           Information about the Subadvisers..........................     43
           Portfolio Management.......................................     45
           Custodian, Transfer and Dividend Paying Agent..............     57

ACCOUNT INFORMATION...................................................     58
           Service Fees...............................................     58
           Transaction Policies.......................................     58
           Dividend Policies and Taxes................................     59

FINANCIAL HIGHLIGHTS..................................................     60

FOR MORE INFORMATION..................................................     66

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Seasons Series Trust (the "Trust") and to provide you with information about the Trust's 16 separate investment series ("Portfolios") and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 29, and the glossary that follows on page 36.


Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies (the "Life Insurance Companies") affiliated with AIG SunAmerica Asset Management Corp.
("SunAmerica"), the investment adviser and manager.

SIX OF THE PORTFOLIOS, MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO, MULTI-MANAGED INCOME PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND STOCK PORTFOLIO, WHICH WE CALL THE "SEASONS PORTFOLIOS" ARE AVAILABLE ONLY THROUGH THE SELECTION OF ONE OF FOUR VARIABLE INVESTMENT "STRATEGIES" DESCRIBED IN THE VARIABLE CONTRACTS PROSPECTUS. YOU SHOULD BE AWARE THAT IF YOU SELECT A "STRATEGY" YOU WILL NOT INVEST DIRECTLY IN ONE OF THE PORTFOLIOS. INSTEAD, EACH STRATEGY INVESTS IN THREE OF THE SIX SEASONS PORTFOLIOS AND THE ALLOCATION OF ASSETS AMONG THE PORTFOLIOS WILL VARY DEPENDING ON THE OBJECTIVE OF THE STRATEGY.


TEN OF THE PORTFOLIOS, WHICH WE WILL CALL THE "SEASONS SELECT PORTFOLIO" AND THE "SEASONS FOCUSED PORTFOLIO," ARE AVAILABLE AS VARIABLE INVESTMENT OPTIONS UNDER VARIABLE CONTRACTS OFFERED BY THE LIFE INSURANCE COMPANIES.


                                     Q&A

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                               SEASONS PORTFOLIOS


 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  MULTI-MANAGED GROWTH     long-term growth of       asset allocation through
  PORTFOLIO                capital                   Managed Components
 ----------------------------------------------------------------------------
  MULTI-MANAGED MODERATE   long-term growth of       asset allocation through
  GROWTH PORTFOLIO         capital, with capital     Managed Components
                           preservation as a
                           secondary objective
 ----------------------------------------------------------------------------
  MULTI-MANAGED            conservation of           asset allocation through
  INCOME/EQUITY PORTFOLIO  principal while           Managed Components
                           maintaining some
                           potential for long-term
                           growth of capital
 ----------------------------------------------------------------------------
  MULTI-MANAGED INCOME     capital preservation      asset allocation through
  PORTFOLIO                                          Managed Components
 ----------------------------------------------------------------------------
  ASSET ALLOCATION:        capital appreciation      investment primarily
  DIVERSIFIED GROWTH                                 through a strategic
  PORTFOLIO                                          allocation of
                                                     approximately 80% (with
                                                     a range of 65-95%) of
                                                     its assets to equity
                                                     securities and
                                                     approximately 20% (with
                                                     a range of 5-35%) of its
                                                     assets to fixed income
                                                     securities
 ----------------------------------------------------------------------------
  STOCK PORTFOLIO          long-term capital         under normal
                           appreciation, with a      circumstances, invests
                           secondary objective of    at least 80% of net
                           increasing dividend       assets in common stocks
                           income
 ----------------------------------------------------------------------------



MANAGED COMPONENTS -- the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio's investment objective. See "Managed Components" on page 4.


CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.


INCOME is interest payments from bonds or dividends from stocks.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.


"NET ASSETS" will take into account any borrowing for investment purposes.

Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS ("Multi-Managed Seasons Portfolios") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by a separate Manager and each with its own investment strategy. The three Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC ("Janus") and Wellington Management Company, LLP ("Wellington Management"). The four current Managed Components are AGGRESSIVE GROWTH/ SUNAMERICA, GROWTH/JANUS, BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio. The term "Manager" means either SunAmerica, the Investment Adviser to the Trust, or the other registered investment advisers that serve as Subadvisers to the Trust, as the case may be.


Although each Multi-Managed Seasons Portfolio has a distinct investment objective and allocates its assets in varying percentages among the Managed Components in furtherance of that objective, the Managed Component(s) are managed in the same general manner regardless of the objective of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the BALANCED/SUNAMERICA component under normal market conditions will vary depending on the objective of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

--------------------------------------------------------------------------------------------------
                                        MANAGED COMPONENTS
--------------------------------------------------------------------------------------------------
                                       AGGRESSIVE                               FIXED INCOME
              PORTFOLIO                  GROWTH        GROWTH      BALANCED      COMPONENT/
                                       COMPONENT/    COMPONENT/   COMPONENT/     WELLINGTON
                                       SUNAMERICA      JANUS      SUNAMERICA     MANAGEMENT
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED GROWTH PORTFOLIO            20%           40%          20%            20%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                                 18%           28%          18%            36%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                                  0%           18%          28%            54%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME PORTFOLIO             0%            8%          17%            75%
--------------------------------------------------------------------------------------------------

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

A "GROWTH" ORIENTED PHILOSOPHY -- investing in securities believed to offer the potential for long-term growth of capital -- focuses on securities considered to have a historical record of above-average earnings growth, significant growth potential for earnings growth, above-average earnings growth or the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.


A "VALUE" ORIENTED PHILOSOPHY -- investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.



For specific market capitalization ranges, see page 36.


The following chart shows the investment goal and strategy of each of the Seasons Select Portfolios.
                           SEASONS SELECT PORTFOLIOS


 ------------------------------------------------------------------------
                                                    PRINCIPAL INVESTMENT
        PORTFOLIO             INVESTMENT GOAL             STRATEGY
 ------------------------------------------------------------------------
  LARGE CAP GROWTH         long-term growth of     under normal
  PORTFOLIO                capital                 circumstances, invests
                                                   at least 80% of net
                                                   assets in equity
                                                   securities of large
                                                   companies selected
                                                   through a growth
                                                   strategy
 ------------------------------------------------------------------------
  LARGE CAP COMPOSITE      long-term growth of     under normal
  PORTFOLIO                capital and growth of   circumstances, invests
                           dividend income         at least 80% of net
                                                   assets in equity
                                                   securities of large
                                                   companies that offer
                                                   the potential for
                                                   long-term growth of
                                                   capital or dividends
 ------------------------------------------------------------------------
  LARGE CAP VALUE          long-term growth of     under normal
  PORTFOLIO                capital                 circumstances, invests
                                                   at least 80% of net
                                                   assets in equity
                                                   securities of large
                                                   companies selected
                                                   through a value
                                                   strategy
 ------------------------------------------------------------------------
  MID CAP GROWTH           long-term growth of     under normal
  PORTFOLIO                capital                 circumstances, invests
                                                   at least 80% of net
                                                   assets in equity
                                                   securities of
                                                   medium-sized companies
                                                   selected through a
                                                   growth strategy
 ------------------------------------------------------------------------
  MID CAP VALUE PORTFOLIO  long-term growth of     under normal
                           capital                 circumstances, invests
                                                   at least 80% of net
                                                   assets in equity
                                                   securities of
                                                   medium-sized companies
                                                   selected through a
                                                   value strategy
 ------------------------------------------------------------------------
  SMALL CAP PORTFOLIO      long-term growth of     under normal
                           capital                 circumstances, invests
                                                   at least 80% of net
                                                   assets in equity
                                                   securities of small
                                                   companies
 ------------------------------------------------------------------------

A "FOCUS" STRATEGY -- one in which a Manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolio will invest in up to 10 securities, and the Portfolio will hold up to a total of 30 securities. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Portfolio.


ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of securities to achieve its investment goal.

                           SEASONS SELECT PORTFOLIOS


 ------------------------------------------------------------------------
                                                    PRINCIPAL INVESTMENT
        PORTFOLIO             INVESTMENT GOAL             STRATEGY
 ------------------------------------------------------------------------
  INTERNATIONAL EQUITY     long-term growth of     under normal
  PORTFOLIO                capital                 circumstances, invests
                                                   at least 80% of net
                                                   assets in equity
                                                   securities of issuers
                                                   in at least three
                                                   countries other than
                                                   the U.S.
 ------------------------------------------------------------------------
  DIVERSIFIED FIXED        relatively high         under normal
  INCOME PORTFOLIO         current income and      circumstances, invests
                           secondarily capital     at least 80% of net
                           appreciation            assets in fixed income
                                                   securities, including
                                                   U.S. and foreign
                                                   government securities,
                                                   mortgage-backed
                                                   securities, investment
                                                   grade debt securities,
                                                   and high yield/high
                                                   risk bonds ("junk
                                                   bonds")
 ------------------------------------------------------------------------
  CASH MANAGEMENT          high current yield      invests in a
  PORTFOLIO                while preserving        diversified selection
                           capital                 of money market
                                                   instruments
 ------------------------------------------------------------------------



The following chart shows the investment goal and strategy of the Seasons Focused Portfolio.



                           SEASONS FOCUSED PORTFOLIO



 ------------------------------------------------------------------------
        PORTFOLIO             INVESTMENT GOAL             STRATEGY
 ------------------------------------------------------------------------
  FOCUS GROWTH PORTFOLIO   long-term growth of     active trading of
                           capital                 equity securities of
                                                   large-cap companies
                                                   that offer the
                                                   potential for
                                                   long-term growth of
                                                   capital. Under normal
                                                   circumstances, at
                                                   least 80% of net
                                                   assets will be
                                                   invested in large-cap
                                                   companies.
 ------------------------------------------------------------------------

Each Seasons Select Portfolio except the CASH MANAGEMENT PORTFOLIO, is managed by several separate Managers, and we call these Portfolios the "Multi-Managed Seasons Select Portfolios." Each Multi-Managed Seasons Select Portfolio offers you access to at least three different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. To balance the risks of an actively managed portfolio, each Multi-Managed Seasons Select Portfolio includes a passively-managed index component, currently managed by AIG Global Investment Corp. ("AIGGIC") that seeks to track a target index or a subset of an index.


The Seasons Focused Portfolio offers you access to several different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.


SunAmerica initially allocated the assets of each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio among the Managers for a Portfolio in a manner designed to maximize investment efficiency. SunAmerica allocates new cash from share purchases over redemption requests equally among the Managers, unless SunAmerica determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio to determine the extent to which the portion of assets managed by a Manager differs from that portion managed by any other Manager of the Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will then re-allocate cash flows among the Managers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio's asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Multi-Managed Seasons Select Portfolio or Seasons Focused Portfolio among Managers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Manager to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Manager to a portion of the Portfolio with a relatively lower total return.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?


A: The following section describes the principal risks of each Portfolio. The charts beginning on page 30 also describe various additional risks.


     Risks of Investing in Equity Securities


     The MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, LARGE CAP VALUE, MID CAP GROWTH, MID CAP VALUE, SMALL CAP, INTERNATIONAL EQUITY AND FOCUS GROWTH PORTFOLIOS invest primarily in equity securities. In addition, the MULTI-MANAGED INCOME/EQUITY PORTFOLIO invests significantly in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, MID CAP GROWTH, SMALL CAP AND FOCUS GROWTH PORTFOLIOS. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally.

     Risks of Indexing

     A component of the following portfolios is managed to track the performance of an index: LARGE CAP GROWTH PORTFOLIO, LARGE CAP COMPOSITE PORTFOLIO, LARGE CAP VALUE PORTFOLIO, MID CAP GROWTH PORTFOLIO, MID CAP VALUE PORTFOLIO, SMALL CAP PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO AND DIVERSIFIED FIXED INCOME PORTFOLIO. The Manager of such components, AIGGIC, may endeavor to track the index by purchasing every stock included in the index in the same proportions. Or, in the alternative, the Manager may invest in a sampling of index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the index. If this component of such Portfolio does not adequately track the characteristics of the index, it is likely that the performance of this component will not be similar to the performance of the index and, therefore, may have an impact on the overall performance of the Portfolio. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, raising funds to meet redemptions or rebalancing the portfolio, even if there are adverse developments concerning a particular security, company or industry.


     Risks of Investing in Bonds


     The MULTI-MANAGED INCOME/EQUITY, MULTI-MANAGED INCOME and DIVERSIFIED FIXED INCOME PORTFOLIOS invest primarily in bonds. In addition, the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS each invests significantly in bonds. As a result, as with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

     Risks of Investing in Junk Bonds

     Each of the Portfolios except the STOCK, MID CAP GROWTH and CASH MANAGEMENT PORTFOLIOS may invest in varying degrees in high yield/high risk securities, also known as "junk bonds," which are considered speculative. While the Managers try to diversify a Portfolio and try to engage in a credit analysis of each junk bond issuer in which a Portfolio invests, junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for shareholders.

     Risks of Investing in Money Market Securities

     While an investment in the CASH MANAGEMENT PORTFOLIO should present the least market risk of any of the Portfolios since it invests only in high-quality short-term debt obligations, you should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risks that the value of its investments may be affected by changes in interest rates. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value of $1.00.

     Risks of Investing Internationally

     All Portfolios except the CASH MANAGEMENT PORTFOLIO may invest in foreign securities. The INTERNATIONAL EQUITY PORTFOLIO invests at least 80% of its net assets in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

     Risks of Investing in Smaller Companies

     All Portfolios except the DIVERSIFIED FIXED INCOME and CASH MANAGEMENT PORTFOLIOS may invest in equity securities of smaller companies. The SMALL CAP PORTFOLIO invests at least 80% of net assets in equity securities of smaller companies. Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET
     ALLOCATION: DIVERSIFIED GROWTH and SMALL CAP PORTFOLIOS.

     Risks of Investing in "Non-Diversified" Portfolios

     Each Portfolio except for the ASSET ALLOCATION: DIVERSIFIED GROWTH, STOCK, DIVERSIFIED FIXED INCOME, and CASH MANAGEMENT PORTFOLIOS is "non-diversified," which means that each can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

     Additional Principal Risks

     Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE SEASONS PORTFOLIOS PERFORMED HISTORICALLY?


A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolio's performance from calendar year to calendar year, and by comparing each Portfolios' average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

--------------------------------------------------------------------------------

                         MULTI-MANAGED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................     31.45%

1999........................................................     55.76%

2000........................................................    -10.38%

2001........................................................    -20.01%

2002........................................................    -18.52%


During the period shown in the bar chart, the highest return for a quarter was 31.19% (quarter ended 12/31/99) and the lowest return for a quarter was -16.31% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 11.74%.

--------------------------------------------------------------------------------


             AVERAGE ANNUAL TOTAL RETURNS                    PAST         PAST          RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)       ONE YEAR    FIVE YEARS       INCEPTION(5)
----------------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio Class 1                    -18.52%        3.64%             6.45%
----------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                             -22.10%       -0.58%             4.19%
----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                    10.26%        7.54%             8.32%
----------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                  -20.48%       -1.36%            -0.47%
----------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                -12.97%        2.12%             5.76%
----------------------------------------------------------------------------------------------------



(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.

(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.


(4) The Blended Benchmark Index consists of 51% S&P 500(R), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index, and 2% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.


(5) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 1)
                                                              ----------

1998........................................................     25.07%

1999........................................................     41.32%

2000........................................................     -5.39%

2001........................................................    -14.40%

2002........................................................    -13.21%



During the period shown in the bar chart, the highest return for a quarter was 24.57% (quarter ended 12/31/99) and the lowest return for a quarter was -12.03% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 10.21%.

--------------------------------------------------------------------------------


             AVERAGE ANNUAL TOTAL RETURNS                    PAST         PAST          RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)       ONE YEAR    FIVE YEARS       INCEPTION(5)
----------------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class 1           -13.21%        4.43%             6.85%
----------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                             -22.10%       -0.58%             4.19%
----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                    10.26%        7.54%             8.32%
----------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                  -20.48%       -1.36%            -0.47%
----------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                 -8.21%        3.43%             6.46%
----------------------------------------------------------------------------------------------------



(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.

(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.


(4) The Blended Benchmark Index consists of 37.9% S&P 500(R), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000 Index, and 1.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.

(5) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------


                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 1)
                                                              ----------

1998........................................................    19.13%

1999........................................................    17.31%

2000........................................................      1.2%

2001........................................................    -4.81%

2002........................................................    -4.75%



During the period shown in the bar chart, the highest return for a quarter was 10.80% (quarter ended 12/31/99) and the lowest return for a quarter was -5.32% (quarter ended 03/31/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 7.74%.

--------------------------------------------------------------------------------

            AVERAGE ANNUAL TOTAL RETURNS                   PAST         PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)      ONE YEAR    FIVE YEARS       INCEPTION(4)
--------------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio Class 1            -4.75%        5.10%                6.89%
--------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                           -22.10%       -0.58%                4.19%
--------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                  10.26%        7.54%                8.32%
--------------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                               -1.38%        5.14%                7.27%
--------------------------------------------------------------------------------------------------


(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.

(3) The Blended Benchmark Index consists of 33.4% S&P 500(R), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.

(4) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                         MULTI-MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 1)
                                                              ----------

1998........................................................    13.58%

1999........................................................     6.99%

2000........................................................     5.71%

2001........................................................     0.66%

2002........................................................     1.59%



During the period shown in the bar chart, the highest return for a quarter was 5.31% (quarter ended 12/31/99) and the lowest return for a quarter was -1.19% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 6.64%.

--------------------------------------------------------------------------------

            AVERAGE ANNUAL TOTAL RETURNS                   PAST         PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)      ONE YEAR    FIVE YEARS       INCEPTION(4)
--------------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio Class 1                    1.59%        5.61%             7.05%
--------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                           -22.10%       -0.58%             4.19%
--------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                  10.26%        7.54%             8.32%
--------------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                                4.11%        6.33%             7.82%
--------------------------------------------------------------------------------------------------


(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.

(3) The Blended Benchmark Index consists of 17.35% S&P 500(R), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.

(4) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------

1998........................................................    13.43%

1999........................................................    18.79%

2000........................................................     -4.9%

2001........................................................   -10.97%

2002........................................................   -16.56%


During the period shown in the bar chart, the highest return for a quarter was 15.54% (quarter ended 12/31/98) and the lowest return for a quarter was -15.03% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 8.39%.

--------------------------------------------------------------------------------

            AVERAGE ANNUAL TOTAL RETURNS                   PAST         PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)      ONE YEAR    FIVE YEARS       INCEPTION(5)
--------------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth Portfolio Class
   1                                                     -16.56%       -0.98%             1.19%
--------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                           -22.10%       -0.58%             4.19%
--------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                  10.26%        7.54%             8.32%
--------------------------------------------------------------------------------------------------
 MSCI EAFE Index(3)                                      -15.94%       -2.89%            -2.07%
--------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                              -14.75%        0.90%             3.40%
--------------------------------------------------------------------------------------------------


(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets. During 1997 the MSCI EAFE Index performance was only available on a monthly basis.


(4) The Blended Benchmark Index consists of 60% S&P 500(R), 20% Lehman Brothers U.S. Aggregate Index, and 20% MSCI EAFE Index. The Blended Benchmark Index data given is based on information available as of April 30, 1997.


(5) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------


                             FOCUS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------

2001........................................................   -11.41%

2002........................................................   -22.99%


During the period shown in the bar chart, the highest return for a quarter was 14.24% (quarter ended 12/31/01) and the lowest return for a quarter was -16.54% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 16.55%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Focus Growth Portfolio Class 1(1)                              -22.99%          -21.00%
-------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(2)                                -27.88%          -28.22%
-------------------------------------------------------------------------------------------
 S&P 500(R)(3)                                                  -22.10%          -16.93%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------



(1) Effective October 1, 2002, Salomon Brothers Asset Management Inc. replaced Jennison Associates LLC as manager of a component of the portfolio.


(2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth value.


(3) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognised as representative of the performance of the U.S. stock market.

(4) Inception date for Class 1 shares is July 5, 2000.

--------------------------------------------------------------------------------


                                STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    27.24%

1999........................................................    21.51%

2000........................................................    -0.56%

2001........................................................    -9.91%

2002........................................................   -23.11%


During the period shown in the bar chart, the highest return for a quarter was 22.80% (quarter ended 12/31/98) and the lowest return for a quarter was -15.32% (quarter ended 6/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 14.49%.

--------------------------------------------------------------------------------

            AVERAGE ANNUAL TOTAL RETURNS                   PAST         PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)      ONE YEAR    FIVE YEARS       INCEPTION(2)
--------------------------------------------------------------------------------------------------
 Stock Portfolio Class 1                                 -23.11%        1.27%             5.71%
--------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                           -22.10%       -0.58%             4.19%
--------------------------------------------------------------------------------------------------


(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

(2) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                           LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................    -18.49%

2001........................................................    -19.61%

2002........................................................    -25.85%


During the period shown in the bar chart, the highest return for a quarter was 10.81% (quarter ended 12/31/01) and the lowest return for a quarter was -17.84% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 12.01%.

--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio Class 1(1)                          -25.85%           -9.09%
-------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Growth Index(2)                               -23.59%           -10.30%
-------------------------------------------------------------------------------------------


(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.


(2) The S&P 500(R)/BARRA Growth and Value Indices are unmanaged and are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-price ratios; conversely, the growth index has firms with lower book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indices, the value and growth indices are capitalization-weighted, meaning that each stock is weighted in proportion to its market value.

(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                         LARGE CAP COMPOSITE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................     -6.87%

2001........................................................    -14.08%

2002........................................................    -23.44%


During the period shown in the bar chart, the highest return for a quarter was 12.17% (quarter ended 12/31/01) and the lowest return for a quarter was -16.14% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 10.73%.

--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio Class 1(1)                       -23.44%           -6.80%
-------------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                  -22.10%           -7.26%
-------------------------------------------------------------------------------------------


(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.

(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                           LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................    13.06%

2001........................................................    -1.21%

2002........................................................   -21.09%


During the period shown in the bar chart, the highest return for a quarter was 9.22% (quarter ended 12/31/01) and the lowest return for a quarter was -19.47% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 11.65%.

--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Large Cap Value Portfolio Class 1(1)                           -21.09%           -1.01%
-------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Value Index(2)                                -20.86%           -4.70%
-------------------------------------------------------------------------------------------


(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.


(2) The S&P 500(R)/BARRA Growth and Value Indices are unmanaged and are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-price ratios; conversely, the growth index has firms with lower book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indices, the value and growth indices are capitalization-weighted, meaning that each stock is weighted in proportion to its market value.

(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                            MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................     -2.53%

2001........................................................    -13.80%

2002........................................................    -23.46%


During the period shown in the bar chart, the highest return for a quarter was 22.83% (quarter ended 12/31/01) and the lowest return for a quarter was -24.38% (quarter ended 09/30/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 19.61%.

--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio Class 1(1)                            -23.46%           -0.09%
-------------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(2)                              -27.41%           -6.21%
-------------------------------------------------------------------------------------------


(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.

(2) Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.
(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                            MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------
2000........................................................   34.48%
2001........................................................    7.20%
2002........................................................   -8.75%


During the period shown in the bar chart, the highest return for a quarter was 12.92% (quarter ended 12/31/01) and the lowest return for a quarter was -15.71% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 8.78%.

--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio Class 1(1)                             -8.75%          8.56%
-------------------------------------------------------------------------------------------
 Russell Midcap(R) Value Index(2)                               -9.64%          3.30%
-------------------------------------------------------------------------------------------


(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.


(2) Russell Midcap(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                              SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------
2000........................................................   -12.23%
2001........................................................   -12.24%
2002........................................................   -25.00%


During the period shown in the bar chart, the highest return for a quarter was 19.71% (quarter ended 12/31/01) and the lowest return for a quarter was -22.95% (quarter ended 09/30/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 15.71%.

--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Small Cap Portfolio Class 1(1)                                 -25.00%          -5.87%
-------------------------------------------------------------------------------------------
 Russell 2000(R) Index(2)                                       -20.48%          -0.47%
-------------------------------------------------------------------------------------------


(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.


(2) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------
2000........................................................   -17.82%
2001........................................................   -24.35%
2002........................................................   -23.82%


During the period shown in the bar chart, the highest return for a quarter was 5.80% (quarter ended 12/31/01) and the lowest return for a quarter was -22.48% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 7.30%.

--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 International Equity Portfolio Class 1(1)                      -23.82%        -11.85%
-------------------------------------------------------------------------------------------
 MSCI EAFE Index(2)                                             -15.94%         -7.56%
-------------------------------------------------------------------------------------------


(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.


(2) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets.

(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                       DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................    8.26%
2001........................................................    4.68%
2002........................................................    8.67%


During the period shown in the bar chart, the highest return for a quarter was 4.47% (quarter ended 9/30/02) and the lowest return for a quarter was -0.71% (quarter ended 6/30/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 3.77%.

--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio Class 1(1)                    8.67%          5.12%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                         10.26%          7.53%
-------------------------------------------------------------------------------------------


(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.

(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 1)
                                                              ----------
2000........................................................     5.58%
2001........................................................     3.48%
2002........................................................     0.98%



During the period shown in the bar chart, the highest return for a quarter was 1.47% (quarter ended 12/31/00) and the lowest return for a quarter was 0.18% (quarter ended 3/31/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 0.18%.

--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(1)
-------------------------------------------------------------------------------------------
 Cash Management Portfolio Class 1                               0.98%           3.59%
-------------------------------------------------------------------------------------------


(1) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------


The table below describes the fees and expenses you may pay on Class 1 shares if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)


                                                                                  MULTI-              MULTI-
                                                              MULTI-             MANAGED             MANAGED
                                                             MANAGED             MODERATE            INCOME/
                                                              GROWTH              GROWTH              EQUITY
                                                            PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                           ------------        ------------        ------------
                                                             CLASS 1             CLASS 1             CLASS 1
                                                           ------------        ------------        ------------
Management Fees..........................................     0.89%               0.85%               0.81%
Distribution/Service (12b-1) Fees........................     0.00%               0.00%               0.00%
Other Expenses...........................................     0.20%               0.15%               0.17%
Total Annual Portfolio Operating Expenses................     1.09%               1.00%               0.98%



                                                                                  ASSET
                                                              MULTI-           ALLOCATION:
                                                             MANAGED           DIVERSIFIED
                                                              INCOME              GROWTH              STOCK
                                                            PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                           ------------        ------------        ------------
                                                             CLASS 1             CLASS 1             CLASS 1
                                                           ------------        ------------        ------------
Management Fees..........................................     0.77%               0.85%               0.85%
Distribution/Service (12b-1) Fees........................     0.00%               0.00%               0.00%
Other Expenses...........................................     0.20%               0.11%               0.10%
Total Annual Portfolio Operating Expenses................     0.97%               0.96%               0.95%



                                                            LARGE CAP           LARGE CAP           LARGE CAP
                                                              GROWTH            COMPOSITE             VALUE
                                                            PORTFOLIO          PORTFOLIO(1)        PORTFOLIO(1)
                                                           ------------        ------------        ------------
                                                             CLASS 1             CLASS 1             CLASS 1
                                                           ------------        ------------        ------------
Management Fees..........................................     0.80%               0.80%               0.80%
Distribution/Service (12b-1) Fees........................     0.00%               0.00%               0.00%
Other Expenses...........................................     0.36%               0.79%               0.30%
Total Annual Portfolio Operating Expenses................     1.16%               1.59%               1.10%



                                                             MID CAP             MID CAP
                                                              GROWTH              VALUE             SMALL CAP
                                                           PORTFOLIO(1)        PORTFOLIO(1)        PORTFOLIO(1)
                                                           ------------        ------------        ------------
                                                             CLASS 1             CLASS 1             CLASS 1
                                                           ------------        ------------        ------------
Management Fees..........................................     0.85%               0.85%               0.85%
Distribution/Service (12b-1) Fees........................     0.00%               0.00%               0.00%
Other Expenses...........................................     0.43%               0.30%               0.48%
Total Annual Portfolio Operating Expenses................     1.28%               1.15%               1.33%



                                                                                DIVERSIFIED
                                                           INTERNATIONAL           FIXED                CASH
                                                              EQUITY               INCOME            MANAGEMENT
                                                           PORTFOLIO(1)         PORTFOLIO(1)        PORTFOLIO(1)
                                                           -------------        ------------        ------------
                                                              CLASS 1             CLASS 1             CLASS 1
                                                           -------------        ------------        ------------
Management Fees..........................................      1.00%               0.70%               0.55%
Distribution/Service (12b-1) Fees........................      0.00%               0.00%               0.00%
Other Expenses...........................................      0.76%               0.30%               0.31%
Total Annual Portfolio Operating Expenses................      1.76%               1.00%               0.86%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)


                                                              FOCUS GROWTH
                                                              PORTFOLIO(1)
                                                              ------------
                                                                CLASS 1
                                                              ------------
Management Fees.............................................     1.00%
Distribution/Service (12b-1) Fees...........................     0.00%
Other Expenses..............................................     0.49%
Total Annual Portfolio Operating Expenses...................     1.49%



------------------------------



(1) The investment adviser, SunAmerica, is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolios do not exceed the amounts set forth below:



                                                              CLASS 1
                                                              -------
Large Cap Growth Portfolio..................................   1.10%
Large Cap Composite Portfolio...............................   1.10%
Large Cap Value Portfolio...................................   1.10%
Mid Cap Growth Portfolio....................................   1.15%
Mid Cap Value Portfolio.....................................   1.15%
Small Cap Portfolio.........................................   1.15%
International Equity Portfolio..............................   1.30%
Diversified Fixed Income Portfolio..........................   1.00%
Cash Management Portfolio...................................   0.85%
Focus Growth Portfolio......................................   1.30%

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
Multi-Managed Growth Portfolio.............................   $111    $  347    $  601     $1,329
Multi-Managed Moderate Growth Portfolio....................    102       318       552      1,225
Multi-Managed Income Equity Portfolio......................    100       312       542      1,201
Multi-Managed Income Portfolio.............................     99       309       536      1,190
Asset Allocation: Diversified Growth Portfolio.............     98       306       531      1,178
Stock Portfolio............................................     97       303       526      1,166
Large Cap Growth Portfolio*................................    118       368       638      1,409
Large Cap Composite Portfolio*.............................    162       502       866      1,889
Large Cap Value Portfolio*.................................    112       350       606      1,340
Mid Cap Growth Portfolio*..................................    130       406       702      1,545
Mid Cap Value Portfolio*...................................    117       365       633      1,398
Small Cap Portfolio*.......................................    135       421       729      1,601
International Equity Portfolio*............................    179       554       954      2,073
Diversified Fixed Income Portfolio*........................    102       318       552      1,225
Cash Management Portfolio*.................................     88       274       477      1,061
Focus Growth Portfolio*....................................    152       471       813      1,779



* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the investment adviser, Sun America. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time. The following are your costs after these fee waivers and/or expense reimbursements:



                                                              1 YEAR   3 YEAR   5 YEAR   10 YEAR
                                                              ------   ------   ------   -------
Large Cap Growth Portfolio..................................   $112     $350     $606    $1,340
Large Cap Composite Portfolio...............................    112      350      606     1,340
Large Cap Value Portfolio...................................    112      350      606     1,340
Mid Cap Growth Portfolio....................................    117      365      633     1,398
Mid Cap Value Portfolio.....................................    117      365      633     1,398
Small Cap Portfolio.........................................    117      365      633     1,398
International Equity Portfolio..............................    132      412      713     1,568
Diversified Fixed Income Portfolio..........................    102      318      552     1,225
Cash Management Portfolio...................................     87      271      471     1,049
Focus Growth Portfolio......................................    132      412      713     1,568

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES


Each Portfolio has its own investment goal and principal strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's and, Managed Component's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Annuity Contracts.


The Variable Annuity Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

ADDITIONAL INFORMATION ABOUT THE SEASONS PORTFOLIOS


Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the MULTI-MANAGED GROWTH and MULTI-MANAGED MODERATE GROWTH PORTFOLIOS seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the AGGRESSIVE GROWTH/SUNAMERICA and GROWTH/JANUS components than do the other two Multi-Managed Seasons Portfolios. In contrast, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT components. The MULTI-MANAGED INCOME/EQUITY and the MULTI-MANAGED INCOME PORTFOLIOS do not allocate any percentage of their assets to the AGGRESSIVE GROWTH/SUNAMERICA component.


You should carefully review the investment objectives and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO, you should be aware that this Portfolio distributes its assets among the GROWTH/JANUS component, the SUNAMERICA/BALANCED component and the FIXED INCOME/WELLINGTON MANAGEMENT component in a ratio of 8%/17%/75%. Also, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO you should be aware that this Portfolio invests three quarters of its assets in the FIXED INCOME/WELLINGTON MANAGEMENT component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

--------------------------------------------------------------------------------------------------------------------------
MANAGED COMPONENTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                         FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                  BALANCED               COMPONENT/
                                COMPONENT/               COMPONENT/               COMPONENT/              WELLINGTON
                                SUNAMERICA                  JANUS                 SUNAMERICA              MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
 What are the             - Equity securities,     - Equity securities      - Equity securities:    - U.S. and foreign
 Portfolio's/Managed        including those of       selected for their       -large-cap stocks       fixed income
 Component's principal      lesser known or high     growth potential:        -mid-cap stocks         securities of
 investments?               growth companies or      -large-cap stocks      - Long term bonds and     varying maturities
                            industries, such as      -mid-cap stocks          other debt              and risk/return
                            technology,              -small-cap stocks        securities              characteristics (at
                            telecommunications,                             - 70%/30% neutral         least 80% investment
                            media, healthcare,                                equity/debt             grade securities and
                            energy and consumer                               weighting for Multi-    at least 85% U.S.
                            cyclicals:                                        Managed Growth and      dollar denominated
                            -mid-cap stocks                                   Moderate Growth         securities)
                            -small-cap stocks                                 Portfolios (actual    - U.S. government
                                                                              weighting may           securities
                                                                              differ)               - Asset-backed and
                                                                            - 50%/50% neutral         mortgage-backed
                                                                              equity/debt             securities
                                                                              weighting for Multi-
                                                                              Managed
                                                                              Income/Equity and
                                                                              Income Portfolios
                                                                              (actual weighting
                                                                              may differ)
--------------------------------------------------------------------------------------------------------------------------
 What other types of      - Large-cap stocks       - Junk bonds (up to      - Small-cap stocks      - Junk bonds (up to
 investments may the      - Short-term               35%)                     (up to 20%)             20%)
 Portfolio/Managed          investments            - Short-term             - Short-term            - Short-term
 Component significantly    (up to 25%)              investments              investments             investments (up to
 invest in?               - Illiquid securities      (up to 25%)              (up to 25%)             20%)
                            (up to 15% of net      - Illiquid securities    - Foreign securities    - Foreign securities
                            assets)                  (up to 15% of net        (up to 25%)             (up to 15%
                          - Options                  assets)                - ADRs/EDRs/GDRs          denominated in
                                                                            - Emerging markets        foreign currencies;
                                                                            - PFICs                   up to 100%
                                                                            - Illiquid securities     denominated in U.S.
                                                                              (up to 15% of net       dollars)
                                                                              assets)               - Illiquid securities
                                                                                                      (up to 15% of net
                                                                                                      assets)
--------------------------------------------------------------------------------------------------------------------------
 What other types of      - Investment grade       - Investment grade       - Investment grade      - Currency
 investments may the        fixed income             fixed income             fixed income            transactions
 Portfolio/Managed          securities               securities               securities            - Currency baskets
 Component use as part    - U.S. government        - U.S. government        - U.S. government       - PFICs
 of efficient portfolio     securities               securities               securities            - Options and futures
 management or to         - Asset-backed and       - Asset-backed and       - Asset-backed and      - Special situations
 enhance return?            mortgage-backed          mortgage-backed          mortgage- backed      - Securities lending
                            securities               securities               securities
                          - Foreign securities     - Foreign securities     - Options and futures
                          - ADRs/EDRs/GDRs         - ADRs/EDRs/GDRs         - Special situations
                          - Passive Foreign        - Currency transactions  - Currency
                            Investment Companies   - Currency baskets         transactions
                            (PFIC)                 - Emerging markets       - Currency baskets
                          - Options and futures    - PFICs                  - Securities lending
                          - Special situations     - Options and futures
                          - Securities lending     - Special situations
--------------------------------------------------------------------------------------------------------------------------
 What risks normally      - Market volatility      - Market volatility      - Market volatility     - Market volatility
 affect the               - Securities selection   - Securities selection   - Securities selection  - Securities selection
 Portfolio/Managed        - Growth stocks          - Growth stocks          - Interest rate         - Interest rate
 Component?               - Small and medium       - Small and medium         fluctuations            fluctuations
                            sized companies          sized companies        - Small and medium      - Non-diversified
                          - Non-diversified        - Non-diversified          sized companies         status
                            status                   status                 - Non-diversified       - Credit quality
                          - Foreign exposure       - Foreign exposure         status                - Junk bonds
                          - Emerging markets       - Emerging markets       - Foreign exposure      - Illiquidity
                          - Illiquidity            - Junk bonds             - Emerging markets      - Prepayment
                          - Derivatives            - Credit quality         - Credit quality        - Derivatives
                          - Hedging                - Illiquidity            - Illiquidity           - Hedging
                          - Active trading         - Prepayment             - Prepayment            - Active trading
                          - Prepayment             - Derivatives            - Derivatives           - Foreign exposure
                                                   - Hedging                - Hedging               - Emerging markets
                                                   - Active trading
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
SEASONS PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------
                                          ASSET ALLOCATION:
                                     DIVERSIFIED GROWTH PORTFOLIO                      STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's/     - Strategic allocation of approximately     - Common stocks (at least 80% of net
 Managed Component's             80% (with a range of 65-95%) of total       assets)
 principal investments?          assets to equity securities:
                                 -large-cap stocks
                                 -mid-cap stocks
                                 -small-cap stocks
                               - Strategic allocation of approximately
                                 20% (with a range of 5-35%) of assets
                                 to fixed income securities
                               - Foreign securities (up to 60%)
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Junk bonds (up to 20%)                    - Short-term investments (up to 20%)
 investments may the           - Short-term investments (up to 20%)        - Foreign securities (up to 30%)
 Portfolio/Managed Component   - Illiquid securities (up to 15% of net     - Illiquid securities (up to 15% of net
 significantly invest in?        assets)                                     assets)
                                                                           - ADRs/EDRs/GDRs
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed income             - Mid-cap stocks
 investments may the             securities                                - Investment grade fixed income
 Portfolio/Managed Component   - U.S. government securities                  securities
 use as part of efficient      - Asset-backed and mortgage-backed          - U.S. government securities
 portfolio management or to      securities                                - Asset-backed and mortgage-backed
 enhance return?               - Currency transactions                       securities
                               - Currency baskets                          - Currency transactions
                               - Emerging markets                          - Currency baskets
                               - PFICs                                     - Emerging markets
                               - Options and futures                       - PFICs
                               - Special situations - Securities lending   - REITs
                               - Hybrid instruments (up to 10%)            - Options and futures
                                                                           - Special situations
                                                                           - Convertible securities and warrants
                                                                           - Exchange Traded Funds (ETFs)
                                                                           - Hybrid instruments (up to 10%)
                                                                           - Securities lending
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Market volatility                         - Market volatility
 the Portfolio/Managed         - Securities selection                      - Securities selection
 Component?                    - Growth stocks                             - Growth stocks
                               - Foreign exposure                          - Foreign exposure
                               - Small and medium sized companies          - Small and medium sized companies
                               - Emerging markets                          - Emerging markets
                               - Credit quality                            - Illiquidity
                               - Junk bonds                                - Prepayment
                               - Illiquidity                               - Derivatives
                               - Prepayment                                - Hedging
                               - Derivatives                               - Active trading
                               - Hedging                                   - Interest rate fluctuations
                               - Active trading                            - Credit quality
                               - Interest rate fluctuations
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                       LARGE CAP                     LARGE CAP                      LARGE CAP
                                    GROWTH PORTFOLIO            COMPOSITE PORTFOLIO              VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of large
 principal investments?          large companies (at least     large companies (at least     companies (at least 80% of
                                 80% of net assets)            80% of net assets) that       net assets) selected
                                 selected through a growth     offer the potential for       through a value strategy
                                 strategy                      long-term growth of
                                                               capital or dividends
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Mid-cap stocks              - Mid-cap stocks              - Mid-cap stocks
 investments may the           - Junk bonds (up to 20%)      - Junk bonds (up to 15%)      - Short-term investments (up
 Portfolio significantly       - Short-term investments      - Short-term investments        to 20%)
 invest in?                      (up to 20%)                   (up to 20%)                 - Foreign securities (up to
                               - Foreign securities          - Foreign securities (up to     30%)
                               - Emerging markets              30%)                        - ADRs/EDRs/GDRs
                               - ADRs/EDRs/GDRs              - ADRs/EDRs/GDRs              - Special situations
                               - PFICs                       - Illiquid securities (up     - PFICs
                               - Illiquid securities (up       to 15% of net assets)       - Illiquid securities (up to
                                 to 15% of net assets)                                       15% of net assets)
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Small-cap stocks            - Small-cap stocks            - Small-cap stocks
 investments may the           - Investment grade fixed      - Investment grade fixed      - Junk bonds (up to 10%)
 Portfolio use as part of        income securities             income securities           - REITs
 efficient portfolio           - U.S. government             - U.S. government             - Currency transactions
 management or to enhance        securities                    securities                  - Currency baskets
 return?                       - Asset-backed and            - Asset-backed and            - Emerging markets
                                 mortgage-backed securities    mortgage- backed securities - Options and futures
                               - REITs                       - PFICs                       - Hybrid instruments (up to
                               - Currency transactions       - REITs                         10%)
                               - Currency baskets            - Currency transactions       - Interest rate swaps,
                               - Custodial receipts and      - Currency baskets              mortgage swaps, caps, floors
                                 trust certificates          - Emerging markets              and collars
                               - Options and futures         - Options and futures         - Convertible securities and
                               - Options on foreign          - Hybrid instruments (up to     warrants
                                 currency                      10%)                        - ETFs
                               - Options on securities and   - Interest rate swaps,        - Securities lending
                                 securities indices            mortgage swaps, caps,       - Investment grade fixed
                               - Hybrid instruments (up to     floors and collars            income securities
                                 10%):                       - Special situations          - U.S. government securities
                                 - SPDRs                     - Convertible securities      - Asset-backed and mortgage-
                                 - iShares                     and warrants                  backed securities
                               - Interest rate caps,         - ETFs
                                 floors and collars          - Securities lending
                               - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Market volatility           - Market volatility           - Market volatility
 the Portfolio?                - Securities selection        - Securities selection        - Securities selection
                               - Growth stocks               - Growth stocks               - Value investing
                               - Non-diversified status      - Non-diversified status      - Non-diversified status
                               - Foreign exposure            - Foreign exposure            - Foreign exposure
                               - Emerging markets            - Emerging markets            - Emerging markets
                               - Illiquidity                 - Illiquidity                 - Illiquidity
                               - Prepayment                  - Prepayment                  - Prepayment
                               - Derivatives                 - Derivatives                 - Derivatives
                               - Hedging                     - Hedging                     - Hedging
                               - Active trading              - Active trading              - Active trading
                               - Indexing                    - Indexing                    - Indexing
                               - Interest rate               - Interest rate               - Interest rate fluctuations
                                 fluctuations                  fluctuations                - Credit quality
                               - Credit quality              - Credit quality              - Junk bonds
                               - Junk bonds                  - Junk bonds                  - Small and medium sized
                               - Small and medium sized      - Small and medium sized        companies
                                 companies                     companies
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                        MID CAP                       MID CAP                       SMALL CAP
                                    GROWTH PORTFOLIO              VALUE PORTFOLIO                   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's     - Equity securities of        - Equity securities of        - Equity securities of small
 principal investments?         medium- sized companies (at   medium- sized companies (at   companies (at least 80% of
                                least 80% of net assets)      least 80% of net assets)      net assets)
                                selected through a growth     selected through a value
                                strategy                      strategy
-----------------------------------------------------------------------------------------------------------------------
 What other types of          - Large-cap stocks            - Large-cap stocks            - Active trading
 investments may the          - Small-cap stocks            - Small-cap stocks            - Junk bonds (up to 20%)
 Portfolio significantly      - Short-term investments      - Junk bonds (up to 20%)      - Short-term investments (up
 invest in?                     (up to 20%)                 - Short-term investments        to 20%)
                              - Foreign securities (up to     (up to 20%)                 - Foreign securities (up to
                                30%)                        - Foreign securities (up to     30%)
                              - ADRs/EDRs/GDRs                30%)                        - ADRs/EDRs/GDRs
                              - PFICs                       - ADRs/EDRs/GDRs              - PFICs
                              - Illiquid securities (up     - Special situations          - Illiquid securities (up to
                                to 15% of net assets)       - PFICs                         15% of net assets)
                              - Special situations          - Illiquid securities (up     - Options and futures
                                                              to 15% of net assets)
-----------------------------------------------------------------------------------------------------------------------
 What other types of          - Investment grade fixed      - Investment grade fixed      - Large-cap stocks
 investments may the            income securities             income securities           - Mid-cap stocks
 Portfolio use as part of     - U.S. government             - U.S. government             - Investment grade fixed
 efficient portfolio            securities                    securities                    income securities
 management or to enhance     - Asset-backed and            - Asset-backed and            - U.S. government securities
 return?                        mortgage- backed securities   mortgage- backed securities - Asset-backed and mortgage-
                              - REITs                       - REITs                         backed securities
                              - Currency transactions       - Currency transactions       - REITs
                              - Currency baskets            - Currency baskets            - Emerging markets
                              - Emerging markets            - Custodial receipts and      - Hybrid instruments (up to
                              - Options and futures           trust certificates            10%)
                              - Hybrid instruments (up to   - Emerging markets            - Interest rate swaps,
                                10%)                        - Options and futures           mortgage swaps, caps, floors
                              - Interest rate swaps,        - Options on foreign            and collars
                                mortgage swaps, caps,         currencies                  - Special situations
                                floors and collars          - Options on securities and   - Securities lending
                              - Convertible securities        securities indices
                                and warrants                - Hybrid instruments (up to
                              - ETFs                          10%):
                              - Securities lending            - SPDRs
                                                              - iShares
                                                            - Interest rate caps,
                                                              floors and collars
                                                            - Securities lending
                                                            - ETFs
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect   - Market volatility           - Market volatility           - Market volatility
 the Portfolio?               - Securities selection        - Securities selection        - Securities selection
                              - Growth stocks               - Value investing             - Growth stocks
                              - Non-diversified status      - Non-diversified status      - Non-diversified status
                              - Foreign exposure            - Foreign exposure            - Foreign exposure
                              - Emerging markets            - Emerging markets            - Emerging markets
                              - Illiquidity                 - Illiquidity                 - Illiquidity
                              - Prepayment                  - Prepayment                  - Prepayment
                              - Derivatives                 - Derivatives                 - Derivatives
                              - Hedging                     - Hedging                     - Hedging
                              - Active trading              - Active trading              - Active trading
                              - Indexing                    - Indexing                    - Indexing
                              - Small and medium sized      - Small and medium sized      - Small and medium sized
                                companies                     companies                     companies
                              - Interest rate               - Interest rate               - Interest rate fluctuations
                                fluctuations                  fluctuations                - Credit quality
                              - Credit quality              - Credit quality              - Junk bonds
                                                            - Junk bonds
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                  INTERNATIONAL EQUITY           DIVERSIFIED FIXED               CASH MANAGEMENT
                                       PORTFOLIO                  INCOME PORTFOLIO                  PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's     - Equity securities (at       - Fixed income securities     - A diversified selection of
 principal investments?         least 80% of net assets) of   (at least 80% of net          money market instruments
                                issuers in at least three     assets) including U.S.
                                countries other than the      and foreign government
                                U.S.                          securities
                                                            - Mortgage-backed
                                                              securities
                                                            - Investment grade debt
                                                              securities
                                                            - Foreign securities (up to
                                                              30%)
                                                            - Junk bonds (up to 20%)
-----------------------------------------------------------------------------------------------------------------------
 What other types of          - Large-cap stocks            - Asset-backed and            - Investment grade fixed
 investments may the          - Mid-cap stocks                mortgage- backed securities   income securities
 Portfolio significantly      - Small-cap stocks            - ADRs/EDRs/GDRs              - U.S. government securities
 invest in?                   - Junk bonds (up to 20%)      - PFICs                       - Illiquid securities (up to
                              - Short-term investments      - Illiquid securities (up       10% of net assets)
                                (up to 20%)                   to 15% of net assets)
                              - ADRs/EDRs/GDRs              - Short-term investments
                              - PFICs                         (up to 20%)
                              - Emerging markets
                              - Illiquid securities (up
                                to 15% of net assets)
-----------------------------------------------------------------------------------------------------------------------
 What other types of          - Investment grade fixed      - Currency transactions       - Asset-backed and mortgage-
 investments may the            income securities           - Currency baskets              backed securities
 Portfolio use as part of     - U.S. government             - Emerging markets
 efficient portfolio            securities                  - Options and futures
 management or to enhance     - Asset-backed and            - Hybrid instruments (up to
 return?                        mortgage- backed securities   10%)
                              - REITs                       - Interest rate swaps,
                              - Currency transactions         mortgage swaps, caps,
                              - Currency baskets              floors and collars
                              - Custodial receipts and      - Special situations
                                trust certificate           - Securities lending
                              - Options and futures
                              - Options of foreign
                                currencies
                              - Options on securities and
                                securities indices
                              - Hybrid instruments (up to
                                10%):
                                - SPDRs
                                - iShares
                              - Interest rate caps,
                                floors and collars
                              - Special situations
                              - Securities lending
                              - ETFs
                              - Unseasoned companies
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect   - Market volatility           - Market volatility           - Securities selection
 the Portfolio?               - Securities selection        - Securities selection        - Interest rate fluctuations
                              - Foreign exposure            - Interest rate               - Credit quality
                              - Emerging markets              fluctuations                - Market volatility
                              - Non-diversified status      - Credit quality
                              - Interest rate               - Junk bonds
                                fluctuations                - Foreign exposure
                              - Credit quality              - Emerging markets
                              - Junk bonds                  - Illiquidity
                              - Illiquidity                 - Prepayment
                              - Prepayment                  - Derivatives
                              - Derivatives                 - Hedging
                              - Hedging                     - Indexing
                              - Indexing                    - Active trading
                              - Active trading
-----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
SEASONS FOCUSED PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                           FOCUS GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's principal investments?           - Equity securities of large cap companies (at least
                                                             80% of net assets).
------------------------------------------------------------------------------------------------------------------
 What other types of investments may the Portfolio         - Foreign securities
 significantly invest in?                                  - Mid-cap stocks
                                                           - Small-cap stocks
                                                           - Convertible securities
                                                           - Warrants
                                                           - Rights
                                                           - Preferred stocks
                                                           - Illiquid securities (up to 15% of net assets)
                                                           - Junk bonds (up to 20%)
------------------------------------------------------------------------------------------------------------------
 What other types of investments may the Portfolio use     - Short-term investments (up to 20%)
 as part of efficient portfolio management or to enhance   - Defensive instruments
 return?                                                   - Options and futures
                                                           - Special situations
                                                           - Currency transactions
                                                           - ETFs
                                                           - Fixed-income securities
                                                           - Hybrid instruments (up to 10%)
                                                           - REITs
                                                           - Securities lending
------------------------------------------------------------------------------------------------------------------
 What risks normally affect the Portfolio?                 - Non-diversified status
                                                           - Market volatility
                                                           - Growth stocks
                                                           - Securities selection
                                                           - Foreign exposure
                                                           - Derivatives
                                                           - Hedging
                                                           - Small and medium sized companies
                                                           - Interest rate fluctuations
                                                           - Credit quality
                                                           - Active trading
                                                           - Junk bonds
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.


CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which certain Portfolios may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.


DEFENSIVE INSTRUMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.


     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios other than the Seasons Focused Portfolios, generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P Midcap(R) 400 Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index as of the date of this Prospectus. With respect to the Seasons Focused Portfolio, the market capitalization ranges are as follows: $1.3 billion or less for the small-cap category; between $1.3 billion and $7.8 billion for the mid-cap category; and $7.8 billion or more for the large-cap category.


         Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

     - EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning the underlying security they are designed to track. Lack of liquidity in an ETF results in it being more volatile.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.


     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.


FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.


HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts and iShares, and structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID SECURITIES. Securities which cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.


INTEREST RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.


UNSEASONED COMPANIES are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.


A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

ABOUT THE INDICES

     - S&P 500(R) INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

     - NASDAQ 100(R) INDEX is a widely recognized unmanaged index of common stocks listed in the NASDAQ market.

     - RUSSELL 2000(R) INDEX is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.


     - RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

     - RUSSELL MIDCAP(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

     - RUSSELL 1000(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

     - RUSSELL 1000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.


     - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX is a market capitalization weighted composite of securities in 19 developed markets.



     - LEHMAN BROTHERS U.S. AGGREGATE INDEX combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.


Certain Portfolios invest in either the growth or value "subset" of an index. These subsets are created by splitting an index according to "book-to-price" ratio (that is, the difference between an issuer's "book value" and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios. The S&P/BARRA GROWTH AND VALUE INDEXES are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with lower book-to-price ratios; conversely, the growth index has firms with higher book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.

RISK TERMINOLOGY


ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year in the past five years or since inception.


CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INDEXING: The passively managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.


INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.


MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.


SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.


VALUE INVESTING: When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER

AIG SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, serves as Manager for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.


SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $31 billion as of December 31, 2002. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, SunAmerica Strategic Investment Series, Inc., SunAmerica Style Select Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.



In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the CASH MANAGEMENT PORTFOLIO, the AGGRESSIVE GROWTH/SUNAMERICA and BALANCED/SUNAMERICA components of the Multi-Managed Seasons Portfolios, and portions of the LARGE CAP COMPOSITE, SMALL CAP AND DIVERSIFIED FIXED INCOME PORTFOLIOS.


For the fiscal year ended March 31, 2003 each Seasons Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

                      PORTFOLIO                                  FEE
                      ---------                                  ---
Multi-Managed Growth Portfolio.......................            0.89%
Multi-Managed Moderate Growth Portfolio..............            0.85%
Multi-Managed Income/Equity Portfolio................            0.81%
Multi-Managed Income Portfolio.......................            0.77%
Asset Allocation: Diversified Growth Portfolio.......            0.85%
Stock Portfolio......................................            0.85%

For the fiscal year ended March 31, 2003, each Seasons Select Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:


PORTFOLIO                                                        FEE
---------                                                        ---
Large Cap Growth Portfolio...........................            0.80%
Large Cap Composite Portfolio........................            0.80%
Large Cap Value Portfolio............................            0.80%
Mid Cap Growth Portfolio.............................            0.85%
Mid Cap Value Portfolio..............................            0.85%
Small Cap Portfolio..................................            0.85%
International Equity Portfolio.......................            1.00%
Diversified Fixed Income Portfolio...................            0.70%
Cash Management Portfolio............................            0.55%

For the fiscal year ended March 31, 2003, the Seasons Focused Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:



                      PORTFOLIO                                  FEE
                      ---------                                  ---
Focus Growth Portfolio...............................            1.00%


SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica ("unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

INFORMATION ABOUT THE SUBADVISERS


AIG GLOBAL INVESTMENT CORP. AIGGIC was organized as a New Jersey corporation in 1983 as R.J. Hoffman & Co., Inc. and subsequently changed to its current name in 1995. AIGGIC is a wholly owned subsidiary of AIG Global Investment Group, Inc. ("AIGGIG"), which in turn is a wholly owned subsidiary of American International Group, Inc. AIGGIC manages third-party institutional, retail and private equity fund assets. As of March 31, 2003, AIGGIC and its affiliated asset managers had approximately $329.3 billion in assets under management. AIGGIC is located at 175 Water Street, New York, New York 10038.



FRED ALGER MANAGEMENT, INC. Alger is a New York corporation wholly owned by its principals and located at 111 Fifth Avenue, New York, NY 10003. Since 1964, Alger has provided investment management services to large corporate pension plans, state and local governments, insurance companies, mutual funds and high net-worth individuals. As of March 31, 2003, Alger had approximately $8.3 billion in assets under management.


GOLDMAN SACHS ASSET MANAGEMENT, L.P. GSAM is located at 32 Old Slip, New York, NY 10005. GSAM registered as an investment adviser in 1990. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations and insurance companies and individual investors. As of December 31, 2002, GSAM, along with other units of the Investment Management Division of Goldman Sachs & Co. (Goldman Sachs), had approximately $329.6 billion in assets under management.


GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL. GSAM-International, a business unit of the Investment Management Division of Goldman Sachs, is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of December 31, 2002, GSAM-International, along with other units of the Investment Management Division of Goldman Sachs & Co. (Goldman Sachs), had approximately $329.6 billion in assets under management.

JANUS CAPITAL MANAGEMENT LLC. Janus is a Delaware limited liability company with principal offices at 100 Fillmore Street, Denver, Colorado 80206-4923. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2003, Janus had approximately $132.7 billion in assets under management.


LORD, ABBETT & CO. LLC. Lord Abbett, located at 90 Hudson Street, Jersey City, NJ 07302, has been an investment manager for over 70 years. Lord Abbett provides similar services to over 40 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2003, Lord Abbett had approximately $49 billion in assets under management.

MARSICO CAPITAL MANAGEMENT, LLC. Marsico is a Delaware limited liability company located at 1200 17th Street, Suite 1300, Denver, CO 80202. Marsico provides investment management services to various mutual funds and private accounts. As of March 31, 2003, Marsico had approximately $16 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, L.L.C. Putnam is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2003, Putnam had approximately $240 billion in assets under management.

SALOMON BROTHERS ASSET MANAGEMENT INC Salomon Brothers is located at 399 Park Avenue, New York, New York, 10022, and is a subsidiary of Citigroup, Inc. Salomon Brothers, together with its affiliates in London, Frankfurt, Tokyo and Hong Kong, provide a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of March 31, 2003, Salomon Brothers had approximately $36.0 billion in assets under management. Effective October 1, 2002, Salomon Brothers assumed responsibility for a component of the Focus Growth Portfolio.


T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2003, T. Rowe Price had approximately $139.9 billion in assets under management.


WELLINGTON MANAGEMENT COMPANY, LLP. Wellington Management is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of March 31, 2003, Wellington had approximately $301 billion in assets under management.

PORTFOLIO MANAGEMENT

The management of each Portfolio and Managed Component is summarized in the following tables.

--------------------------------------------------------------------------------------------
SEASONS PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio                 - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Aggressive Growth
                                                  component and SunAmerica/Balanced
                                                  component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed
                                                  Income component)
--------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio        - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Aggressive Growth
                                                  component and SunAmerica/Balanced
                                                  component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed
                                                  Income component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio          - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Balanced component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed
                                                  Income component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio                 - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Balanced component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed
                                                  Income component)
--------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth           - Putnam
 Portfolio
--------------------------------------------------------------------------------------------
 Stock Portfolio                                - T. Rowe Price
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio                     - AIGGIC
                                                - GSAM
                                                - Janus
--------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio                  - AIGGIC
                                                - SunAmerica
                                                - T. Rowe Price
--------------------------------------------------------------------------------------------
 Large Cap Value Portfolio                      - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio                       - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        - AIGGIC
                                                - GSAM
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Small Cap Portfolio                            - AIGGIC
                                                - Lord Abbett
                                                - SunAmerica
--------------------------------------------------------------------------------------------
 International Equity Portfolio                 - AIGGIC
                                                - GSAM-International
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio             - AIGGIC
                                                - SunAmerica
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Cash Management Portfolio                      - SunAmerica
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
SEASONS FOCUSED PORTFOLIO
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Focus Growth Portfolio                         - Alger
                                                - Salomon Brothers
                                                - Marsico
--------------------------------------------------------------------------------------------

The primary investment manager(s) and/or the management team(s) for each Portfolio and Managed Component is set forth in the following tables.


---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 SunAmerica/ Aggressive   SunAmerica     - Donna M. Calder              Ms. Calder joined the firm
 Growth component                          Senior Vice President and    in 1998 as a Vice President
 (Multi-Managed                            Portfolio Manager (Domestic  and portfolio manager and
 Seasons Portfolios)                       Equity Investment Team)      was named Senior Vice
                                                                        President in February 2001.
---------------------------------------------------------------------------------------------------
 SunAmerica/ Balanced     SunAmerica     - Francis D. Gannon            Mr. Gannon has been a
 component                                 Senior Vice President and    portfolio manager with the
 (Multi-Managed Seasons                    Portfolio Manager (Domestic  firm since 1996. He joined
 Portfolios)                               Equity Investment Team)      SunAmerica as an equity
                                                                        analyst in 1993.
                                         - Fixed Income Investment
                                           Team
---------------------------------------------------------------------------------------------------
 Janus/Growth component   Janus          - Scott W. Schoelzel           Mr. Schoelzel has been a
 (Multi-Managed                                                         portfolio manager with
 Seasons Portfolios)                                                    Janus since joining the
                                                                        firm in 1994.
---------------------------------------------------------------------------------------------------
 Wellington               Wellington     - Lucius T. Hill, III          Mr. Hill has been a
 Management/              Management       Senior Vice President,       portfolio manager with
 Fixed Income component                    Portfolio Manager and        Wellington Management since
 (Multi-Managed                            Partner                      joining the firm in 1993.
 Seasons Portfolios)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Asset Allocation:        Putnam         Global Asset Allocation Team:
 Diversified Growth
 Portfolio
                                         - Jeffery L. Knight            Mr. Knight is Managing
                                           Team Leader                  Director and Chief
                                                                        Investment Officer of the
                                                                        Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1993 and is a Chartered
                                                                        Financial Analyst with 10
                                                                        years investment
                                                                        experience.
                                         - Robert J. Kea                Mr. Kea is Senior Vice
                                           Team member                  President and Quantitative
                                                                        Analyst in the Global Asset
                                                                        Allocation Team. He joined
                                                                        Putnam in 1989 and is a
                                                                        Chartered Financial Analyst
                                                                        with 14 years of investment
                                                                        experience.
                                         - Robert J. Schoen             Mr. Schoen is Senior Vice
                                           Team member                  President and Quantitative
                                                                        Analyst for the Global
                                                                        Asset Allocation Team. He
                                                                        joined Putnam in 1987 and
                                                                        has 12 years of investment
                                                                        experience.
                                         - J. Graham Spiers             Mr. Spiers is Senior Vice
                                           Team member                  President and Portfolio
                                                                        Manager in the Global Asset
                                                                        Allocation Team. He joined
                                                                        Putnam in 1997 and is a
                                                                        Chartered Financial Analyst
                                                                        with 21 years of investment
                                                                        experience.
---------------------------------------------------------------------------------------------------
 Stock Portfolio          T. Rowe Price  - Robert W. Smith Investment   Mr. Smith has been managing
                                           Advisory Committee Chairman  investments with T. Rowe
                                           and Vice President           Price since joining the
                                                                        firm in 1992.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         AIGGIC         - Magali Azema-Barac           Ms. Azema-Barac joined
 Portfolio                                 Portfolio Manager            AIGGIC in 2001 as Vice
                                                                        President, Portfolio
                                                                        Manager for AIGGIC's
                                                                        indexed equity portfolios.
                                                                        From September 1999 to
                                                                        December 2001, she was Vice
                                                                        President and Head of
                                                                        Equity at American General
                                                                        Investment Management, L.P.
                                                                        ("AGIM"). Prior to joining
                                                                        AGIM, she worked as an
                                                                        independent consultant from
                                                                        January 1999 to September
                                                                        1999. From 1994 to 1999,
                                                                        she worked for USWest
                                                                        Investment Management
                                                                        Company where she developed
                                                                        quantitative investment
                                                                        strategies and managed over
                                                                        $5 billion in index and
                                                                        enhanced-index funds.
---------------------------------------------------------------------------------------------------
                          GSAM           - Steven M. Barry              Mr. Barry joined GSAM as a
                                           Managing Director, Co-       portfolio manager in 1999.
                                           Chief Investment Officer     From 1988 to 1999, he was a
                                           and Senior Portfolio         portfolio manager at
                                           Manager                      Alliance Capital
                                                                        Management.
                                         - Kenneth T. Berents           Mr. Berents joined GSAM as
                                           Managing Director, Co-       a portfolio manager in
                                           Chairman of Investment       2000. From 1992 to 1999, he
                                           Committee and Senior         was Director of Research
                                           Portfolio Manager            and head of the Investment
                                                                        Committee at Wheat First
                                                                        Union.
                                         - Herbert E. Ehlers            Mr. Ehlers joined GSAM as a
                                           Managing Director, Chief     senior portfolio manager
                                           Investment Officer and       and Chief Investment
                                           Senior Portfolio Manager     Officer of the Growth team
                                                                        in 1997. From 1981 to 1997,
                                                                        he was the Chief Investment
                                                                        Officer and Chairman of
                                                                        Liberty Investment
                                                                        Management, Inc.
                                                                        ("Liberty") and its
                                                                        predecessor firm, Eagle
                                                                        Asset Management ("Eagle").
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         GSAM           - Gregory H. Ekizian           Mr. Ekizian joined GSAM as
 Portfolio (continued)                     Managing Director, Co-Chief  portfolio manager and Co-
                                           Investment Officer and       Chair of the Growth
                                           Senior Portfolio Manager     Investment Committee in
                                                                        1997. From 1990 to 1997, he
                                                                        was a portfolio manager at
                                                                        Liberty and it's
                                                                        predecessor firm, Eagle.
                                         - Scott Kolar                  Mr. Kolar joined GSAM as an
                                           Vice President and           equity analyst in 1997 and
                                           Portfolio Manager            became a portfolio manager
                                                                        in 1999. From 1994 to 1997,
                                                                        he was an equity analyst
                                                                        and information systems
                                                                        specialist at Liberty.
                                         - Ernest C. Segundo, Jr.       Mr. Segundo joined GSAM as
                                           Vice President, Co-Chairman  a portfolio manager in
                                           of Investment Committee and  1997. From 1992 to 1997, he
                                           Senior Portfolio Manager     was a portfolio manager at
                                                                        Liberty, and its
                                                                        predecessor firm, Eagle.
                                         - Mark D. Shattan              Mr. Shattan joined GSAM as
                                           Vice President and           an equity analyst in 1999
                                           Portfolio Manager            and became a portfolio
                                                                        manager in May 2002. From
                                                                        1997 to 1999, he was a
                                                                        equity research analyst at
                                                                        Salomon Smith Barney.
                                         - David G. Shell               Mr. Shell joined GSAM as a
                                           Managing Director, Co-Chief  portfolio manager in 1997.
                                           Investment Officer and       From 1987 to 1997, he was a
                                           Senior Portfolio Manager     portfolio manager at
                                                                        Liberty and its predecessor
                                                                        firm, Eagle.
---------------------------------------------------------------------------------------------------
                          Janus          - Scott W. Schoelzel           See above.
                                           Vice President and
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Composite      AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                 Portfolio Manager
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Francis D. Gannon            See above.
                                           Senior Vice President and
                                           Portfolio Manager
                                           (Domestic Equity
                                           Investment Team)
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Robert W. Smith              See above.
                                           Investment Advisory
                                           Committee Chairman and
                                           Vice President
---------------------------------------------------------------------------------------------------
 Large Cap Value          AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                 Portfolio Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Brian C. Rogers, CFA, --     Mr. Rogers joined T. Rowe
                                           Investment Advisory          Price's Equity Research
                                           Committee Chairman and       Division in 1982 and has
                                           Vice President               been managing investments
                                                                        since 1983.
---------------------------------------------------------------------------------------------------
                          Wellington     - Steven T. Irons, CFA         Mr. Irons joined Wellington
                          Management       Vice President and           Management in 1993 as a
                                           Portfolio Manager            research analyst on the
                                                                        firm's Value Team.
                                         - John R. Ryan, CFA            Mr. Ryan joined Wellington
                                           Senior Vice President,       Management in 1981 as a
                                           Managing Partner and         portfolio manager on the
                                           Portfolio Manager            firm's Value Team.
---------------------------------------------------------------------------------------------------
 Mid Cap Growth           AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                 Portfolio Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Donald J. Peters             Mr. Peters has been a
                                           Vice President and           portfolio manager and
                                           Portfolio Manager            quantitative investment
                                                                        analyst for T. Rowe Price's
                                                                        Equity Research Division
                                                                        since joining the firm in
                                                                        1993.
---------------------------------------------------------------------------------------------------
                          Wellington     - Stephen Mortimer             Mr. Mortimer joined
                          Management       Vice President and           Wellington Management in
                                           Portfolio Manager            2001 as an equity analyst
                                                                        in the Growth and Capital
                                                                        Appreciation Groups. From
                                                                        1998 to 2001, he was an
                                                                        equity analyst at Vinik
                                                                        Asset Management. From 1997
                                                                        to 1998, he was a research
                                                                        analyst at Colonial
                                                                        Management.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Growth           Wellington     - Robert D. Rands, CFA         Mr. Rands joined Wellington
 Portfolio (continued)    Management       Senior Vice President,       Management in 1978 as a
                                           Partner and Assistant        special situations analyst
                                           Portfolio Manager            and became a portfolio
                                                                        manager in 1983.
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  AIGGIC         - Magali Azema-Barac           See above.
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------
                          GSAM           - Andrew Braun                 Mr. Braun joined GSAM as a
                                           Vice President and           mutual fund product
                                           Portfolio Manager            development analyst in July
                                                                        1993. From January 1997 to
                                                                        April 2001, he was a
                                                                        research analyst on the
                                                                        GSAM Value team and became
                                                                        a portfolio manager in May
                                                                        2001.
                                         - Dolores Bamford              Ms. Bamford joined GSAM as
                                           Vice President and           a portfolio manager for the
                                           Portfolio Manager            value team in April 2002.
                                                                        Prior to that, she was a
                                                                        portfolio manager at Putnam
                                                                        Investments for various
                                                                        products since 1991.
                                         - David L. Berdon              Mr. Berdon joined GSAM as a
                                           Vice President and           research analyst in March
                                           Portfolio Manager            2001 and became a portfolio
                                                                        manager in October 2002.
                                                                        From September 1999 to
                                                                        March 2001, he was a Vice
                                                                        President for Business
                                                                        Development and Strategic
                                                                        Alliances at Soliloquy Inc.
                                                                        From September 1997 to
                                                                        September 1999, he was a
                                                                        principal consultant at
                                                                        Diamond Technology
                                                                        Partners.
                                         - Scott Carroll                Mr. Carroll joined GSAM as
                                           Vice President and           a portfolio manager in May
                                           Portfolio Manager            2002. From 1996 to 2002, he
                                                                        worked at Van Kampen Funds
                                                                        where he had portfolio
                                                                        management and analyst
                                                                        responsibilities for Growth
                                                                        and Income and Equity
                                                                        Income Funds.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  GSAM           - Sally Pope Davis             Ms. Davis joined GSAM as a
 (continued)                               Vice President and           portfolio manager in August
                                           Portfolio Manager            2001. From December 1999 to
                                                                        July 2001, she was a
                                                                        relationship manager in the
                                                                        Private Wealth Management
                                                                        area at Goldman Sachs. From
                                                                        August 1989 to November
                                                                        1999, she was a bank
                                                                        analyst in the Goldman
                                                                        Sachs Investment Research
                                                                        Department.
                                         - Stacey Ann DeMatteis         Ms. DeMatteis joined GSAM
                                           Vice President and Client    as a product- marketing
                                           Portfolio Manager            analyst in September 1993.
                                                                        From December 1997 to April
                                                                        2000, she was a
                                                                        relationship manager in
                                                                        Broker-Dealer sales. In May
                                                                        2000, she became a client
                                                                        portfolio manager on the
                                                                        Value team.
                                         - Sean Gallagher               Mr. Gallagher joined GSAM
                                           Vice President and           as a research analyst in
                                           Portfolio Manager            May 2000. He became a
                                                                        portfolio manager in
                                                                        December 2001. From October
                                                                        1993 to May 2000, he was a
                                                                        research analyst at Merrill
                                                                        Lynch Asset Management.
                                         - James Otness                 Mr. Otness joined GSAM as a
                                           Vice President and Senior    portfolio manager in May
                                           Portfolio Manager            2000. From 1998 to 2000, he
                                                                        headed Dolphin Asset
                                                                        Management. From 1970 to
                                                                        1998, he worked at J.P.
                                                                        Morgan most recently as a
                                                                        managing director and
                                                                        portfolio manager
                                                                        responsible for small-cap
                                                                        institutional equity
                                                                        investments.
                                         - Lisa Parisi                  Ms. Parisi joined GSAM as a
                                           Vice President and           portfolio manager in August
                                           Portfolio Manager            2001. From December 2000 to
                                                                        August 2001, she was a
                                                                        portfolio manager at John
                                                                        A. Levin & Co. From March
                                                                        1995 to December 2000, she
                                                                        was a portfolio manager and
                                                                        managing director at
                                                                        Valenzuela Capital.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  GSAM           - Eileen Rominger              Ms. Rominger joined GSAM as
 (continued)                               Managing Director, Chief     a portfolio manager and
                                           Investment Officer and       Chief Investment officer of
                                           Senior Portfolio Manager     the Value Equity team in
                                                                        1999. From 1981 to 1999,
                                                                        she worked at Oppenheimer
                                                                        Capital, most recently as a
                                                                        senior portfolio manager.
---------------------------------------------------------------------------------------------------
                          Lord Abbett    - Eileen Banko                 Ms. Banko joined Lord
                                           Equity Analyst               Abbett in 1990.
                                         - David Builder                Mr. Builder joined Lord
                                           Equity Analyst               Abbett in 1998. Prior to
                                                                        that, he was an analyst at
                                                                        Bear Stearns from
                                                                        1996-1998.
                                         - Howard E. Hansen             Mr. Hansen joined Lord
                                           Partner at Lord Abbett       Abbett in 1995. He has been
                                           and Investment Manager       an associate portfolio
                                                                        manager since 1997.
                                         - Edward K. von der Linde      Mr. von der Linde has been
                                           Partner at Lord Abbett,      a portfolio manager with
                                           Investment Manager and       Lord Abbett since 1995. He
                                           Team Leader                  joined the firm in 1988.
---------------------------------------------------------------------------------------------------
 Small Cap Portfolio      AIGGIC         - Magali Azema-Barac           See above.
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Lord Abbett    - John J. DiChiaro             Mr. DiChiaro joined Lord
                                           Partner at Lord Abbett and   Abbett in 2000. Prior to
                                           Senior Strategy              joining Lord Abbett, Mr.
                                           Coordinator                  DiChiaro was Vice
                                                                        President -- Securities
                                                                        Group with Wafra Investment
                                                                        Advisory Group from 1988 to
                                                                        2000.
                                         - Lesley-Jane Dixon            Ms. Dixon joined Lord
                                           Partner at Lord Abbett and   Abbett in 1995.
                                           Senior Research Analyst
                                         - F. Thomas O'Halloran         Mr. O'Halloran joined Lord
                                           Investment Manager and       Abbett in 2001. Prior to
                                           Team Leader                  joining Lord Abbett, Mr.
                                                                        O'Halloran was Executive
                                                                        Director/Senior Research
                                                                        Analyst with Dillon
                                                                        Reed/UBS Warburg.
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Donna Calder                 See above.
                                           Senior Vice President and
                                           Portfolio Manager
                                           (Domestic Equity
                                           Investment Team)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 International Equity     AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                 Portfolio Manager
---------------------------------------------------------------------------------------------------
                          GSAM-          - Nuno Fernandes               Mr. Fernandes joined
                          International    Executive Director and       GSAM-International as a
                                           Senior Portfolio Manager     research analyst on the
                                                                        global emerging markets
                                                                        equity team in April 1998.
                                                                        He was named a senior
                                                                        portfolio manager in April
                                                                        1999. From 1994 to 1998, he
                                                                        worked for ING Barings and
                                                                        Smith Barney where he
                                                                        followed Latin American
                                                                        banking stocks.
                                         - Shogo Maeda                  Mr. Maeda joined GSAM-
                                           Managing Director and        International as a
                                           Senior Portfolio Manager     portfolio manager in 1994.
                                                                        He became Chief Investment
                                                                        Officer for Pan Asian
                                                                        Equities in 2001.
                                         - Safa Muhtaseb                Mr. Muhtaseb joined GSAM-
                                           Executive Director           International as a
                                           Senior Portfolio Manager     portfolio manager in
                                                                        December 2001. From 1999 to
                                                                        2001, he was a Director of
                                                                        International Equity
                                                                        Investments at Virginia
                                                                        Retirement System.
                                         - Susan Noble                  Ms. Noble joined GSAM-
                                           Managing Director and        International as a senior
                                           Senior Portfolio Manager     portfolio manager and head
                                                                        of the European Equity team
                                                                        in October 1997.
                                         - Michael Stanes               Mr. Stanes joined GSAM-
                                           Executive Director and       International as a
                                           Senior Portfolio Manager     portfolio manager in
                                                                        November 2002. From 1986 to
                                                                        2001, he worked at Mercury
                                                                        Asset Management where he
                                                                        managed UK equity
                                                                        portfolios in London,
                                                                        Japanese equity portfolios
                                                                        in Tokyo and, most
                                                                        recently, US and global
                                                                        portfolios in the US.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 International Equity     Lord Abbett    - Ingrid C. Holm               Ms. Holm joined Lord Abbett
 Portfolio (continued)                     Investment Manager           in 2001. Prior to joining
                                                                        Lord Abbett, Ms. Holm was a
                                                                        portfolio manager at
                                                                        Batterymarch Financial
                                                                        Management, Inc. from 2000-
                                                                        2001. From 1987-2000, she
                                                                        held various positions at
                                                                        the Prudential Insurance
                                                                        Company of America, most
                                                                        recently as a Global Equity
                                                                        portfolio manager.
                                         - Robert G. Morris             Mr. Morris joined Lord
                                           Partner and Director of      Abbett in 1991.
                                           Equity Investments
---------------------------------------------------------------------------------------------------
 Diversified Fixed        AIGGIC         - Magali Azema-Barac           See above.
 Income Portfolio                          Portfolio Manager
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Michael Cheah, CFA           Mr. Cheah joined SunAmerica
                                           Vice President and           in 1999 as Vice President
                                           Portfolio Manager            and portfolio manager
                                                                        responsible for all
                                                                        investment grade fixed-
                                                                        income portfolios. Prior to
                                                                        joining SunAmerica, he was
                                                                        a Director of the U.S. Bond
                                                                        Division and Representative
                                                                        of the New York Office of
                                                                        the Monetary Authority of
                                                                        Singapore from 1991 to
                                                                        1999.
---------------------------------------------------------------------------------------------------
                          Wellington     - Lucius T. Hill, III          See above.
                          Management       Senior Vice President,
                                           Portfolio Manager and
                                           Partner
---------------------------------------------------------------------------------------------------
 Cash Management          SunAmerica     - Fixed Income Investment      N/A
 Portfolio                                 Team
---------------------------------------------------------------------------------------------------
 Focus Growth Portfolio   Alger          - Fred Alger                   Mr. Alger founded Alger in
                                           Chairman, President and      1964. He served as
                                           Chief Market Strategist      President and Portfolio
                                                                        Manager until 1995. Mr.
                                                                        Alger assumed
                                                                        responsibilities of Chief
                                                                        Market Strategist in 2001.
                                         - Dan Chung, CFA               Mr. Chung joined Alger in
                                           Chief Investment Officer,    1994 as a Research
                                           Director of Research and     Associate. He later served
                                           Portfolio Manager            as Associate Analyst,
                                                                        Analyst and Senior Analyst
                                                                        before his current
                                                                        responsibilities as Chief
                                                                        Investment Officer.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Growth Portfolio   Salomon        - Alan J. Blake                Mr. Blake is a Portfolio
 (continued)              Brothers         Managing Director            Manager of Salomon
                                                                        Brothers, which he joined
                                                                        in 2001. He is also the
                                                                        Managing Director of
                                                                        Salomon Smith Barney and a
                                                                        Senior Portfolio Manager of
                                                                        Smith Barney Asset
                                                                        Management. He has worked
                                                                        with Salomon Smith Barney
                                                                        or its predecessor
                                                                        companies since 1991.
---------------------------------------------------------------------------------------------------
                          Marsico        - Thomas F. Marsico            Mr. Marsico has been the
                                           Chairman, Chief Executive    Chairman and Chief
                                           Officer and Portfolio        Executive Officer of
                                           Manager                      Marsico since he formed
                                                                        Marsico in 1997. From 1988
                                                                        through 1997, Mr. Marsico
                                                                        served as the portfolio
                                                                        manager of the Janus Twenty
                                                                        Fund and from 1991 through
                                                                        1997, Mr. Marsico served as
                                                                        the portfolio manager of
                                                                        the Janus Growth & Income
                                                                        Fund.
---------------------------------------------------------------------------------------------------


CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class 1 shares of the Portfolios are not offered directly to the public. Instead, Class 1 shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. All shares of the Trust are owned by "Separate Accounts" of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies. Class 1 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 2 and 3 shares are offered through a separate prospectus.


You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the Contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Annuity Contract, including information on fees and expenses of the Contract and the Portfolios, in the Prospectus that offers the Contract, which accompanies this Prospectus.


The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.


TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share (NAV) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's shares outstanding. Investments for which market quotations are readily available are valued at market, except that short-term securities with 60 days or less to maturity are valued on an amortized cost basis. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities then these securities are fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.


The INTERNATIONAL EQUITY PORTFOLIO may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of this Portfolio's shares may change on days when the Trust is not open for purchases or redemptions.



BUY AND SELL PRICES. Variable Contracts buy and sell shares of a Portfolio at NAV, without any sales or other charges.


EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.


DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.


TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following Financial Highlights tables for Class 1 shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's annual report to shareholders, which is available upon request.


--------------------------------------------------------------------------------------------

                                                                    DIVIDENDS     DIVIDENDS
            NET ASSET      NET        NET REALIZED                   DECLARED     FROM NET
              VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM     FROM NET     REALIZED
PERIOD      BEGINNING     INCOME     GAIN(LOSS) ON    INVESTMENT    INVESTMENT     GAIN ON
ENDED       OF PERIOD   (LOSS)*/**    INVESTMENTS*    OPERATIONS*     INCOME     INVESTMENTS
--------------------------------------------------------------------------------------------
                                 Multi-Managed Growth Portfolio Class 1

3/31/99      $12.85       $0.16          $ 4.41         $ 4.57        $(0.18)      $(0.03)
3/31/00       17.21        0.18            7.72           7.90         (0.19)       (3.44)
3/31/01       21.48        0.30           (6.30)         (6.00)        (0.06)       (3.26)
3/31/02       12.16        0.16           (1.09)         (0.93)        (0.20)       (0.43)
3/31/03       10.60        0.12           (1.87)         (1.75)        (0.15)          --

                            Multi-Managed Moderate Growth Portfolio Class 1

3/31/99      $12.37       $0.28          $ 3.10         $ 3.38        $(0.23)      $(0.02)
3/31/00       15.50        0.33            5.24           5.57         (0.30)       (2.17)
3/31/01       18.60        0.44           (4.25)         (3.81)        (0.10)       (2.48)
3/31/02       12.21        0.27           (0.90)         (0.63)        (0.25)       (0.29)
3/31/03       11.04        0.21           (1.45)         (1.24)        (0.21)          --

                             Multi-Managed Income/Equity Portfolio Class 1

3/31/99      $11.79       $0.43          $ 1.57         $ 2.00        $(0.36)      $(0.10)
3/31/00       13.33        0.49            1.87           2.36         (0.41)       (0.99)
3/31/01       14.29        0.54           (1.79)         (1.25)        (0.16)       (0.95)
3/31/02       11.93        0.41           (0.54)         (0.13)        (0.34)       (0.35)
3/31/03       11.11        0.34           (0.62)         (0.28)        (0.29)          --

----------  ------------------------------------------------------------------------------
                                                                     RATIO OF
                 NET                         NET                       NET
                ASSET                      ASSETS      RATIO OF     INVESTMENT
                VALUE                      END OF     EXPENSES TO   INCOME TO
PERIOD         END OF          TOTAL       PERIOD       AVERAGE      AVERAGE     PORTFOLIO
ENDED          PERIOD        RETURN***     (000'S)    NET ASSETS    NET ASSETS   TURNOVER
----------  ------------------------------------------------------------------------------
                                Multi-Managed Growth Portfolio Class 1
3/31/99     $      17.21       35.98%     $ 69,712       1.19%         1.11%        124%
3/31/00            21.48       49.03       103,976       1.15          0.98         117
3/31/01            12.16      (30.90)       97,476       1.06          1.73         123
3/31/02            10.60       (7.77)       84,012       1.05          1.35         102
3/31/03             8.70      (16.57)       51,638       1.09          1.25         106
                           Multi-Managed Moderate Growth Portfolio Class 1
3/31/99     $      15.50       27.73%     $ 75,694       1.16%         2.08%        105%
3/31/00            18.60       37.90       107,421       1.10          1.97         108
3/31/01            12.21      (22.41)      104,548       1.01          2.72         118
3/31/02            11.04       (5.27)       96,218       0.99          2.28         102
3/31/03             9.59      (11.26)       63,068       1.00          2.06         108
                            Multi-Managed Income/Equity Portfolio Class 1
3/31/99     $      13.33       17.27%     $ 62,121       1.14%         3.51%         65%
3/31/00            14.29       18.52        74,778       1.10          3.61          68
3/31/01            11.93       (9.21)       72,843       1.04          4.01          86
3/31/02            11.11       (1.15)       68,230       1.00          3.49          62
3/31/03            10.54       (2.47)       51,615       0.98          3.17          85


----------------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser


*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                           NET
                                        REALIZED &                  DIVIDENDS     DIVIDENDS
              NET ASSET                 UNREALIZED                   DECLARED     FROM NET
                VALUE        NET       GAIN (LOSS)    TOTAL FROM     FROM NET     REALIZED
              BEGINNING   INVESTMENT        ON        INVESTMENT    INVESTMENT     GAIN ON
PERIOD ENDED  OF PERIOD   INCOME*/**   INVESTMENTS*   OPERATIONS*     INCOME     INVESTMENTS
--------------------------------------------------------------------------------------------
                                  Multi-Managed Income Portfolio Class 1

3/31/99        $11.29       $0.53         $ 0.72        $ 1.25        $(0.40)      $(0.07)
3/31/00         12.07        0.57           0.49          1.06         (0.54)       (0.40)
3/31/01         12.19        0.61          (0.53)         0.08         (0.14)       (0.48)
3/31/02         11.65        0.51          (0.40)         0.11         (0.40)       (0.16)
3/31/03         11.20        0.45          (0.02)         0.43         (0.35)          --

                          Asset Allocation: Diversified Growth Portfolio Class 1

3/31/99        $11.71       $0.14         $ 0.90        $ 1.04        $(0.12)      $   --
3/31/00         12.63        0.21           2.04          2.25         (0.22)       (0.71)
3/31/01         13.95        0.28          (2.45)        (2.17)        (0.07)       (0.63)
3/31/02         11.08        0.17          (0.32)        (0.15)        (0.16)       (0.07)
3/31/03         10.70        0.15          (2.28)        (2.13)        (0.12)          --

                                         Stock Portfolio Class 1

3/31/99        $14.66       $0.03         $ 1.84        $ 1.87        $(0.02)      $(0.30)
3/31/00         16.21       (0.01)          4.47          4.46            --        (1.07)
3/31/01         19.60        0.01          (4.03)        (4.02)           --        (1.23)
3/31/02         14.35        0.01           0.62          0.63         (0.01)       (0.61)
3/31/03         14.36        0.01          (3.36)        (3.35)           --           --

                                                                RATIO OF
                NET                     NET                        NET
               ASSET                   ASSETS     RATIO OF     INVESTMENT
               VALUE                   END OF    EXPENSES TO    INCOME TO
              END OF       TOTAL       PERIOD      AVERAGE       AVERAGE        PORTFOLIO
PERIOD ENDED  PERIOD     RETURN***    (000'S)    NET ASSETS    NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------
                                Multi-Managed Income Portfolio Class 1
3/31/99       $12.07       11.19%     $ 50,250      1.06%(2)       4.50%(2)         43%
3/31/00        12.19        9.16        54,037      1.06(2)        4.72(2)          61
3/31/01        11.65        0.60        52,683      1.06(2)        5.04(2)          85
3/31/02        11.20        0.88        52,122      1.05(1)(2)     4.40(1)(2)       57
3/31/03        11.28        3.87        43,960      0.96(2)        3.97(2)          94
                        Asset Allocation: Diversified Growth Portfolio Class 1
3/31/99       $12.63        9.02%     $117,663      1.21%(2)       1.21%(2)        149%
3/31/00        13.95       18.14       161,058      1.21(2)        1.58(2)         156
3/31/01        11.08      (16.04)      154,240      0.98@(2)       2.12@(2)        193
3/31/02        10.70       (1.34)      138,550      0.96(2)        1.53(2)         233
3/31/03         8.45      (19.98)       93,278      0.95(2)        1.58(2)         143
                                        Stock Portfolio Class 1
3/31/99       $16.21       13.05%     $ 97,047      1.10%          0.20%            52%
3/31/00        19.60       28.35       132,831      1.06          (0.05)            75
3/31/01        14.35      (21.62)      128,896      0.95           0.07             77
3/31/02        14.36        4.36       114,656      0.95           0.04             59
3/31/03        11.01      (23.33)       75,591      0.95           0.11             45

----------------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.


 @ Gross of custody credits of 0.01%



(1) Ratio includes advisory recoupment which increased the net expense ratio and decreased the net investment income ratio by 0.04%.


(2) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                         EXPENSES
                                     ------------------------------------------------
                                     3/31/99    3/31/00   3/31/01   3/31/02   3/31/03
                                     --------   -------   -------   -------   -------
        Multi-Managed Income
         Portfolio.................    1.07%     1.08%     1.09%     1.05%     0.96%
        Asset Allocation:
         Diversified Growth
         Portfolio.................    1.22      1.21      0.98      0.96      0.95

                                               NET INVESTMENT INCOME (LOSS)
                                     ------------------------------------------------
                                     3/31/99    3/31/00   3/31/01   3/31/02   3/31/03
                                     --------   -------   -------   -------   -------
        Multi-Managed Income
         Portfolio.................    4.49%     4.70%      5.01%    4.40%      3.97%
        Asset Allocation:
         Diversified Growth
         Portfolio.................    1.20      1.58       2.12     1.53       1.58

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         NET
                                      REALIZED &                  DIVIDENDS     DIVIDENDS
            NET ASSET      NET        UNREALIZED                   DECLARED     FROM NET
              VALUE     INVESTMENT   GAIN (LOSS)    TOTAL FROM     FROM NET     REALIZED
PERIOD      BEGINNING     INCOME          ON        INVESTMENT    INVESTMENT     GAIN ON
ENDED       OF PERIOD   (LOSS)*/**   INVESTMENTS*   OPERATIONS*     INCOME     INVESTMENTS
------------------------------------------------------------------------------------------
                                  Large Cap Growth Portfolio Class 1

2/8/99-
3/31/99      $10.00       $   --        $ 0.77        $ 0.77        $   --       $   --
3/31/00       10.77        (0.04)         4.53          4.49         (0.01)       (0.30)
3/31/01       14.95        (0.01)        (5.35)        (5.36)        (0.02)       (1.19)
3/31/02        8.38           --         (0.40)        (0.40)           --           --
3/31/03        7.98           --         (1.99)        (1.99)           --           --

                                Large Cap Composite Portfolio Class 1

2/8/99-
3/31/99      $10.00       $ 0.01        $ 0.43        $ 0.44        $   --       $   --
3/31/00       10.44         0.01          2.64          2.65         (0.02)       (0.02)
3/31/01       13.05           --         (3.02)        (3.02)           --        (0.73)
3/31/02        9.30         0.01         (0.11)        (0.10)           --        (0.01)
3/31/03        9.19         0.03         (2.32)        (2.29)        (0.03)          --

                                  Large Cap Value Portfolio Class 1

2/8/99-
3/31/99      $10.00       $ 0.02        $ 0.19        $ 0.21        $   --       $   --
3/31/00       10.21         0.13          0.44          0.57         (0.11)       (0.26)
3/31/01       10.41         0.12          1.05          1.17         (0.12)       (0.77)
3/31/02       10.69         0.10          0.15          0.25         (0.06)       (0.28)
3/31/03       10.60         0.11         (2.84)        (2.73)        (0.03)       (0.04)

                                                              RATIO OF
              NET                     NET      RATIO OF          NET
             ASSET                  ASSETS    EXPENSES TO    INVESTMENT
             VALUE                  END OF      AVERAGE       INCOME TO
PERIOD      END OF       TOTAL      PERIOD        NET          AVERAGE      PORTFOLIO
ENDED       PERIOD     RETURN***    (000'S)    ASSETS(2)    NET ASSETS(2)   TURNOVER
----------  -------------------------------------------------------------------------
                               Large Cap Growth Portfolio Class 1
2/8/99-
3/31/99     $ 10.77       7.70%     $14,916      1.10%#          0.20%#         6%
3/31/00       14.95      41.95       27,860      1.10++         (0.31)++       74
3/31/01        8.38     (37.78)      26,094      1.10@          (0.07)@        40
3/31/02        7.98      (4.77)      21,905      1.10           (0.03)         43
3/31/03        5.99     (24.94)      12,337      1.10            0.06          58
                              Large Cap Composite Portfolio Class 1
2/8/99-
3/31/99     $ 10.44       4.40%     $11,834      1.10%#          0.55%#         8%
3/31/00       13.05      25.42       18,672      1.10++          0.08++        38
3/31/01        9.30     (24.05)      14,265      1.10@          (0.03)@        64
3/31/02        9.19      (1.10)      12,889      1.10            0.16          64
3/31/03        6.87     (24.99)       4,219      1.10            0.33          59
                                Large Cap Value Portfolio Class 1
2/8/99-
3/31/99     $ 10.21       2.10%     $13,625      1.10%#          1.53%#         5%
3/31/00       10.41       5.59       16,751      1.10++          1.21++        52
3/31/01       10.69      11.14       17,942      1.10@           1.08@         49
3/31/02       10.60       2.43       17,457      1.10            0.90          30
3/31/03        7.80     (25.86)      10,653      1.10(1)         1.19(1)       32


----------------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.

 # Annualized

  ++ The ratios reflect an expense cap of 1.10% which is net of custody credits of (0.01%), (0.02%) and (0.02%) for the Large Cap Growth Class 1, Large Cap Composite Class 1 and Large Cap Value Class 1, respectively, or waivers/reimbursements if applicable


 @ The ratios reflect an expense cap of 1.10%, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable



(1) The ratios reflect an expense ratio, which includes advisory fee recoupment which increased the net expense ratio and decreased the net investment income ratio for the Large Cap Value Portfolio by 0.02%.


(2) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                         EXPENSES
                                     ------------------------------------------------
                                     3/31/99#   3/31/00   3/31/01   3/31/02   3/31/03
                                     --------   -------   -------   -------   -------
        Large Cap Growth
         Portfolio.................    2.12%     1.31%     1.36%     1.15%     1.16%
        Large Cap Composite
         Portfolio.................    2.33      1.50      1.69      1.56      1.54
        Large Cap Value
         Portfolio.................    2.16      1.41      1.64      1.20      1.10

                                               NET INVESTMENT INCOME (LOSS)
                                     ------------------------------------------------
                                     3/31/99#   3/31/00   3/31/01   3/31/02   3/31/03
                                     --------   -------   -------   -------   -------
        Large Cap Growth
         Portfolio.................   (0.82)%    (0.52)%   (0.33)%   (0.09)%    0.01%
        Large Cap Composite
         Portfolio.................   (0.68)     (0.32)    (0.62)    (0.30)    (0.10)
        Large Cap Value
         Portfolio.................    0.47       0.90      0.54      0.80      1.20

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                          NET                       DIVIDENDS     DIVIDENDS
            NET ASSET      NET         REALIZED &                    DECLARED     FROM NET
              VALUE     INVESTMENT     UNREALIZED     TOTAL FROM     FROM NET     REALIZED
PERIOD      BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT    INVESTMENT     GAIN ON
ENDED       OF PERIOD   (LOSS)*/**    INVESTMENTS*    OPERATIONS*     INCOME     INVESTMENTS
--------------------------------------------------------------------------------------------
                                    Mid Cap Growth Portfolio Class 1

2/8/99-
3/31/99      $10.00       $   --         $ 0.46         $ 0.46        $   --       $   --
3/31/00       10.46        (0.09)          7.94           7.85            --        (0.36)
3/31/01       17.95        (0.10)         (5.35)         (5.45)           --        (3.16)
3/31/02        9.34        (0.07)          0.80           0.73            --           --
3/31/03       10.07        (0.06)         (2.33)         (2.39)           --           --

                                    Mid Cap Value Portfolio Class 1

2/8/99-
3/31/99      $10.00       $ 0.02         $(0.04)        $(0.02)       $   --       $   --
3/31/00        9.98         0.11           0.84           0.95         (0.09)       (0.32)
3/31/01       10.52         0.13           2.49           2.62         (0.11)       (0.88)
3/31/02       12.15         0.10           1.93           2.03         (0.09)       (0.68)
3/31/03       13.41         0.11          (2.73)         (2.62)        (0.02)       (0.16)

                                      Small Cap Portfolio Class 1

2/8/99-
3/31/99      $10.00       $   --         $(0.09)        $(0.09)       $   --       $   --
3/31/00        9.91        (0.03)          4.65           4.62         (0.01)       (0.44)
3/31/01       14.08        (0.02)         (3.91)         (3.93)           --        (2.12)
3/31/02        8.03        (0.02)          0.35           0.33            --           --
3/31/03        8.36        (0.03)         (2.32)         (2.35)           --           --

                                                              RATIO OF
              NET                     NET      RATIO OF          NET
             ASSET                  ASSETS    EXPENSES TO    INVESTMENT
             VALUE                  END OF      AVERAGE       INCOME TO
PERIOD      END OF       TOTAL      PERIOD        NET          AVERAGE      PORTFOLIO
ENDED       PERIOD     RETURN***    (000'S)    ASSETS(2)    NET ASSETS(2)   TURNOVER
----------  -------------------------------------------------------------------------
                                Mid Cap Growth Portfolio Class 1
2/8/99-
3/31/99     $10.46        4.60%     $13,887      1.15%#         (0.15)%#         5%
3/31/00      17.95       75.89       28,059      1.15++         (0.68)++        68
3/31/01       9.34      (34.29)      18,897      1.15@          (0.72)@         68
3/31/02      10.07        7.82       18,380      1.15           (0.72)          70
3/31/03       7.68      (23.73)      10,649      1.15           (0.71)         117
                                 Mid Cap Value Portfolio Class 1
2/8/99-
3/31/99     $ 9.98       (0.20)%    $13,088      1.15%#          1.60%#          6%
3/31/00      10.52        9.76       16,640      1.15            1.02           72
3/31/01      12.15       25.38       21,103      1.15            1.10           62
3/31/02      13.41       17.38       16,222      1.15            0.82           59
3/31/03      10.61      (19.61)      10,584      1.15(1)         0.95(1)        61
                                   Small Cap Portfolio Class 1
2/8/99-
3/31/99     $ 9.91       (0.90)%    $11,140      1.15%#          0.31%#          3%
3/31/00      14.08       46.99       21,144      1.15           (0.24)         103
3/31/01       8.03      (30.20)      14,611      1.15           (0.16)         138
3/31/02       8.36        4.11       13,864      1.15           (0.25)         101
3/31/03       6.01      (28.11)       8,061      1.15           (0.37)          91


----------------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance company. If such expenses had been included, total return would have been lower.

 # Annualized

  ++ The ratios reflect an expense cap of 1.15% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable


 @ The ratios reflect an expense cap of 1.15%, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable



(1) The ratios reflect an expense ratio, which includes advisory fee recoupment which increased the net expense ratio and decreased the net investment income ratio for the Mid Cap Value Portfolio by 0.01%.


(2) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                         EXPENSES
                                     ------------------------------------------------
                                     3/31/99#   3/31/00   3/31/01   3/31/02   3/31/03
                                     --------   -------   -------   -------   -------
        Mid Cap Growth Portfolio...    2.22%     1.37%     1.48%     1.30%     1.27%
        Mid Cap Value Portfolio....    2.23      1.47      1.64      1.31      1.15
        Small Cap Portfolio........    2.46      1.45      1.67      1.45      1.32

                                          NET INVESTMENT INCOME (LOSS)
                                     --------------------------------------
                                     3/31/99#   3/31/00   3/31/01   3/31/02   3/31/03
                                     --------   -------   -------   -------   -------
        Mid Cap Growth Portfolio...    (1.22)%   (0.90)%   (1.05)%   (0.87)%   (0.82)%
        Mid Cap Value Portfolio....     0.52      0.70      0.61      0.65      0.95
        Small Cap Portfolio........    (1.00)    (0.54)    (0.68)    (0.56)    (0.55)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                      DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                   DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM     FROM NET     REALIZED
              BEGINNING     INCOME     GAIN(LOSS) ON    INVESTMENT    INVESTMENT     GAIN ON
PERIOD ENDED  OF PERIOD   (LOSS)*/**    INVESTMENTS*    OPERATIONS*     INCOME     INVESTMENTS
----------------------------------------------------------------------------------------------
                                   International Equity Portfolio Class 1

2/8/99-
3/31/99        $10.00       $ 0.02         $ 0.32         $ 0.34        $   --       $   --
3/31/00         10.34         0.01           3.21           3.22         (0.06)       (0.30)
3/31/01         13.20         0.02          (4.44)         (4.42)           --        (0.47)
3/31/02          8.31         0.03          (0.93)         (0.90)           --        (0.05)
3/31/03          7.36         0.03          (2.24)         (2.21)        (0.03)          --

                                 Diversified Fixed Income Portfolio Class 1

2/8/99-
3/31/99        $10.00       $ 0.06         $(0.12)        $(0.06)       $   --       $   --
3/31/00          9.94         0.53          (0.42)          0.11         (0.42)          --
3/31/01          9.63         0.57           0.24           0.81         (0.57)          --
3/31/02          9.87         0.44          (0.26)          0.18         (0.29)          --
3/31/03          9.76         0.36           0.63           0.99         (0.05)          --

                                                                 RATIO OF
                NET                    NET                          NET
               ASSET                 ASSETS      RATIO OF       INVESTMENT
               VALUE                 END OF     EXPENSES TO      INCOME TO
               END OF      TOTAL     PERIOD       AVERAGE         AVERAGE      PORTFOLIO
PERIOD ENDED   PERIOD    RETURN***   (000'S)   NET ASSETS(2)   NET ASSETS(2)   TURNOVER
------------  --------------------------------------------------------------------------
                                International Equity Portfolio Class 1
2/8/99-
3/31/99       $ 10.34       3.40%    $13,693       1.30%#           1.43%#          7%
3/31/00         13.20      31.36      20,390       1.30++           0.12++         54
3/31/01          8.31     (34.10)     12,802       1.30             0.18           26
3/31/02          7.36     (10.84)      9,076       1.30             0.45           72
3/31/03          5.12     (30.12)      5,273       1.30             0.53           53
                              Diversified Fixed Income Portfolio Class 1
2/8/99-
3/31/99       $  9.94      (0.60)%   $15,229       1.00%#           4.53%#         30%
3/31/00          9.63       1.22      16,784       1.00             5.48           46
3/31/01          9.87       8.66      16,428       1.00@            5.81@          27
3/31/02          9.76       1.82      14,972       1.00             4.50           44
3/31/03         10.70      10.14      17,731       1.00(1)          3.47(1)        60


----------------------------------------

 * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.

 # Annualized

 ++ The ratios reflect an expense cap of 1.30% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable


 @ The ratios reflect an expense cap of 1.00%, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable



(1) The ratios reflect an expense ratio which includes advisory fee recoupment which increased the net expense ratio and decreased the net investment income ratio for the Diversified Fixed Income
    Portfolio by 0.09%.



(2) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                    EXPENSES
                               --------------------------------------------------
                               3/31/99#   3/31/00   3/31/01    3/31/02   3/31/03
                               --------   -------   --------   -------   --------
        International Equity
         Portfolio...........    3.59%     1.93%      2.31%     2.12%      1.76%
        Diversified Fixed
         Income Portfolio....    1.91      1.31       1.61      1.17       1.01

                                          NET INVESTMENT INCOME (LOSS)
                               --------------------------------------------------
                               3/31/99#   3/31/00   3/31/01    3/31/02   3/31/03
                               --------   -------   --------   -------   --------
        International Equity
         Portfolio...........   (0.86)%    (0.51)%   (0.83)%    (0.37)%    0.07%
        Diversified Fixed
         Income Portfolio....    3.62       5.17      5.21       4.33      3.46

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                      DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                   DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM     FROM NET     REALIZED
              BEGINNING     INCOME     GAIN(LOSS) ON    INVESTMENT    INVESTMENT     GAIN ON
PERIOD ENDED  OF PERIOD   (LOSS)*/**    INVESTMENTS*    OPERATIONS*     INCOME     INVESTMENTS
----------------------------------------------------------------------------------------------
                                     Cash Management Portfolio Class 1

2/8/99-
3/31/99        $10.00       $ 0.06         $   --         $ 0.06        $   --       $   --
3/31/00         10.06         0.45           0.01           0.46         (0.28)          --
3/31/01         10.24         0.56           0.02           0.58         (0.11)          --
3/31/02         10.71         0.24           0.01           0.25         (0.07)          --
3/31/03         10.89         0.10             --           0.10         (0.15)          --

                                       Focus Growth Portfolio Class 1

7/5/00-
3/31/01        $10.00       $   --         $(2.81)        $(2.81)       $   --       $   --
3/31/02          7.19        (0.04)         (0.09)         (0.13)           --           --
3/31/03          7.06        (0.03)         (1.54)         (1.57)           --           --

                                                                 RATIO OF
                NET                    NET                          NET
               ASSET                 ASSETS      RATIO OF       INVESTMENT
               VALUE                 END OF     EXPENSES TO      INCOME TO
               END OF      TOTAL     PERIOD       AVERAGE         AVERAGE      PORTFOLIO
PERIOD ENDED   PERIOD    RETURN***   (000'S)   NET ASSETS(3)   NET ASSETS(3)   TURNOVER
------------  --------------------------------------------------------------------------
                                  Cash Management Portfolio Class 1
2/8/99-
3/31/99       $ 10.06       0.60%    $ 2,021       0.85%#           3.97%#         --%
3/31/00         10.24       4.59       4,123       0.85             4.63           --
3/31/01         10.71       5.73       4,897       0.85             5.45           --
3/31/02         10.89       2.32       8,283       0.85(1)          2.24(1)        --
3/31/03         10.84       0.89       6,297       0.85(2)          0.86(2)        --
                                    Focus Growth Portfolio Class 1
7/5/00-
3/31/01       $  7.19     (28.10)%   $18,787       1.30%#++        (0.01)%#++     195%
3/31/02          7.06      (1.81)      8,039       1.30            (0.61)         189
3/31/03          5.49     (22.24)      5,535       1.30            (0.44)         143


----------------------------------------

 * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.

 # Annualized

 ++ The ratios reflect an expense cap of 1.30% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable


(1) The ratios reflect an expense cap of 0.85%, which includes advisory fee recoupment which increased the expense ratio and decreased the net investment income ratio by 0.01%.



(2) The ratios reflect an expense cap of 0.85%, which includes advisory fee recoupment which increased the net expense ratio and decreased the net investment income ratio for the Cash Management Portfolio by 0.10%.



(3) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                    EXPENSES
                               --------------------------------------------------
                               3/31/99#   3/31/00   3/31/01    3/31/02   3/31/03
                               --------   -------   --------   -------   --------
        Cash Management
         Portfolio...........    8.41%     2.95%      2.83%     0.85%      0.86%
        Focus Growth
         Portfolio...........      --        --       1.88      1.52       1.48

                                          NET INVESTMENT INCOME (LOSS)
                               --------------------------------------------------
                               3/31/99#   3/31/00   3/31/01    3/31/02   3/31/03
                               --------   -------   --------   -------   --------
        Cash Management
         Portfolio...........   (3.55)%     2.53%     3.44%      2.24%     0.85%
        Focus Growth
         Portfolio...........      --         --     (0.59)     (0.83)    (0.62)

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

     The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Portfolios by contacting:

           AIG SunAmerica Assurance Insurance Company
           Annuity Service Center
           P.O. Box 54299
           Los Angeles, California 90054-0299
           1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                 July 29, 2003
--------------------------------------------------------------------------------

                                     (LOGO)
                              SEASONS SERIES TRUST

                   (Class 2 Shares, formerly Class B Shares)


-   MULTI-MANAGED GROWTH PORTFOLIO
-   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
-   MULTI-MANAGED INCOME/EQUITY PORTFOLIO
-   MULTI-MANAGED INCOME PORTFOLIO
-   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
-   FOCUS GROWTH PORTFOLIO
-   FOCUS TECHNET PORTFOLIO
-   FOCUS GROWTH AND INCOME PORTFOLIO
-   FOCUS VALUE PORTFOLIO
-   STOCK PORTFOLIO
-   LARGE CAP GROWTH PORTFOLIO
-   LARGE CAP COMPOSITE PORTFOLIO
-   LARGE CAP VALUE PORTFOLIO
-   MID CAP GROWTH PORTFOLIO
-   MID CAP VALUE PORTFOLIO
-   SMALL CAP PORTFOLIO
-   INTERNATIONAL EQUITY PORTFOLIO
-   DIVERSIFIED FIXED INCOME PORTFOLIO
-   CASH MANAGEMENT PORTFOLIO

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


TRUST HIGHLIGHTS......................................................      3
           Q&A........................................................      3

EXPENSE SUMMARY.......................................................     30

MORE INFORMATION ABOUT THE PORTFOLIOS.................................     33
           Investment Strategies......................................     33
           Additional Information about the Seasons Portfolios........     33

GLOSSARY..............................................................     40
           Investment Terminology.....................................     40
           About the Indices..........................................     42
           Risk Terminology...........................................     43

MANAGEMENT............................................................     46
           Investment Adviser and Manager.............................     46
           Information about the Subadvisers..........................     47
           Portfolio Management.......................................     50
           Custodian, Transfer and Dividend Paying Agent..............     64

ACCOUNT INFORMATION...................................................     65
           Service Fees...............................................     65
           Transaction Policies.......................................     65
           Dividend Policies and Taxes................................     66

FINANCIAL HIGHLIGHTS..................................................     67

FOR MORE INFORMATION..................................................     72

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Seasons Series Trust (the "Trust") and to provide you with information about the Trust's 19 separate investment series ("Portfolios") and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 33, and the glossary that follows on page 40.


Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies (the "Life Insurance Companies") affiliated with AIG SunAmerica Asset Management Corp.
("SunAmerica"), the investment adviser and manager.

SIX OF THE PORTFOLIOS, MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO, MULTI-MANAGED INCOME PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND STOCK PORTFOLIO, WHICH WE CALL THE "SEASONS PORTFOLIOS" ARE AVAILABLE ONLY THROUGH THE SELECTION OF ONE OF FOUR VARIABLE INVESTMENT "STRATEGIES" DESCRIBED IN THE VARIABLE CONTRACTS PROSPECTUS. YOU SHOULD BE AWARE THAT IF YOU SELECT A "STRATEGY" YOU WILL NOT INVEST DIRECTLY IN ONE OF THE PORTFOLIOS. INSTEAD, EACH STRATEGY INVESTS IN THREE OF THE SIX SEASONS PORTFOLIOS AND THE ALLOCATION OF ASSETS AMONG THE PORTFOLIOS WILL VARY DEPENDING ON THE OBJECTIVE OF THE STRATEGY.

THIRTEEN OF THE PORTFOLIOS, WHICH WE WILL CALL THE "SEASONS SELECT PORTFOLIOS" AND THE "SEASONS FOCUSED PORTFOLIOS," ARE AVAILABLE AS VARIABLE INVESTMENT OPTIONS UNDER VARIABLE CONTRACTS OFFERED BY THE LIFE INSURANCE COMPANIES.

                                     Q&A

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                               SEASONS PORTFOLIOS


 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  MULTI-MANAGED GROWTH     long-term growth of       asset allocation through
  PORTFOLIO                capital                   Managed Components
 ----------------------------------------------------------------------------
  MULTI-MANAGED MODERATE   long-term growth of       asset allocation through
  GROWTH PORTFOLIO         capital, with capital     Managed Components
                           preservation as a
                           secondary objective
 ----------------------------------------------------------------------------
  MULTI-MANAGED            conservation of           asset allocation through
  INCOME/EQUITY PORTFOLIO  principal while           Managed Components
                           maintaining some
                           potential for long-term
                           growth of capital
 ----------------------------------------------------------------------------
  MULTI-MANAGED INCOME     capital preservation      asset allocation through
  PORTFOLIO                                          Managed Components
 ----------------------------------------------------------------------------
  ASSET ALLOCATION:        capital appreciation      investment primarily
  DIVERSIFIED GROWTH                                 through a strategic
  PORTFOLIO                                          allocation of
                                                     approximately 80% (with
                                                     a range of 65-95%) of
                                                     its assets to equity
                                                     securities and
                                                     approximately 20% (with
                                                     a range of 5-35%) of its
                                                     assets to fixed income
                                                     securities
 ----------------------------------------------------------------------------
  STOCK PORTFOLIO          long-term capital         under normal
                           appreciation, with a      circumstances, invests
                           secondary objective of    at least 80% of net
                           increasing dividend       assets in common stocks
                           income
 ----------------------------------------------------------------------------



MANAGED COMPONENTS -- the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio's investment objective. See "Managed Components" on page 4.


CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.


INCOME is interest payments from bonds or dividends from stocks.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.


"NET ASSETS" will take into account any borrowing for investment purposes.

Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS ("Multi-Managed Seasons Portfolios") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by a separate Manager and each with its own investment strategy. The three Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC ("Janus") and Wellington Management Company, LLP ("Wellington Management"). The four current Managed Components are AGGRESSIVE GROWTH/ SUNAMERICA, GROWTH/JANUS, BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio. The term "Manager" means either SunAmerica, the Investment Adviser to the Trust, or the other registered investment advisers that serve as Subadvisers to the Trust, as the case may be.


Although each Multi-Managed Seasons Portfolio has a distinct investment objective and allocates its assets in varying percentages among the Managed Components in furtherance of that objective, the Managed Component(s) are managed in the same general manner regardless of the objective of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the BALANCED/SUNAMERICA component under normal market conditions will vary depending on the objective of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

--------------------------------------------------------------------------------------------------
                                        MANAGED COMPONENTS
--------------------------------------------------------------------------------------------------
                                       AGGRESSIVE                               FIXED INCOME
              PORTFOLIO                  GROWTH        GROWTH      BALANCED      COMPONENT/
                                       COMPONENT/    COMPONENT/   COMPONENT/     WELLINGTON
                                       SUNAMERICA      JANUS      SUNAMERICA     MANAGEMENT
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED GROWTH PORTFOLIO            20%           40%          20%            20%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                                 18%           28%          18%            36%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                                  0%           18%          28%            54%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME PORTFOLIO             0%            8%          17%            75%
--------------------------------------------------------------------------------------------------

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

A "GROWTH" ORIENTED PHILOSOPHY -- investing in securities believed to offer the potential for long-term growth of capital -- focuses on securities considered to have a historical record of above-average earnings growth, significant growth potential for earnings growth, above-average earnings growth or the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.


A "VALUE" ORIENTED PHILOSOPHY -- investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.



For specific market capitalization ranges, see page 40.


The following chart shows the investment goal and strategy of each of the Seasons Select Portfolios.
                           SEASONS SELECT PORTFOLIOS


 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  LARGE CAP GROWTH         long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a growth
                                                     strategy
 ----------------------------------------------------------------------------
  LARGE CAP COMPOSITE      long-term growth of       under normal
  PORTFOLIO                capital and growth of     circumstances, invests
                           dividend income           at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies that offer the
                                                     potential for long-term
                                                     growth of capital or
                                                     dividends
 ----------------------------------------------------------------------------
  LARGE CAP VALUE          long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a value strategy
 ----------------------------------------------------------------------------
  MID CAP GROWTH           long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of
                                                     medium-sized companies
                                                     selected through a
                                                     growth strategy
 ----------------------------------------------------------------------------
  MID CAP VALUE PORTFOLIO  long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of
                                                     medium-sized companies
                                                     selected through a value
                                                     strategy
 ----------------------------------------------------------------------------
  SMALL CAP PORTFOLIO      long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of small
                                                     companies
 ----------------------------------------------------------------------------

                           SEASONS SELECT PORTFOLIOS


 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  INTERNATIONAL EQUITY     long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of issuers in
                                                     at least three countries
                                                     other than the U.S.
 ----------------------------------------------------------------------------
  DIVERSIFIED FIXED        relatively high current   under normal
  INCOME PORTFOLIO         income and secondarily    circumstances, invests
                           capital appreciation      at least 80% of net
                                                     assets in fixed income
                                                     securities, including
                                                     U.S. and foreign
                                                     government securities,
                                                     mortgage-backed
                                                     securities, investment
                                                     grade debt securities,
                                                     and high yield/high risk
                                                     bonds ("junk bonds")
 ----------------------------------------------------------------------------
  CASH MANAGEMENT          high current yield while  invests in a diversified
  PORTFOLIO                preserving capital        selection of money
                                                     market instruments
 ----------------------------------------------------------------------------

A "FOCUS" STRATEGY -- one in which a Manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolios will invest in up to 10 securities, and each of these Portfolios will hold up to a total of 30 securities. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Portfolio.

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of securities to achieve its investment goal.

The following chart shows the investment goal and strategy of each of the Seasons Focused Portfolios.

                           SEASONS FOCUSED PORTFOLIOS


 ----------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  FOCUS GROWTH PORTFOLIO   long-term growth of       active trading of equity
                           capital                   securities of large-cap
                                                     companies that offer the
                                                     potential for long-term
                                                     growth of capital. Under
                                                     normal circumstances, at
                                                     least 80% of net assets
                                                     will be invested in
                                                     large-cap companies.
 ----------------------------------------------------------------------------
  FOCUS TECHNET PORTFOLIO  long-term growth of       active trading of equity
                           capital                   securities of companies
                                                     that demonstrate the
                                                     potential for long-term
                                                     growth of capital and
                                                     that the Managers
                                                     believe will benefit
                                                     significantly from
                                                     technological advances
                                                     or improvements, without
                                                     regard to market
                                                     capitalization. Under
                                                     normal circumstances, at
                                                     least 80% of net assets
                                                     will be invested in such
                                                     securities.
 ----------------------------------------------------------------------------
  FOCUS GROWTH AND INCOME  long-term growth of       active trading of equity
  PORTFOLIO                capital and current       securities selected to
                           income                    achieve a blend of
                                                     growth companies, value
                                                     companies and companies
                                                     that the Managers
                                                     believe have elements of
                                                     growth and value, issued
                                                     by large-cap companies
                                                     including those that
                                                     offer the potential for
                                                     a reasonable level of
                                                     current income. Each
                                                     Manager may emphasize
                                                     either a growth
                                                     orientation or a value
                                                     orientation at any
                                                     particular time.
 ----------------------------------------------------------------------------
  FOCUS VALUE PORTFOLIO    long-term growth of       active trading of equity
                           capital                   securities selected on
                                                     the basis of value
                                                     criteria, without regard
                                                     to market capitalization
 ----------------------------------------------------------------------------


Each Seasons Select Portfolio except the CASH MANAGEMENT PORTFOLIO, is managed by several separate Managers, and we call these Portfolios the "Multi-Managed Seasons Select Portfolios." Each Multi-Managed Seasons Select Portfolio offers you access to at least three different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. To balance the risks of an actively managed portfolio, each Multi-Managed Seasons Select Portfolio includes a passively-managed index component, currently managed by AIG Global Investment Corp. ("AIGGIC") that seeks to track a target index or a subset of an index.

The Seasons Focused Portfolios offer you access to several different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.


SunAmerica initially allocated the assets of each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio among the Managers for a Portfolio in a manner designed to maximize investment efficiency. SunAmerica allocates new cash from share purchases over redemption requests equally among the Managers, unless SunAmerica determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio to determine the extent to which the portion of assets managed by a Manager differs from that portion managed by any other Manager of the Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will then re-allocate cash flows among the Managers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio's asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Multi-Managed Seasons Select Portfolio or Seasons Focused Portfolio among Managers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Manager to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Manager to a portion of the Portfolio with a relatively lower total return.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?


A: The following section describes the principal risks of each Portfolio. The charts beginning on page 34 also describe various additional risks.


     Risks of Investing in Equity Securities

     The MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, LARGE CAP VALUE, MID CAP GROWTH, MID CAP VALUE, SMALL CAP, INTERNATIONAL EQUITY, FOCUS GROWTH, FOCUS TECHNET, FOCUS GROWTH AND INCOME and FOCUS VALUE PORTFOLIOS invest primarily in equity securities. In addition, the MULTI-MANAGED INCOME/EQUITY PORTFOLIO invests significantly in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, MID CAP GROWTH, SMALL CAP, FOCUS GROWTH, FOCUS GROWTH AND INCOME and FOCUS TECHNET PORTFOLIOS. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally.

     Risks of Indexing

     A component of the following portfolios is managed to track the performance of an index: LARGE CAP GROWTH PORTFOLIO, LARGE CAP COMPOSITE PORTFOLIO, LARGE CAP VALUE PORTFOLIO, MID CAP GROWTH PORTFOLIO, MID CAP VALUE PORTFOLIO, SMALL CAP PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO AND DIVERSIFIED FIXED INCOME PORTFOLIO. The Manager of such components, AIGGIC, may endeavor to track the index by purchasing every stock included in the index in the same proportions. Or, in the alternative, the Manager may invest in a sampling of index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the index. If this component of such Portfolio does not adequately track the characteristics of the index, it is likely that the performance of this component will not be similar to the performance of the index and, therefore, may have an impact on the overall performance of the Portfolio. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, raising funds to meet redemptions or rebalancing the portfolio, even if there are adverse developments concerning a particular security, company or industry.

     Risks of Investing in Technology Companies

     The FOCUS TECHNET PORTFOLIO invests at least 80% of net assets in securities of companies that the Managers believe will benefit significantly from technological advances or improvements ("technology companies"). Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of the Portfolio may be considerably more volatile than those of a fund that does not invest in technology companies.

     Risks of Investing in Bonds

     The MULTI-MANAGED INCOME/EQUITY, MULTI-MANAGED INCOME and DIVERSIFIED FIXED INCOME PORTFOLIOS invest primarily in bonds. In addition, the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS each invests significantly in bonds. As a result, as with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

     Risks of Investing in Junk Bonds

     Each of the Portfolios except the STOCK, MID CAP GROWTH and CASH MANAGEMENT PORTFOLIOS may invest in varying degrees in high yield/high risk securities, also known as "junk bonds," which are considered speculative. While the Managers try to diversify a Portfolio and try to engage in a credit analysis of each junk bond issuer in which a Portfolio invests, junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for shareholders.

     Risks of Investing in Money Market Securities

     While an investment in the CASH MANAGEMENT PORTFOLIO should present the least market risk of any of the Portfolios since it invests only in high-quality short-term debt obligations, you should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risks that the value of its investments may be affected by changes in interest rates. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value of $1.00.

     Risks of Investing Internationally

     All Portfolios except the CASH MANAGEMENT PORTFOLIO may invest in foreign securities. The INTERNATIONAL EQUITY PORTFOLIO invests at least 80% of its net assets in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

     Risks of Investing in Smaller Companies

     All Portfolios except the DIVERSIFIED FIXED INCOME and CASH MANAGEMENT PORTFOLIOS may invest in equity securities of smaller companies. The SMALL CAP PORTFOLIO invests at least 80% of net assets in equity securities of smaller companies. Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET
     ALLOCATION: DIVERSIFIED GROWTH and SMALL CAP PORTFOLIOS.

     Risks of Investing in "Non-Diversified" Portfolios

     Each Portfolio except for the ASSET ALLOCATION: DIVERSIFIED GROWTH, STOCK, DIVERSIFIED FIXED INCOME, and CASH MANAGEMENT PORTFOLIOS is "non-diversified," which means that each can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

     Additional Principal Risks

     Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE SEASONS PORTFOLIOS PERFORMED HISTORICALLY?


A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and by comparing each Portfolio's average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

--------------------------------------------------------------------------------

                         MULTI-MANAGED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 2)
                                                              ---------

2001........................................................   -20.13%

2002........................................................   -18.64%



During the period shown in the bar chart, the highest return for a quarter was 8.52% (quarter ended 12/31/01) and the lowest return for a quarter was -16.41% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/03, the year-to-date return was 11.64%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(5)
-------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio Class 2                         -18.64%          -21.18%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                  -22.10%          -17.10%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                         10.26%           10.32%
-------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                       -20.48%           -8.56%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                     -12.97%           -7.64%
-------------------------------------------------------------------------------------------



(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.


(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.


(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.


(4) The Blended Benchmark Index consists of 51% S&P 500(R), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index, and 2% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.


(5) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------


                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 2)
                                                              ---------

2001........................................................   -14.53%

2002........................................................   -13.43%



During the period shown in the bar chart, the highest return for a quarter was 6.57% (quarter ended 12/31/01) and the lowest return for a quarter was -12.11% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 10.23%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(5)
-------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class 2                -13.43%          -15.21%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                  -22.10%          -17.10%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                         10.26%           10.32%
-------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                       -20.48%           -8.56%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                      -8.21%           -3.65%
-------------------------------------------------------------------------------------------



(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.


(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.


(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.


(4) The Blended Benchmark Index consists of 37.9% S&P 500(R), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000(R) Index, and 1.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.

(5) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------


                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 2)
                                                              ---------

2001........................................................   -5.03%

2002........................................................   -4.80%



During the period shown in the bar chart, the highest return for a quarter was 3.52% (quarter ended 12/31/01) and the lowest return for a quarter was -5.32% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 7.65%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio Class 2                   -4.80%           -5.15%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                  -22.10%          -17.10%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                         10.26%           10.32%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                                      -1.38%            0.68%
-------------------------------------------------------------------------------------------



(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.


(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.


(3) The Blended Benchmark Index consists of 33.4% S&P 500(R), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.

(4) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------


                         MULTI-MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 2)
                                                              ---------
2001........................................................      .52%

2002........................................................     1.45%



During the period shown in the bar chart, the highest return for a quarter was 2.27% (quarter ended 12/31/02) and the lowest return for a quarter was -1.19% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 6.56%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio Class 2                           1.45%           1.25%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                  -22.10%         -17.10%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                         10.26%          10.32%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                                       4.11%           5.26%
-------------------------------------------------------------------------------------------



(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.


(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.


(3) The Blended Benchmark Index consists of 17.35% S&P 500(R), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.

(4) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------


                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 2)
                                                              ---------

2001........................................................   -11.10%

2002........................................................   -16.69%



During the period shown in the bar chart, the highest return for a quarter was 7.75% (quarter ended 12/31/01) and the lowest return for a quarter was -15.04% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 8.29%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(5)
-------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth Portfolio Class 2         -16.69%         -12.87%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                  -22.10%         -17.10%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                         10.26%          10.32%
-------------------------------------------------------------------------------------------
 MSCI EAFE Index(3)                                             -15.94%         -16.60%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                     -14.75%         -11.69%
-------------------------------------------------------------------------------------------



(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.


(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.


(3) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets.


(4) The Blended Benchmark Index consists of 60% S&P 500(R), 20% Lehman Brothers U.S. Aggregate Index, and 20% MSCI EAFE Index.

(5) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------


                             FOCUS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 2)
                                                              ---------

2001........................................................   -11.66%

2002........................................................   -23.06%



During the period shown in the bar chart, the highest return for a quarter was 14.10% (quarter ended 12/31/01) and the lowest return for a quarter was -16.72% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 16.43%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Focus Growth Portfolio Class 2(1)                              -23.06%         -19.44%
-------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(2)                                -27.88%         -28.16%
-------------------------------------------------------------------------------------------
 S&P 500(R)(3)                                                  -22.10%         -17.10%
-------------------------------------------------------------------------------------------



(1) Effective October 1, 2002, Salomon Brothers Asset Management Inc replaced Jennison Associates LLC as manager of a component of the portfolio.


(2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth value.


(3) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

(4) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------


                            FOCUS TECHNET PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 2)
                                                              ---------

2001........................................................  -.50.40%

2002........................................................   -45.36%



During the period shown in the bar chart, the highest return for a quarter was 47.62% (quarter ended 12/31/01) and the lowest return for a quarter was -48.47% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 40.59%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Focus TechNet Portfolio Class 2*                               -45.36%         -47.85%
-------------------------------------------------------------------------------------------
 NASDAQ 100(R) Index(1)                                         -37.53%         -35.12%
-------------------------------------------------------------------------------------------



* Effective March 4, 2003, Van Wagoner Capital Management, Inc. ("Van Wagoner") was terminated as a subadviser for a portion of the Focus TechNet Portfolio. Until a replacement for Van Wagoner is selected, SunAmerica, as investment adviser and manager, will monitor that portion of the Portfolio.


(1) The NASDAQ(R) 100 is a widely recognized, unmanaged index of common stocks listed in the NASDAQ market.

(2) Inception date for Class 2 shares is December 29, 2000.

--------------------------------------------------------------------------------


                       FOCUS GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 2)
                                                              ---------

2001........................................................   -18.36%

2002........................................................   -17.16%



During the period shown in the bar chart, the highest return for a quarter was 8.86% (quarter ended 12/31/01) and the lowest return for a quarter was -17.89% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 19.38%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio Class 2(1)                   -17.16%         -17.72%
-------------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                  -22.10%         -17.15%
-------------------------------------------------------------------------------------------



(1) Effective October 1, 2001, an additional Manager, Harris Associates L.P., assumed management for a component of the Portfolio. Additionally, effective July 29, 2002, Thornburg Investment Management, Inc. replaced AIG SunAmerica Asset Management Corp. for another component of the Portfolio.


(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

(3) Inception date for Class 2 shares is December 29, 2000.

--------------------------------------------------------------------------------


                             FOCUS VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ----------

2002........................................................    -20.88%


During the period shown in the bar chart, the highest return for a quarter was 10.61% (quarter ended 12/31/02) and the lowest return for a quarter was -18.07% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 19.26%.

--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Focus Value Portfolio Class 2(1)                               -20.88%          -5.54%
-------------------------------------------------------------------------------------------
 Russell 1000(R) Value Index(2)                                 -15.52%          -7.50%
-------------------------------------------------------------------------------------------


(1) Effective June 16, 2003, J.P. Morgan Investment Management Inc. replaced Thornburg Investment Management, Inc. as manager of a component of the Portfolio.

(2) The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.
(3) Inception date for Class 2 shares is October 1, 2001.

--------------------------------------------------------------------------------


                                STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 2)
                                                              ---------

2001........................................................   -10.00%

2002........................................................   -23.28%



During the period shown in the bar chart, the highest return for a quarter was 14.42% (quarter ended 12/31/01) and the lowest return for a quarter was -15.35% (quarter ended 6/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 14.45%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR        INCEPTION(2)
---------------------------------------------------------------------------------------------
 Stock Portfolio Class 2                                        -23.28%           -16.63%
---------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                  -22.10%           -17.10%
---------------------------------------------------------------------------------------------



(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

(2) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------


                           LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 2)
                                                              ---------

2001........................................................   -19.71%

2002........................................................   -26.01%



During the period shown in the bar chart, the highest return for a quarter was 10.83% (quarter ended 12/31/01) and the lowest return for a quarter was -17.84% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 11.88%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio Class 2(1)                          -26.01%         -24.88%
-------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Growth Index(2)                               -23.59%         -21.84%
-------------------------------------------------------------------------------------------



(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.


(2) The S&P 500(R)/BARRA Growth and Value Indices are unmanaged and are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-price ratios; conversely, the growth index has firms with lower book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indices, the value and growth indices are capitalization-weighted, meaning that each stock is weighted in proportion to its market value.

(3) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------


                         LARGE CAP COMPOSITE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 2)
                                                              ----------

2001........................................................    -14.20%

2002........................................................    -23.59%



During the period shown in the bar chart, the highest return for a quarter was 12.15% (quarter ended 12/31/01) and the lowest return for a quarter was -16.18% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 10.75%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio Class 2(1)                       -23.59%         -19.61%
-------------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                  -22.10%         -17.10%
-------------------------------------------------------------------------------------------



(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.


(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

(3) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------


                           LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 2)
                                                              ---------

2001........................................................    -1.35%

2002........................................................   -21.22%



During the period shown in the bar chart, the highest return for a quarter was 9.17% (quarter ended 12/31/01) and the lowest return for a quarter was -19.49% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 11.54%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Large Cap Value Portfolio Class 2(1)                           -21.22%         -7.01%
-------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Value Index(2)                                -20.86%         -12.65%
-------------------------------------------------------------------------------------------



(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.


(2) The S&P 500(R)/BARRA Growth and Value Indices are unmanaged and are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-price ratios; conversely, the growth index has firms with lower book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indices, the value and growth indices are capitalization-weighted, meaning that each stock is weighted in proportion to its market value.

(3) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------


                            MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 2)
                                                              ---------

2001........................................................   -13.89%

2002........................................................   -23.61%



During the period shown in the bar chart, the highest return for a quarter was 22.74% (quarter ended 12/31/01) and the lowest return for a quarter was -24.40% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 19.56%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio Class 2(1)                            -23.61%          -19.62%
-------------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(2)                              -27.41%          -27.87%
-------------------------------------------------------------------------------------------



(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.


(2) Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

(3) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------


                            MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 2)
                                                              ---------

2001........................................................    7.06%

2002........................................................   -8.87%



During the period shown in the bar chart, the highest return for a quarter was 12.95% (quarter ended 12/31/01) and the lowest return for a quarter was -15.80% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 8.61%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio Class 2(1)                              -8.87%         5.31%
-------------------------------------------------------------------------------------------
 Russell Midcap(R) Value Index(2)                                -9.64%         1.96%
-------------------------------------------------------------------------------------------



(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.


(2) Russell Midcap(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

(3) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------


                              SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 2)
                                                              ---------

2001........................................................   -12.34%

2002........................................................   -25.15%



During the period shown in the bar chart, the highest return for a quarter was 19.74% (quarter ended 12/31/01) and the lowest return for a quarter was -22.97% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 15.59%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Small Cap Portfolio Class 2(1)                                 -25.15%          -19.79%
-------------------------------------------------------------------------------------------
 Russell 2000(R) Index(2)                                       -20.48%           -8.56%
-------------------------------------------------------------------------------------------



(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.


(2) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

(3) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------


                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 2)
                                                              ---------

2001........................................................   -24.27%

2002........................................................   -23.97%



During the period shown in the bar chart, the highest return for a quarter was 5.80% (quarter ended 12/31/01) and the lowest return for a quarter was -22.51% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 7.30%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 International Equity Portfolio Class 2(1)                      -23.97%        -23.64%
-------------------------------------------------------------------------------------------
 MSCI EAFE Index(2)                                             -15.94%        -16.60%
-------------------------------------------------------------------------------------------



(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.


(2) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets.

(3) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------


                       DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 2)
                                                              ---------

2001........................................................    4.53%

2002........................................................    8.42%



During the period shown in the bar chart, the highest return for a quarter was 4.37% (quarter ended 9/30/02) and the lowest return for a quarter was -0.81% (quarter ended 6/30/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 3.78%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio Class 2(1)                    8.42%         6.91%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                         10.26%        10.32%
-------------------------------------------------------------------------------------------



(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.


(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.

(3) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------


                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 2)
                                                              ---------

2001........................................................    3.24%

2002........................................................    0.85%



During the period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended 3/31/01) and the lowest return for a quarter was 0.11% (quarter ended 12/31/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 0.18%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(1)
-------------------------------------------------------------------------------------------
 Cash Management Portfolio Class 2                               0.85%           2.38%
-------------------------------------------------------------------------------------------



(1) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------


The table below describes the fees and expenses you may pay on Class 2 shares if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)


                                                                       MULTI-MANAGED     MULTI-MANAGED
                                                    MULTI-MANAGED         MODERATE       INCOME/EQUITY
                                                   GROWTH PORTFOLIO   GROWTH PORTFOLIO     PORTFOLIO
                                                   ----------------   ----------------   -------------
                                                       CLASS 2            CLASS 2           CLASS 2
                                                   ----------------   ----------------   -------------
Management Fees..................................       0.89%              0.85%             0.81%
Distribution/Service (12b-1) Fees................       0.15%              0.15%             0.15%
Other Expenses...................................       0.20%              0.15%             0.17%
Total Annual Portfolio Operating Expenses........       1.24%              1.15%             1.13%



                                                                       ASSET ALLOCATION:
                                                     MULTI-MANAGED        DIVERSIFIED
                                                    INCOME PORTFOLIO   GROWTH PORTFOLIO    STOCK PORTFOLIO
                                                    ----------------   -----------------   ---------------
                                                        CLASS 2             CLASS 2            CLASS 2
                                                    ----------------   -----------------   ---------------
Management Fees...................................       0.77%               0.85%              0.85%
Distribution/Service (12b-1) Fees.................       0.15%               0.15%              0.15%
Other Expenses....................................       0.20%               0.11%              0.10%
Total Annual Portfolio Operating Expenses.........       1.12%               1.11%              1.10%



                                                       LARGE CAP         LARGE CAP         LARGE CAP
                                                         GROWTH          COMPOSITE           VALUE
                                                      PORTFOLIO(1)      PORTFOLIO(1)      PORTFOLIO(1)
                                                      ------------      ------------      ------------
                                                        CLASS 2           CLASS 2           CLASS 2
                                                      ------------      ------------      ------------
Management Fees.....................................     0.80%             0.80%             0.80%
Distribution/Service (12b-1) Fees...................     0.15%             0.15%             0.15%
Other Expenses......................................     0.36%             0.79%             0.30%
Total Annual Portfolio Operating Expenses...........     1.31%             1.74%             1.25%



                                                        MID CAP           MID CAP VALUE       SMALL CAP
                                                  GROWTH PORTFOLIO(1)      PORTFOLIO(1)      PORTFOLIO(1)
                                                  -------------------   ------------------   ------------
                                                        CLASS 2              CLASS 2           CLASS 2
                                                  -------------------   ------------------   ------------
Management Fees.................................         0.85%                0.85%             0.85%
Distribution/Service (12b-1) Fees...............         0.15%                0.15%             0.15%
Other Expenses..................................         0.43%                0.30%             0.48%
Total Annual Portfolio Operating Expenses.......         1.43%                1.30%             1.48%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)


                                               INTERNATIONAL       DIVERSIFIED FIXED      CASH MANAGEMENT
                                            EQUITY PORTFOLIO(1)   INCOME PORTFOLIO(1)      PORTFOLIO(1)
                                            -------------------   -------------------   -------------------
                                                  CLASS 2               CLASS 2               CLASS 2
                                            -------------------   -------------------   -------------------
Management Fees...........................         1.00%                 0.70%                 0.55%
Distribution/Service (12b-1) Fees.........         0.15%                 0.15%                 0.15%
Other Expenses............................         0.76%                 0.30%                 0.31%
Total Annual Portfolio Operating
  Expenses................................         1.91%                 1.15%                 1.01%



                                               FOCUS GROWTH          FOCUS TECHNET       FOCUS GROWTH AND
                                               PORTFOLIO(1)          PORTFOLIO(1)       INCOME PORTFOLIO(1)
                                            -------------------   -------------------   -------------------
                                                  CLASS 2               CLASS 2               CLASS 2
                                            -------------------   -------------------   -------------------
Management Fees...........................         1.00%                 1.20%                 1.00%
Distribution/Service (12b-1) Fees.........         0.15%                 0.15%                 0.15%
Other Expenses............................         0.49%                 2.01%                 0.98%
Total Annual Portfolio Operating
  Expenses................................         1.64%                 3.36%                 2.13%



                                                FOCUS VALUE
                                               PORTFOLIO(1)
                                            -------------------
                                                  CLASS 2
                                            -------------------
Management Fees...........................         1.00%
Distribution/Service (12b-1) Fees.........         0.15%
Other Expenses............................         1.03%
Total Annual Portfolio Operating
  Expenses................................         2.18%


------------------------------


(1) The investment adviser, SunAmerica, is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolios do not exceed the amounts set forth below:



                                                              CLASS 2
                                                              -------
Large Cap Growth Portfolio..................................   1.25%
Large Cap Composite Portfolio...............................   1.25%
Large Cap Value Portfolio...................................   1.25%
Mid Cap Growth Portfolio....................................   1.30%
Mid Cap Value Portfolio.....................................   1.30%
Small Cap Portfolio.........................................   1.30%
International Equity Portfolio..............................   1.45%
Diversified Fixed Income Portfolio..........................   1.15%
Cash Management Portfolio...................................   1.00%
Focus Growth Portfolio......................................   1.45%
Focus TechNet Portfolio.....................................   1.65%
Focus Growth and Income Portfolio...........................   1.45%
Focus Value Portfolio.......................................   1.45%

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
Multi-Managed Growth Portfolio.............................   $126    $  393    $  681     $1,500
Multi-Managed Moderate Growth Portfolio....................    117       365       633      1,398
Multi-Managed Income Equity Portfolio......................    115       359       622      1,375
Multi-Managed Income Portfolio.............................    114       356       617      1,363
Asset Allocation: Diversified Growth Portfolio.............    113       353       612      1,352
Stock Portfolio............................................    112       350       606      1,340
Large Cap Growth Portfolio*................................    133       415       718      1,579
Large Cap Composite Portfolio*.............................    177       548       944      2,052
Large Cap Value Portfolio*.................................    127       397       686      1,511
Mid Cap Growth Portfolio*..................................    146       452       782      1,713
Mid Cap Value Portfolio*...................................    132       412       713      1,568
Small Cap Portfolio*.......................................    151       468       808      1,768
International Equity Portfolio*............................    194       600     1,032      2,233
Diversified Fixed Income Portfolio*........................    117       365       633      1,398
Cash Management Portfolio*.................................    103       322       558      1,236
Focus Growth Portfolio*....................................    167       517       892      1,944
Focus Technet Portfolio*...................................    339     1,033     1,750      3,649
Focus Growth and Income Portfolio*.........................    216       667     1,144      2,462
Focus Value Portfolio*.....................................    221       682     1,169      2,513



* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the investment adviser, Sun America. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time. The following are your costs after these fee waivers and/or expense reimbursements:



                                                              1 YEAR   3 YEAR   5 YEAR   10 YEAR
                                                              ------   ------   ------   -------
Large Cap Growth Portfolio..................................   $127     $397     $686    $1,511
Large Cap Composite Portfolio...............................    127      397      686     1,511
Large Cap Value Portfolio...................................    127      397      686     1,511
Mid Cap Growth Portfolio....................................    132      412      713     1,568
Mid Cap Value Portfolio.....................................    132      412      713     1,568
Small Cap Portfolio.........................................    132      412      713     1,568
International Equity Portfolio..............................    148      459      792     1,735
Diversified Fixed Income Portfolio..........................    117      365      633     1,398
Cash Management Portfolio...................................    102      318      552     1,225
Focus Growth Portfolio......................................    148      459      792     1,735
Focus Technet Portfolio.....................................    168      520      897     1,955
Focus Growth and Income Portfolio...........................    148      459      792     1,735
Focus Value Portfolio.......................................    148      459      792     1,735

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES


Each Portfolio has its own investment goal and principal strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's and Managed Component's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Annuity Contracts.


The Variable Annuity Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

ADDITIONAL INFORMATION ABOUT THE SEASONS PORTFOLIOS


Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the MULTI-MANAGED GROWTH and MULTI-MANAGED MODERATE GROWTH PORTFOLIOS seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the AGGRESSIVE GROWTH/SUNAMERICA and GROWTH/JANUS components than do the other two Multi-Managed Seasons Portfolios. In contrast, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT components. The MULTI-MANAGED INCOME/EQUITY and the MULTI-MANAGED INCOME PORTFOLIOS do not allocate any percentage of their assets to the AGGRESSIVE GROWTH/SUNAMERICA component.


You should carefully review the investment objectives and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO, you should be aware that this Portfolio distributes its assets among the GROWTH/JANUS component, the SUNAMERICA/BALANCED component and the FIXED INCOME/WELLINGTON MANAGEMENT component in a ratio of 8%/17%/75%. Also, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO you should be aware that this Portfolio invests three quarters of its assets in the FIXED INCOME/WELLINGTON MANAGEMENT component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

----------------------------------------------------------------------------------------------------------------------------
MANAGED COMPONENTS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                          FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                  BALANCED                COMPONENT/
                                COMPONENT/               COMPONENT/               COMPONENT/               WELLINGTON
                                SUNAMERICA                  JANUS                 SUNAMERICA               MANAGEMENT
----------------------------------------------------------------------------------------------------------------------------
 What are the              - Equity securities,     - Equity securities      - Equity securities:     - U.S. and foreign
 Portfolio's/ Managed        including those of       selected for their       -large-cap stocks        fixed income
 Component's principal       lesser known or high     growth potential:        -mid-cap stocks          securities of
 investments?                growth companies or      -large-cap stocks      - Long term bonds and      varying maturities
                             industries, such as      -mid-cap stocks          other debt               and risk/return
                             technology,              -small-cap stocks        securities               characteristics (at
                             telecommunications,                             - 70%/30% neutral          least 80% investment
                             media, healthcare,                                equity/debt              grade securities and
                             energy and consumer                               weighting for            at least 85% U.S.
                             cyclicals:                                        Multi-Managed Growth     dollar denominated
                             -mid-cap stocks                                   and Moderate Growth      securities)
                             -small-cap stocks                                 Portfolios (actual     - U.S. government
                                                                               weighting may            securities
                                                                               differ)                - Asset-backed and
                                                                             - 50%/50% neutral          mortgage-backed
                                                                               equity/debt              securities
                                                                               weighting for
                                                                               Multi-Managed
                                                                               Income/Equity and
                                                                               Income Portfolios
                                                                               (actual weighting
                                                                               may differ)
----------------------------------------------------------------------------------------------------------------------------
 What other types of       - Large-cap stocks       - Junk bonds (up to      - Small-cap stocks       - Junk bonds (up to
 investments may the       - Short-term               35%)                     (up to 20%)              20%)
 Portfolio/Managed           investments            - Short-term             - Short-term             - Short-term
 Component significantly     (up to 25%)              investments              investments              investments (up to
 invest in?                - Illiquid securities      (up to 25%)              (up to 25%)              20%)
                             (up to 15% of net      - Illiquid securities    - Foreign securities     - Foreign securities
                             assets)                  (up to 15% of net        (up to 25%)              (up to 15% denominated
                           - Options                  assets)                - ADRs/EDRs/GDRs           in foreign currencies;
                                                                             - Emerging markets         up to 100% denominated
                                                                             - PFICs                    in U.S. dollars)
                                                                             - Illiquid securities    - Illiquid securities
                                                                               (up to 15% of net        (up to 15% of net
                                                                               assets)                  assets)
----------------------------------------------------------------------------------------------------------------------------
 What other types of       - Investment grade       - Investment grade       - Investment grade       - Currency
 investments may the         fixed income             fixed income             fixed income             transactions
 Portfolio/Managed           securities               securities               securities             - Currency baskets
 Component use as part     - U.S. government        - U.S. government        - U.S. government        - PFICs
 of efficient portfolio      securities               securities               securities             - Options and futures
 management or to          - Asset-backed and       - Asset-backed and       - Asset-backed and       - Special situations
 enhance return?             mortgage-backed          mortgage-backed          mortgage- backed       - Securities lending
                             securities               securities               securities
                           - Foreign securities     - Foreign securities     - Options and futures
                           - ADRs/EDRs/GDRs         - ADRs/EDRs/GDRs         - Special situations
                           - Passive Foreign        - Currency               - Currency
                             Investment Companies     transactions             transactions
                             (PFIC)                 - Currency baskets       - Currency baskets
                           - Options and futures    - Emerging markets       - Securities lending
                           - Special situations     - PFICs
                           - Securities lending     - Options and futures
                                                    - Special situations
----------------------------------------------------------------------------------------------------------------------------
 What risks normally       - Market volatility      - Market volatility      - Market volatility      - Market volatility
 affect the                - Securities selection   - Securities selection   - Securities selection   - Securities selection
 Portfolio/Managed         - Growth stocks          - Growth stocks          - Interest rate          - Interest rate
 Component?                - Small and medium       - Small and medium         fluctuations             fluctuations
                             sized companies          sized companies        - Small and medium       - Non-diversified
                           - Non-diversified        - Non-diversified          sized companies          status
                             status                   status                 - Non-diversified        - Credit quality
                           - Foreign exposure       - Foreign exposure         status                 - Junk bonds
                           - Emerging markets       - Emerging markets       - Foreign exposure       - Illiquidity
                           - Illiquidity            - Junk bonds             - Emerging markets       - Prepayment
                           - Derivatives            - Credit quality         - Credit quality         - Derivatives
                           - Hedging                - Illiquidity            - Illiquidity            - Hedging
                           - Active trading         - Prepayment             - Prepayment             - Active trading
                           - Prepayment             - Derivatives            - Derivatives            - Foreign exposure
                                                    - Hedging                - Hedging                - Emerging markets
                                                    - Active trading
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
SEASONS PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------
                                          ASSET ALLOCATION:
                                     DIVERSIFIED GROWTH PORTFOLIO                      STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's/     - Strategic allocation of approximately     - Common stocks (at least 80% of net
 Managed Component's             80% (with a range of 65-95%) of total       assets)
 principal investments?          assets to equity securities:
                                 -large-cap stocks
                                 -mid-cap stocks
                                 -small-cap stocks
                               - Strategic allocation of approximately
                                 20% (with a range of 5-35%) of assets to
                                 fixed income securities
                               - Foreign securities (up to 60%)
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Junk bonds (up to 20%)                    - Short-term investments (up to 20%)
 investments may the           - Short-term investments (up to 20%)        - Foreign securities (up to 30%)
 Portfolio/Managed Component   - Illiquid securities (up to 15% of net     - Illiquid securities (up to 15% of net
 significantly invest in?        assets)                                     assets)
                                                                           - ADRs/EDRs/GDRs
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed income             - Mid-cap stocks
 investments may the             securities                                - Investment grade fixed income
 Portfolio/Managed Component   - U.S. government securities                  securities
 use as part of efficient      - Asset-backed and mortgage-backed          - U.S. government securities
 portfolio management or to      securities                                - Asset-backed and mortgage-backed
 enhance return?               - Currency transactions                       securities
                               - Currency baskets                          - Currency transactions
                               - Emerging markets                          - Currency baskets
                               - PFICs                                     - Emerging markets
                               - Options and futures                       - PFICs
                               - Special situations - Securities lending   - REITs
                               - Hybrid instruments (up to 10%)            - Options and futures
                                                                           - Special situations
                                                                           - Convertible securities and warrants
                                                                           - Exchange Traded Funds (ETFs)
                                                                           - Hybrid instruments (up to 10%)
                                                                           - Securities lending
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Market volatility                         - Market volatility
 the Portfolio/Managed         - Securities selection                      - Securities selection
 Component?                    - Growth stocks                             - Growth stocks
                               - Foreign exposure                          - Foreign exposure
                               - Small and medium sized companies          - Small and medium sized companies
                               - Emerging markets                          - Emerging markets
                               - Credit quality                            - Illiquidity
                               - Junk bonds                                - Prepayment
                               - Illiquidity                               - Derivatives
                               - Prepayment                                - Hedging
                               - Derivatives                               - Active trading
                               - Hedging                                   - Interest rate fluctuations
                               - Active trading                            - Credit quality
                               - Interest rate fluctuations
--------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
                                       LARGE CAP                     LARGE CAP                      LARGE CAP
                                    GROWTH PORTFOLIO            COMPOSITE PORTFOLIO              VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of         - Equity securities of large
 principal investments?          large companies (at least     large companies (at least      companies (at least 80% of
                                 80% of net assets)            80% of net assets) that        net assets) selected
                                 selected through a growth     offer the potential for        through a value strategy
                                 strategy                      long-term growth of
                                                               capital or dividends
------------------------------------------------------------------------------------------------------------------------
 What other types of           - Mid-cap stocks              - Mid-cap stocks               - Mid-cap stocks
 investments may the           - Junk bonds (up to 20%)      - Junk bonds (up to 15%)       - Short-term investments (up
 Portfolio significantly       - Short-term investments      - Short-term investments         to 20%)
 invest in?                      (up to 20%)                   (up to 20%)                  - Foreign securities (up to
                               - Foreign securities          - Foreign securities (up to      30%)
                               - Emerging markets              30%)                         - ADRs/EDRs/GDRs
                               - ADRs/EDRs/GDRs              - ADRs/EDRs/GDRs               - Special situations
                               - PFICs                       - Illiquid securities (up      - PFICs
                               - Illiquid securities (up       to 15% of net assets)        - Illiquid securities (up to
                                 to 15% of net assets)                                        15% of net assets)
------------------------------------------------------------------------------------------------------------------------
 What other types of           - Small-cap stocks            - Small-cap stocks             - Small-cap stocks
 investments may the           - Investment grade fixed      - Investment grade fixed       - Junk bonds (up to 10%)
 Portfolio use as part of        income securities             income securities            - REITs
 efficient portfolio           - U.S. government             - U.S. government              - Currency transactions
 management or to enhance        securities                    securities                   - Currency baskets
 return?                       - Asset-backed and            - Asset-backed and             - Emerging markets
                                 mortgage-backed securities    mortgage- backed securities  - Options and futures
                               - REITs                       - PFICs                        - Hybrid instruments (up to
                               - Currency transactions       - REITs                          10%)
                               - Currency baskets            - Currency transactions        - Interest rate swaps,
                               - Custodial receipts and      - Currency baskets               mortgage swaps, caps, floors
                                 trust certificates          - Emerging markets               and collars
                               - Options and futures         - Options and futures          - Convertible securities and
                               - Options on foreign          - Hybrid instruments (up to      warrants
                                 currency                      10%)                         - ETFs
                               - Options on securities and   - Interest rate swaps,         - Securities lending
                                 securities indices            mortgage swaps, caps,        - Investment grade fixed
                               - Hybrid instruments (up to     floors and collars             income securities
                                 10%):                       - Special situations           - U.S. government securities
                                 - SPDRs                     - Convertible securities       - Asset-backed and mortgage-
                                 - iShares                     and warrants                   backed securities
                               - Interest rate caps,         - ETFs
                                 floors and collars          - Securities lending
                               - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
------------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Market volatility           - Market volatility            - Market volatility
 the Portfolio?                - Securities selection        - Securities selection         - Securities selection
                               - Growth stocks               - Growth stocks                - Value investing
                               - Non-diversified status      - Non-diversified status       - Non-diversified status
                               - Foreign exposure            - Foreign exposure             - Foreign exposure
                               - Emerging markets            - Emerging markets             - Emerging markets
                               - Illiquidity                 - Illiquidity                  - Illiquidity
                               - Prepayment                  - Prepayment                   - Prepayment
                               - Derivatives                 - Derivatives                  - Derivatives
                               - Hedging                     - Hedging                      - Hedging
                               - Active trading              - Active trading               - Active trading
                               - Indexing                    - Indexing                     - Indexing
                               - Interest rate               - Interest rate                - Interest rate fluctuations
                                 fluctuations                  fluctuations                 - Credit quality
                               - Credit quality              - Credit quality               - Junk bonds
                               - Junk bonds                  - Junk bonds                   - Small and medium sized
                               - Small and medium sized      - Small and medium sized         companies
                                 companies                     companies
-----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
                                        MID CAP                       MID CAP                       SMALL CAP
                                    GROWTH PORTFOLIO              VALUE PORTFOLIO                   PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of         - Equity securities of         - Equity securities of small
 principal investments?          medium- sized companies (at    medium- sized companies (at    companies (at least 80% of
                                 least 80% of net assets)       least 80% of net assets)       net assets)
                                 selected through a growth      selected through a value
                                 strategy                       strategy
-------------------------------------------------------------------------------------------------------------------------
 What other types of           - Large-cap stocks             - Large-cap stocks             - Active trading
 investments may the           - Small-cap stocks             - Small-cap stocks             - Junk bonds (up to 20%)
 Portfolio significantly       - Short-term investments       - Junk bonds (up to 20%)       - Short-term investments (up
 invest in?                      (up to 20%)                  - Short-term investments         to 20%)
                               - Foreign securities (up to      (up to 20%)                  - Foreign securities (up to
                                 30%)                         - Foreign securities (up to      30%)
                               - ADRs/EDRs/GDRs                 30%)                         - ADRs/EDRs/GDRs
                               - PFICs                        - ADRs/EDRs/GDRs               - PFICs
                               - Illiquid securities (up      - Special situations           - Illiquid securities (up to
                                 to 15% of net assets)        - PFICs                          15% of net assets)
                               - Special situations           - Illiquid securities (up      - Options and futures
                                                                to 15% of net assets)
-------------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed       - Investment grade fixed       - Large-cap stocks
 investments may the             income securities              income securities            - Mid-cap stocks
 Portfolio use as part of      - U.S. government              - U.S. government              - Investment grade fixed
 efficient portfolio             securities                     securities                     income securities
 management or to enhance      - Asset-backed and             - Asset-backed and             - U.S. government securities
 return?                         mortgage- backed securities    mortgage- backed securities  - Asset-backed and mortgage-
                               - REITs                        - REITs                          backed securities
                               - Currency transactions        - Currency transactions        - REITs
                               - Currency baskets             - Currency baskets             - Emerging markets
                               - Emerging markets             - Custodial receipts and       - Hybrid instruments (up to
                               - Options and futures            trust certificates             10%)
                               - Hybrid instruments (up to    - Emerging markets             - Interest rate swaps,
                                 10%)                         - Options and futures            mortgage swaps, caps, floors
                               - Interest rate swaps,         - Options on foreign             and collars
                                 mortgage swaps, caps,          currencies                   - Special situations
                                 floors and collars           - Options on securities and    - Securities lending
                               - Convertible securities         securities indices
                                 and warrants                 - Hybrid instruments (up to
                               - ETFs                           10%):
                               - Securities lending             - SPDRs
                                                                - iShares
                                                              - Interest rate caps,
                                                                floors and collars
                                                              - Securities lending
                                                              - ETFs
-------------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Market volatility            - Market volatility            - Market volatility
 the Portfolio?                - Securities selection         - Securities selection         - Securities selection
                               - Growth stocks                - Value investing              - Growth stocks
                               - Non-diversified status       - Non-diversified status       - Non-diversified status
                               - Foreign exposure             - Foreign exposure             - Foreign exposure
                               - Emerging markets             - Emerging markets             - Emerging markets
                               - Illiquidity                  - Illiquidity                  - Illiquidity
                               - Prepayment                   - Prepayment                   - Prepayment
                               - Derivatives                  - Derivatives                  - Derivatives
                               - Hedging                      - Hedging                      - Hedging
                               - Active trading               - Active trading               - Active trading
                               - Indexing                     - Indexing                     - Indexing
                               - Small and medium sized       - Small and medium sized       - Small and medium sized
                                 companies                      companies                      companies
                               - Interest rate                - Interest rate                - Interest rate fluctuations
                                 fluctuations                   fluctuations                 - Credit quality
                               - Credit quality               - Credit quality               - Junk bonds
                                                              - Junk bonds
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
                                  INTERNATIONAL EQUITY           DIVERSIFIED FIXED               CASH MANAGEMENT
                                       PORTFOLIO                  INCOME PORTFOLIO                  PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities (at        - Fixed income securities      - A diversified selection of
 principal investments?          least 80% of net assets) of    (at least 80% of net           money market instruments
                                 issuers in at least three      assets) including U.S.
                                 countries other than the       and foreign government
                                 U.S.                           securities ("Net assets"
                                                                will take into account
                                                                any borrowings for
                                                                investment purposes)
                                                              - Mortgage-backed
                                                                securities
                                                              - Investment grade debt
                                                                securities
                                                              - Foreign securities (up to
                                                                30%)
                                                              - Junk bonds (up to 20%)
-------------------------------------------------------------------------------------------------------------------------
 What other types of           - Large-cap stocks             - Asset-backed and             - Investment grade fixed
 investments may the           - Mid-cap stocks                 mortgage- backed securities    income securities
 Portfolio significantly       - Small-cap stocks             - ADRs/EDRs/GDRs               - U.S. government securities
 invest in?                    - Junk bonds (up to 20%)       - PFICs                        - Illiquid securities (up to
                               - Short-term investments       - Illiquid securities (up        10% of net assets)
                                 (up to 20%)                    to 15% of net assets)
                               - ADRs/EDRs/GDRs               - Short-term investments
                               - PFICs                          (up to 20%)
                               - Emerging markets
                               - Illiquid securities (up
                                 to 15% of net assets)
-------------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed       - Currency transactions        - Asset-backed and mortgage-
 investments may the             income securities            - Currency baskets               backed securities
 Portfolio use as part of      - U.S. government              - Emerging markets
 efficient portfolio             securities                   - Options and futures
 management or to enhance      - Asset-backed and             - Hybrid instruments (up to
 return?                         mortgage- backed securities    10%)
                               - REITs                        - Interest rate swaps,
                               - Currency transactions          mortgage swaps, caps,
                               - Currency baskets               floors and collars
                               - Custodial receipts and       - Special situations
                                 trust certificate            - Securities lending
                               - Options and futures
                               - Options of foreign
                                 currencies
                               - Options on securities and
                                 securities indices
                               - Hybrid instruments (up to
                                 10%):
                                 - SPDRs
                                 - iShares
                               - Interest rate caps,
                                 floors and collars
                               - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
-------------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Market volatility            - Market volatility            - Securities selection
 the Portfolio?                - Securities selection         - Securities selection         - Interest rate fluctuations
                               - Foreign exposure             - Interest rate                - Credit quality
                               - Emerging markets               fluctuations                 - Market volatility
                               - Non-diversified status       - Credit quality
                               - Interest rate                - Junk bonds
                                 fluctuations                 - Foreign exposure
                               - Credit quality               - Emerging markets
                               - Junk bonds                   - Illiquidity
                               - Illiquidity                  - Prepayment
                               - Prepayment                   - Derivatives
                               - Derivatives                  - Hedging
                               - Hedging                      - Indexing
                               - Indexing                     - Active trading
                               - Active trading
-------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
SEASONS FOCUSED PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------
                             FOCUS GROWTH             FOCUS TECHNET            FOCUS GROWTH AND            FOCUS VALUE
                               PORTFOLIO                PORTFOLIO              INCOME PORTFOLIO             PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
 What are the            - Equity securities of   - Equity securities        - Equity securities of   - Equity securities:
 Portfolio's principal     large cap companies      (at least 80% of net       large cap companies:     -large-cap stocks
 investments?              (at least 80% of net     assets will be             -convertible             -mid-cap stocks
                           assets)                  invested in technology      securities              -small-cap stocks
                                                    companies)                 -warrants                -convertible
                                                    -large-cap stocks          -rights                   securities
                                                    -mid-cap stocks          - Preferred stocks         -warrants
                                                    -small-cap stocks                                   -rights
                                                    -convertible                                      - Preferred stocks
                                                     securities
                                                    -warrants
                                                    -rights
                                                  - Preferred stocks
----------------------------------------------------------------------------------------------------------------------------
 What other types of     - Foreign securities     - Foreign securities       - Mid-cap stocks         - Foreign securities
 investments may the     - Mid-cap stocks         - Illiquid securities      - Small-cap stocks       - Illiquid securities
 Portfolio               - Small-cap stocks         (up to 15% of net        - Foreign securities       (up to 15% of net
 significantly invest    - Convertible              assets)                  - Illiquid securities      assets)
 in?                       securities             - Junk bonds (up to          (up to 15% of net      - Junk bonds (up to
                         - Warrants                 20%)                       assets)                  20%)
                         - Rights                                            - Junk bonds (up to
                         - Preferred stocks                                    20%)
                         - Illiquid securities
                           (up to 15% of net
                           assets)
                         - Junk bonds (up to
                           20%)
----------------------------------------------------------------------------------------------------------------------------
 What other types of     - Short-term             - Short-term               - Short-term             - Short-term
 investments may the       investments (up to       investments (up to         investments (up to       investments (up to
 Portfolio use as part     20%)                     20%)                       25%)                     25%)
 of efficient            - Defensive              - Defensive                - Defensive              - Defensive
 portfolio management      instruments              instruments                instruments              instruments
 or to enhance return?   - Options and futures    - Options and futures      - Options and futures    - Options and futures
                         - Special situations     - Special situations       - Special situations     - Special situations
                         - Currency               - Currency                 - Currency               - Securities lending
                           transactions             transactions               transactions           - Currency
                         - ETFs                   - Fixed-income             - Fixed-income             transactions
                         - Fixed-income             securities                 securities             - Hybrid instruments
                           securities             - Securities lending       - Securities lending       (up to 10%)
                         - Hybrid instruments     - Hybrid instruments       - Hybrid instruments
                           (up to 10%)              (up to 10%)                (up to 10%)
                         - REITs
                         - Securities lending
----------------------------------------------------------------------------------------------------------------------------
 What risks normally     - Non-diversified        - Market volatility        - Market volatility      - Market volatility
 affect the Portfolio?     status                 - Growth stocks            - Growth stocks          - Growth stocks
                         - Market volatility      - Securities selection     - Securities selection   - Securities selection
                         - Growth stocks          - Non-diversified          - Non-diversified        - Non-diversified
                         - Securities selection     status                     status                   status
                         - Foreign exposure       - Small and medium         - Foreign exposure       - Foreign exposure
                         - Derivatives              sized companies          - Derivatives            - Derivatives
                         - Hedging                - Foreign exposure         - Hedging                - Hedging
                         - Small and medium       - Derivatives              - Small and medium       - Small and medium
                           sized companies        - Hedging                    sized companies          sized companies
                         - Interest rate          - Technology sector        - Interest rate          - Value investing
                           fluctuations           - Interest rate              fluctuations           - Active trading
                         - Credit quality           fluctuations             - Credit quality         - Junk bonds
                         - Active trading         - Credit quality           - Active trading
                         - Junk bonds             - Active trading           - Junk bonds
                                                  - Emerging markets
                                                  - Junk bonds
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.


CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which certain Portfolios may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.


DEFENSIVE INSTRUMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios other than the Seasons Focused Portfolios, generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P Midcap(R) 400 Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index as of the date of this Prospectus. With respect to the Seasons Focused Portfolios, the market capitalization ranges are as follows: $1.3 billion or less for the small-cap category; between $1.3 billion and $7.8 billion for the mid-cap category; and $7.8 billion or more for the large-cap category.

         Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

     - EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning the underlying security they are designed to track. Lack of liquidity in an ETF results in it being more volatile.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.


HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts and iShares, and structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.


ILLIQUID SECURITIES. Securities which cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.


INTEREST RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.


UNSEASONED COMPANIES are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.


A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

ABOUT THE INDICES

     - S&P 500(R) INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

     - NASDAQ 100(R) INDEX is a widely recognized unmanaged index of common stocks listed in the NASDAQ market.

     - RUSSELL 2000(R) INDEX is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.


     - RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

     - RUSSELL MIDCAP(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

     - RUSSELL 1000(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

     - RUSSELL 1000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.


     - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX is a market capitalization weighted composite of securities in 19 developed markets.



     - LEHMAN BROTHERS U.S. AGGREGATE INDEX combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.


Certain Portfolios invest in either the growth or value "subset" of an index. These subsets are created by splitting an index according to "book-to-price" ratio (that is, the difference between an issuer's "book value" and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios. The S&P/BARRA GROWTH AND VALUE INDEXES are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with lower book-to-price ratios; conversely, the growth index has firms with higher book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.

RISK TERMINOLOGY


ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year in the past five years or since inception.


CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INDEXING: The passively managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.


INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.


MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

VALUE INVESTING: When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER

AIG SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, serves as Manager for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.


SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $31 billion as of December 31, 2002. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, SunAmerica Strategic Investment Series, Inc., SunAmerica Style Select Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.


In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the CASH MANAGEMENT PORTFOLIO, the AGGRESSIVE GROWTH/SUNAMERICA and BALANCED/SUNAMERICA components of the Multi-Managed Seasons Portfolios, and portions of the LARGE CAP COMPOSITE, SMALL CAP, DIVERSIFIED FIXED INCOME AND FOCUS TECHNET PORTFOLIOS.

For the fiscal year ended March 31, 2003 each Seasons Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Multi-Managed Growth Portfolio.......................            0.89%
Multi-Managed Moderate Growth Portfolio..............            0.85%
Multi-Managed Income/Equity Portfolio................            0.81%
Multi-Managed Income Portfolio.......................            0.77%
Asset Allocation: Diversified Growth Portfolio.......            0.85%
Stock Portfolio......................................            0.85%

For the fiscal year ended March 31, 2003, each Seasons Select Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:


PORTFOLIO                                                        FEE
---------                                                        ---
Large Cap Growth Portfolio...........................            0.80%
Large Cap Composite Portfolio........................            0.80%
Large Cap Value Portfolio............................            0.80%
Mid Cap Growth Portfolio.............................            0.85%
Mid Cap Value Portfolio..............................            0.85%
Small Cap Portfolio..................................            0.85%
International Equity Portfolio.......................            1.00%
Diversified Fixed Income Portfolio...................            0.70%
Cash Management Portfolio............................            0.55%

For the fiscal year ended March 31, 2003, each Seasons Focused Portfolios paid SunAmerica a fee equal to the following percentage of average daily net assets:


PORTFOLIO                                                        FEE
---------                                                        ---
Focus Growth Portfolio...............................            1.00%
Focus TechNet Portfolio..............................            1.20%
Focus Growth and Income Portfolio....................            1.00%
Focus Value Portfolio................................            1.00%


SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica ("unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

INFORMATION ABOUT THE SUBADVISERS

AIG GLOBAL INVESTMENT CORP. AIGGIC was organized as a New Jersey corporation in 1983 as R.J. Hoffman & Co., Inc. and subsequently changed to its current name in 1995. AIGGIC is a wholly owned subsidiary of AIG Global Investment Group, Inc. ("AIGGIG"), which in turn is a wholly owned subsidiary of American International Group, Inc. AIGGIC manages third-party institutional, retail and private equity fund assets. As of March 31, 2003, AIGGIC and its affiliated asset managers had approximately $329.3 billion in assets under management. AIGGIC is located at 175 Water Street, New York, New York 10038.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. American Century is a Delaware corporation with principal offices at the American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. As of March 31, 2003, American Century had approximately $70.7 billion in assets under management.

DRESDNER RCM GLOBAL INVESTORS LLC. Dresdner RCM is an indirect wholly owned subsidiary of Dresdner Bank AG, an international banking organization. In turn, Dresdner Bank AG is owned by Allianz AG, an international financial services organization. As of March 31, 2003, Dresdner RCM had approximately $27.2 billion in assets under management. Dresdner RCM is located at Four Embarcadero Center, San Francisco, California 94111.

THIRD AVENUE MANAGEMENT LLC. Third Avenue is located at 622 Third Avenue, New York, New York 10017. Third Avenue or its predecessor has been an investment adviser and manager for mutual funds since its organization in 1986. Third Avenue also serves as investment adviser for separately managed accounts for private and institutional clients. As of March 31, 2003, Third Avenue had approximately $4.38 billion in assets under management.

FRED ALGER MANAGEMENT, INC. Alger is a New York corporation wholly owned by its principals and located at 111 Fifth Avenue, New York, NY 10003. Since 1964, Alger has provided investment management services to large corporate pension plans, state and local governments, insurance companies, mutual funds and high net-worth individuals. As of March 31, 2003, Alger had approximately $8.3 billion in assets under management.


GOLDMAN SACHS ASSET MANAGEMENT, L.P. GSAM is located at 32 Old Slip, New York, NY 10005. GSAM registered as an investment adviser in 1990. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations and insurance companies and individual investors. As of December 31, 2002, GSAM, along with other units of the Investment Management Division of Goldman Sachs & Co. (Goldman Sachs), had approximately $329.6 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL. GSAM-International, a business unit of the Investment Management Division of Goldman Sachs, is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of December 31, 2002, GSAM-International, along with other units of the Investment Management Division of Goldman Sachs & Co. (Goldman Sachs), had approximately $329.6 billion in assets under management.

HARRIS ASSOCIATES L.P. Harris Associates is a wholly owned subsidiary of CDC IXIS Asset Management, a leading French institutional management company, and is located at Two North LaSalle Street, Chicago, Illinois. Harris manages money in three distinct business segments: separate accounts, alternative investments and is the investment adviser to the Oakmark Mutual Funds. As of March 31, 2003, Harris Associates had approximately $30 billion in assets under management.

JANUS CAPITAL MANAGEMENT LLC. Janus is a Delaware limited liability company with principal offices at 100 Fillmore Street, Denver, Colorado 80206-4923. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2003, Janus had approximately $132.7 billion in assets under management.


J.P. MORGAN INVESTMENT MANAGEMENT INC. J.P. Morgan is a Delaware corporation and a wholly owned subsidiary of J.P. Morgan Chase & Co. J.P. Morgan is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of December 31, 2002, J.P. Morgan, together with its affiliated companies, had approximately $515 billion in assets under management.


LORD, ABBETT & CO. LLC. Lord Abbett, located at 90 Hudson Street, Jersey City, NJ 07302, has been an investment manager for over 70 years. Lord Abbett provides similar services to over 40 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2003, Lord Abbett had approximately $49 billion in assets under management.

MARSICO CAPITAL MANAGEMENT, LLC. Marsico is a Delaware limited liability company located at 1200 17th Street, Suite 1300, Denver, CO 80202. Marsico provides investment management services to various mutual funds and private accounts. As of March 31, 2003, Marsico had approximately $16 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, L.L.C. Putnam is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2003, Putnam had approximately $240 billion in assets under management.

SALOMON BROTHERS ASSET MANAGEMENT INC Salomon Brothers is located at 399 Park Avenue, New York, New York, 10022, and is a subsidiary of Citigroup, Inc. Salomon Brothers, together with its affiliates in London, Frankfurt, Tokyo and Hong Kong, provide a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of March 31, 2003, Salomon Brothers had approximately $36.0 billion in assets under management. Effective October 1, 2002, Salomon Brothers assumed responsibility for a component of the Focus Growth Portfolio.

T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2003, T. Rowe Price had approximately $139.9 billion in assets under management.

THORNBURG INVESTMENT MANAGEMENT, INC. Thornburg is a Delaware corporation with principal offices at 119 East Marcy Street, Santa Fe, New Mexico 87501, and has been in the investment management business since 1982. As of March 31, 2003, Thornburg had approximately $5.6 million in assets under management. Effective July 29, 2002, Thornburg assumed responsibility for a component of the Focus Growth and Income Portfolio.

WELLINGTON MANAGEMENT COMPANY, LLP. Wellington Management is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of March 31, 2003, Wellington had approximately $301 billion in assets under management.

PORTFOLIO MANAGEMENT

The management of each Portfolio and Managed Component is summarized in the following tables.

----------------------------------------------------------------------------------------------
SEASONS PORTFOLIOS
----------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
----------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio                 - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Aggressive Growth
                                                  component and SunAmerica/Balanced component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed Income
                                                  component)
----------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio        - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Aggressive Growth
                                                  component and SunAmerica/Balanced component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed Income
                                                  component)
----------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio          - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Balanced component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed Income
                                                  component)
----------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio                 - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Balanced component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed Income
                                                  component)
----------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth           - Putnam
 Portfolio
----------------------------------------------------------------------------------------------
 Stock Portfolio                                - T. Rowe Price
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio                     - AIGGIC
                                                - GSAM
                                                - Janus
--------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio                  - AIGGIC
                                                - SunAmerica
                                                - T. Rowe Price
--------------------------------------------------------------------------------------------
 Large Cap Value Portfolio                      - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio                       - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        - AIGGIC
                                                - GSAM
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Small Cap Portfolio                            - AIGGIC
                                                - Lord Abbett
                                                - SunAmerica
--------------------------------------------------------------------------------------------
 International Equity Portfolio                 - AIGGIC
                                                - GSAM-International
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio             - AIGGIC
                                                - SunAmerica
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Cash Management Portfolio                      - SunAmerica
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
SEASONS FOCUSED PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Focus Growth Portfolio                         - Alger
                                                - Salomon Brothers
                                                - Marsico
--------------------------------------------------------------------------------------------
 Focus TechNet Portfolio                        - Dresdner RCM
                                                - SunAmerica
--------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio              - Harris Associates
                                                - Marsico
                                                - Thornburg
--------------------------------------------------------------------------------------------
 Focus Value Portfolio                          - American Century
                                                - Third Avenue
                                                - J.P. Morgan
--------------------------------------------------------------------------------------------

The primary investment manager(s) and/or the management team(s) for each Portfolio and Managed Component is set forth in the following tables.


---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 SunAmerica/ Aggressive   SunAmerica     - Donna M. Calder              Ms. Calder joined the firm
 Growth component                          Senior Vice President and    in 1998 as a Vice President
 (Multi-Managed                            Portfolio Manager (Domestic  and portfolio manager and
 Seasons Portfolios)                       Equity Investment Team)      was named Senior Vice
                                                                        President in February 2001.
---------------------------------------------------------------------------------------------------
 SunAmerica/ Balanced     SunAmerica     - Francis D. Gannon            Mr. Gannon has been a
 component                                 Senior Vice President and    portfolio manager with the
 (Multi-Managed Seasons                    Portfolio Manager (Domestic  firm since 1996. He joined
 Portfolios)                               Equity Investment Team)      SunAmerica as an equity
                                                                        analyst in 1993.
                                         - Fixed Income Investment
                                           Team
---------------------------------------------------------------------------------------------------
 Janus/Growth component   Janus          - Scott W. Schoelzel           Mr. Schoelzel has been a
 (Multi-Managed                                                         portfolio manager with
 Seasons Portfolios)                                                    Janus since joining the
                                                                        firm in 1994.
---------------------------------------------------------------------------------------------------
 Wellington               Wellington     - Lucius T. Hill, III          Mr. Hill has been a
 Management/              Management       Senior Vice President,       portfolio manager with
 Fixed Income component                    Portfolio Manager and        Wellington Management since
 (Multi-Managed                            Partner                      joining the firm in 1993.
 Seasons Portfolios)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Asset Allocation:        Putnam         Global Asset Allocation Team:
 Diversified Growth
 Portfolio
                                         - Jeffery L. Knight            Mr. Knight is Managing
                                           Team Leader                  Director and Chief
                                                                        Investment Officer of the
                                                                        Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1993 and is a Chartered
                                                                        Financial Analyst with 10
                                                                        years investment
                                                                        experience.
                                         - Robert J. Kea                Mr. Kea is Senior Vice
                                           Team member                  President and Quantitative
                                                                        Analyst in the Global Asset
                                                                        Allocation Team. He joined
                                                                        Putnam in 1989 and is a
                                                                        Chartered Financial Analyst
                                                                        with 14 years of investment
                                                                        experience.
                                         - Robert J. Schoen             Mr. Schoen is Senior Vice
                                           Team member                  President and Quantitative
                                                                        Analyst for the Global
                                                                        Asset Allocation Team. He
                                                                        joined Putnam in 1987 and
                                                                        has 12 years of investment
                                                                        experience.
                                         - J. Graham Spiers             Mr. Spiers is Senior Vice
                                           Team member                  President and Portfolio
                                                                        Manager in the Global Asset
                                                                        Allocation Team. He joined
                                                                        Putnam in 1997 and is a
                                                                        Chartered Financial Analyst
                                                                        with 21 years of investment
                                                                        experience.
---------------------------------------------------------------------------------------------------
 Stock Portfolio          T. Rowe Price  - Robert W. Smith Investment   Mr. Smith has been managing
                                           Advisory Committee Chairman  investments with T. Rowe
                                           and Vice President           Price since joining the
                                                                        firm in 1992.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         AIGGIC         - Magali Azema-Barac           Ms. Azema-Barac joined
 Portfolio                                 Portfolio Manager            AIGGIC in 2001 as Vice
                                                                        President, Portfolio
                                                                        Manager for AIGGIC's
                                                                        indexed equity portfolios.
                                                                        From September 1999 to
                                                                        December 2001, she was Vice
                                                                        President and Head of
                                                                        Equity at American General
                                                                        Investment Management, L.P.
                                                                        ("AGIM"). Prior to joining
                                                                        AGIM, she worked as an
                                                                        independent consultant from
                                                                        January 1999 to September
                                                                        1999. From 1994 to 1999,
                                                                        she worked for USWest
                                                                        Investment Management
                                                                        Company where she developed
                                                                        quantitative investment
                                                                        strategies and managed over
                                                                        $5 billion in index and
                                                                        enhanced-index funds.
---------------------------------------------------------------------------------------------------
                          GSAM           - Steven M. Barry              Mr. Barry joined GSAM as a
                                           Managing Director, Co-Chief  portfolio manager in 1999.
                                           Investment Officer and       From 1988 to 1999, he was a
                                           Senior Portfolio Manager     portfolio manager at
                                                                        Alliance Capital
                                                                        Management.
                                         - Kenneth T. Berents           Mr. Berents joined GSAM as
                                           Managing Director, Co-       a portfolio manager in
                                           Chairman of Investment       2000. From 1992 to 1999, he
                                           Committee and Senior         was Director of Research
                                           Portfolio Manager            and head of the Investment
                                                                        Committee at Wheat First
                                                                        Union.
                                         - Herbert E. Ehlers            Mr. Ehlers joined GSAM as a
                                           Managing Director, Chief     senior portfolio manager
                                           Investment Officer and       and Chief Investment
                                           Senior Portfolio Manager     Officer of the Growth team
                                                                        in 1997. From 1981 to 1997,
                                                                        he was the Chief Investment
                                                                        Officer and Chairman of
                                                                        Liberty Investment
                                                                        Management, Inc.
                                                                        ("Liberty") and its
                                                                        predecessor firm, Eagle
                                                                        Asset Management ("Eagle").
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         GSAM           - Gregory H. Ekizian           Mr. Ekizian joined GSAM as
 Portfolio (continued)                     Managing Director, Co-Chief  portfolio manager and Co-
                                           Investment Officer and       Chair of the Growth
                                           Senior Portfolio Manager     Investment Committee in
                                                                        1997. From 1990 to 1997, he
                                                                        was a portfolio manager at
                                                                        Liberty and it's
                                                                        predecessor firm, Eagle.
                                         - Scott Kolar                  Mr. Kolar joined GSAM as an
                                           Vice President and           equity analyst in 1997 and
                                           Portfolio Manager            became a portfolio manager
                                                                        in 1999. From 1994 to 1997,
                                                                        he was an equity analyst
                                                                        and information systems
                                                                        specialist at Liberty.
                                         - Ernest C. Segundo, Jr.       Mr. Segundo joined GSAM as
                                           Vice President, Co-Chairman  a portfolio manager in
                                           of Investment Committee and  1997. From 1992 to 1997, he
                                           Senior Portfolio Manager     was a portfolio manager at
                                                                        Liberty, and its
                                                                        predecessor firm, Eagle.
                                         - Mark D. Shattan              Mr. Shattan joined GSAM as
                                           Vice President and           an equity analyst in 1999
                                           Portfolio Manager            and became a portfolio
                                                                        manager in May 2002. From
                                                                        1997 to 1999, he was a
                                                                        equity research analyst at
                                                                        Salomon Smith Barney.
                                         - David G. Shell               Mr. Shell joined GSAM as a
                                           Managing Director, Co-Chief  portfolio manager in 1997.
                                           Investment Officer and       From 1987 to 1997, he was a
                                           Senior Portfolio Manager     portfolio manager at
                                                                        Liberty and its predecessor
                                                                        firm, Eagle.
---------------------------------------------------------------------------------------------------
                          Janus          - Scott W. Schoelzel           See above.
                                           Vice President and
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Composite      AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                 Portfolio Manager
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Francis D. Gannon            See above.
                                           Senior Vice President and
                                           Portfolio Manager
                                           (Domestic Equity
                                           Investment Team)
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Robert W. Smith              See above.
                                           Investment Advisory
                                           Committee Chairman and
                                           Vice President
---------------------------------------------------------------------------------------------------
 Large Cap Value          AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                 Portfolio Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Brian C. Rogers, CFA, --     Mr. Rogers joined T. Rowe
                                           Investment Advisory          Price's Equity Research
                                           Committee Chairman and       Division in 1982 and has
                                           Vice President               been managing investments
                                                                        since 1983.
---------------------------------------------------------------------------------------------------
                          Wellington     - Steven T. Irons, CFA         Mr. Irons joined Wellington
                          Management       Vice President and           Management in 1993 as a
                                           Portfolio Manager            research analyst on the
                                                                        firm's Value Team.
                                         - John R. Ryan, CFA            Mr. Ryan joined Wellington
                                           Senior Vice President,       Management in 1981 as a
                                           Managing Partner and         portfolio manager on the
                                           Portfolio Manager            firm's Value Team.
---------------------------------------------------------------------------------------------------
 Mid Cap Growth           AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                 Portfolio Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Donald J. Peters             Mr. Peters has been a
                                           Vice President and           portfolio manager and
                                           Portfolio Manager            quantitative investment
                                                                        analyst for T. Rowe Price's
                                                                        Equity Research Division
                                                                        since joining the firm in
                                                                        1993.
---------------------------------------------------------------------------------------------------
                          Wellington     - Stephen Mortimer             Mr. Mortimer joined
                          Management       Vice President and           Wellington Management in
                                           Portfolio Manager            2001 as an equity analyst
                                                                        in the Growth and Capital
                                                                        Appreciation Groups. From
                                                                        1998 to 2001, he was an
                                                                        equity analyst at Vinik
                                                                        Asset Management. From 1997
                                                                        to 1998, he was a research
                                                                        analyst at Colonial
                                                                        Management.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Growth           Wellington     - Robert D. Rands, CFA         Mr. Rands joined Wellington
 Portfolio (continued)    Management       Senior Vice President,       Management in 1978 as a
                                           Partner and Assistant        special situations analyst
                                           Portfolio Manager            and became a portfolio
                                                                        manager in 1983.
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  AIGGIC         - Magali Azema-Barac           See above.
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------
                          GSAM           - Andrew Braun                 Mr. Braun joined GSAM as a
                                           Vice President and           mutual fund product
                                           Portfolio Manager            development analyst in July
                                                                        1993. From January 1997 to
                                                                        April 2001, he was a
                                                                        research analyst on the
                                                                        GSAM Value team and became
                                                                        a portfolio manager in May
                                                                        2001.
                                         - Dolores Bamford              Ms. Bamford joined GSAM as
                                           Vice President and           a portfolio manager for the
                                           Portfolio Manager            value team in April 2002.
                                                                        Prior to that, she was a
                                                                        portfolio manager at Putnam
                                                                        Investments for various
                                                                        products since 1991.
                                         - David L. Berdon              Mr. Berdon joined GSAM as a
                                           Vice President and           research analyst in March
                                           Portfolio Manager            2001 and became a portfolio
                                                                        manager in October 2002.
                                                                        From September 1999 to
                                                                        March 2001, he was a Vice
                                                                        President for Business
                                                                        Development and Strategic
                                                                        Alliances at Soliloquy Inc.
                                                                        From September 1997 to
                                                                        September 1999, he was a
                                                                        principal consultant at
                                                                        Diamond Technology
                                                                        Partners.
                                         - Scott Carroll                Mr. Carroll joined GSAM as
                                           Vice President and           a portfolio manager in May
                                           Portfolio Manager            2002. From 1996 to 2002, he
                                                                        worked at Van Kampen Funds
                                                                        where he had portfolio
                                                                        management and analyst
                                                                        responsibilities for Growth
                                                                        and Income and Equity
                                                                        Income Funds.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  GSAM           - Sally Pope Davis             Ms. Davis joined GSAM as a
 (continued)                               Vice President and           portfolio manager in August
                                           Portfolio Manager            2001. From December 1999 to
                                                                        July 2001, she was a
                                                                        relationship manager in the
                                                                        Private Wealth Management
                                                                        area at Goldman Sachs. From
                                                                        August 1989 to November
                                                                        1999, she was a bank
                                                                        analyst in the Goldman
                                                                        Sachs Investment Research
                                                                        Department.
                                         - Stacey Ann DeMatteis         Ms. DeMatteis joined GSAM
                                           Vice President and Client    as a product- marketing
                                           Portfolio Manager            analyst in September 1993.
                                                                        From December 1997 to April
                                                                        2000, she was a
                                                                        relationship manager in
                                                                        Broker-Dealer sales. In May
                                                                        2000, she became a client
                                                                        portfolio manager on the
                                                                        Value team.
                                         - Sean Gallagher               Mr. Gallagher joined GSAM
                                           Vice President and           as a research analyst in
                                           Portfolio Manager            May 2000. He became a
                                                                        portfolio manager in
                                                                        December 2001. From October
                                                                        1993 to May 2000, he was a
                                                                        research analyst at Merrill
                                                                        Lynch Asset Management.
                                         - James Otness                 Mr. Otness joined GSAM as a
                                           Vice President and Senior    portfolio manager in May
                                           Portfolio Manager            2000. From 1998 to 2000, he
                                                                        headed Dolphin Asset
                                                                        Management. From 1970 to
                                                                        1998, he worked at J.P.
                                                                        Morgan most recently as a
                                                                        managing director and
                                                                        portfolio manager
                                                                        responsible for small-cap
                                                                        institutional equity
                                                                        investments.
                                         - Lisa Parisi                  Ms. Parisi joined GSAM as a
                                           Vice President and           portfolio manager in August
                                           Portfolio Manager            2001. From December 2000 to
                                                                        August 2001, she was a
                                                                        portfolio manager at John
                                                                        A. Levin & Co. From March
                                                                        1995 to December 2000, she
                                                                        was a portfolio manager and
                                                                        managing director at
                                                                        Valenzuela Capital.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  GSAM           - Eileen Rominger              Ms. Rominger joined GSAM as
 (continued)                               Managing Director, Chief     a portfolio manager and
                                           Investment Officer and       Chief Investment officer of
                                           Senior Portfolio Manager     the Value Equity team in
                                                                        1999. From 1981 to 1999,
                                                                        she worked at Oppenheimer
                                                                        Capital, most recently as a
                                                                        senior portfolio manager.
---------------------------------------------------------------------------------------------------
                          Lord Abbett    - Eileen Banko                 Ms. Banko joined Lord
                                           Equity Analyst               Abbett in 1990.
                                         - David Builder                Mr. Builder joined Lord
                                           Equity Analyst               Abbett in 1998. Prior to
                                                                        that, he was an analyst at
                                                                        Bear Stearns from
                                                                        1996-1998.
                                         - Howard E. Hansen             Mr. Hansen joined Lord
                                           Partner at Lord Abbett and   Abbett in 1995. He has been
                                           Investment Manager           an associate portfolio
                                                                        manager since 1997.
                                         - Edward K. von der Linde      Mr. von der Linde has been
                                           Partner at Lord Abbett,      a portfolio manager with
                                           Investment Manager and       Lord Abbett since 1995. He
                                           Team Leader                  joined the firm in 1988.
---------------------------------------------------------------------------------------------------
 Small Cap Portfolio      AIGGIC         - Magali Azema-Barac           See above.
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Lord Abbett    - John J. DiChiaro             Mr. DiChiaro joined Lord
                                           Partner at Lord Abbett and   Abbett in 2000. Prior to
                                           Senior Strategy              joining Lord Abbett, Mr.
                                           Coordinator                  DiChiaro was Vice
                                                                        President -- Securities
                                                                        Group with Wafra Investment
                                                                        Advisory Group from 1988 to
                                                                        2000.
                                         - Lesley-Jane Dixon            Ms. Dixon joined Lord
                                           Partner at Lord Abbett and   Abbett in 1995.
                                           Senior Research Analyst
                                         - F. Thomas O'Halloran         Mr. O'Halloran joined Lord
                                           Investment Manager and       Abbett in 2001. Prior to
                                           Team Leader                  joining Lord Abbett, Mr.
                                                                        O'Halloran was Executive
                                                                        Director/Senior Research
                                                                        Analyst with Dillon
                                                                        Reed/UBS Warburg.
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Donna Calder                 See above.
                                           Senior Vice President and
                                           Portfolio Manager
                                           (Domestic Equity
                                           Investment Team)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 International Equity     AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                 Portfolio Manager
---------------------------------------------------------------------------------------------------
                          GSAM-          - Nuno Fernandes               Mr. Fernandes joined
                          International    Executive Director and       GSAM-International as a
                                           Senior Portfolio Manager     research analyst on the
                                                                        global emerging markets
                                                                        equity team in April 1998.
                                                                        He was named a senior
                                                                        portfolio manager in April
                                                                        1999. From 1994 to 1998, he
                                                                        worked for ING Barings and
                                                                        Smith Barney where he
                                                                        followed Latin American
                                                                        banking stocks.
                                         - Shogo Maeda                  Mr. Maeda joined GSAM-
                                           Managing Director and        International as a
                                           Senior Portfolio Manager     portfolio manager in 1994.
                                                                        He became Chief Investment
                                                                        Officer for Pan Asian
                                                                        Equities in 2001.
                                         - Safa Muhtaseb                Mr. Muhtaseb joined GSAM-
                                           Executive Director           International as a
                                           Senior Portfolio Manager     portfolio manager in
                                                                        December 2001. From 1999 to
                                                                        2001, he was a Director of
                                                                        International Equity
                                                                        Investments at Virginia
                                                                        Retirement System.
                                         - Susan Noble                  Ms. Noble joined GSAM-
                                           Managing Director and        International as a senior
                                           Senior Portfolio Manager     portfolio manager and head
                                                                        of the European Equity team
                                                                        in October 1997.
                                         - Michael Stanes               Mr. Stanes joined GSAM-
                                           Executive Director and       International as a
                                           Senior Portfolio Manager     portfolio manager in
                                                                        November 2002. From 1986 to
                                                                        2001, he worked at Mercury
                                                                        Asset Management where he
                                                                        managed UK equity
                                                                        portfolios in London,
                                                                        Japanese equity portfolios
                                                                        in Tokyo and, most
                                                                        recently, US and global
                                                                        portfolios in the US.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 International Equity     Lord Abbett    - Ingrid C. Holm               Ms. Holm joined Lord Abbett
 Portfolio (continued)                     Investment Manager           in 2001. Prior to joining
                                                                        Lord Abbett, Ms. Holm was a
                                                                        portfolio manager at
                                                                        Batterymarch Financial
                                                                        Management, Inc. from 2000-
                                                                        2001. From 1987-2000, she
                                                                        held various positions at
                                                                        the Prudential Insurance
                                                                        Company of America, most
                                                                        recently as a Global Equity
                                                                        portfolio manager.
                                         - Robert G. Morris             Mr. Morris joined Lord
                                           Partner and Director of      Abbett in 1991.
                                           Equity Investments
---------------------------------------------------------------------------------------------------
 Diversified Fixed        AIGGIC         - Magali Azema-Barac           See above.
 Income Portfolio                          Portfolio Manager
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Michael Cheah, CFA           Mr. Cheah joined SunAmerica
                                           Vice President and           in 1999 as Vice President
                                           Portfolio Manager            and portfolio manager
                                                                        responsible for all
                                                                        investment grade fixed-
                                                                        income portfolios. Prior to
                                                                        joining SunAmerica, he was
                                                                        a Director of the U.S. Bond
                                                                        Division and Representative
                                                                        of the New York Office of
                                                                        the Monetary Authority of
                                                                        Singapore from 1991 to
                                                                        1999.
---------------------------------------------------------------------------------------------------
                          Wellington     - Lucius T. Hill, III          See above.
                          Management       Senior Vice President,
                                           Portfolio Manager and
                                           Partner
---------------------------------------------------------------------------------------------------
 Cash Management          SunAmerica     - Fixed Income Investment      N/A
 Portfolio                                 Team
---------------------------------------------------------------------------------------------------
 Focus Growth Portfolio   Alger          - Fred Alger                   Mr. Alger founded Alger in
                                           Chairman, President and      1964. He served as
                                           Chief Market Strategist      President and Portfolio
                                                                        Manager until 1995. Mr.
                                                                        Alger assumed
                                                                        responsibilities of Chief
                                                                        Market Strategist in 2001.
                                         - Dan Chung, CFA               Mr. Chung joined Alger in
                                           Chief Investment Officer,    1994 as a Research
                                           Director of Research and     Associate. He later served
                                           Portfolio Manager            as Associate Analyst,
                                                                        Analyst and Senior Analyst
                                                                        before his current
                                                                        responsibilities as Chief
                                                                        Investment Officer.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Growth Portfolio   Salomon        - Alan J. Blake                Mr. Blake is a Portfolio
 (continued)              Brothers         Managing Director            Manager of Salomon
                                                                        Brothers, which he joined
                                                                        in 2001. He is also the
                                                                        Managing Director of
                                                                        Salomon Smith Barney and a
                                                                        Senior Portfolio Manager of
                                                                        Smith Barney Asset
                                                                        Management. He has worked
                                                                        with Salomon Smith Barney
                                                                        or its predecessor
                                                                        companies since 1991.
---------------------------------------------------------------------------------------------------
                          Marsico        - Thomas F. Marsico            Mr. Marsico has been the
                                           Chairman, Chief Executive    Chairman and Chief
                                           Officer and Portfolio        Executive Officer of
                                           Manager                      Marsico since he formed
                                                                        Marsico in 1997. From 1988
                                                                        through 1997, Mr. Marsico
                                                                        served as the portfolio
                                                                        manager of the Janus Twenty
                                                                        Fund and from 1991 through
                                                                        1997, Mr. Marsico served as
                                                                        the portfolio manager of
                                                                        the Janus Growth & Income
                                                                        Fund.
---------------------------------------------------------------------------------------------------
 Focus TechNet Portfolio  Dresdner       - Walter C. Price, Jr., CFA    Mr. Price is a Managing
                                           Portfolio Manager            Director of Dresdner, with
                                                                        which he has been
                                                                        associated since 1974. He
                                                                        has research and money
                                                                        management responsibilities
                                                                        for much of Dresdner's
                                                                        technology area.
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Donna Calder                 See above.
                                           Senior Vice President and
                                           Portfolio Manager (Domestic
                                           Equity Team)
                                         - Soohwan Kim, CFA             Mr. Kim joined SunAmerica
                                           Senior Technology Analyst    as a Senior Research
                                                                        Analyst in July of 1999.
                                                                        Previously, he was Vice
                                                                        President and Analyst at
                                                                        Citibank Global Asset
                                                                        Management. From 1992 to
                                                                        1993, he served as an
                                                                        Economist with the Union
                                                                        Bank of Switzerland.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                        NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                      MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)       MANAGEMENT TEAM(S))                 EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Growth and Income  Harris       - William C. Nygren, CFA         Mr. Nygren joined Harris in
 Portfolio                Associates     Partner and Portfolio          1983 and has over 21 years
                                         Manager                        of investment experience.
                                                                        From 1990 to 1998, Mr.
                                                                        Nygren was the Director of
                                                                        Research of Harris.
                                       - Edward S. Loeb, CFA            Mr. Loeb joined Harris
                                         Partner and Portfolio          Associates in 1989 and is
                                         Manager                        the firm's Director of
                                                                        Institutional Portfolios.
                                                                        He has over 14 years of
                                                                        investment experience.
                                       - Michael J. Mangan, CFA         Mr. Mangan joined Harris
                                         Portfolio Manager              Associates in 1997 and has
                                                                        over 14 years of investment
                                                                        experience.
---------------------------------------------------------------------------------------------------
                          Marsico      - Thomas F. Marsico              See above.
                                         Chairman, Chief Executive
                                         Officer and Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Thornburg    - William V. Fries, CFA          Mr. Fries has been a
                                         Managing Director and          Managing Director and
                                         Portfolio Manager              portfolio manager at
                                                                        Thornburg since 1995.
                                                                        Previously he had been
                                                                        affiliated with USAA
                                                                        Investment Management
                                                                        Company for over 20 years.
---------------------------------------------------------------------------------------------------
 Focus Value Portfolio    American     - Phillip N. Davidson, CFA       Mr. Davidson is Chief
                          Century        Chief Investment Officer-      Investment Officer-Value,
                                         Value, Senior Vice President   Senior Vice President and
                                         and Senior Portfolio Manager   Senior Portfolio Manager
                                                                        and has been with American
                                                                        Century since 1993.
                                       - Scott A. Moore, CFA            Mr. Moore has been a member
                                         Vice President and Portfolio   of the team that manages
                                         Manager                        the Portfolio since October
                                                                        1996 and a Portfolio
                                                                        Manager since February
                                                                        1999. He joined American
                                                                        Century in August 1993 as
                                                                        an Investment Analyst.
---------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
-----------------------------------------------------------------------------------------------------
 Focus Value Portfolio    Third Avenue   - Martin J. Whitman, CFA         Mr. Whitman has been Co-
 (continued)                               Co-Chief Investment Officer    Chief Investment Officer of
                                           and Portfolio Manager          Third Avenue since 2003.
                                                                          Previously, Mr. Whitman
                                                                          served as Chief Investment
                                                                          Officer of Third Avenue
                                                                          (and its predecessor
                                                                          entity) from 1991 to 2003.
                                                                          Mr. Whitman also has been
                                                                          Chairman and Chief
                                                                          Executive Officer of Third
                                                                          Avenue Trust (and its
                                                                          predecessors) since 1990.
                                         - Curtis R. Jensen               Mr. Jensen has been Co-
                                           Co-Chief Investment Officer    Chief Investment Officer of
                                           and Portfolio Manager          Third Avenue since 2003.
                                                                          Mr. Jensen also has been
                                                                          Portfolio Manager of Third
                                                                          Avenue Small-Cap Value Fund
                                                                          since 2001. Prior to that,
                                                                          he had been Co-Portfolio
                                                                          Manager since 1997. Mr.
                                                                          Jensen has been a Senior
                                                                          Research Analyst at Third
                                                                          Avenue since 1995. Mr.
                                                                          Jensen is assisted by Ian
                                                                          Lapey, who has been
                                                                          employed by Third Avenue
                                                                          since 2001.
-----------------------------------------------------------------------------------------------------
                          J.P. Morgan    - Jonathan K. L. Simon           Mr. Simon is a portfolio
                                           Managing Director/Portfolio    manager in the U.S. Equity
                                           Manager                        Group. An employee since
                                                                          1980, Mr. Simon manages the
                                                                          J.P. Morgan Mid Cap Value
                                                                          Fund and JPMF Strategic
                                                                          Value Fund. Mr. Simon is
                                                                          also co-portfolio manager
                                                                          of the JPMF America Equity
                                                                          Fund and J.P. Morgan Growth
                                                                          & Income Fund.
-----------------------------------------------------------------------------------------------------


CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class 2 shares of the Portfolios are not offered directly to the public. Instead, Class 2 shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. All shares of the Trust are owned by "Separate Accounts" of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies. Class 2 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 1 and 3 shares are offered through a separate prospectus.



You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the Contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Annuity Contract, including information on fees and expenses of the Contract and the Portfolios, in the Prospectus that offers the Contract, which accompanies this Prospectus.


The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

SERVICE FEES


Class 2 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15% of the average daily net assets of such Class 2 shares. The service fees will be used to reimburse the Life Insurance Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Annuity Contracts who are the indirect beneficial owners of the Portfolios' Class 2 shares. Because these service fees are paid out of each Portfolio's Class 2 assets on an ongoing basis, over time these fees will increase the cost of your investment and affect your return.


TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share (NAV) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's shares outstanding. Investments for which market quotations are readily available are valued at market, except that short-term securities with 60 days or less to maturity are valued on an amortized cost basis. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities then these securities are fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.


The INTERNATIONAL EQUITY PORTFOLIO may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of this Portfolio's shares may change on days when the Trust is not open for purchases or redemptions.



BUY AND SELL PRICES. Variable Contracts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 2 shares are subject to service fees pursuant to a 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.


DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.


TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following Financial Highlights tables for Class 2 shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's annual report to shareholders, which is available upon request.


------------------------------------------------------------------------------------------------------------

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN(LOSS) ON     INVESTMENT    INVESTMENT      GAIN ON
ENDED                   OF PERIOD    (LOSS)*/**     INVESTMENTS*     OPERATIONS*     INCOME      INVESTMENTS
------------------------------------------------------------------------------------------------------------

                                               Multi-Managed Growth Portfolio Class 2
10/16/00-
3/31/01                  $19.41        $0.11           $(4.05)         $(3.94)       $(0.06)       $(3.26)
3/31/02                   12.15         0.13            (1.07)          (0.94)        (0.18)        (0.43)
3/31/03                   10.60         0.10            (1.87)          (1.77)        (0.14)           --

                                          Multi-Managed Moderate Growth Portfolio Class 2
10/16/00-
3/31/01                  $17.42        $0.17           $(2.82)         $(2.65)       $(0.09)       $(2.48)
3/31/02                   12.20         0.24            (0.88)          (0.64)        (0.23)        (0.29)
3/31/03                   11.04         0.18            (1.45)          (1.27)        (0.20)           --

                                           Multi-Managed Income/Equity Portfolio Class 2
10/16/00-
3/31/01                  $13.92        $0.22           $(1.10)         $(0.88)       $(0.16)       $(0.95)
3/31/02                   11.93         0.37            (0.52)          (0.15)        (0.33)        (0.35)
3/31/03                   11.10         0.31            (0.60)          (0.29)        (0.29)           --

                                               Multi-Managed Income Portfolio Class 2

10/16/00-3/31/01         $12.31        $0.25           $(0.29)         $(0.04)       $(0.14)       $(0.48)
3/31/02                   11.65         0.48            (0.40)           0.08         (0.38)        (0.16)
3/31/03                   11.19         0.41               --            0.41         (0.34)           --

                                       Asset Allocation: Diversified Growth Portfolio Class 2

10/16/00-3/31/01         $13.04        $0.10           $(1.37)         $(1.27)       $(0.07)       $(0.63)
3/31/02                   11.07         0.13            (0.28)          (0.15)        (0.15)        (0.07)
3/31/03                   10.70         0.13            (2.28)          (2.15)        (0.11)           --

                                                      Stock Portfolio Class 2

10/16/00-3/31/01         $18.58        $0.02           $(3.03)         $(3.01)       $   --        $(1.23)
3/31/02                   14.34        (0.02)            0.62            0.60            --         (0.61)
3/31/03                   14.33           --            (3.36)          (3.36)           --            --

--------------------  --------------------------------------------------------------------------------------
                                                                                   RATIO OF
                        NET                         NET                              NET
                       ASSET                      ASSETS        RATIO OF          INVESTMENT
                       VALUE                      END OF      EXPENSES TO         INCOME TO
PERIOD                 END OF        TOTAL        PERIOD        AVERAGE            AVERAGE         PORTFOLIO
ENDED                  PERIOD      RETURN***      (000'S)      NET ASSETS         NET ASSETS       TURNOVER
--------------------  --------------------------------------------------------------------------------------
                                              Multi-Managed Growth Portfolio Class 2
10/16/00-
3/31/01               $ 12.15       (23.61)%     $ 11,088         1.19%#             1.79%#           123%
3/31/02                 10.60        (7.83)        49,770         1.20               1.15             102
3/31/03                  8.69       (16.71)        48,414         1.24               1.09             106
                                         Multi-Managed Moderate Growth Portfolio Class 2
10/16/00-
3/31/01               $ 12.20       (17.24)%     $ 13,305         1.14%#             2.80%#           118%
3/31/02                 11.04        (5.35)        81,687         1.14               2.04             102
3/31/03                  9.57       (11.48)       101,321         1.15               1.88             108
                                          Multi-Managed Income/Equity Portfolio Class 2
10/16/00-
3/31/01               $ 11.93        (6.82)%     $  7,515         1.16%#             4.02%#            86%
3/31/02                 11.10        (1.38)        64,073         1.14               3.24              62
3/31/03                 10.52        (2.61)        92,470         1.13               2.98              85
                                              Multi-Managed Income Portfolio Class 2
10/16/00-3/31/01      $ 11.65        (0.40)%     $  5,113         1.20%#(2)          4.86%#(2)         85%
3/31/02                 11.19         0.65         45,459         1.20(1)(2)         4.15(1)(2)        57
3/31/03                 11.26         3.74         80,625         1.12(2)            3.75(2)           94
                                      Asset Allocation: Diversified Growth Portfolio Class 2
10/16/00-3/31/01      $ 11.07       (10.29)%     $ 17,465         1.12%#@(2)         1.95%#@(2)       193%
3/31/02                 10.70        (1.49)       110,186         1.11(2)            1.22(2)          233
3/31/03                  8.44       (20.11)       141,724         1.11(2)            1.42(2)          143
                                                     Stock Portfolio Class 2
10/16/00-3/31/01      $ 14.34       (17.37)%     $ 14,671         1.08%#             0.11%#            77%
3/31/02                 14.33         4.18         89,106         1.10              (0.13)             59
3/31/03                 10.97       (23.45)       110,306         1.10              (0.03)             45


----------------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.

 # Annualized

 @ Gross of custody credits of 0.01%


(1) Ratio includes advisory recoupment which increased the net expense ratio and decreased the net investment income ratio by 0.05%.


(2) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                         EXPENSES
                                     ------------------------------------------------
                                     3/31/99    3/31/00   3/31/01   3/31/02   3/31/03
                                     --------   -------   -------   -------   -------
   Multi-Managed Income
     Portfolio.....................      --%       --%     1.20%#    1.20%     1.12%
   Asset Allocation: Diversified
     Growth Portfolio..............      --        --      1.12#     1.11      1.11

                                               NET INVESTMENT INCOME (LOSS)
                                     ------------------------------------------------
                                     3/31/99    3/31/00   3/31/01   3/31/02   3/31/03
                                     --------   -------   -------   -------   -------
   Multi-Managed Income
     Portfolio.....................      --%       --%      4.86%#   4.15%      3.75%
   Asset Allocation: Diversified
     Growth Portfolio..............      --        --       1.95#    1.22       1.42

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         NET
                                      REALIZED &                  DIVIDENDS     DIVIDENDS
            NET ASSET      NET        UNREALIZED                   DECLARED     FROM NET
              VALUE     INVESTMENT   GAIN (LOSS)    TOTAL FROM     FROM NET     REALIZED
PERIOD      BEGINNING     INCOME          ON        INVESTMENT    INVESTMENT     GAIN ON
ENDED       OF PERIOD   (LOSS)*/**   INVESTMENTS*   OPERATIONS*     INCOME     INVESTMENTS
------------------------------------------------------------------------------------------

                                  Large Cap Growth Portfolio Class 2

10/16/00-
3/31/01      $12.65       $ 0.01        $(3.07)       $(3.06)       $(0.02)      $(1.19)
3/31/02        8.38        (0.02)        (0.39)        (0.41)           --           --
3/31/03        7.97           --         (2.00)        (2.00)           --           --

                                Large Cap Composite Portfolio Class 2

10/16/00-
3/31/01      $12.23       $   --        $(2.20)       $(2.20)       $   --       $(0.73)
3/31/02        9.30           --         (0.11)        (0.11)           --        (0.01)
3/31/03        9.18         0.02         (2.33)        (2.31)        (0.01)          --

                                  Large Cap Value Portfolio Class 2

10/16/00-
3/31/01      $10.86       $ 0.04        $ 0.67        $ 0.71        $(0.11)      $(0.77)
3/31/02       10.69         0.08          0.15          0.23         (0.04)       (0.28)
3/31/03       10.60         0.09         (2.85)        (2.76)        (0.02)       (0.04)

                                                              RATIO OF
              NET                     NET      RATIO OF          NET
             ASSET                  ASSETS    EXPENSES TO    INVESTMENT
             VALUE                  END OF      AVERAGE       INCOME TO
PERIOD      END OF       TOTAL      PERIOD        NET          AVERAGE      PORTFOLIO
ENDED       PERIOD     RETURN***    (000'S)    ASSETS(2)    NET ASSETS(2)   TURNOVER
----------  -------------------------------------------------------------------------
                               Large Cap Growth Portfolio Class 2
10/16/00-
3/31/01     $  8.38     (26.48)%    $ 9,073      1.25%#@         0.05%#@       40%
3/31/02        7.97      (4.89)      38,180      1.25           (0.19)         43
3/31/03        5.97     (25.09)      41,534      1.25           (0.07)         58
                              Large Cap Composite Portfolio Class 2
10/16/00-
3/31/01     $  9.30     (18.96)%    $ 3,046      1.25%#@         0.08%#@       64%
3/31/02        9.18      (1.24)      15,204      1.25              --          64
3/31/03        6.86     (25.13)      16,939      1.25            0.23          59
                                Large Cap Value Portfolio Class 2
10/16/00-
3/31/01     $ 10.69       6.51%     $ 8,396      1.25%#@         0.84%#@       49%
3/31/02       10.60       2.28       51,550      1.25            0.72          30
3/31/03        7.78     (26.09)      51,942      1.25(1)         1.07(1)       32%


----------------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.

 # Annualized


 @ The ratios reflect an expense cap of 1.25%, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable



(1) The ratios reflect an expense ratio, which includes advisory fee recoupment which increased the net expense ratio and decreased the net investment income ratio for the Large Cap Value Portfolio by 0.02%.


(2) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                        EXPENSES
                                    ------------------------------------------------
                                    3/31/99#   3/31/00   3/31/01   3/31/02   3/31/03
                                    --------   -------   -------   -------   -------
   Large Cap Growth Portfolio ....      --%       --%     1.44%#    1.29%     1.31%
   Large Cap Composite
     Portfolio....................      --        --      1.87#     1.68      1.74
   Large Cap Value Portfolio......      --        --      1.64#     1.31      1.25

                                              NET INVESTMENT INCOME (LOSS)
                                    ------------------------------------------------
                                    3/31/99#   3/31/00   3/31/01   3/31/02   3/31/03
                                    --------   -------   -------   -------   -------
   Large Cap Growth Portfolio ....      --%        --%    (0.14)%#  (0.23)%   (0.13)%
   Large Cap Composite
     Portfolio....................      --         --     (0.54)#   (0.43)    (0.26)
   Large Cap Value Portfolio......      --         --      0.45#     0.65      1.07

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                            NET                       DIVIDENDS     DIVIDENDS
              NET ASSET      NET         REALIZED &                    DECLARED     FROM NET
                VALUE     INVESTMENT     UNREALIZED     TOTAL FROM     FROM NET     REALIZED
PERIOD        BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT    INVESTMENT     GAIN ON
ENDED         OF PERIOD   (LOSS)*/**    INVESTMENTS*    OPERATIONS*     INCOME     INVESTMENTS
----------------------------------------------------------------------------------------------

                                      Mid Cap Growth Portfolio Class 2
10/16/00-
3/31/01        $15.69       $(0.04)        $(3.16)        $(3.20)       $   --       $(3.16)
3/31/02          9.33        (0.08)          0.80           0.72            --           --
3/31/03         10.05        (0.07)         (2.33)         (2.40)           --           --

                                      Mid Cap Value Portfolio Class 2
10/16/00-
3/31/01        $11.76       $ 0.05         $(0.43)        $(0.38)       $(0.11)      $ 0.88
3/31/02         12.15         0.09           1.92           2.01         (0.08)       (0.68)
3/31/03         13.40         0.10          (2.73)         (2.63)        (0.02)       (0.16)

                                        Small Cap Portfolio Class 2
10/16/00-
3/31/01        $12.39       $   --         $(2.25)        $(2.25)       $   --       $(2.12)
3/31/02          8.02        (0.04)          0.36           0.32            --           --
3/31/03          8.34        (0.03)         (2.32)         (2.35)           --           --

                                                                   RATIO OF
                                                                      NET
              NET                     NET       RATIO OF          INVESTMENT
             ASSET                  ASSETS     EXPENSES TO         INCOME TO
             VALUE                  END OF       AVERAGE            AVERAGE
PERIOD      END OF       TOTAL      PERIOD         NET                NET        PORTFOLIO
ENDED       PERIOD     RETURN***    (000'S)     ASSETS(2)          ASSETS(2)     TURNOVER
----------  ------------------------------------------------------------------------------
                                   Mid Cap Growth Portfolio Class 2
10/16/00-
3/31/01     $ 9.33      (24.91)%    $ 7,499       1.30%#@            (0.68)%#@       68%
3/31/02      10.05        7.72       33,843       1.30               (0.86)          70
3/31/03       7.65      (23.88)      32,110       1.30               (0.86)         117
                                   Mid Cap Value Portfolio Class 2
10/16/00-
3/31/01     $12.15       12.13%     $ 7,358       1.30%#              0.99%#         62%
3/31/02      13.40       17.13       46,746       1.30                0.69           59
3/31/03      10.59      (19.73)      46,557       1.30(1)             0.83(1)        61
                                     Small Cap Portfolio Class 2
10/16/00-
3/31/01     $ 8.02      (20.76)%    $ 4,578       1.30%#             (0.08)%#       138%
3/31/02       8.34        3.99       29,363       1.30               (0.45)         101
3/31/03       5.99      (28.18)      28,013       1.30               (0.52)          91


----------------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance company. If such expenses had been included, total return would have been lower.

 # Annualized


 @ The ratios reflect an expense cap of 1.30% which are net of custody credits of (0.01%) or waivers/reimbursements if applicable



(1) The ratios reflect an expense ratio, which includes advisory fee recoupment which increased the net expense ratio and decreased the net investment income ratio for the Mid Cap Value Portfolio by 0.01%.


(2) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                        EXPENSES
                                                    ------------------------------------------------
                                                    3/31/99#   3/31/00   3/31/01   3/31/02   3/31/03
                                                    --------   -------   -------   -------   -------
   Mid Cap Growth Portfolio.......................      --%       --%     1.62%#    1.42%     1.43%
   Mid Cap Value Portfolio........................      --        --      1.64#     1.42      1.30
   Small Cap Portfolio............................      --        --      1.84#     1.56      1.48

                                                         NET INVESTMENT INCOME (LOSS)
                                                    --------------------------------------
                                                    3/31/99#   3/31/00   3/31/01   3/31/02   3/31/03
                                                    --------   -------   -------   -------   -------
   Mid Cap Growth Portfolio.......................      --%        --%    (1.00)%#  (0.98)%   (0.98)%
   Mid Cap Value Portfolio........................      --         --      0.65#     0.57      0.83
   Small Cap Portfolio............................      --         --     (0.62)#   (0.71)    (0.70)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                      DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                   DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM     FROM NET     REALIZED
              BEGINNING     INCOME     GAIN(LOSS) ON    INVESTMENT    INVESTMENT     GAIN ON
PERIOD ENDED  OF PERIOD   (LOSS)*/**    INVESTMENTS*    OPERATIONS*     INCOME     INVESTMENTS
----------------------------------------------------------------------------------------------

                                   International Equity Portfolio Class 2

10/16/00-
3/31/01        $10.77       $ 0.02         $(2.02)        $(2.00)       $   --       $(0.47)
3/31/02          8.30         0.01          (0.91)         (0.90)           --        (0.05)
3/31/03          7.35         0.02          (2.24)         (2.22)        (0.01)          --

                                 Diversified Fixed Income Portfolio Class 2

10/16/00-
3/31/01        $ 9.99       $ 0.24         $ 0.21         $ 0.45        $(0.57)      $   --
3/31/02          9.87         0.40          (0.24)          0.16         (0.28)          --
3/31/03          9.75         0.32           0.65           0.97         (0.04)          --

                                     Cash Management Portfolio Class 2

10/16/00-
3/31/01        $10.56       $ 0.18         $ 0.07         $ 0.25        $(0.11)      $   --
3/31/02         10.70         0.21           0.03           0.24         (0.05)          --
3/31/03         10.89         0.07             --           0.07         (0.14)          --

                                                                RATIO OF
                NET                   NET                          NET
               ASSET                ASSETS      RATIO OF       INVESTMENT
               VALUE                END OF     EXPENSES TO      INCOME TO
              END OF      TOTAL     PERIOD       AVERAGE         AVERAGE      PORTFOLIO
PERIOD ENDED  PERIOD    RETURN***   (000'S)   NET ASSETS(3)   NET ASSETS(3)   TURNOVER
------------  -------------------------------------------------------------------------
                               International Equity Portfolio Class 2
10/16/00-
3/31/01       $ 8.30     (19.33)%   $ 5,223       1.45%#           0.36%#         26%
3/31/02         7.35     (10.86)     18,895       1.45             0.12           72
3/31/03         5.12     (30.17)     22,167       1.45             0.31           53
                             Diversified Fixed Income Portfolio Class 2
10/16/00-
3/31/01       $ 9.87       4.71%    $ 6,655       1.15%#@          5.84%#@        27%
3/31/02         9.75       1.57      48,365       1.15             4.10           44
3/31/03        10.68      10.00     135,818       1.15(2)          3.25(2)        60
                                  Cash Management Portfolio Class 2
10/16/00-
3/31/01       $10.70       2.40%    $10,424       1.00%#           4.52%#         --
3/31/02        10.89       2.27      34,724       1.00(1)          1.91(1)        --
3/31/03        10.82       0.66      56,597       1.00(2)          0.67(2)        --


----------------------------------------

 * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.

 # Annualized


 @ The ratios reflect an expense cap of 1.15% which are net of custody credits of (0.01%) or waivers/reimbursements if applicable



(1) The ratios reflect an expense cap of 1.00% which includes advisory fee recoupment which increased the expense ratio and decreased the net investment income ratio by 0.03%.



(2) The ratios reflect an expense ratio which includes advisory fee recoupment which increased the net expense ratio and decreased the net investment income ratio for the Diversified Fixed Income Portfolio by 0.09% and for the Cash Management Portfolio by 0.10%.



(3) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                   EXPENSES
                              --------------------------------------------------
                              3/31/99#   3/31/00   3/31/01    3/31/02   3/31/03
                              --------   -------   --------   -------   --------
   International Equity
     Portfolio..............      --%       --%      2.46%#    2.20%      1.91%
   Diversified Fixed Income
     Portfolio..............      --        --       1.66#     1.25       1.15
   Cash Management
     Portfolio..............      --        --       1.80#     1.00       1.01

                                         NET INVESTMENT INCOME (LOSS)
                              --------------------------------------------------
                              3/31/99#   3/31/00   3/31/01    3/31/02   3/31/03
                              --------   -------   --------   -------   --------
   International Equity
     Portfolio..............      --%        --%    (0.65)%#   (0.63)%   (0.15)%
   Diversified Fixed Income
     Portfolio..............      --         --      5.23#      4.00      3.25
   Cash Management
     Portfolio..............      --         --      3.72#      1.91      0.66

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                         NET
                                      REALIZED &                  DIVIDENDS       DIVIDENDS
            NET ASSET      NET        UNREALIZED                   DECLARED       FROM NET
              VALUE     INVESTMENT    GAIN(LOSS)    TOTAL FROM     FROM NET       REALIZED
PERIOD      BEGINNING     INCOME          ON        INVESTMENT    INVESTMENT       GAIN ON
ENDED       OF PERIOD   (LOSS)*/**   INVESTMENTS*   OPERATIONS*     INCOME       INVESTMENTS
--------------------------------------------------------------------------------------------

                                     Focus Growth Portfolio Class 2
10/16/00-
3/31/01      $ 8.93       $   --        $(1.74)       $(1.74)       $   --         $   --
3/31/02        7.19        (0.06)        (0.08)        (0.14)           --             --
3/31/03        7.05        (0.03)        (1.55)        (1.58)           --             --

                                    Focus TechNet Portfolio Class 2

12/29/00-
3/31/01      $10.00       $(0.01)       $(4.27)       $(4.28)       $   --         $   --
3/31/02        5.72        (0.09)        (1.22)        (1.31)           --             --
3/31/03        4.41        (0.04)        (1.53)        (1.57)           --             --

                               Focus Growth and Income Portfolio Class 2

12/29/00-
3/31/01      $10.00       $ 0.01        $(1.58)       $(1.57)       $   --         $   --
3/31/02        8.43        (0.03)        (0.08)        (0.11)           --             --
3/31/03        8.32        (0.03)        (1.51)        (1.54)           --             --

                                          Focus Value Class 2

10/1/01-
03/31/02     $10.00       $(0.01)       $ 1.80        $ 1.79        $   --         $(0.11)
3/31/03       11.68         0.07         (2.63)        (2.56)        (0.10)(2)      (0.25)

                                                           RATIO OF
                                                              NET
              NET                   NET      RATIO OF     INVESTMENT
             ASSET                ASSETS    EXPENSES TO    INCOME TO
             VALUE                END OF      AVERAGE       AVERAGE
PERIOD      END OF      TOTAL     PERIOD        NET           NET       PORTFOLIO
ENDED       PERIOD    RETURN***   (000'S)    ASSETS(1)     ASSETS(1)    TURNOVER
----------  ---------------------------------------------------------------------
                               Focus Growth Portfolio Class 2
10/16/00-
3/31/01     $ 7.19     (19.48)%   $10,972      1.45%#++       0.06%#++     195%
3/31/02       7.05      (1.95)     33,720      1.45          (0.78)        189
3/31/03       5.47     (22.41)     33,763      1.45          (0.59)        143
                               Focus TechNet Portfolio Class 2
12/29/00-
3/31/01     $ 5.72     (42.80)%   $ 5,860      1.65%#++      (0.51)%#++    160%
3/31/02       4.41     (22.90)     12,522      1.65@         (1.22)@       357
3/31/03       2.84     (35.60)     11,585      1.65          (1.46)        253
                          Focus Growth and Income Portfolio Class 2
12/29/00-
3/31/01     $ 8.43     (15.70)%   $ 6,435      1.45%#++       0.28%#++      71%
3/31/02       8.32      (1.25)     21,393      1.45@         (0.37)@       187
3/31/03       6.78     (18.51)     19,142      1.45          (0.37)        180
                                     Focus Value Class 2
10/1/01-
03/31/02    $11.68      17.90%    $19,589      1.45%#@       (0.27)%#@      81%
3/31/03       8.77     (22.00)     19,105      1.45           0.71         190


----------------------------------------

   * Calculated based upon average shares outstanding

  ** After fee waivers and expense reimbursements by the investment adviser

 *** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.

  # Annualized


   ++ The ratios reflect an expense cap of 1.45%, 1.65%, and 1.45% for the Focus Growth Class 2, Focus TechNet Class 2 and Focus Growth and Income Class 2, respectively, which are net of custody credits of (0.02%), (0.21%), and (0.20%), respectively, or waivers/reimbursements if applicable.


  @ The ratios reflect an expense cap of 1.65%, 1.45% and 1.45% for the Focus TechNet Class 2, Focus Growth and Income Class 2, and Focus Value Class 2, respectively which are net of custody credits of 0.01%.

 (1) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:





                                                 EXPENSES                     NET INVESTMENT INCOME (LOSS)
                                     --------------------------------    --------------------------------------
                                     3/31/01#    3/31/02     3/31/03      3/31/01#      3/31/02       3/31/03
                                     --------    --------    --------    ----------    ----------    ----------
     Focus Growth Portfolio........    1.90%       1.66%       1.64%       (0.39)%       (0.99)%       (0.77)%
     Focus TechNet Portfolio.......    3.81        2.97        3.36        (2.67)        (2.54)        (3.16)
     Focus Growth and Income
       Portfolio...................    4.35        2.47        2.13        (2.62)        (1.40)        (1.05)
     Focus Value Portfolio.........      --        2.54#       2.18           --         (1.36)#       (0.02)



 (2) Includes a tax return of capital of $0.03 per share.

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

     The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Portfolios by contacting:

           AIG SunAmerica Assurance Insurance Company
           Annuity Service Center
           P.O. Box 54299
           Los Angeles, California 90054-0299
           1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

--------------------------------------------------------------------------------
                                   PROSPECTUS

                                 July 29, 2003

--------------------------------------------------------------------------------

                                     (LOGO)
                              SEASONS SERIES TRUST
                                (Class 3 Shares)

-   MULTI-MANAGED GROWTH PORTFOLIO
-   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
-   MULTI-MANAGED INCOME/EQUITY PORTFOLIO
-   MULTI-MANAGED INCOME PORTFOLIO
-   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
-   FOCUS GROWTH PORTFOLIO
-   FOCUS TECHNET PORTFOLIO
-   FOCUS GROWTH AND INCOME PORTFOLIO
-   FOCUS VALUE PORTFOLIO
-   STOCK PORTFOLIO
-   LARGE CAP GROWTH PORTFOLIO
-   LARGE CAP COMPOSITE PORTFOLIO
-   LARGE CAP VALUE PORTFOLIO
-   MID CAP GROWTH PORTFOLIO
-   MID CAP VALUE PORTFOLIO
-   SMALL CAP PORTFOLIO
-   INTERNATIONAL EQUITY PORTFOLIO
-   DIVERSIFIED FIXED INCOME PORTFOLIO
-   CASH MANAGEMENT PORTFOLIO

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


TRUST HIGHLIGHTS......................................................      3
           Q&A........................................................      3

EXPENSE SUMMARY.......................................................     30

MORE INFORMATION ABOUT THE PORTFOLIOS.................................     33
           Investment Strategies......................................     33
           Additional Information about the Seasons Portfolios........     33

GLOSSARY..............................................................     40
           Investment Terminology.....................................     40
           About the Indices..........................................     42
           Risk Terminology...........................................     43

MANAGEMENT............................................................     46
           Investment Adviser and Manager.............................     46
           Information about the Subadvisers..........................     47
           Portfolio Management.......................................     50
           Custodian, Transfer and Dividend Paying Agent..............     64

ACCOUNT INFORMATION...................................................     65
           Service Fees...............................................     65
           Transaction Policies.......................................     65
           Dividend Policies and Taxes................................     66

FINANCIAL HIGHLIGHTS..................................................     67

FOR MORE INFORMATION..................................................     74

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Seasons Series Trust (the "Trust") and to provide you with information about the Trust's 19 separate investment series ("Portfolios") and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 33, and the glossary that follows on page 40.



Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies (the "Life Insurance Companies") affiliated with AIG SunAmerica Asset Management Corp.
("SunAmerica"), the investment adviser and manager.



SIX OF THE PORTFOLIOS, MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO, MULTI-MANAGED INCOME PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND STOCK PORTFOLIO, WHICH WE CALL THE "SEASONS PORTFOLIOS" ARE AVAILABLE ONLY THROUGH THE SELECTION OF ONE OF FOUR VARIABLE INVESTMENT "STRATEGIES" DESCRIBED IN THE VARIABLE CONTRACTS PROSPECTUS. YOU SHOULD BE AWARE THAT IF YOU SELECT A "STRATEGY" YOU WILL NOT INVEST DIRECTLY IN ONE OF THE PORTFOLIOS. INSTEAD, EACH STRATEGY INVESTS IN THREE OF THE SIX SEASONS PORTFOLIOS AND THE ALLOCATION OF ASSETS AMONG THE PORTFOLIOS WILL VARY DEPENDING ON THE OBJECTIVE OF THE STRATEGY.



THIRTEEN OF THE PORTFOLIOS, WHICH WE WILL CALL THE "SEASONS SELECT PORTFOLIOS" AND THE "SEASONS FOCUSED PORTFOLIOS," ARE AVAILABLE AS VARIABLE INVESTMENT OPTIONS UNDER VARIABLE CONTRACTS OFFERED BY THE LIFE INSURANCE COMPANIES.


                                     Q&A

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                               SEASONS PORTFOLIOS


 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  MULTI-MANAGED GROWTH     long-term growth of       asset allocation through
  PORTFOLIO                capital                   Managed Components
 ----------------------------------------------------------------------------
  MULTI-MANAGED MODERATE   long-term growth of       asset allocation through
  GROWTH PORTFOLIO         capital, with capital     Managed Components
                           preservation as a
                           secondary objective
 ----------------------------------------------------------------------------
  MULTI-MANAGED            conservation of           asset allocation through
  INCOME/EQUITY PORTFOLIO  principal while           Managed Components
                           maintaining some
                           potential for long-term
                           growth of capital
 ----------------------------------------------------------------------------
  MULTI-MANAGED INCOME     capital preservation      asset allocation through
  PORTFOLIO                                          Managed Components
 ----------------------------------------------------------------------------
  ASSET ALLOCATION:        capital appreciation      investment primarily
  DIVERSIFIED GROWTH                                 through a strategic
  PORTFOLIO                                          allocation of
                                                     approximately 80% (with
                                                     a range of 65-95%) of
                                                     its assets to equity
                                                     securities and
                                                     approximately 20% (with
                                                     a range of 5-35%) of its
                                                     assets to fixed income
                                                     securities
 ----------------------------------------------------------------------------
  STOCK PORTFOLIO          long-term capital         under normal
                           appreciation, with a      circumstances, invests
                           secondary objective of    at least 80% of net
                           increasing dividend       assets in common stocks
                           income
 ----------------------------------------------------------------------------




MANAGED COMPONENTS -- the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio's investment objective. See "Managed Components" on page 4.



CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.


INCOME is interest payments from bonds or dividends from stocks.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.



"NET ASSETS" will take into account any borrowing for investment purposes.

Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS ("Multi-Managed Seasons Portfolios") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by a separate Manager and each with its own investment strategy. The three Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC ("Janus") and Wellington Management Company, LLP ("Wellington Management"). The four current Managed Components are AGGRESSIVE GROWTH/ SUNAMERICA, GROWTH/JANUS, BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio. The term "Manager" means either SunAmerica, the Investment Adviser to the Trust, or the other registered investment advisers that serve as Subadvisers to the Trust, as the case may be.



Although each Multi-Managed Seasons Portfolio has a distinct investment objective and allocates its assets in varying percentages among the Managed Components in furtherance of that objective, the Managed Component(s) are managed in the same general manner regardless of the objective of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the BALANCED/SUNAMERICA component under normal market conditions will vary depending on the objective of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.



--------------------------------------------------------------------------------------------------
                                        MANAGED COMPONENTS
--------------------------------------------------------------------------------------------------
                                       AGGRESSIVE                               FIXED INCOME
              PORTFOLIO                  GROWTH        GROWTH      BALANCED      COMPONENT/
                                       COMPONENT/    COMPONENT/   COMPONENT/     WELLINGTON
                                       SUNAMERICA      JANUS      SUNAMERICA     MANAGEMENT
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED GROWTH PORTFOLIO            20%           40%          20%            20%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                                 18%           28%          18%            36%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                                  0%           18%          28%            54%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME PORTFOLIO             0%            8%          17%            75%
--------------------------------------------------------------------------------------------------


Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

A "GROWTH" ORIENTED PHILOSOPHY -- investing in securities believed to offer the potential for long-term growth of capital -- focuses on securities considered to have a historical record of above-average earnings growth, significant growth potential for earnings growth, above-average earnings growth or the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.




A "VALUE" ORIENTED PHILOSOPHY -- investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.


MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.



For specific market capitalization ranges, see page 40.


The following chart shows the investment goal and strategy of each of the Seasons Select Portfolios.

                           SEASONS SELECT PORTFOLIOS


 ------------------------------------------------------------------------
                                                    PRINCIPAL INVESTMENT
        PORTFOLIO             INVESTMENT GOAL             STRATEGY
 ------------------------------------------------------------------------
  LARGE CAP GROWTH         long-term growth of     under normal
  PORTFOLIO                capital                 circumstances, invests
                                                   at least 80% of net
                                                   assets in equity
                                                   securities of large
                                                   companies selected
                                                   through a growth
                                                   strategy
 ------------------------------------------------------------------------
  LARGE CAP COMPOSITE      long-term growth of     under normal
  PORTFOLIO                capital and growth of   circumstances, invests
                           dividend income         at least 80% of net
                                                   assets in equity
                                                   securities of large
                                                   companies that offer
                                                   the potential for
                                                   long-term growth of
                                                   capital or dividends
 ------------------------------------------------------------------------
  LARGE CAP VALUE          long-term growth of     under normal
  PORTFOLIO                capital                 circumstances, invests
                                                   at least 80% of net
                                                   assets in equity
                                                   securities of large
                                                   companies selected
                                                   through a value
                                                   strategy
 ------------------------------------------------------------------------
  MID CAP GROWTH           long-term growth of     under normal
  PORTFOLIO                capital                 circumstances, invests
                                                   at least 80% of net
                                                   assets in equity
                                                   securities of
                                                   medium-sized companies
                                                   selected through a
                                                   growth strategy
 ------------------------------------------------------------------------
  MID CAP VALUE PORTFOLIO  long-term growth of     under normal
                           capital                 circumstances, invests
                                                   at least 80% of net
                                                   assets in equity
                                                   securities of
                                                   medium-sized companies
                                                   selected through a
                                                   value strategy
 ------------------------------------------------------------------------
  SMALL CAP PORTFOLIO      long-term growth of     under normal
                           capital                 circumstances, invests
                                                   at least 80% of net
                                                   assets in equity
                                                   securities of small
                                                   companies
 ------------------------------------------------------------------------

                           SEASONS SELECT PORTFOLIOS


 ------------------------------------------------------------------------
                                                    PRINCIPAL INVESTMENT
        PORTFOLIO             INVESTMENT GOAL             STRATEGY
 ------------------------------------------------------------------------
  INTERNATIONAL EQUITY     long-term growth of     under normal
  PORTFOLIO                capital                 circumstances, invests
                                                   at least 80% of net
                                                   assets in equity
                                                   securities of issuers
                                                   in at least three
                                                   countries other than
                                                   the U.S.
 ------------------------------------------------------------------------
  DIVERSIFIED FIXED        relatively high         under normal
  INCOME PORTFOLIO         current income and      circumstances, invests
                           secondarily capital     at least 80% of net
                           appreciation            assets in fixed income
                                                   securities, including
                                                   U.S. and foreign
                                                   government securities,
                                                   mortgage-backed
                                                   securities, investment
                                                   grade debt securities,
                                                   and high yield/high
                                                   risk bonds ("junk
                                                   bonds")
 ------------------------------------------------------------------------
  CASH MANAGEMENT          high current yield      invests in a
  PORTFOLIO                while preserving        diversified selection
                           capital                 of money market
                                                   instruments
 ------------------------------------------------------------------------

A "FOCUS" STRATEGY -- one in which a Manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolios will invest in up to 10 securities, and each of these Portfolios will hold up to a total of 30 securities. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Portfolio.


ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of securities to achieve its investment goal.

The following chart shows the investment goal and strategy of each of the Seasons Focused Portfolios.

                           SEASONS FOCUSED PORTFOLIOS


 ------------------------------------------------------------------------
        PORTFOLIO             INVESTMENT GOAL             STRATEGY
 ------------------------------------------------------------------------
  FOCUS GROWTH PORTFOLIO   long-term growth of     active trading of
                           capital                 equity securities of
                                                   large-cap companies
                                                   that offer the
                                                   potential for
                                                   long-term growth of
                                                   capital. Under normal
                                                   circumstances, at
                                                   least 80% of net
                                                   assets will be
                                                   invested in large-cap
                                                   companies.
 ------------------------------------------------------------------------
  FOCUS TECHNET PORTFOLIO  long-term growth of     active trading of
                           capital                 equity securities of
                                                   companies that
                                                   demonstrate the
                                                   potential for
                                                   long-term growth of
                                                   capital and that the
                                                   Managers believe will
                                                   benefit significantly
                                                   from technological
                                                   advances or
                                                   improvements, without
                                                   regard to market
                                                   capitalization. Under
                                                   normal circumstances,
                                                   at least 80% of net
                                                   assets will be
                                                   invested in such
                                                   securities.
 ------------------------------------------------------------------------
  FOCUS GROWTH AND INCOME  long-term growth of     active trading of
  PORTFOLIO                capital and current     equity securities
                           income                  selected to achieve a
                                                   blend of growth
                                                   companies, value
                                                   companies and
                                                   companies that the
                                                   Managers believe have
                                                   elements of growth and
                                                   value, issued by
                                                   large-cap companies
                                                   including those that
                                                   offer the potential
                                                   for a reasonable level
                                                   of current income.
                                                   Each Manager may
                                                   emphasize either a
                                                   growth orientation or
                                                   a value orientation at
                                                   any particular time.
 ------------------------------------------------------------------------
  FOCUS VALUE PORTFOLIO    long-term growth of     active trading of
                           capital                 equity securities
                                                   selected on the basis
                                                   of value criteria,
                                                   without regard to
                                                   market capitalization
 ------------------------------------------------------------------------


Each Seasons Select Portfolio except the CASH MANAGEMENT PORTFOLIO, is managed by several separate Managers, and we call these Portfolios the "Multi-Managed Seasons Select Portfolios." Each Multi-Managed Seasons Select Portfolio offers you access to at least three different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. To balance the risks of an actively managed portfolio, each Multi-Managed Seasons Select Portfolio includes a passively-managed index component, currently managed by AIG Global Investment Corp. ("AIGGIC") that seeks to track a target index or a subset of an index.

The Seasons Focused Portfolios offer you access to several different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.


SunAmerica initially allocated the assets of each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio among the Managers for a Portfolio in a manner designed to maximize investment efficiency. SunAmerica allocates new cash from share purchases over redemption requests equally among the Managers, unless SunAmerica determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio to determine the extent to which the portion of assets managed by a Manager differs from that portion managed by any other Manager of the Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will then re-allocate cash flows among the Managers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio's asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Multi-Managed Seasons Select Portfolio or Seasons Focused Portfolio among Managers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Manager to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Manager to a portion of the Portfolio with a relatively lower total return.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?


A: The following section describes the principal risks of each Portfolio. The charts beginning on page 34 also describe various additional risks.


     Risks of Investing in Equity Securities


     The MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, LARGE CAP VALUE, MID CAP GROWTH, MID CAP VALUE, SMALL CAP, INTERNATIONAL EQUITY, FOCUS GROWTH, FOCUS TECHNET, FOCUS GROWTH AND INCOME and FOCUS VALUE PORTFOLIOS invest primarily in equity securities. In addition, the MULTI-MANAGED INCOME/EQUITY PORTFOLIO invests significantly in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, MID CAP GROWTH, SMALL CAP, FOCUS GROWTH, FOCUS GROWTH AND INCOME and FOCUS TECHNET PORTFOLIOS. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally.

     Risks of Indexing


     A component of the following portfolios is managed to track the performance of an index: LARGE CAP GROWTH PORTFOLIO, LARGE CAP COMPOSITE PORTFOLIO, LARGE CAP VALUE PORTFOLIO, MID CAP GROWTH PORTFOLIO, MID CAP VALUE PORTFOLIO, SMALL CAP PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO AND DIVERSIFIED FIXED INCOME PORTFOLIO. The Manager of such components, AIGGIC, may endeavor to track the index by purchasing every stock included in the index in the same proportions. Or, in the alternative, the Manager may invest in a sampling of index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the index. If this component of such Portfolio does not adequately track the characteristics of the index, it is likely that the performance of this component will not be similar to the performance of the index and, therefore, may have an impact on the overall performance of the Portfolio. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, raising funds to meet redemptions or rebalancing the portfolio, even if there are adverse developments concerning a particular security, company or industry.


     Risks of Investing in Technology Companies


     The FOCUS TECHNET PORTFOLIO invests at least 80% of net assets in securities of companies that the Managers believe will benefit significantly from technological advances or improvements ("technology companies"). Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of the Portfolio may be considerably more volatile than those of a fund that does not invest in technology companies.


     Risks of Investing in Bonds

     The MULTI-MANAGED INCOME/EQUITY, MULTI-MANAGED INCOME and DIVERSIFIED FIXED INCOME PORTFOLIOS invest primarily in bonds. In addition, the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS each invests significantly in bonds. As a result, as with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

     Risks of Investing in Junk Bonds

     Each of the Portfolios except the STOCK, MID CAP GROWTH and CASH MANAGEMENT PORTFOLIOS may invest in varying degrees in high yield/high risk securities, also known as "junk bonds," which are considered speculative. While the Managers try to diversify a Portfolio and try to engage in a credit analysis of each junk bond issuer in which a Portfolio invests, junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for shareholders.

     Risks of Investing in Money Market Securities

     While an investment in the CASH MANAGEMENT PORTFOLIO should present the least market risk of any of the Portfolios since it invests only in high-quality short-term debt obligations, you should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risks that the value of its investments may be affected by changes in interest rates. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value of $1.00.

     Risks of Investing Internationally

     All Portfolios except the CASH MANAGEMENT PORTFOLIO may invest in foreign securities. The INTERNATIONAL EQUITY PORTFOLIO invests at least 80% of its net assets in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

     Risks of Investing in Smaller Companies

     All Portfolios except the DIVERSIFIED FIXED INCOME and CASH MANAGEMENT PORTFOLIOS may invest in equity securities of smaller companies. The SMALL CAP PORTFOLIO invests at least 80% of net assets in equity securities of smaller companies. Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET
     ALLOCATION: DIVERSIFIED GROWTH and SMALL CAP PORTFOLIOS.

     Risks of Investing in "Non-Diversified" Portfolios

     Each Portfolio except for the ASSET ALLOCATION: DIVERSIFIED GROWTH, STOCK, DIVERSIFIED FIXED INCOME, and CASH MANAGEMENT PORTFOLIOS is "non-diversified," which means that each can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

     Additional Principal Risks

     Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE SEASONS PORTFOLIOS PERFORMED HISTORICALLY?


A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and by comparing each Portfolio's average annual returns with those of an appropriate market index. Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the following Risk/Return Bar Charts and Tables are for Class 1 (formerly Class A) or Class 2 (formerly Class B) shares. The annual returns of the Class 3 shares would differ from those of the Class 1 or Class 2 shares only to the extent that Class 3 shares are subject to higher service fees than Class 2 shares, while Class 1 shares are not subject to service fees. Fees and expenses incurred at the contract level are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

--------------------------------------------------------------------------------

                         MULTI-MANAGED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)*
                                                              ----------

1998........................................................     31.45%

1999........................................................     55.76%

2000........................................................    -10.38%

2001........................................................    -20.01%

2002........................................................    -18.52%


During the period shown in the bar chart, the highest return for a quarter was 31.19% (quarter ended 12/31/99) and the lowest return for a quarter was -16.31% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 11.74%.

--------------------------------------------------------------------------------


             AVERAGE ANNUAL TOTAL RETURNS                   PAST         PAST       RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)       ONE YEAR    FIVE YEARS    INCEPTION(5)
------------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio Class 1                   -18.52%        3.64%          6.45%
------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                            -22.10%       -0.58%          4.19%
------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                   10.26%        7.54%          8.32%
------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                 -20.48%       -1.36%         -0.47%
------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                               -12.97%        2.12%          5.76%
------------------------------------------------------------------------------------------------


* Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the bar chart and table are for Class 1 shares. Class 3 shares would have had substantially similar annual returns as those shown for Class 1 shares because those shares are invested in the same portfolio of securities as the Class 1 shares. The annual returns of the Class 3 shares would differ from those of the Class 1 shares only to the extent that Class 3 shares are subject to service fees while Class 1 shares are not. If these fees were reflected, returns of the Class 3 shares would be less than those shown.

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.


(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.


(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.


(4) The Blended Benchmark Index consists of 51% S&P 500(R), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index, and 2% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.

(5) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)*
                                                              ----------

1998........................................................     25.07%

1999........................................................     41.32%

2000........................................................     -5.39%

2001........................................................    -14.40%

2002........................................................    -13.21%


During the period shown in the bar chart, the highest return for a quarter was 24.57% (quarter ended 12/31/99) and the lowest return for a quarter was -12.03% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 10.21%.

--------------------------------------------------------------------------------


             AVERAGE ANNUAL TOTAL RETURNS                   PAST         PAST       RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)       ONE YEAR    FIVE YEARS    INCEPTION(5)
------------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class 1          -13.21%        4.43%          6.85%
------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                            -22.10%       -0.58%          4.19%
------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                   10.26%        7.54%          8.32%
------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                 -20.48%       -1.36%         -0.47%
------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                -8.21%        3.43%          6.46%
------------------------------------------------------------------------------------------------


* Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the bar chart and table are for Class 1 shares. Class 3 shares would have had substantially similar annual returns as those shown for Class 1 shares because those shares are invested in the same portfolio of securities as the Class 1 shares. The annual returns of the Class 3 shares would differ from those of the Class 1 shares only to the extent that Class 3 shares are subject to service fees while Class 1 shares are not. If these fees were reflected, returns of the Class 3 shares would be less than those shown.

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.


(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.


(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.


(4) The Blended Benchmark Index consists of 37.9% S&P 500(R), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000(R) Index, and 1.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.

(5) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)*
                                                              ----------

1998........................................................    19.13%

1999........................................................    17.31%

2000........................................................     1.20%

2001........................................................    -4.81%

2002........................................................    -4.75%


During the period shown in the bar chart, the highest return for a quarter was 10.80% (quarter ended 12/31/99) and the lowest return for a quarter was -5.32% (quarter ended 03/31/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 7.74%.

--------------------------------------------------------------------------------


            AVERAGE ANNUAL TOTAL RETURNS                   PAST         PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)      ONE YEAR    FIVE YEARS       INCEPTION(4)
--------------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio Class 1            -4.75%        5.10%                6.89%
--------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                           -22.10%       -0.58%                4.19%
--------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                  10.26%        7.54%                8.32%
--------------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                               -1.38%        5.14%                7.27%
--------------------------------------------------------------------------------------------------


* Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the bar chart and table are for Class 1 shares. Class 3 shares would have had substantially similar annual returns as those shown for Class 1 shares because those shares are invested in the same portfolio of securities as the Class 1 shares. The annual returns of the Class 3 shares would differ from those of the Class 1 shares only to the extent that Class 3 shares are subject to service fees while Class 1 shares are not. If these fees were reflected, returns of the Class 3 shares would be less than those shown.

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.


(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.


(3) The Blended Benchmark Index consists of 33.4% S&P 500(R), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills.

(4) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                         MULTI-MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)*
                                                              ----------

1998........................................................    13.58%

1999........................................................     6.99%

2000........................................................     5.71%

2001........................................................     0.66%

2002........................................................     1.59%


During the period shown in the bar chart, the highest return for a quarter was 5.31% (quarter ended 12/31/99) and the lowest return for a quarter was -1.19% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 6.64%.

--------------------------------------------------------------------------------


            AVERAGE ANNUAL TOTAL RETURNS                   PAST         PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)      ONE YEAR    FIVE YEARS       INCEPTION(4)
--------------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio Class 1                    1.59%        5.61%             7.05%
--------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                           -22.10%       -0.58%             4.19%
--------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                  10.26%        7.54%             8.32%
--------------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                                4.11%        6.33%             7.82%
--------------------------------------------------------------------------------------------------


* Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the bar chart and table are for Class 1 shares. Class 3 shares would have had substantially similar annual returns as those shown for Class 1 shares because those shares are invested in the same portfolio of securities as the Class 1 shares. The annual returns of the Class 3 shares would differ from those of the Class 1 shares only to the extent that Class 3 shares are subject to service fees while Class 1 shares are not. If these fees were reflected, returns of the Class 3 shares would be less than those shown.

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.


(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.


(3) The Blended Benchmark Index consists of 17.35% S&P 500(R), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.

(4) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)*
                                                              ----------

1998........................................................     13.43%

1999........................................................     18.79%

2000........................................................     -4.90%

2001........................................................    -10.97%

2002........................................................    -16.56%


During the period shown in the bar chart, the highest return for a quarter was 15.54% (quarter ended 12/31/98) and the lowest return for a quarter was -15.03% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 8.39%.

--------------------------------------------------------------------------------


            AVERAGE ANNUAL TOTAL RETURNS                   PAST         PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)      ONE YEAR    FIVE YEARS       INCEPTION(5)
--------------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth Portfolio Class
   1                                                     -16.56%       -0.98%             1.19%
--------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                           -22.10%       -0.58%             4.19%
--------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                  10.26%        7.54%             8.32%
--------------------------------------------------------------------------------------------------
 MSCI EAFE Index(3)                                      -15.94%       -2.89%            -2.07%
--------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                              -14.75%        0.90%             3.40%
--------------------------------------------------------------------------------------------------


* Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the bar chart and table are for Class 1 shares. Class 3 shares would have had substantially similar annual returns as those shown for Class 1 shares because those shares are invested in the same portfolio of securities as the Class 1 shares. The annual returns of the Class 3 shares would differ from those of the Class 1 shares only to the extent that Class 3 shares are subject to service fees while Class 1 shares are not. If these fees were reflected, returns of the Class 3 shares would be less than those shown.

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.


(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.


(3) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets. During 1997 the MSCI EAFE Index performance was only available on a monthly basis.


(4) The Blended Benchmark Index consists of 60% S&P 500(R), 20% Lehman Brothers U.S. Aggregate Index, and 20% MSCI EAFE Index. The Blended Benchmark Index data given is based on information available as of April 30, 1997.

(5) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------


                             FOCUS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)*
                                                              ----------

2001........................................................    -11.41%

2002........................................................    -22.99%


During the period shown in the bar chart, the highest return for a quarter was 14.24% (quarter ended 12/31/01) and the lowest return for a quarter was -16.54% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 16.55%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Focus Growth Portfolio Class 1(1)                              -22.99%          -21.00%
-------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(2)                                -27.88%          -28.22%
-------------------------------------------------------------------------------------------
 S&P 500(R)(3)                                                  -22.10%          -16.93%
-------------------------------------------------------------------------------------------


* Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the bar chart and table are for Class 1 shares. Class 3 shares would have had substantially similar annual returns as those shown for Class 1 shares because those shares are invested in the same portfolio of securities as the Class 1 shares. The annual returns of the Class 3 shares would differ from those of the Class 1 shares only to the extent that Class 3 shares are subject to service fees while Class 1 shares are not. If these fees were reflected, returns of the Class 3 shares would be less than those shown.
(1) Effective October 1, 2002, Salomon Brothers Asset Management Inc. replaced Jennison Associates LLC as manager of a component of the portfolio.

(2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth value.


(3) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

(4) Inception date for Class 1 shares is July 5, 2000.

--------------------------------------------------------------------------------


                            FOCUS TECHNET PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS B)
                                                              ---------

2001........................................................   -50.40%

2002........................................................   -45.36%



During the period shown in the bar chart, the highest return for a quarter was 47.62% (quarter ended 12/31/01) and the lowest return for a quarter was -48.47% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 40.59%.

--------------------------------------------------------------------------------


                                                                                  RETURN
                AVERAGE ANNUAL TOTAL RETURNS                      PAST            SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Focus TechNet Portfolio Class 2**                              -45.36%         -47.85%
-------------------------------------------------------------------------------------------
 NASDAQ 100(R) Index(1)                                         -37.53%         -35.12%
-------------------------------------------------------------------------------------------


 * Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the bar chart and table are for Class 2 shares. Class 3 shares would have had substantially similar annual returns as those shown for Class 2 shares because those shares are invested in the same portfolio of securities as the Class 2 shares. The annual returns of the Class 3 shares would differ from those of the Class 2 shares only to the extent that Class 3 shares are subject to higher service fees than Class 2 shares. If these fees were reflected, returns of the Class 3 shares would be less than those shown.

**Effective March 4, 2003, Van Wagoner Capital Management, Inc. ("Van Wagoner") was terminated as a subadviser for a portion of the Focus TechNet Portfolio. Until a replacement for Van Wagoner is selected, SunAmerica, as investment adviser and manger, will monitor that portion of the Portfolio.


 (1) The NASDAQ(R) 100 is a widely recognized, unmanaged index of common stocks listed in the NASDAQ market.

 (2) Inception date for Class 2 shares is December 29, 2000.

--------------------------------------------------------------------------------

                       FOCUS GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -18.36%

2002........................................................   -17.16%


During the period shown in the bar chart, the highest return for a quarter was 8.86% (quarter ended 12/31/01) and the lowest return for a quarter was -17.89% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 19.38%.

--------------------------------------------------------------------------------


                                                                                  RETURN
                AVERAGE ANNUAL TOTAL RETURNS                      PAST            SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio Class 2(1)                   -17.16%         -17.72%
-------------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                  -22.10%         -17.15%
-------------------------------------------------------------------------------------------


* Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the bar chart and table are for Class 2 shares. Class 3 shares would have had substantially similar annual returns as those shown for Class 2 shares because those shares are invested in the same portfolio of securities as the Class 2 shares. The annual returns of the Class 3 shares would differ from those of the Class 2 shares only to the extent that Class 3 shares are subject to higher service fees than Class 2 shares. If these fees were reflected, returns of the Class 3 shares would be less than those shown.

(1) Effective October 1, 2001, an additional Manager, Harris Associates L.P., assumed management for a component of the Portfolio. Additionally, effective July 29, 2002, Thornburg Investment Management, Inc. replaced AIG SunAmerica Asset Management Corp. for another component of the Portfolio.

(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) Inception date for Class 2 shares is December 29, 2000.

--------------------------------------------------------------------------------


                             FOCUS VALUE PORTFOLIO

--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)*
                                                              ----------

2002........................................................    -20.88%


During the period shown in the bar chart, the highest return for a quarter was 10.61% (quarter ended 12/31/02) and the lowest return for a quarter was -18.07% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 19.26%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Focus Value Portfolio Class 2(1)                               -20.88%          -5.54%
-------------------------------------------------------------------------------------------
 Russell 1000(R) Value Index(2)                                 -15.52%          -7.50%
-------------------------------------------------------------------------------------------



* Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the bar chart and table are for Class 1 shares. Class 3 shares would have had substantially similar annual returns as those shown for Class 2 shares because those shares are invested in the same portfolio of securities as the Class 2 shares. The annual returns of the Class 3 shares would differ from those of the Class 2 shares only to the extent that Class 3 shares are subject to service fees while Class 2 shares are not. If these fees were reflected, returns of the Class 3 shares would be less than those shown.


(1)Effective June 16, 2003, J.P. Morgan Investment Management Inc. replaced Thornburg Investment Management, Inc. as manager of a component of the Portfolio.


(2) The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.


(3) Inception date for Class 2 shares is October 1, 2001.

--------------------------------------------------------------------------------


                                STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 1)*
                                                              ----------

1998........................................................    27.24%

1999........................................................    21.51%

2000........................................................    -0.56%

2001........................................................    -9.91%

2002........................................................   -23.11%



During the period shown in the bar chart, the highest return for a quarter was 22.80% (quarter ended 12/31/98) and the lowest return for a quarter was -15.32% (quarter ended 6/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 14.49%.

--------------------------------------------------------------------------------


            AVERAGE ANNUAL TOTAL RETURNS                   PAST         PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)      ONE YEAR    FIVE YEARS       INCEPTION(2)
--------------------------------------------------------------------------------------------------
 Stock Portfolio Class 1                                 -23.11%        1.27%             5.71%
--------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                           -22.10%       -0.58%             4.19%
--------------------------------------------------------------------------------------------------


* Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the bar chart and table are for Class 1 shares. Class 3 shares would have had substantially similar annual returns as those shown for Class 1 shares because those shares are invested in the same portfolio of securities as the Class 1 shares. The annual returns of the Class 3 shares would differ from those of the Class 1 shares only to the extent that Class 3 shares are subject to service fees while Class 1 shares are not. If these fees were reflected, returns of the Class 3 shares would be less than those shown.
(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                           LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)*
                                                              ----------
2000........................................................    -18.49%

2001........................................................    -19.61%

2002........................................................    -25.85%


During the period shown in the bar chart, the highest return for a quarter was 10.81% (quarter ended 12/31/01) and the lowest return for a quarter was -17.84% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 12.01%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio Class 1(1)                          -25.85%           -9.09%
-------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Growth Index(2)                               -23.59%           -10.30%
-------------------------------------------------------------------------------------------


* Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the bar chart and table are for Class 1 shares. Class 3 shares would have had substantially similar annual returns as those shown for Class 1 shares because those shares are invested in the same portfolio of securities as the Class 1 shares. The annual returns of the Class 3 shares would differ from those of the Class 1 shares only to the extent that Class 3 shares are subject to service fees while Class 1 shares are not. If these fees were reflected, returns of the Class 3 shares would be less than those shown.
(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.

(2) The S&P 500(R)/BARRA Growth and Value Indices are unmanaged and are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-price ratios; conversely, the growth index has firms with lower book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indices, the value and growth indices are capitalization-weighted, meaning that each stock is weighted in proportion to its market value.

(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                         LARGE CAP COMPOSITE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)*
                                                              ----------
2000........................................................     -6.87%

2001........................................................    -14.08%

2002........................................................    -23.44%


During the period shown in the bar chart, the highest return for a quarter was 12.17% (quarter ended 12/31/01) and the lowest return for a quarter was -16.14% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 10.73%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio Class 1(1)                       -23.44%           -6.80%
-------------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                  -22.10%           -7.26%
-------------------------------------------------------------------------------------------


* Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the bar chart and table are for Class 1 shares. Class 3 shares would have had substantially similar annual returns as those shown for Class 1 shares because those shares are invested in the same portfolio of securities as the Class 1 shares. The annual returns of the Class 3 shares would differ from those of the Class 1 shares only to the extent that Class 3 shares are subject to service fees while Class 1 shares are not. If these fees were reflected, returns of the Class 3 shares would be less than those shown.
(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                           LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 1)*
                                                              ----------
2000........................................................    13.06%

2001........................................................    -1.21%

2002........................................................   -21.09%



During the period shown in the bar chart, the highest return for a quarter was 9.22% (quarter ended 12/31/01) and the lowest return for a quarter was -19.47% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 11.65%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Large Cap Value Portfolio Class 1(1)                           -21.09%           -1.01%
-------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Value Index(2)                                -20.86%           -4.70%
-------------------------------------------------------------------------------------------


* Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the bar chart and table are for Class 1 shares. Class 3 shares would have had substantially similar annual returns as those shown for Class 1 shares because those shares are invested in the same portfolio of securities as the Class 1 shares. The annual returns of the Class 3 shares would differ from those of the Class 1 shares only to the extent that Class 3 shares are subject to service fees while Class 1 shares are not. If these fees were reflected, returns of the Class 3 shares would be less than those shown.
(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.

(2) The S&P 500(R)/BARRA Growth and Value Indices are unmanaged and are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-price ratios; conversely, the growth index has firms with lower book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indices, the value and growth indices are capitalization-weighted, meaning that each stock is weighted in proportion to its market value.

(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                            MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 1)*
                                                              ----------
2000........................................................     -2.53%

2001........................................................    -13.80%

2002........................................................    -23.46%



During the period shown in the bar chart, the highest return for a quarter was 22.83% (quarter ended 12/31/01) and the lowest return for a quarter was -24.38% (quarter ended 09/30/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 19.61%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio Class 1(1)                            -23.46%           -0.09%
-------------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(2)                              -27.41%           -6.21%
-------------------------------------------------------------------------------------------


* Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the bar chart and table are for Class 1 shares. Class 3 shares would have had substantially similar annual returns as those shown for Class 1 shares because those shares are invested in the same portfolio of securities as the Class 1 shares. The annual returns of the Class 3 shares would differ from those of the Class 1 shares only to the extent that Class 3 shares are subject to service fees while Class 1 shares are not. If these fees were reflected, returns of the Class 3 shares would be less than those shown.
(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.
(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                            MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 1)*
                                                              ----------
2000........................................................    34.48%
2001........................................................     7.20%
2002........................................................    -8.75%



During the period shown in the bar chart, the highest return for a quarter was 12.92% (quarter ended 12/31/01) and the lowest return for a quarter was -15.71% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 8.78%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio Class 1(1)                             -8.75%          8.56%
-------------------------------------------------------------------------------------------
 Russell Midcap(R) Value Index(2)                               -9.64%          3.30%
-------------------------------------------------------------------------------------------


* Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the bar chart and table are for Class 1 shares. Class 3 shares would have had substantially similar annual returns as those shown for Class 1 shares because those shares are invested in the same portfolio of securities as the Class 1 shares. The annual returns of the Class 3 shares would differ from those of the Class 1 shares only to the extent that Class 3 shares are subject to service fees while Class 1 shares are not. If these fees were reflected, returns of the Class 3 shares would be less than those shown.
(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.

(2) Russell Midcap(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                              SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)*
                                                              ----------
2000........................................................   -12.23%
2001........................................................   -12.24%
2002........................................................   -25.00%


During the period shown in the bar chart, the highest return for a quarter was 19.71% (quarter ended 12/31/01) and the lowest return for a quarter was -22.95% (quarter ended 09/30/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 15.71%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Small Cap Portfolio Class 1(1)                                 -25.00%          -5.87%
-------------------------------------------------------------------------------------------
 Russell 2000(R) Index(2)                                       -20.48%          -0.47%
-------------------------------------------------------------------------------------------


* Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the bar chart and table are for Class 1 shares. Class 3 shares would have had substantially similar annual returns as those shown for Class 1 shares because those shares are invested in the same portfolio of securities as the Class 1 shares. The annual returns of the Class 3 shares would differ from those of the Class 1 shares only to the extent that Class 3 shares are subject to service fees while Class 1 shares are not. If these fees were reflected, returns of the Class 3 shares would be less than those shown.
(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.

(2) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)*
                                                              ----------
2000........................................................   -17.82%
2001........................................................   -24.35%
2002........................................................   -23.82%


During the period shown in the bar chart, the highest return for a quarter was 5.80% (quarter ended 12/31/01) and the lowest return for a quarter was -22.48% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 7.30%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 International Equity Portfolio Class 1(1)                      -23.82%        -11.85%
-------------------------------------------------------------------------------------------
 MSCI EAFE Index(2)                                             -15.94%         -7.56%
-------------------------------------------------------------------------------------------


* Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the bar chart and table are for Class 1 shares. Class 3 shares would have had substantially similar annual returns as those shown for Class 1 shares because those shares are invested in the same portfolio of securities as the Class 1 shares. The annual returns of the Class 3 shares would differ from those of the Class 1 shares only to the extent that Class 3 shares are subject to service fees while Class 1 shares are not. If these fees were reflected, returns of the Class 3 shares would be less than those shown.
(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.

(2) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets.

(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                       DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 1)*
                                                              ----------
2000........................................................    8.26%
2001........................................................    4.68%
2002........................................................    8.67%



During the period shown in the bar chart, the highest return for a quarter was 4.47% (quarter ended 9/30/02) and the lowest return for a quarter was -0.71% (quarter ended 6/30/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 3.77%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio Class 1(1)                    8.67%          5.12%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                         10.26%          7.53%
-------------------------------------------------------------------------------------------


* Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the bar chart and table are for Class 1 shares. Class 3 shares would have had substantially similar annual returns as those shown for Class 1 shares because those shares are invested in the same portfolio of securities as the Class 1 shares. The annual returns of the Class 3 shares would differ from those of the Class 1 shares only to the extent that Class 3 shares are subject to service fees while Class 1 shares are not. If these fees were reflected, returns of the Class 3 shares would be less than those shown.
(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.

(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.


(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)*
                                                              ----------
2000........................................................    5.58%
2001........................................................    3.48%
2002........................................................    0.98%


During the period shown in the bar chart, the highest return for a quarter was 1.47% (quarter ended 12/31/00) and the lowest return for a quarter was 0.18% (quarter ended 3/31/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 0.18%.

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(1)
-------------------------------------------------------------------------------------------
 Cash Management Portfolio Class 1                               0.98%           3.59%
-------------------------------------------------------------------------------------------


* Since Class 3 shares have not been in existence for at least one full calendar year, the returns shown in the bar chart and table are for Class 1 shares. Class 3 shares would have had substantially similar annual returns as those shown for Class 1 shares because those shares are invested in the same portfolio of securities as the Class 1 shares. The annual returns of the Class 3 shares would differ from those of the Class 1 shares only to the extent that Class 3 shares are subject to service fees while Class 1 shares are not. If these fees were reflected, returns of the Class 3 shares would be less than those shown.
(1) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------



                                EXPENSE SUMMARY

--------------------------------------------------------------------------------


The table below describes the fees and expenses you may pay on Class 3 shares if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.



ANNUAL FUND OPERATING EXPENSES


(expenses that are deducted from Portfolio assets)



                                                                                    MULTI-MANAGED       MULTI-MANAGED
                                                             MULTI-MANAGED         MODERATE GROWTH      INCOME/EQUITY
                                                            GROWTH PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                          --------------------   -------------------   ---------------
                                                               CLASS 3(1)            CLASS 3(1)          CLASS 3(1)
                                                          --------------------   -------------------   ---------------
Management Fees.........................................         0.89%                  0.85%               0.81%
Distribution/Service (12b-1) Fees.......................         0.25%                  0.25%               0.25%
Other Expenses..........................................         0.20%                  0.15%               0.17%
Total Annual Portfolio Operating Expenses...............         1.34%                  1.25%               1.23%



                                                                                  ASSET ALLOCATION:
                                                             MULTI-MANAGED       DIVERSIFIED GROWTH
                                                            INCOME PORTFOLIO          PORTFOLIO        STOCK PORTFOLIO
                                                          --------------------   -------------------   ---------------
                                                               CLASS 3(1)            CLASS 3(1)          CLASS 3(1)
                                                          --------------------   -------------------   ---------------
Management Fees.........................................         0.77%                  0.85%               0.85%
Distribution/Service (12b-1) Fees.......................         0.25%                  0.25%               0.25%
Other Expenses..........................................         0.20%                  0.11%               0.10%
Total Annual Portfolio Operating Expenses...............         1.22%                  1.21%               1.20%



                                                                                      LARGE CAP
                                                            LARGE CAP GROWTH          COMPOSITE        LARGE CAP VALUE
                                                              PORTFOLIO(2)          PORTFOLIO(2)        PORTFOLIO(2)
                                                          --------------------   -------------------   ---------------
                                                               CLASS 3(1)            CLASS 3(1)          CLASS 3(1)
                                                          --------------------   -------------------   ---------------
Management Fees.........................................         0.80%                  0.80%               0.80%
Distribution/Service (12b-1) Fees.......................         0.25%                  0.25%               0.25%
Other Expenses..........................................         0.36%                  0.79%               0.30%
Total Annual Portfolio Operating Expenses...............         1.41%                  1.84%               1.35%



                                                             MID CAP GROWTH         MID CAP VALUE         SMALL CAP
                                                              PORTFOLIO(2)          PORTFOLIO(2)        PORTFOLIO(2)
                                                          --------------------   -------------------   ---------------
                                                               CLASS 3(1)            CLASS 3(1)          CLASS 3(1)
                                                          --------------------   -------------------   ---------------
Management Fees.........................................         0.85%                  0.85%               0.85%
Distribution/Service (12b-1) Fees.......................         0.25%                  0.25%               0.25%
Other Expenses..........................................         0.43%                  0.30%               0.48%
Total Annual Portfolio Operating Expenses...............         1.53%                  1.40%               1.58%



                                                          INTERNATIONAL EQUITY    DIVERSIFIED FIXED    CASH MANAGEMENT
                                                              PORTFOLIO(2)       INCOME PORTFOLIO(2)    PORTFOLIO(2)
                                                          --------------------   -------------------   ---------------
                                                               CLASS 3(1)            CLASS 3(1)          CLASS 3(1)
                                                          --------------------   -------------------   ---------------
Management Fees.........................................         1.00%                  0.70%               0.55%
Distribution/Service (12b-1) Fees.......................         0.25%                  0.25%               0.25%
Other Expenses..........................................         0.76%                  0.30%               0.31%
Total Annual Portfolio Operating Expenses...............         2.01%                  1.25%               1.11%

ANNUAL FUND OPERATING EXPENSES


(expenses that are deducted from Portfolio assets)



                                                                 FOCUS GROWTH       FOCUS TECHNET
                                                                 PORTFOLIO(2)       PORTFOLIO(2)
                                                                 ------------       -------------
                                                                  CLASS 3(1)         CLASS 3(1)
                                                                 ------------       -------------
Management Fees.............................................         1.00%              1.20%
Distribution/Service (12b-1) Fees...........................         0.25%              0.25%
Other Expenses..............................................         0.49%              2.01%
Total Annual Portfolio Operating Expenses...................         1.74%              3.46%



                                                               FOCUS GROWTH AND      FOCUS VALUE
                                                              INCOME PORTFOLIO(2)   PORTFOLIO(2)
                                                              -------------------    -----------
                                                                  CLASS 3(1)         CLASS 3(1)
                                                              -------------------    -----------
Management Fees.............................................         1.00%              1.00%
Distribution/Service (12b-1) Fees...........................         0.25%              0.25%
Other Expenses..............................................         0.98%              1.03%
Total Annual Portfolio Operating Expenses...................         2.23%              2.28%


------------------------------


(1) "Other Expenses" and "Total Annual Portfolio Operating Expenses" are estimated.


(2) The investment adviser, SunAmerica, is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolios do not exceed the amounts set forth below:



                                                              CLASS 3
                                                              -------
Large Cap Growth Portfolio..................................   1.35%
Large Cap Composite Portfolio...............................   1.35%
Large Cap Value Portfolio...................................   1.35%
Mid Cap Growth Portfolio....................................   1.40%
Mid Cap Value Portfolio.....................................   1.40%
Small Cap Portfolio.........................................   1.40%
International Equity Portfolio..............................   1.55%
Diversified Fixed Income Portfolio..........................   1.25%
Cash Management Portfolio...................................   1.10%
Focus Growth Portfolio......................................   1.55%
Focus TechNet Portfolio.....................................   1.75%
Focus Growth and Income Portfolio...........................   1.55%
Focus Value Portfolio.......................................   1.55%

EXAMPLE



This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:



                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
Multi-Managed Growth Portfolio.............................   $136    $  425    $  734     $1,613
Multi-Managed Moderate Growth Portfolio....................    127       397       686      1,511
Multi-Managed Income Equity Portfolio......................    125       390       676      1,489
Multi-Managed Income Portfolio.............................    124       387       670      1,477
Asset Allocation: Diversified Growth Portfolio.............    123       384       665      1,466
Stock Portfolio............................................    122       381       660      1,455
Large Cap Growth Portfolio*................................    144       446       771      1,691
Large Cap Composite Portfolio*.............................    187       579       995      2,159
Large Cap Value Portfolio*.................................    137       428       739      1,624
Mid Cap Growth Portfolio*..................................    156       483       834      1,824
Mid Cap Value Portfolio*...................................    143       443       766      1,680
Small Cap Portfolio*.......................................    161       499       860      1,878
International Equity Portfolio*............................    204       630     1,083      2,338
Diversified Fixed Income Portfolio*........................    127       397       686      1,511
Cash Management Portfolio*.................................    113       353       612      1,352
Focus Growth Portfolio*....................................    177       548       944      2,052
Focus Technet Portfolio*...................................    349     1,062     1,798      3,738
Focus Growth and Income Portfolio*.........................    226       697     1,195      2,565
Focus Value Portfolio*.....................................    231       712     1,220      2,615



* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the investment adviser, Sun America. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time. The following are your costs after these fee waivers and/or expense reimbursements:



                                                              1 YEAR   3 YEAR   5 YEAR   10 YEAR
                                                              ------   ------   ------   -------
Large Cap Growth Portfolio..................................   $137     $428     $739    $1,624
Large Cap Composite Portfolio...............................    137      428      739     1,624
Large Cap Value Portfolio...................................    137      428      739     1,624
Mid Cap Growth Portfolio....................................    143      443      766     1,680
Mid Cap Value Portfolio.....................................    143      443      766     1,680
Small Cap Portfolio.........................................    143      443      766     1,680
International Equity Portfolio..............................    158      490      845     1,845
Diversified Fixed Income Portfolio..........................    127      397      686     1,511
Cash Management Portfolio...................................    112      350      606     1,340
Focus Growth Portfolio......................................    158      490      845     1,845
Focus Technet Portfolio.....................................    178      551      949     2,062
Focus Growth and Income Portfolio...........................    158      490      845     1,845
Focus Value Portfolio.......................................    158      490      845     1,845

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES


Each Portfolio has its own investment goal and principal strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's and Managed Component's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Annuity Contracts.


The Variable Annuity Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

ADDITIONAL INFORMATION ABOUT THE SEASONS PORTFOLIOS


Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the MULTI-MANAGED GROWTH and MULTI-MANAGED MODERATE GROWTH PORTFOLIOS seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the AGGRESSIVE GROWTH/SUNAMERICA and GROWTH/JANUS components than do the other two Multi-Managed Seasons Portfolios. In contrast, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT components. The MULTI-MANAGED INCOME/EQUITY and the MULTI-MANAGED INCOME PORTFOLIOS do not allocate any percentage of their assets to the AGGRESSIVE GROWTH/SUNAMERICA component.



You should carefully review the investment objectives and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO, you should be aware that this Portfolio distributes its assets among the GROWTH/JANUS component, the SUNAMERICA/BALANCED component and the FIXED INCOME/WELLINGTON MANAGEMENT component in a ratio of 8%/17%/75%. Also, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO you should be aware that this Portfolio invests three quarters of its assets in the FIXED INCOME/WELLINGTON MANAGEMENT component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

----------------------------------------------------------------------------------------------------------------------------
MANAGED COMPONENTS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                          FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                  BALANCED                COMPONENT/
                                COMPONENT/               COMPONENT/               COMPONENT/               WELLINGTON
                                SUNAMERICA                  JANUS                 SUNAMERICA               MANAGEMENT
----------------------------------------------------------------------------------------------------------------------------
 What are the              - Equity securities,     - Equity securities      - Equity securities:     - U.S. and foreign
 Portfolio's/ Managed        including those of       selected for their       -large-cap stocks        fixed income
 Component's principal       lesser known or high     growth potential:        -mid-cap stocks          securities of
 investments?                growth companies or      -large-cap stocks      - Long term bonds and      varying maturities
                             industries, such as      -mid-cap stocks          other debt               and risk/return
                             technology,              -small-cap stocks        securities               characteristics (at
                             telecommunications,                             - 70%/30% neutral          least 80% investment
                             media, healthcare,                                equity/debt              grade securities and
                             energy and consumer                               weighting for            at least 85% U.S.
                             cyclicals:                                        Multi-Managed Growth     dollar denominated
                             -mid-cap stocks                                   and Moderate Growth      securities)
                             -small-cap stocks                                 Portfolios (actual     - U.S. government
                                                                               weighting may            securities
                                                                               differ)                - Asset-backed and
                                                                             - 50%/50% neutral          mortgage-backed
                                                                               equity/debt              securities
                                                                               weighting for
                                                                               Multi-Managed
                                                                               Income/Equity and
                                                                               Income Portfolios
                                                                               (actual weighting
                                                                               may differ)
----------------------------------------------------------------------------------------------------------------------------
 What other types of       - Large-cap stocks       - Junk bonds (up to      - Small-cap stocks       - Junk bonds (up to
 investments may the       - Short-term               35%)                     (up to 20%)              20%)
 Portfolio/Managed           investments            - Short-term             - Short-term             - Short-term
 Component significantly     (up to 25%)              investments              investments              investments (up to
 invest in?                - Illiquid securities      (up to 25%)              (up to 25%)              20%)
                             (up to 15% of net      - Illiquid securities    - Foreign securities     - Foreign securities
                             assets)                  (up to 15% of net        (up to 25%)              (up to 15% denominated
                           - Options                  assets)                - ADRs/EDRs/GDRs           in foreign currencies;
                                                                             - Emerging markets         up to 100% denominated
                                                                             - PFICs                    in U.S. dollars)
                                                                             - Illiquid securities    - Illiquid securities
                                                                               (up to 15% of net        (up to 15% of net
                                                                               assets)                  assets)
----------------------------------------------------------------------------------------------------------------------------
 What other types of       - Investment grade       - Investment grade       - Investment grade       - Currency
 investments may the         fixed income             fixed income             fixed income             transactions
 Portfolio/Managed           securities               securities               securities             - Currency baskets
 Component use as part     - U.S. government        - U.S. government        - U.S. government        - PFICs
 of efficient portfolio      securities               securities               securities             - Options and futures
 management or to          - Asset-backed and       - Asset-backed and       - Asset-backed and       - Special situations
 enhance return?             mortgage-backed          mortgage-backed          mortgage-backed        - Securities lending
                             securities               securities               securities
                           - Foreign securities     - Foreign securities     - Options and futures
                           - ADRs/EDRs/GDRs         - ADRs/EDRs/GDRs         - Special situations
                           - Passive Foreign        - Currency               - Currency
                             Investment Companies     transactions             transactions
                             (PFIC)                 - Currency baskets       - Currency baskets
                           - Options and futures    - Emerging markets       - Securities lending
                           - Special situations     - PFICs
                           - Securities lending     - Options and futures
                                                    - Special situations
----------------------------------------------------------------------------------------------------------------------------
 What risks normally       - Market volatility      - Market volatility      - Market volatility      - Market volatility
 affect the                - Securities selection   - Securities selection   - Securities selection   - Securities selection
 Portfolio/Managed         - Growth stocks          - Growth stocks          - Interest rate          - Interest rate
 Component?                - Small and medium       - Small and medium         fluctuations             fluctuations
                             sized companies          sized companies        - Small and medium       - Non-diversified
                           - Non-diversified        - Non-diversified          sized companies          status
                             status                   status                 - Non-diversified        - Credit quality
                           - Foreign exposure       - Foreign exposure         status                 - Junk bonds
                           - Emerging markets       - Emerging markets       - Foreign exposure       - Illiquidity
                           - Illiquidity            - Junk bonds             - Emerging markets       - Prepayment
                           - Derivatives            - Credit quality         - Credit quality         - Derivatives
                           - Hedging                - Illiquidity            - Illiquidity            - Hedging
                           - Active trading         - Prepayment             - Prepayment             - Active trading
                           - Prepayment             - Derivatives            - Derivatives            - Foreign exposure
                                                    - Hedging                - Hedging                - Emerging markets
                                                    - Active trading
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
SEASONS PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------
                                          ASSET ALLOCATION:
                                     DIVERSIFIED GROWTH PORTFOLIO                      STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's/     - Strategic allocation of approximately     - Common stocks (at least 80% of net
 Managed Component's             80% (with a range of 65-95%) of total       assets)
 principal investments?          assets to equity securities:
                                 -large-cap stocks
                                 -mid-cap stocks
                                 -small-cap stocks
                               - Strategic allocation of approximately
                                 20% (with a range of 5-35%) of assets to
                                 fixed income securities
                               - Foreign securities (up to 60%)
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Junk bonds (up to 20%)                    - Short-term investments (up to 20%)
 investments may the           - Short-term investments (up to 20%)        - Foreign securities (up to 30%)
 Portfolio/Managed Component   - Illiquid securities (up to 15% of net     - Illiquid securities (up to 15% of net
 significantly invest in?        assets)                                     assets)
                                                                           - ADRs/EDRs/GDRs
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed income             - Mid-cap stocks
 investments may the             securities                                - Investment grade fixed income
 Portfolio/Managed Component   - U.S. government securities                  securities
 use as part of efficient      - Asset-backed and mortgage-backed          - U.S. government securities
 portfolio management or to      securities                                - Asset-backed and mortgage-backed
 enhance return?               - Currency transactions                       securities
                               - Currency baskets                          - Currency transactions
                               - Emerging markets                          - Currency baskets
                               - PFICs                                     - Emerging markets
                               - Options and futures                       - PFICs
                               - Special situations                        - REITs
                               - Securities lending                        - Options and futures
                               - Hybrid instruments (up to 10%)            - Special situations
                                                                           - Convertible securities and warrants
                                                                           - Exchange Traded Funds (ETFs)
                                                                           - Hybrid instruments (up to 10%)
                                                                           - Securities lending
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Market volatility                         - Market volatility
 the Portfolio/Managed         - Securities selection                      - Securities selection
 Component?                    - Growth stocks                             - Growth stocks
                               - Foreign exposure                          - Foreign exposure
                               - Small and medium sized companies          - Small and medium sized companies
                               - Emerging markets                          - Emerging markets
                               - Credit quality                            - Illiquidity
                               - Junk bonds                                - Prepayment
                               - Illiquidity                               - Derivatives
                               - Prepayment                                - Hedging
                               - Derivatives                               - Active trading
                               - Hedging                                   - Interest rate fluctuations
                               - Active trading                            - Credit quality
                               - Interest rate fluctuations
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                       LARGE CAP                     LARGE CAP                      LARGE CAP
                                    GROWTH PORTFOLIO            COMPOSITE PORTFOLIO              VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of large
 principal investments?          large companies (at least     large companies (at least     companies (at least 80% of
                                 80% of net assets)            80% of net assets) that       net assets) selected
                                 selected through a growth     offer the potential for       through a value strategy
                                 strategy                      long-term growth of
                                                               capital or dividends
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Mid-cap stocks              - Mid-cap stocks              - Mid-cap stocks
 investments may the           - Junk bonds (up to 20%)      - Junk bonds (up to 15%)      - Short-term investments (up
 Portfolio significantly       - Short-term investments      - Short-term investments        to 20%)
 invest in?                      (up to 20%)                   (up to 20%)                 - Foreign securities (up to
                               - Foreign securities          - Foreign securities (up to     30%)
                               - Emerging markets              30%)                        - ADRs/EDRs/GDRs
                               - ADRs/EDRs/GDRs              - ADRs/EDRs/GDRs              - Special situations
                               - PFICs                       - Illiquid securities (up     - PFICs
                               - Illiquid securities (up       to 15% of net assets)       - Illiquid securities (up to
                                 to 15% of net assets)                                       15% of net assets)
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Small-cap stocks            - Small-cap stocks            - Small-cap stocks
 investments may the           - Investment grade fixed      - Investment grade fixed      - Junk bonds (up to 10%)
 Portfolio use as part of        income securities             income securities           - REITs
 efficient portfolio           - U.S. government             - U.S. government             - Currency transactions
 management or to enhance        securities                    securities                  - Currency baskets
 return?                       - Asset-backed and            - Asset-backed and            - Emerging markets
                                 mortgage-backed securities    mortgage- backed securities - Options and futures
                               - REITs                       - PFICs                       - Hybrid instruments (up to
                               - Currency transactions       - REITs                         10%)
                               - Currency baskets            - Currency transactions       - Interest rate swaps,
                               - Custodial receipts and      - Currency baskets              mortgage swaps, caps, floors
                                 trust certificates          - Emerging markets              and collars
                               - Options and futures         - Options and futures         - Convertible securities and
                               - Options on foreign          - Hybrid instruments (up to     warrants
                                 currency                      10%)                        - ETFs
                               - Options on securities and   - Interest rate swaps,        - Securities lending
                                 securities indices            mortgage swaps, caps,       - Investment grade fixed
                               - Hybrid instruments (up to     floors and collars            income securities
                                 10%):                       - Special situations          - U.S. government securities
                                 - SPDRs                     - Convertible securities      - Asset-backed and mortgage-
                                 - iShares                     and warrants                  backed securities
                               - Interest rate caps,         - ETFs
                                 floors and collars          - Securities lending
                               - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Market volatility           - Market volatility           - Market volatility
 the Portfolio?                - Securities selection        - Securities selection        - Securities selection
                               - Growth stocks               - Growth stocks               - Value investing
                               - Non-diversified status      - Non-diversified status      - Non-diversified status
                               - Foreign exposure            - Foreign exposure            - Foreign exposure
                               - Emerging markets            - Emerging markets            - Emerging markets
                               - Illiquidity                 - Illiquidity                 - Illiquidity
                               - Prepayment                  - Prepayment                  - Prepayment
                               - Derivatives                 - Derivatives                 - Derivatives
                               - Hedging                     - Hedging                     - Hedging
                               - Active trading              - Active trading              - Active trading
                               - Indexing                    - Indexing                    - Indexing
                               - Interest rate               - Interest rate               - Interest rate fluctuations
                                 fluctuations                  fluctuations                - Credit quality
                               - Credit quality              - Credit quality              - Junk bonds
                               - Junk bonds                  - Junk bonds                  - Small and medium sized
                               - Small and medium sized      - Small and medium sized        companies
                                 companies                     companies
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                        MID CAP                       MID CAP                       SMALL CAP
                                    GROWTH PORTFOLIO              VALUE PORTFOLIO                   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of small
 principal investments?          medium-sized companies (at    medium-sized companies (at    companies (at least 80% of
                                 least 80% of net assets)      least 8% of net assets)       net assets)
                                 selected through a growth     selected through a value
                                 strategy                      strategy
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Large-cap stocks            - Large-cap stocks            - Active trading
 investments may the           - Small-cap stocks            - Small-cap stocks            - Junk bonds (up to 20%)
 Portfolio significantly       - Short-term investments      - Junk bonds (up to 20%)      - Short-term investments (up
 invest in?                      (up to 20%)                 - Short-term investments        to 20%)
                               - Foreign securities (up to     (up to 20%)                 - Foreign securities (up to
                                 30%)                        - Foreign securities (up to     30%)
                               - ADRs/EDRs/GDRs                30%)                        - ADRs/EDRs/GDRs
                               - PFICs                       - ADRs/EDRs/GDRs              - PFICs
                               - Illiquid securities (up     - Special situations          - Illiquid securities (up to
                                 to 15% of net assets)       - PFICs                         15% of net assets)
                               - Special situations          - Illiquid securities (up     - Options and futures
                                                               to 15% of net assets)
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed      - Investment grade fixed      - Large-cap stocks
 investments may the             income securities             income securities           - Mid-cap stocks
 Portfolio use as part of      - U.S. government             - U.S. government             - Investment grade fixed
 efficient portfolio             securities                    securities                    income securities
 management or to enhance      - Asset-backed and            - Asset-backed and            - U.S. government securities
 return?                         mortgage- backed securities   mortgage- backed securities - Asset-backed and mortgage-
                               - REITs                       - REITs                         backed securities
                               - Currency transactions       - Currency transactions       - REITs
                               - Currency baskets            - Currency baskets            - Emerging markets
                               - Emerging markets            - Custodial receipts and      - Hybrid instruments (up to
                               - Options and futures           trust certificates            10%)
                               - Hybrid instruments (up to   - Emerging markets            - Interest rate swaps,
                                 10%)                        - Options and futures           mortgage swaps, caps, floors
                               - Interest rate swaps,        - Options on foreign            and collars
                                 mortgage swaps, caps,         currencies                  - Special situations
                                 floors and collars          - Options on securities and   - Securities lending
                               - Convertible securities        securities indices
                                 and warrants                - Hybrid instruments (up to
                               - ETFs                          10%):
                               - Securities lending            - SPDRs
                                                               - iShares
                                                             - Interest rate caps,
                                                               floors and collars
                                                             - Securities lending
                                                             - ETFs
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Market volatility           - Market volatility           - Market volatility
 the Portfolio?                - Securities selection        - Securities selection        - Securities selection
                               - Growth stocks               - Value investing             - Growth stocks
                               - Non-diversified status      - Non-diversified status      - Non-diversified status
                               - Foreign exposure            - Foreign exposure            - Foreign exposure
                               - Emerging markets            - Emerging markets            - Emerging markets
                               - Illiquidity                 - Illiquidity                 - Illiquidity
                               - Prepayment                  - Prepayment                  - Prepayment
                               - Derivatives                 - Derivatives                 - Derivatives
                               - Hedging                     - Hedging                     - Hedging
                               - Active trading              - Active trading              - Active trading
                               - Indexing                    - Indexing                    - Indexing
                               - Small and medium sized      - Small and medium sized      - Small and medium sized
                                 companies                     companies                     companies
                               - Interest rate               - Interest rate               - Interest rate fluctuations
                                 fluctuations                  fluctuations                - Credit quality
                               - Credit quality              - Credit quality              - Junk bonds
                                                             - Junk bonds
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                  INTERNATIONAL EQUITY           DIVERSIFIED FIXED               CASH MANAGEMENT
                                       PORTFOLIO                  INCOME PORTFOLIO                  PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities (at       - Fixed income securities     - A diversified selection of
 principal investments?          least 80% of net assets) of   (at least 80% of net          money market instruments
                                 issuers in at least three     assets) including U.S.
                                 countries other than the      and foreign government
                                 U.S.                          securities
                                                             - Mortgage-backed
                                                               securities
                                                             - Investment grade debt
                                                               securities
                                                             - Foreign securities (up to
                                                               30%)
                                                             - Junk bonds (up to 20%)
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Large-cap stocks            - Asset-backed and            - Investment grade fixed
 investments may the           - Mid-cap stocks                mortgage- backed securities   income securities
 Portfolio significantly       - Small-cap stocks            - ADRs/EDRs/GDRs              - U.S. government securities
 invest in?                    - Junk bonds (up to 20%)      - PFICs                       - Illiquid securities (up to
                               - Short-term investments      - Illiquid securities (up       10% of net assets)
                                 (up to 20%)                   to 15% of net assets)
                               - ADRs/EDRs/GDRs              - Short-term investments
                               - PFICs                         (up to 20%)
                               - Emerging markets
                               - Illiquid securities (up
                                 to 15% of net assets)
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed      - Currency transactions       - Asset-backed and mortgage-
 investments may the             income securities           - Currency baskets              backed securities
 Portfolio use as part of      - U.S. government             - Emerging markets
 efficient portfolio             securities                  - Options and futures
 management or to enhance      - Asset-backed and            - Hybrid instruments (up to
 return?                         mortgage-backed securities    10%)
                               - REITs                       - Interest rate swaps,
                               - Currency transactions         mortgage swaps, caps,
                               - Currency baskets              floors and collars
                               - Custodial receipts and      - Special situations
                                 trust certificate           - Securities lending
                               - Options and futures
                               - Options of foreign
                                 currencies
                               - Options on securities and
                                 securities indices
                               - Hybrid instruments (up to
                                 10%):
                                 - SPDRs
                                 - iShares
                               - Interest rate caps,
                                 floors and collars
                               - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Market volatility           - Market volatility           - Securities selection
 the Portfolio?                - Securities selection        - Securities selection        - Interest rate fluctuations
                               - Foreign exposure            - Interest rate               - Credit quality
                               - Emerging markets              fluctuations                - Market volatility
                               - Non-diversified status      - Credit quality
                               - Interest rate               - Junk bonds
                                 fluctuations                - Foreign exposure
                               - Credit quality              - Emerging markets
                               - Junk bonds                  - Illiquidity
                               - Illiquidity                 - Prepayment
                               - Prepayment                  - Derivatives
                               - Derivatives                 - Hedging
                               - Hedging                     - Indexing
                               - Indexing                    - Active trading
                               - Active trading
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
SEASONS FOCUSED PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------
                             FOCUS GROWTH             FOCUS TECHNET          FOCUS GROWTH AND            FOCUS VALUE
                               PORTFOLIO                PORTFOLIO            INCOME PORTFOLIO             PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
 What are the            - Equity securities of   - Equity securities      - Equity securities of   - Equity securities:
 Portfolio's principal     large cap companies      (at least 80% of net     large cap companies:     - large-cap stocks
 investments?              (at least 80% of net     assets will be           -convertible             - mid-cap stocks
                           assets)                  invested in technology    securities              - small-cap stocks
                                                    companies)               -warrants                - convertible
                                                    - large-cap stocks       -rights                    securities
                                                    - mid-cap stocks       - Preferred stocks         - warrants
                                                    - small-cap stocks                                - rights
                                                    - convertible                                   - Preferred stocks
                                                      securities
                                                    - warrants
                                                    - rights
                                                  - Preferred stocks
--------------------------------------------------------------------------------------------------------------------------
 What other types of     - Foreign securities     - Foreign securities     - Mid-cap stocks         - Foreign securities
 investments may the     - Mid-cap stocks         - Illiquid securities    - Small-cap stocks       - Illiquid securities
 Portfolio               - Small-cap stocks         (up to 15% of net      - Foreign securities       (up to 15% of net
 significantly invest    - Convertible              assets)                - Illiquid securities      assets)
 in?                       securities             - Junk bonds (up to        (up to 15% of net      - Junk bonds (up to
                         - Warrants                 20%)                     assets)                  20%)
                         - Rights                                          - Junk bonds (up to
                         - Preferred stocks                                  20%)
                         - Illiquid securities
                           (up to 15% of net
                           assets)
                         - Junk bonds (up to
                           20%)
--------------------------------------------------------------------------------------------------------------------------
 What other types of     - Short-term             - Short-term             - Short-term             - Short-term
 investments may the       investments (up to       investments (up to       investments (up to       investments (up to
 Portfolio use as part     20%)                     20%)                     25%)                     25%)
 of efficient            - Defensive              - Defensive              - Defensive              - Defensive
 portfolio management      instruments              instruments              instruments              instruments
 or to enhance return?   - Options and futu  s    - Options and futures    - Options and futures    - Options and futures
                         - Special situations     - Special situations     - Special situations     - Special situations
                         - Currency               - Currency               - Currency               - Securities lending
                           transactions             transactions             transactions           - Currency
                         - ETFs                   - Fixed-income           - Fixed-income             transactions
                         - Fixed-income             securities               securities             - Hybrid instruments
                           securities             - Securities lending     - Securities lending       (up to 10%)
                         - Hybrid instruments     - Hybrid instruments     - Hybrid instruments
                           (up to 10%)              (up to 10%)              (up to 10%)
                         - REITs
                         - Securities lending
--------------------------------------------------------------------------------------------------------------------------
 What risks normally     - Non-diversified        - Market volatility      - Market volatility      - Market volatility
 affect the Portfolio?     status                 - Growth stocks          - Growth stocks          - Growth stocks
                         - Market volatility      - Securities selection   - Securities selection   - Securities selection
                         - Growth stocks          - Non-diversified        - Non-diversified        - Non-diversified
                         - Securities selection     status                   status                   status
                         - Foreign exposure       - Small and medium       - Foreign exposure       - Foreign exposure
                         - Derivatives              sized companies        - Derivatives            - Derivatives
                         - Hedging                - Foreign exposure       - Hedging                - Hedging
                         - Small and medium       - Derivatives            - Small and medium       - Small and medium
                           sized companies        - Hedging                  sized companies          sized companies
                         - Interest rate          - Technology sector      - Interest rate          - Value investing
                           fluctuations           - Interest rate            fluctuations           - Active trading
                         - Credit quality           fluctuations           - Credit quality         - Junk bonds
                         - Active trading         - Credit quality         - Active trading
                         - Junk bonds             - Active trading         - Junk bonds
                                                  - Emerging markets
                                                  - Junk bonds
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.


CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which certain Portfolios may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.


DEFENSIVE INSTRUMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.


     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios other than the Seasons Focused Portfolios, generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P Midcap(R) 400 Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index as of the date of this Prospectus. With respect to the Seasons Focused Portfolios, the market capitalization ranges are as follows: $1.3 billion or less for the small-cap category; between $1.3 billion and $7.8 billion for the mid-cap category; and $7.8 billion or more for the large-cap category.


         Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

     - EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning the underlying security they are designed to track. Lack of liquidity in an ETF results in it being more volatile.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.


     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).


     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.


FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.



HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts and iShares, and structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.


ILLIQUID SECURITIES. Securities which cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.


INTEREST RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.


OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.


REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.


UNSEASONED COMPANIES are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.


A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

ABOUT THE INDICES


     - S&P 500(R) INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.


     - NASDAQ 100(R) INDEX is a widely recognized unmanaged index of common stocks listed in the NASDAQ market.

     - RUSSELL 2000(R) INDEX is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.


     - RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

     - RUSSELL MIDCAP(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

     - RUSSELL 1000(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


     - RUSSELL 1000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.



     - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX is a market capitalization weighted composite of securities in 19 developed markets.



     - LEHMAN BROTHERS U.S. AGGREGATE INDEX combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.


Certain Portfolios invest in either the growth or value "subset" of an index. These subsets are created by splitting an index according to "book-to-price" ratio (that is, the difference between an issuer's "book value" and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios. The S&P/BARRA GROWTH AND VALUE INDEXES are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with lower book-to-price ratios; conversely, the growth index has firms with higher book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.

RISK TERMINOLOGY


ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year in the past five years or since inception.


CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INDEXING: The passively managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.


INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.


MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

VALUE INVESTING: When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER


AIG SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, serves as Manager for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.



SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $31 billion as of December 31, 2002. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, SunAmerica Strategic Investment Series, Inc., SunAmerica Style Select Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.



In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the CASH MANAGEMENT PORTFOLIO, the AGGRESSIVE GROWTH/SUNAMERICA and BALANCED/SUNAMERICA components of the Multi-Managed Seasons Portfolios, and portions of the LARGE CAP COMPOSITE, SMALL CAP, DIVERSIFIED FIXED INCOME AND FOCUS TECHNET PORTFOLIOS.



For the fiscal year ended March 31, 2003 each Seasons Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:


                      PORTFOLIO                                  FEE
                      ---------                                  ---
Multi-Managed Growth Portfolio.......................            0.89%
Multi-Managed Moderate Growth Portfolio..............            0.85%
Multi-Managed Income/Equity Portfolio................            0.81%
Multi-Managed Income Portfolio.......................            0.77%
Asset Allocation: Diversified Growth Portfolio.......            0.85%
Stock Portfolio......................................            0.85%


For the fiscal year ended March 31, 2003, each Seasons Select Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:



PORTFOLIO                                                        FEE
---------                                                        ---
Large Cap Growth Portfolio...........................            0.80%
Large Cap Composite Portfolio........................            0.80%
Large Cap Value Portfolio............................            0.80%
Mid Cap Growth Portfolio.............................            0.85%
Mid Cap Value Portfolio..............................            0.85%
Small Cap Portfolio..................................            0.85%
International Equity Portfolio.......................            1.00%
Diversified Fixed Income Portfolio...................            0.70%
Cash Management Portfolio............................            0.55%

For the fiscal year ended March 31, 2003, each Seasons Focused Portfolios paid SunAmerica a fee equal to the following percentage of average daily net assets:



                      PORTFOLIO                                  FEE
                      ---------                                  ---
Focus Growth Portfolio...............................            1.00%
Focus TechNet Portfolio..............................            1.20%
Focus Growth and Income Portfolio....................            1.00%
Focus Value Portfolio................................            1.00%



SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica ("unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.


INFORMATION ABOUT THE SUBADVISERS


AIG GLOBAL INVESTMENT CORP. AIGGIC was organized as a New Jersey corporation in 1983 as R.J. Hoffman & Co., Inc. and subsequently changed to its current name in 1995. AIGGIC is a wholly owned subsidiary of AIG Global Investment Group, Inc. ("AIGGIG"), which in turn is a wholly owned subsidiary of American International Group, Inc. AIGGIC manages third-party institutional, retail and private equity fund assets. As of March 31, 2003, AIGGIC and its affiliated asset managers had approximately $329.3 billion in assets under management. AIGGIC is located at 175 Water Street, New York, New York 10038.



AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. American Century is a Delaware corporation with principal offices at the American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. As of March 31, 2003, American Century had approximately $70.7 billion in assets under management.



DRESDNER RCM GLOBAL INVESTORS LLC. Dresdner RCM is an indirect wholly owned subsidiary of Dresdner Bank AG, an international banking organization. In turn, Dresdner Bank AG is owned by Allianz AG, an international financial services organization. As of March 31, 2003, Dresdner RCM had approximately $27.2 billion in assets under management. Dresdner RCM is located at Four Embarcadero Center, San Francisco, California 94111.



THIRD AVENUE MANAGEMENT LLC. Third Avenue is located at 622 Third Avenue, New York, New York 10017. Third Avenue or its predecessor has been an investment adviser and manager for mutual funds since its organization in 1986. Third Avenue also serves as investment adviser for separately managed accounts for private and institutional clients. As of March 31, 2003, Third Avenue had approximately $4.38 billion in assets under management.



FRED ALGER MANAGEMENT, INC. Alger is a New York corporation wholly owned by its principals and located at 111 Fifth Avenue, New York, NY 10003. Since 1964, Alger has provided investment management services to large corporate pension plans, state and local governments, insurance companies, mutual funds and high net-worth individuals. As of March 31, 2003, Alger had approximately $8.3 billion in assets under management.



GOLDMAN SACHS ASSET MANAGEMENT, L.P. GSAM is located at 32 Old Slip, New York, NY 10005. GSAM registered as an investment adviser in 1990. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations and insurance companies and individual investors. As of December 31, 2002, GSAM, along with other units of the Investment Management Division of Goldman Sachs & Co. (Goldman Sachs), had approximately $329.6 billion in assets under management.



GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL. GSAM-International, a business unit of the Investment Management Division of Goldman Sachs, is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of December 31, 2002, GSAM-International, along with other units of the Investment Management Division of Goldman Sachs & Co. (Goldman Sachs), had approximately $329.6 billion in assets under management.



HARRIS ASSOCIATES L.P. Harris Associates is a wholly owned subsidiary of CDC IXIS Asset Management, a leading French institutional management company, and is located at Two North LaSalle Street, Chicago, Illinois. Harris manages money in three distinct business segments: separate accounts, alternative investments and is the investment adviser to the Oakmark Mutual Funds. As of March 31, 2003, Harris Associates had approximately $30 billion in assets under management.



JANUS CAPITAL MANAGEMENT LLC. Janus is a Delaware limited liability company with principal offices at 100 Fillmore Street, Denver, Colorado 80206-4923. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2003, Janus had approximately $132.7 billion in assets under management.



J.P. MORGAN INVESTMENT MANAGEMENT INC. J.P. Morgan is a Delaware corporation and a wholly owned subsidiary of J.P. Morgan Chase & Co. J.P. Morgan is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of December 31, 2002, J.P. Morgan, together with its affiliated companies, had approximately $515 billion in assets under management.



LORD, ABBETT & CO. LLC. Lord Abbett, located at 90 Hudson Street, Jersey City, NJ 07302, has been an investment manager for over 70 years. Lord Abbett provides similar services to over 40 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2003, Lord Abbett had approximately $49 billion in assets under management.



MARSICO CAPITAL MANAGEMENT, LLC. Marsico is a Delaware limited liability company located at 1200 17th Street, Suite 1300, Denver, CO 80202. Marsico provides investment management services to various mutual funds and private accounts. As of March 31, 2003, Marsico had approximately $16 billion in assets under management.



PUTNAM INVESTMENT MANAGEMENT, L.L.C. Putnam is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2003, Putnam had approximately $240 billion in assets under management.



SALOMON BROTHERS ASSET MANAGEMENT INC Salomon Brothers is located at 399 Park Avenue, New York, New York, 10022, and is a subsidiary of Citigroup, Inc. Salomon Brothers, together with its affiliates in London, Frankfurt, Tokyo and Hong Kong, provide a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of March 31, 2003, Salomon Brothers had approximately $36.0 billion in assets under management. Effective October 1, 2002, Salomon Brothers assumed responsibility for a component of the Focus Growth Portfolio.

T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2003, T. Rowe Price had approximately $139.9 billion in assets under management.



THORNBURG INVESTMENT MANAGEMENT, INC. Thornburg is a Delaware corporation with principal offices at 119 East Marcy Street, Santa Fe, New Mexico 87501, and has been in the investment management business since 1982. As of March 31, 2003, Thornburg had approximately $5.6 million in assets under management. Effective July 29, 2002, Thornburg assumed responsibility for a component of the Focus Growth and Income Portfolio.



WELLINGTON MANAGEMENT COMPANY, LLP. Wellington Management is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of March 31, 2003, Wellington had approximately $301 billion in assets under management.

PORTFOLIO MANAGEMENT

The management of each Portfolio and Managed Component is summarized in the following tables.

--------------------------------------------------------------------------------------------
SEASONS PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio                 - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Aggressive Growth
                                                  component and SunAmerica/Balanced component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed Income
                                                  component)
--------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio        - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Aggressive Growth
                                                  component and SunAmerica/Balanced component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed Income
                                                  component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio          - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Balanced component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed Income
                                                  component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio                 - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Balanced component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed Income
                                                  component)
--------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth           - Putnam
 Portfolio
--------------------------------------------------------------------------------------------
 Stock Portfolio                                - T. Rowe Price
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio                     - AIGGIC
                                                - GSAM
                                                - Janus
--------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio                  - AIGGIC
                                                - SunAmerica
                                                - T. Rowe Price
--------------------------------------------------------------------------------------------
 Large Cap Value Portfolio                      - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio                       - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        - AIGGIC
                                                - GSAM
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Small Cap Portfolio                            - AIGGIC
                                                - Lord Abbett
                                                - SunAmerica
--------------------------------------------------------------------------------------------
 International Equity Portfolio                 - AIGGIC
                                                - GSAM-International
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio             - AIGGIC
                                                - SunAmerica
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Cash Management Portfolio                      - SunAmerica
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
SEASONS FOCUSED PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Focus Growth Portfolio                         - Alger
                                                - Salomon Brothers
                                                - Marsico
--------------------------------------------------------------------------------------------
 Focus TechNet Portfolio                        - Dresdner RCM
                                                - SunAmerica
--------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio              - Harris Associates
                                                - Marsico
                                                - Thornburg
--------------------------------------------------------------------------------------------
 Focus Value Portfolio                          - American Century
                                                - Third Avenue
                                                - J.P. Morgan
--------------------------------------------------------------------------------------------

The primary investment manager(s) and/or the management team(s) for each Portfolio and Managed Component is set forth in the following tables.


---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 SunAmerica/ Aggressive   SunAmerica     - Donna M. Calder              Ms. Calder joined the firm
 Growth component                          Senior Vice President and    in 1998 as a Vice President
 (Multi-Managed                            Portfolio Manager (Domestic  and portfolio manager and
 Seasons Portfolios)                       Equity Investment Team)      was named Senior Vice
                                                                        President in February 2001.
---------------------------------------------------------------------------------------------------
 SunAmerica/ Balanced     SunAmerica     - Francis D. Gannon            Mr. Gannon has been a
 component                                 Senior Vice President and    portfolio manager with the
 (Multi-Managed Seasons                    Portfolio Manager (Domestic  firm since 1996. He joined
 Portfolios)                               Equity Investment Team)      SunAmerica as an equity
                                                                        analyst in 1993.
                                         - Fixed Income Investment
                                           Team
---------------------------------------------------------------------------------------------------
 Janus/Growth component   Janus          - Scott W. Schoelzel           Mr. Schoelzel has been a
 (Multi-Managed                                                         portfolio manager with
 Seasons Portfolios)                                                    Janus since joining the
                                                                        firm in 1994.
---------------------------------------------------------------------------------------------------
 Wellington               Wellington     - Lucius T. Hill, III          Mr. Hill has been a
 Management/              Management       Senior Vice President,       portfolio manager with
 Fixed Income component                    Portfolio Manager and        Wellington Management since
 (Multi-Managed                            Partner                      joining the firm in 1993.
 Seasons Portfolios)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Asset Allocation:        Putnam         Global Asset Allocation Team:
 Diversified Growth
 Portfolio
                                         - Jeffery L. Knight            Mr. Knight is Managing
                                           Team Leader                  Director and Chief
                                                                        Investment Officer of the
                                                                        Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1993 and is a Chartered
                                                                        Financial Analyst with 10
                                                                        years investment
                                                                        experience.
                                         - Robert J. Kea                Mr. Kea is Senior Vice
                                           Team member                  President and Quantitative
                                                                        Analyst in the Global Asset
                                                                        Allocation Team. He joined
                                                                        Putnam in 1989 and is a
                                                                        Chartered Financial Analyst
                                                                        with 14 years of investment
                                                                        experience.
                                         - Robert J. Schoen             Mr. Schoen is Senior Vice
                                           Team member                  President and Quantitative
                                                                        Analyst for the Global
                                                                        Asset Allocation Team. He
                                                                        joined Putnam in 1987 and
                                                                        has 12 years of investment
                                                                        experience.
                                         - J. Graham Spiers             Mr. Spiers is Senior Vice
                                           Team member                  President and Portfolio
                                                                        Manager in the Global Asset
                                                                        Allocation Team. He joined
                                                                        Putnam in 1997 and is a
                                                                        Chartered Financial Analyst
                                                                        with 21 years of investment
                                                                        experience.
---------------------------------------------------------------------------------------------------
 Stock Portfolio          T. Rowe Price  - Robert W. Smith Investment   Mr. Smith has been managing
                                           Advisory Committee Chairman  investments with T. Rowe
                                           and Vice President           Price since joining the
                                                                        firm in 1992.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         AIGGIC       - Magali Azema-Barac             Ms. Azema-Barac joined
 Portfolio                               Portfolio Manager              AIGGIC in 2001 as Vice
                                                                        President, Portfolio
                                                                        Manager for AIGGIC's
                                                                        indexed equity portfolios.
                                                                        From September 1999 to
                                                                        December 2001, she was Vice
                                                                        President and Head of
                                                                        Equity at American General
                                                                        Investment Management, L.P.
                                                                        ("AGIM"). Prior to joining
                                                                        AGIM, she worked as an
                                                                        independent consultant from
                                                                        January 1999 to September
                                                                        1999. From 1994 to 1999,
                                                                        she worked for USWest
                                                                        Investment Management
                                                                        Company where she developed
                                                                        quantitative investment
                                                                        strategies and managed over
                                                                        $5 billion in index and
                                                                        enhanced-index funds.
---------------------------------------------------------------------------------------------------
                          GSAM         - Steven M. Barry                Mr. Barry joined GSAM as a
                                         Managing Director, Co-Chief    portfolio manager in 1999.
                                         Investment Officer and Senior  From 1988 to 1999, he was a
                                         Portfolio Manager              portfolio manager at
                                                                        Alliance Capital
                                                                        Management.
                                       - Kenneth T. Berents             Mr. Berents joined GSAM as
                                         Managing Director, Co-         a portfolio manager in
                                         Chairman of Investment         2000. From 1992 to 1999, he
                                         Committee and Senior           was Director of Research
                                         Portfolio Manager              and head of the Investment
                                                                        Committee at Wheat First
                                                                        Union.
                                       - Herbert E. Ehlers              Mr. Ehlers joined GSAM as a
                                         Managing Director, Chief       senior portfolio manager
                                         Investment Officer and Senior  and Chief Investment
                                         Portfolio Manager              Officer of the Growth team
                                                                        in 1997. From 1981 to 1997,
                                                                        he was the Chief Investment
                                                                        Officer and Chairman of
                                                                        Liberty Investment
                                                                        Management, Inc.
                                                                        ("Liberty") and its
                                                                        predecessor firm, Eagle
                                                                        Asset Management ("Eagle").
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))                 EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         GSAM           - Gregory H. Ekizian             Mr. Ekizian joined GSAM as
 Portfolio (continued)                     Managing Director, Co-Chief    portfolio manager and Co-
                                           Investment Officer and Senior  Chair of the Growth
                                           Portfolio Manager              Investment Committee in
                                                                          1997. From 1990 to 1997, he
                                                                          was a portfolio manager at
                                                                          Liberty and it's
                                                                          predecessor firm, Eagle.
                                         - Scott Kolar                    Mr. Kolar joined GSAM as an
                                           Vice President and Portfolio   equity analyst in 1997 and
                                           Manager                        became a portfolio manager
                                                                          in 1999. From 1994 to 1997,
                                                                          he was an equity analyst
                                                                          and information systems
                                                                          specialist at Liberty.
                                         - Ernest C. Segundo, Jr.         Mr. Segundo joined GSAM as
                                           Vice President, Co-Chairman    a portfolio manager in
                                           of Investment Committee and    1997. From 1992 to 1997, he
                                           Senior Portfolio Manager       was a portfolio manager at
                                                                          Liberty, and its
                                                                          predecessor firm, Eagle.
                                         - Mark D. Shattan                Mr. Shattan joined GSAM as
                                           Vice President and Portfolio   an equity analyst in 1999
                                           Manager                        and became a portfolio
                                                                          manager in May 2002. From
                                                                          1997 to 1999, he was a
                                                                          equity research analyst at
                                                                          Salomon Smith Barney.
                                         - David G. Shell                 Mr. Shell joined GSAM as a
                                           Managing Director, Co-Chief    portfolio manager in 1997.
                                           Investment Officer and Senior  From 1987 to 1997, he was a
                                           Portfolio Manager              portfolio manager at
                                                                          Liberty and its predecessor
                                                                          firm, Eagle.
---------------------------------------------------------------------------------------------------
                          Janus          - Scott W. Schoelzel             See above.
                                           Vice President and Portfolio
                                           Manager
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Composite      AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                 Portfolio Manager
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Francis D. Gannon            See above.
                                           Senior Vice President and
                                           Portfolio Manager (Domestic
                                           Equity Investment Team)
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Robert W. Smith              See above.
                                           Investment Advisory
                                           Committee Chairman and Vice
                                           President
---------------------------------------------------------------------------------------------------
 Large Cap Value          AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                 Portfolio Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Brian C. Rogers, CFA, --     Mr. Rogers joined T. Rowe
                                           Investment Advisory          Price's Equity Research
                                           Committee Chairman and Vice  Division in 1982 and has
                                           President                    been managing investments
                                                                        since 1983.
---------------------------------------------------------------------------------------------------
                          Wellington     - Steven T. Irons, CFA         Mr. Irons joined Wellington
                          Management       Vice President and           Management in 1993 as a
                                           Portfolio Manager            research analyst on the
                                                                        firm's Value Team.
                                         - John R. Ryan, CFA            Mr. Ryan joined Wellington
                                           Senior Vice President,       Management in 1981 as a
                                           Managing Partner and         portfolio manager on the
                                           Portfolio Manager            firm's Value Team.
---------------------------------------------------------------------------------------------------
 Mid Cap Growth           AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                 Portfolio Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Donald J. Peters             Mr. Peters has been a
                                           Vice President and           portfolio manager and
                                           Portfolio Manager            quantitative investment
                                                                        analyst for T. Rowe Price's
                                                                        Equity Research Division
                                                                        since joining the firm in
                                                                        1993.
---------------------------------------------------------------------------------------------------
                          Wellington     - Stephen Mortimer             Mr. Mortimer joined
                          Management       Vice President and           Wellington Management in
                                           Portfolio Manager            2001 as an equity analyst
                                                                        in the Growth and Capital
                                                                        Appreciation Groups. From
                                                                        1998 to 2001, he was an
                                                                        equity analyst at Vinik
                                                                        Asset Management. From 1997
                                                                        to 1998, he was a research
                                                                        analyst at Colonial
                                                                        Management.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Growth           Wellington     - Robert D. Rands, CFA         Mr. Rands joined Wellington
 Portfolio (continued)    Management       Senior Vice President,       Management in 1978 as a
                                           Partner and Assistant        special situations analyst
                                           Portfolio Manager            and became a portfolio
                                                                        manager in 1983.
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  AIGGIC         - Magali Azema-Barac           See above.
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------
                          GSAM           - Andrew Braun                 Mr. Braun joined GSAM as a
                                           Vice President and           mutual fund product
                                           Portfolio Manager            development analyst in July
                                                                        1993. From January 1997 to
                                                                        April 2001, he was a
                                                                        research analyst on the
                                                                        GSAM Value team and became
                                                                        a portfolio manager in May
                                                                        2001.
                                         - Dolores Bamford              Ms. Bamford joined GSAM as
                                           Vice President and           a portfolio manager for the
                                           Portfolio Manager            value team in April 2002.
                                                                        Prior to that, she was a
                                                                        portfolio manager at Putnam
                                                                        Investments for various
                                                                        products since 1991.
                                         - David L. Berdon              Mr. Berdon joined GSAM as a
                                           Vice President and           research analyst in March
                                           Portfolio Manager            2001 and became a portfolio
                                                                        manager in October 2002.
                                                                        From September 1999 to
                                                                        March 2001, he was a Vice
                                                                        President for Business
                                                                        Development and Strategic
                                                                        Alliances at Soliloquy Inc.
                                                                        From September 1997 to
                                                                        September 1999, he was a
                                                                        principal consultant at
                                                                        Diamond Technology
                                                                        Partners.
                                         - Scott Carroll                Mr. Carroll joined GSAM as
                                           Vice President and           a portfolio manager in May
                                           Portfolio Manager            2002. From 1996 to 2002, he
                                                                        worked at Van Kampen Funds
                                                                        where he had portfolio
                                                                        management and analyst
                                                                        responsibilities for Growth
                                                                        and Income and Equity
                                                                        Income Funds.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  GSAM           - Sally Pope Davis             Ms. Davis joined GSAM as a
 (continued)                               Vice President and           portfolio manager in August
                                           Portfolio Manager            2001. From December 1999 to
                                                                        July 2001, she was a
                                                                        relationship manager in the
                                                                        Private Wealth Management
                                                                        area at Goldman Sachs. From
                                                                        August 1989 to November
                                                                        1999, she was a bank
                                                                        analyst in the Goldman
                                                                        Sachs Investment Research
                                                                        Department.
                                         - Stacey Ann DeMatteis         Ms. DeMatteis joined GSAM
                                           Vice President and Client    as a product- marketing
                                           Portfolio Manager            analyst in September 1993.
                                                                        From December 1997 to April
                                                                        2000, she was a
                                                                        relationship manager in
                                                                        Broker-Dealer sales. In May
                                                                        2000, she became a client
                                                                        portfolio manager on the
                                                                        Value team.
                                         - Sean Gallagher               Mr. Gallagher joined GSAM
                                           Vice President and           as a research analyst in
                                           Portfolio Manager            May 2000. He became a
                                                                        portfolio manager in
                                                                        December 2001. From October
                                                                        1993 to May 2000, he was a
                                                                        research analyst at Merrill
                                                                        Lynch Asset Management.
                                         - James Otness                 Mr. Otness joined GSAM as a
                                           Vice President and Senior    portfolio manager in May
                                           Portfolio Manager            2000. From 1998 to 2000, he
                                                                        headed Dolphin Asset
                                                                        Management. From 1970 to
                                                                        1998, he worked at J.P.
                                                                        Morgan most recently as a
                                                                        managing director and
                                                                        portfolio manager
                                                                        responsible for small-cap
                                                                        institutional equity
                                                                        investments.
                                         - Lisa Parisi                  Ms. Parisi joined GSAM as a
                                           Vice President and           portfolio manager in August
                                           Portfolio Manager            2001. From December 2000 to
                                                                        August 2001, she was a
                                                                        portfolio manager at John
                                                                        A. Levin & Co. From March
                                                                        1995 to December 2000, she
                                                                        was a portfolio manager and
                                                                        managing director at
                                                                        Valenzuela Capital.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  GSAM           - Eileen Rominger              Ms. Rominger joined GSAM as
 (continued)                               Managing Director, Chief     a portfolio manager and
                                           Investment Officer and       Chief Investment officer of
                                           Senior Portfolio Manager     the Value Equity team in
                                                                        1999. From 1981 to 1999,
                                                                        she worked at Oppenheimer
                                                                        Capital, most recently as a
                                                                        senior portfolio manager.
---------------------------------------------------------------------------------------------------
                          Lord Abbett    - Eileen Banko                 Ms. Banko joined Lord
                                           Equity Analyst               Abbett in 1990.
                                         - David Builder                Mr. Builder joined Lord
                                           Equity Analyst               Abbett in 1998. Prior to
                                                                        that, he was an analyst at
                                                                        Bear Stearns from
                                                                        1996-1998.
                                         - Howard E. Hansen             Mr. Hansen joined Lord
                                           Partner at Lord Abbett and   Abbett in 1995. He has been
                                           Investment Manager           an associate portfolio
                                                                        manager since 1997.
                                         - Edward K. von der Linde      Mr. von der Linde has been
                                           Partner at Lord Abbett,      a portfolio manager with
                                           Investment Manager and       Lord Abbett since 1995. He
                                           Team Leader                  joined the firm in 1988.
---------------------------------------------------------------------------------------------------
 Small Cap Portfolio      AIGGIC         - Magali Azema-Barac           See above.
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Lord Abbett    - John J. DiChiaro             Mr. DiChiaro joined Lord
                                           Partner at Lord Abbett and   Abbett in 2000. Prior to
                                           Senior Strategy              joining Lord Abbett, Mr.
                                           Coordinator                  DiChiaro was Vice
                                                                        President -- Securities
                                                                        Group with Wafra Investment
                                                                        Advisory Group from 1988 to
                                                                        2000.
                                         - Lesley-Jane Dixon            Ms. Dixon joined Lord
                                           Partner at Lord Abbett and   Abbett in 1995.
                                           Senior Research Analyst
                                         - F. Thomas O'Halloran         Mr. O'Halloran joined Lord
                                           Investment Manager and       Abbett in 2001. Prior to
                                           Team Leader                  joining Lord Abbett, Mr.
                                                                        O'Halloran was Executive
                                                                        Director/Senior Research
                                                                        Analyst with Dillon
                                                                        Reed/UBS Warburg.
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Donna Calder                 See above.
                                           Senior Vice President and
                                           Portfolio Manager
                                           (Domestic Equity Investment
                                           Team)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 International Equity     AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                 Portfolio Manager
---------------------------------------------------------------------------------------------------
                          GSAM-          - Nuno Fernandes               Mr. Fernandes joined
                          International    Executive Director and       GSAM-International as a
                                           Senior Portfolio Manager     research analyst on the
                                                                        global emerging markets
                                                                        equity team in April 1998.
                                                                        He was named a senior
                                                                        portfolio manager in April
                                                                        1999. From 1994 to 1998, he
                                                                        worked for ING Barings and
                                                                        Smith Barney where he
                                                                        followed Latin American
                                                                        banking stocks.
                                         - Shogo Maeda                  Mr. Maeda joined GSAM-
                                           Managing Director and        International as a
                                           Senior Portfolio Manager     portfolio manager in 1994.
                                                                        He became Chief Investment
                                                                        Officer for Pan Asian
                                                                        Equities in 2001.
                                         - Safa Muhtaseb                Mr. Muhtaseb joined GSAM-
                                           Executive Director           International as a
                                           Senior Portfolio Manager     portfolio manager in
                                                                        December 2001. From 1999 to
                                                                        2001, he was a Director of
                                                                        International Equity
                                                                        Investments at Virginia
                                                                        Retirement System.
                                         - Susan Noble                  Ms. Noble joined GSAM-
                                           Managing Director and        International as a senior
                                           Senior Portfolio Manager     portfolio manager and head
                                                                        of the European Equity team
                                                                        in October 1997.
                                         - Michael Stanes               Mr. Stanes joined GSAM-
                                           Executive Director and       International as a
                                           Senior Portfolio Manager     portfolio manager in
                                                                        November 2002. From 1986 to
                                                                        2001, he worked at Mercury
                                                                        Asset Management where he
                                                                        managed UK equity
                                                                        portfolios in London,
                                                                        Japanese equity portfolios
                                                                        in Tokyo and, most
                                                                        recently, US and global
                                                                        portfolios in the US.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 International Equity     Lord Abbett    - Ingrid C. Holm               Ms. Holm joined Lord Abbett
 Portfolio (continued)                     Investment Manager           in 2001. Prior to joining
                                                                        Lord Abbett, Ms. Holm was a
                                                                        portfolio manager at
                                                                        Batterymarch Financial
                                                                        Management, Inc. from 2000-
                                                                        2001. From 1987-2000, she
                                                                        held various positions at
                                                                        the Prudential Insurance
                                                                        Company of America, most
                                                                        recently as a Global Equity
                                                                        portfolio manager.
                                         - Robert G. Morris             Mr. Morris joined Lord
                                           Partner and Director of      Abbett in 1991.
                                           Equity Investments
---------------------------------------------------------------------------------------------------
 Diversified Fixed        AIGGIC         - Magali Azema-Barac           See above.
 Income Portfolio                          Portfolio Manager
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Michael Cheah, CFA           Mr. Cheah joined SunAmerica
                                           Vice President and           in 1999 as Vice President
                                           Portfolio Manager            and portfolio manager
                                                                        responsible for all
                                                                        investment grade fixed-
                                                                        income portfolios. Prior to
                                                                        joining SunAmerica, he was
                                                                        a Director of the U.S. Bond
                                                                        Division and Representative
                                                                        of the New York Office of
                                                                        the Monetary Authority of
                                                                        Singapore from 1991 to
                                                                        1999.
---------------------------------------------------------------------------------------------------
                          Wellington     - Lucius T. Hill, III          See above.
                          Management       Senior Vice President,
                                           Portfolio Manager and
                                           Partner
---------------------------------------------------------------------------------------------------
 Cash Management          SunAmerica     - Fixed Income Investment      N/A
 Portfolio                                 Team
---------------------------------------------------------------------------------------------------
 Focus Growth Portfolio   Alger          - Fred Alger                   Mr. Alger founded Alger in
                                           Chairman, President and      1964. He served as
                                           Chief Market Strategist      President and Portfolio
                                                                        Manager until 1995. Mr.
                                                                        Alger assumed
                                                                        responsibilities of Chief
                                                                        Market Strategist in 2001.
                                         - Dan Chung, CFA               Mr. Chung joined Alger in
                                           Chief Investment Officer,    1994 as a Research
                                           Director of Research and     Associate. He later served
                                           Portfolio Manager            as Associate Analyst,
                                                                        Analyst and Senior Analyst
                                                                        before his current
                                                                        responsibilities as Chief
                                                                        Investment Officer.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Growth Portfolio   Salomon        - Alan J. Blake                Mr. Blake is a Portfolio
 (continued)              Brothers         Managing Director            Manager of Salomon
                                                                        Brothers, which he joined
                                                                        in 2001. He is also the
                                                                        Managing Director of
                                                                        Salomon Smith Barney and a
                                                                        Senior Portfolio Manager of
                                                                        Smith Barney Asset
                                                                        Management. He has worked
                                                                        with Salomon Smith Barney
                                                                        or its predecessor
                                                                        companies since 1991.
---------------------------------------------------------------------------------------------------
                          Marsico        - Thomas F. Marsico            Mr. Marsico has been the
                                           Chairman, Chief Executive    Chairman and Chief
                                           Officer and Portfolio        Executive Officer of
                                           Manager                      Marsico since he formed
                                                                        Marsico in 1997. From 1988
                                                                        through 1997, Mr. Marsico
                                                                        served as the portfolio
                                                                        manager of the Janus Twenty
                                                                        Fund and from 1991 through
                                                                        1997, Mr. Marsico served as
                                                                        the portfolio manager of
                                                                        the Janus Growth & Income
                                                                        Fund.
---------------------------------------------------------------------------------------------------
 Focus TechNet Portfolio  Dresdner       - Walter C. Price, Jr., CFA    Mr. Price is a Managing
                                           Portfolio Manager            Director of Dresdner, with
                                                                        which he has been
                                                                        associated since 1974. He
                                                                        has research and money
                                                                        management responsibilities
                                                                        for much of Dresdner's
                                                                        technology area.
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Donna Calder                 See above.
                                           Senior Vice President and
                                           Portfolio Manager (Domestic
                                           Equity Team)
                                         - Soohwan Kim, CFA             Mr. Kim joined SunAmerica
                                           Senior Technology Analyst    as a Senior Research
                                                                        Analyst in July of 1999.
                                                                        Previously, he was Vice
                                                                        President and Analyst at
                                                                        Citibank Global Asset
                                                                        Management. From 1992 to
                                                                        1993, he served as an
                                                                        Economist with the Union
                                                                        Bank of Switzerland.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Growth and Income  Harris         - William C. Nygren, CFA       Mr. Nygren joined Harris in
 Portfolio                Associates       Partner and Portfolio        1983 and has over 21 years
                                           Manager                      of investment experience.
                                                                        From 1990 to 1998, Mr.
                                                                        Nygren was the Director of
                                                                        Research of Harris.
                                         - Edward S. Loeb, CFA          Mr. Loeb joined Harris
                                           Partner and Portfolio        Associates in 1989 and is
                                           Manager                      the firm's Director of
                                                                        Institutional Portfolios.
                                                                        He has over 14 years of
                                                                        investment experience.
                                         - Michael J. Mangan, CFA       Mr. Mangan joined Harris
                                           Portfolio Manager            Associates in 1997 and has
                                                                        over 14 years of investment
                                                                        experience.
---------------------------------------------------------------------------------------------------
                          Marsico        - Thomas F. Marsico            See above.
                                           Chairman, Chief Executive
                                           Officer and Portfolio
                                           Manager
---------------------------------------------------------------------------------------------------
                          Thornburg      - William V. Fries, CFA        Mr. Fries has been a
                                           Managing Director and        Managing Director and
                                           Portfolio Manager            portfolio manager at
                                                                        Thornburg since 1995.
                                                                        Previously he had been
                                                                        affiliated with USAA
                                                                        Investment Management
                                                                        Company for over 20 years.
---------------------------------------------------------------------------------------------------
 Focus Value Portfolio    American       - Phillip N. Davidson, CFA     Mr. Davidson is Chief
                          Century          Chief Investment Officer-    Investment Officer-Value,
                                           Value, Senior Vice           Senior Vice President and
                                           President and Senior         Senior Portfolio Manager
                                           Portfolio Manager            and has been with American
                                                                        Century since 1993.
                                         - Scott A. Moore, CFA          Mr. Moore has been a member
                                           Vice President and           of the team that manages
                                           Portfolio Manager            the Portfolio since October
                                                                        1996 and a Portfolio
                                                                        Manager since February
                                                                        1999. He joined American
                                                                        Century in August 1993 as
                                                                        an Investment Analyst.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Value Portfolio    Third Avenue   - Martin J. Whitman, CFA       Mr. Whitman has been Co-
 (continued)                               Co-Chief Investment Officer  Chief Investment Officer of
                                           and Portfolio Manager        Third Avenue since 2003.
                                                                        Previously, Mr. Whitman
                                                                        served as Chief Investment
                                                                        Officer of Third Avenue
                                                                        (and its predecessor
                                                                        entity) from 1991 to 2003.
                                                                        Mr. Whitman also has been
                                                                        Chairman and Chief
                                                                        Executive Officer of Third
                                                                        Avenue Trust (and its
                                                                        predecessors) since 1990.
                                         - Curtis R. Jensen             Mr. Jensen has been Co-
                                           Co-Chief Investment Officer  Chief Investment Officer of
                                           and Portfolio Manager        Third Avenue since 2003.
                                                                        Mr. Jensen also has been
                                                                        Portfolio Manager of Third
                                                                        Avenue Small-Cap Value Fund
                                                                        since 2001. Prior to that,
                                                                        he had been Co-Portfolio
                                                                        Manager since 1997. Mr.
                                                                        Jensen has been a Senior
                                                                        Research Analyst at Third
                                                                        Avenue since 1995. Mr.
                                                                        Jensen is assisted by Ian
                                                                        Lapey, who has been
                                                                        employed by Third Avenue
                                                                        since 2001.
---------------------------------------------------------------------------------------------------
                          J.P. Morgan    - Jonathan K. L. Simon         Mr. Simon is a portfolio
                                           Managing Director/Portfolio  manager in the U.S. Equity
                                           Manager                      Group. An employee since
                                                                        1980, Mr. Simon manages the
                                                                        J.P. Morgan Mid Cap Value
                                                                        Fund and JPMF Strategic
                                                                        Value Fund. Mr. Simon is
                                                                        also co-portfolio manager
                                                                        of the JPMF America Equity
                                                                        Fund and J.P. Morgan Growth
                                                                        & Income Fund.
---------------------------------------------------------------------------------------------------


CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class 3 shares of the Portfolios are not offered directly to the public. Instead, Class 3 shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. All shares of the Trust are owned by "Separate Accounts" of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies. Class 3 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 1 and 2 shares are offered through a separate prospectus.



You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the Contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Annuity Contract, including information on fees and expenses of the Contract and the Portfolios, in the Prospectus that offers the Contract, which accompanies this Prospectus.



The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.


SERVICE FEES


Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such Class 3 shares. The service fees will be used to reimburse the Life Insurance Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Annuity Contracts who are the indirect beneficial owners of the Portfolios' Class 3 shares. Because these service fees are paid out of each Portfolio's Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and affect your return.


TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share (NAV) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's shares outstanding.

Investments for which market quotations are readily available are valued at market, except that short-term securities with 60 days or less to maturity are valued on an amortized cost basis. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities then these securities are fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.


The INTERNATIONAL EQUITY PORTFOLIO may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of this Portfolio's shares may change on days when the Trust is not open for purchases or redemptions.


Because Class 3 and Class 2 shares are subject to service fees, while Class 1 shares are not, the net asset value per share of the Class 3 and Class 2 shares will generally be lower than the net asset value per share of the Class 1 shares of each Portfolio.

BUY AND SELL PRICES. Variable Contracts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 3 shares are subject to service fees pursuant to a 12b-1 plan.


EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.


The per share dividends on Class 3 shares will generally be lower than the per share dividends on Class 1 shares of the same Portfolio as a result of the fact that Class 3 shares are subject to service fees, while Class 1 shares are not.


TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following Financial Highlights tables for Class 1 shares of each Portfolio other than the Focus Tech Net Portfolio, the Focus Growth and Income Portfolio and the Focus Value Portfolio in which we include Class 2 (formerly Class B) shares, are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). Financial Highlight information for Class 3 shares of each Portfolio began November 11, 2002, and is reflected below. Since Class 3 shares have been in existence for a short period of time, financial highlights information for Class 1 or Class 2 shares is also shown for all Portfolios. Class 3 shares would have had substantially similar total returns as those shown for Class 1 or Class 2 shares because the shares are invested in the same portfolio of securities as the Class 1 or Class 2 shares. The total returns of the Class 3 shares would differ from those of the Class 1 or Class 2 shares only to the extent that Class 3 shares are subject to higher service fees than Class 2 shares services fees while Class 1 shares are not subject to service fees. If these amounts were reflected, returns would be less than those shown below. The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's annual report to shareholders, which is available upon request.


--------------------------------------------------------------------------------------------

                                                                    DIVIDENDS     DIVIDENDS
            NET ASSET      NET        NET REALIZED                   DECLARED     FROM NET
              VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM     FROM NET     REALIZED
PERIOD      BEGINNING     INCOME     GAIN(LOSS) ON    INVESTMENT    INVESTMENT     GAIN ON
ENDED       OF PERIOD   (LOSS)*/**    INVESTMENTS*    OPERATIONS*     INCOME     INVESTMENTS
--------------------------------------------------------------------------------------------
                                 Multi-Managed Growth Portfolio Class 1

3/31/99      $12.85       $0.16          $ 4.41         $ 4.57        $(0.18)      $(0.03)
3/31/00       17.21        0.18            7.72           7.90         (0.19)       (3.44)
3/31/01       21.48        0.30           (6.30)         (6.00)        (0.06)       (3.26)
3/31/02       12.16        0.16           (1.09)         (0.93)        (0.20)       (0.43)
3/31/03       10.60        0.12           (1.87)         (1.75)        (0.15)          --

                                 Multi-Managed Growth Portfolio Class 3
11/11/02-
03/31/03     $ 9.00       $0.03          $(0.20)        $(0.17)       $(0.14)      $   --

                            Multi-Managed Moderate Growth Portfolio Class 1

3/31/99      $12.37       $0.28          $ 3.10         $ 3.38        $(0.23)      $(0.02)
3/31/00       15.50        0.33            5.24           5.57        $(0.30)      $(2.17)
3/31/01       18.60        0.44           (4.25)         (3.81)        (0.10)       (2.48)
3/31/02       12.21        0.27           (0.90)         (0.63)        (0.25)       (0.29)
3/31/03       11.04        0.21           (1.45)         (1.24)        (0.21)          --

                            Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
03/31/03     $ 9.83       $0.05          $(0.11)        $(0.06)       $(0.20)      $   --

                             Multi-Managed Income/Equity Portfolio Class 1

3/31/99      $11.79       $0.43          $ 1.57         $ 2.00        $(0.36)      $(0.10)
3/31/00       13.33        0.49            1.87           2.36         (0.41)       (0.99)
3/31/01       14.29        0.54           (1.79)         (1.25)        (0.16)       (0.95)
3/31/02       11.93        0.41           (0.54)         (0.13)        (0.34)       (0.35)
3/31/03       11.11        0.34           (0.62)         (0.28)        (0.29)          --

                             Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
3/31/03      $10.71       $0.08          $ 0.02         $ 0.10        $(0.29)      $   --

----------  -------------------------------------------------------------------------
                                                                RATIO OF
              NET                       NET                       NET
             ASSET                    ASSETS      RATIO OF     INVESTMENT
             VALUE                    END OF     EXPENSES TO   INCOME TO
PERIOD       END OF       TOTAL       PERIOD       AVERAGE      AVERAGE     PORTFOLIO
ENDED        PERIOD     RETURN***     (000'S)    NET ASSETS    NET ASSETS   TURNOVER
----------  -------------------------------------------------------------------------
                             Multi-Managed Growth Portfolio Class 1
3/31/99     $ 17.21       35.98%     $ 69,712       1.19%         1.11%        124%
3/31/00       21.48       49.03       103,976       1.15          0.98         117
3/31/01       12.16      (30.90)       97,476       1.06          1.73         123
3/31/02       10.60       (7.77)       84,012       1.05          1.35         102
3/31/03        8.70      (16.57)       51,638       1.09          1.25         106
                             Multi-Managed Growth Portfolio Class 3
11/11/02-
03/31/03    $  8.69       (1.90)%    $     49       1.39%#        0.88%#       106%
                         Multi-Managed Moderate Growth Portfolio Class 1
3/31/99     $ 15.50       27.73%     $ 75,694       1.16%         2.08%        105%
3/31/00       18.60       37.90       107,421       1.10          1.97         108
3/31/01       12.21      (22.41)      104,548       1.01          2.72         118
3/31/02       11.04       (5.27)       96,218       0.99          2.28         102
3/31/03        9.59      (11.26)       63,068       1.00          2.06         108
                         Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
03/31/03    $  9.57       (0.58)%    $    172       1.28%#        1.70%#       108%
                          Multi-Managed Income/Equity Portfolio Class 1
3/31/99     $ 13.33       17.27%     $ 62,121       1.14%         3.51%         65%
3/31/00       14.29       18.52        74,778       1.10          3.61          68
3/31/01       11.93       (9.21)       72,843       1.04          4.01          86
3/31/02       11.11       (1.15)       68,230       1.00          3.49          62
3/31/03       10.54       (2.47)       51,615       0.98          3.17          85
                          Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
3/31/03     $ 10.52        0.93%     $    249       1.26%#        2.67%#        85%


----------------------------------------


  * Calculated based upon average shares outstanding



 ** After fee waivers and expense reimbursements by the investment adviser



*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.



 # Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                           NET
                                        REALIZED &                  DIVIDENDS     DIVIDENDS
              NET ASSET                 UNREALIZED                   DECLARED     FROM NET
                VALUE        NET       GAIN (LOSS)    TOTAL FROM     FROM NET     REALIZED
              BEGINNING   INVESTMENT        ON        INVESTMENT    INVESTMENT     GAIN ON
PERIOD ENDED  OF PERIOD   INCOME*/**   INVESTMENTS*   OPERATIONS*     INCOME     INVESTMENTS
--------------------------------------------------------------------------------------------
                                  Multi-Managed Income Portfolio Class 1

3/31/99        $11.29       $0.53         $ 0.72        $ 1.25        $(0.40)      $(0.07)
3/31/00         12.07        0.57           0.49          1.06         (0.54)       (0.40)
3/31/01         12.19        0.61          (0.53)         0.08         (0.14)       (0.48)
3/31/02         11.65        0.51          (0.40)         0.11         (0.40)       (0.16)
3/31/03         11.20        0.45          (0.02)         0.43         (0.35)          --

                                  Multi-Managed Income Portfolio Class 3

11/11/02-
03/31/03       $11.34       $0.14         $ 0.12        $ 0.26        $(0.34)      $   --

                          Asset Allocation: Diversified Growth Portfolio Class 1

3/31/99        $11.71       $0.14         $ 0.90        $ 1.04        $(0.12)      $   --
3/31/00         12.63        0.21           2.04          2.25         (0.22)       (0.71)
3/31/01         13.95        0.28          (2.45)        (2.17)        (0.07)       (0.63)
3/31/02         11.08        0.17          (0.32)        (0.15)        (0.16)       (0.07)
3/31/03         10.70        0.15          (2.28)        (2.13)        (0.12)          --

                          Asset Allocation: Diversified Growth Portfolio Class 3

11/11/02-
03/31/03       $ 9.00       $0.02         $(0.47)       $(0.45)       $(0.11)      $   --

                                         Stock Portfolio Class 1

3/31/99        $14.66       $0.03         $ 1.84        $ 1.87        $(0.02)      $(0.30)
3/31/00         16.21       (0.01)          4.47          4.46            --        (1.07)
3/31/01         19.60        0.01          (4.03)        (4.02)           --        (1.23)
3/31/02         14.35        0.01           0.62          0.63         (0.01)       (0.61)
3/31/03         14.36        0.01          (3.36)        (3.35)           --           --

                                         Stock Portfolio Class 3

11/11/02-
03/31/03       $11.34       $  --         $(0.37)       $(0.37)       $   --       $   --

                                                                 RATIO OF
                NET                      NET                        NET
               ASSET                    ASSETS     RATIO OF     INVESTMENT
               VALUE                    END OF    EXPENSES TO    INCOME TO
               END OF       TOTAL       PERIOD      AVERAGE       AVERAGE        PORTFOLIO
PERIOD ENDED   PERIOD     RETURN***    (000'S)    NET ASSETS    NET ASSETS       TURNOVER
------------  ----------------------------------------------------------------------------
                                 Multi-Managed Income Portfolio Class 1
3/31/99       $ 12.07       11.19%     $ 50,250      1.06%(2)       4.50%(2)         43%
3/31/00         12.19        9.16        54,037      1.06(2)        4.72(2)          61
3/31/01         11.65        0.60        52,683      1.06(2)        5.04(2)          85
3/31/02         11.20        0.88        52,122      1.05(1)(2)     4.40(1)(2)       57
3/31/03         11.28        3.87        43,960      0.96(2)        3.97(2)          94
                                 Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03      $ 11.26       2.37%      $     74      1.21%#(2)      3.24%#(2)        94%
                         Asset Allocation: Diversified Growth Portfolio Class 1
3/31/99       $ 12.63        9.02%     $117,663      1.21%(2)       1.21%(2)        149%
3/31/00         13.95       18.14       161,058      1.21(2)        1.58(2)         156
3/31/01         11.08      (16.04)      154,240      0.98@(2)       2.12@(2)        193
3/31/02         10.70       (1.34)      138,550      0.96(2)        1.53(2)         233
3/31/03          8.45      (19.98)       93,278      0.95(2)        1.58(2)         143
                         Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03      $  8.44       (5.02)%    $    241      1.22%#(2)      0.68%#(2)       143%
                                        Stock Portfolio Class 1
3/31/99       $ 16.21       13.05%     $ 97,047      1.10%          0.20%            52%
3/31/00         19.60       28.35       132,831      1.06         (0.05)             75
3/31/01         14.35      (21.62)      128,896      0.95           0.07             77
3/31/02         14.36        4.36       114,656      0.95           0.04             59
3/31/03         11.01      (23.33)       75,591      0.95           0.11             45
                                        Stock Portfolio Class 3
11/11/02-
03/31/03      $ 10.97       (3.26)%    $    189      1.22%#        (0.04)%#          45%


----------------------------------------


  * Calculated based upon average shares outstanding



 ** After fee waivers and expense reimbursements by the investment adviser



*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.



 # Annualized



 @ Gross of custody credits of 0.01%



(1) Ratio includes advisory recoupment which increased the net expense ratio and decreased the net investment income ratio by 0.04% for Class 1.



(2) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                         EXPENSES
                                     ------------------------------------------------
                                     3/31/99    3/31/00   3/31/01   3/31/02   3/31/03
                                     --------   -------   -------   -------   -------
        Multi-Managed Income
         Portfolio Class 1.........    1.07%     1.08%     1.09%     1.05%     0.96%
        Multi-Managed Income
         Portfolio Class 3.........      --        --        --        --      1.21#
        Asset Allocation:
         Diversified Growth
         Portfolio Class 1.........    1.22      1.21      0.98      0.96      0.95
        Asset Allocation:
         Diversified Growth
         Portfolio Class 3.........      --        --        --        --      1.22#

                                               NET INVESTMENT INCOME (LOSS)
                                     ------------------------------------------------
                                     3/31/99    3/31/00   3/31/01   3/31/02   3/31/03
                                     --------   -------   -------   -------   -------
        Multi-Managed Income
         Portfolio Class 1.........    4.49%     4.70%      5.01%    4.40%      3.97%
        Multi-Managed Income
         Portfolio Class 3.........      --        --         --       --       3.24#
        Asset Allocation:
         Diversified Growth
         Portfolio Class 1.........    1.20      1.58       2.12     1.53       1.58
        Asset Allocation:
         Diversified Growth
         Portfolio Class 3.........      --        --         --       --       0.68#

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         NET
                                      REALIZED &                  DIVIDENDS     DIVIDENDS
            NET ASSET      NET        UNREALIZED                   DECLARED     FROM NET
              VALUE     INVESTMENT   GAIN (LOSS)    TOTAL FROM     FROM NET     REALIZED
PERIOD      BEGINNING     INCOME          ON        INVESTMENT    INVESTMENT     GAIN ON
ENDED       OF PERIOD   (LOSS)*/**   INVESTMENTS*   OPERATIONS*     INCOME     INVESTMENTS
------------------------------------------------------------------------------------------
                                  Large Cap Growth Portfolio Class 1

2/8/99-
3/31/99      $10.00       $   --        $ 0.77        $ 0.77        $   --       $   --
3/31/00       10.77        (0.04)         4.53          4.49         (0.01)       (0.30)
3/31/01       14.95        (0.01)        (5.35)        (5.36)        (0.02)       (1.19)
3/31/02        8.38           --         (0.40)        (0.40)           --           --
3/31/03        7.98           --         (1.99)        (1.99)           --           --

                                  Large Cap Growth Portfolio Class 3

11/11/02-
03/31/03     $ 6.27       $   --        $(0.31)       $(0.31)       $   --       $   --

                                Large Cap Composite Portfolio Class 1

2/8/99-
3/31/99      $10.00       $ 0.01        $ 0.43        $ 0.44        $   --       $   --
3/31/00       10.44         0.01          2.64          2.65         (0.02)       (0.02)
3/31/01       13.05           --         (3.02)        (3.02)           --        (0.73)
3/31/02        9.30         0.01         (0.11)        (0.10)           --        (0.01)
3/31/03        9.19         0.03         (2.32)        (2.29)        (0.03)          --

                                Large Cap Composite Portfolio Class 3

11/11/02-
3/31/03      $ 7.22       $ 0.01        $(0.36)       $(0.35)       $(0.01)      $   --

                                  Large Cap Value Portfolio Class 1

2/8/99-
3/31/99      $10.00       $ 0.02        $ 0.19        $ 0.21        $   --       $   --
3/31/00       10.21         0.13          0.44          0.57         (0.11)       (0.26)
3/31/01       10.41         0.12          1.05          1.17         (0.12)       (0.77)
3/31/02       10.69         0.10          0.15          0.25         (0.06)       (0.28)
3/31/03       10.60         0.11         (2.84)        (2.73)        (0.03)       (0.04)

                                  Large Cap Value Portfolio Class 3

11/11/02-
3/31/03      $ 8.27       $ 0.03        $(0.46)       $(0.43)       $(0.02)      $(0.04)

                                                               RATIO OF
              NET                      NET      RATIO OF          NET
             ASSET                   ASSETS    EXPENSES TO    INVESTMENT
             VALUE                   END OF      AVERAGE       INCOME TO
PERIOD       END OF       TOTAL      PERIOD        NET          AVERAGE      PORTFOLIO
ENDED        PERIOD     RETURN***    (000'S)    ASSETS(2)    NET ASSETS(2)   TURNOVER
----------  --------------------------------------------------------------------------
                                Large Cap Growth Portfolio Class 1
2/8/99-
3/31/99     $  10.77       7.70%     $14,916      1.10%#          0.20%#         6%
3/31/00        14.95      41.95       27,860      1.10++         (0.31)++       74
3/31/01         8.38     (37.78)      26,094      1.10@          (0.07)@        40
3/31/02         7.98      (4.77)      21,905      1.10           (0.03)         43
3/31/03         5.99     (24.94)      12,337      1.10            0.06          58
                                Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03    $   5.96      (4.94)%    $   141      1.35%#         (0.01)%#       58%
                              Large Cap Composite Portfolio Class 1
2/8/99-
3/31/99     $  10.44       4.40%     $11,834      1.10%#          0.55%#         8%
3/31/00        13.05      25.42       18,672      1.10++          0.08++        38
3/31/01         9.30     (24.05)      14,265      1.10@          (0.03)@        64
3/31/02         9.19      (1.10)      12,889      1.10            0.16          64
3/31/03         6.87     (24.99)       4,219      1.10            0.33          59
                              Large Cap Composite Portfolio Class 3
11/11/02-
3/31/03     $   6.86      (4.81)%    $    97      1.28%#          0.31%#        59%
                                Large Cap Value Portfolio Class 1
2/8/99-
3/31/99     $  10.21       2.10%     $13,625      1.10%#          1.53%#         5%
3/31/00        10.41       5.59       16,751      1.10++          1.21++        52
3/31/01        10.69      11.14       17,942      1.10@           1.08@         49
3/31/02        10.60       2.43       17,457      1.10            0.90          30
3/31/03         7.80     (25.86)      10,653      1.10(1)         1.19(1)       32
                                Large Cap Value Portfolio Class 3
11/11/02-
3/31/03     $   7.78      (5.27)%    $   140      1.28%#(1)       1.14%#(1)     32%


----------------------------------------


  * Calculated based upon average shares outstanding



 ** After fee waivers and expense reimbursements by the investment adviser



*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.



 # Annualized



  ++ The ratios reflect an expense cap of 1.10% which is net of custody credits of (0.01%), (0.02%) and (0.02%) for the Large Cap Growth Class 1, Large Cap Composite Class 1 and Large Cap Value Class 1, respectively, or waivers/reimbursements if applicable



 @ The ratios reflect an expense cap of 1.10% for Class 1, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable



(1) The ratios reflect an expense ratio, which includes advisory fee recoupment which increased the net expense ratio and decreased the net investment income ratio for the Large Cap Value Portfolio by 0.02% and 0.02% for Class 1 and Class 3, respectively.



(2) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                         EXPENSES
                                     ------------------------------------------------
                                     3/31/99#   3/31/00   3/31/01   3/31/02   3/31/03
                                     --------   -------   -------   -------   -------
        Large Cap Growth Portfolio
         Class 1...................    2.12%     1.31%     1.36%     1.15%     1.16%
        Large Cap Growth Portfolio
         Class 3...................      --        --        --        --      1.45#
        Large Cap Composite
         Portfolio Class 1.........    2.33      1.50      1.69      1.56      1.54
        Large Cap Composite
         Portfolio Class 3.........      --        --        --        --      1.96#
        Large Cap Value Portfolio
         Class 1...................    2.16      1.41      1.64      1.20      1.10
        Large Cap Value Portfolio
         Class 3...................      --        --        --        --      1.39#

                                               NET INVESTMENT INCOME (LOSS)
                                     ------------------------------------------------
                                     3/31/99#   3/31/00   3/31/01   3/31/02   3/31/03
                                     --------   -------   -------   -------   -------
        Large Cap Growth Portfolio
         Class 1...................   (0.82)%    (0.52)%   (0.33)%   (0.09)%    0.01%
        Large Cap Growth Portfolio
         Class 3...................      --         --        --        --     (0.12)#
        Large Cap Composite
         Portfolio Class 1.........   (0.68)     (0.32)    (0.62)    (0.30)    (0.10)
        Large Cap Composite
         Portfolio Class 3.........      --         --        --        --     (0.37)#
        Large Cap Value Portfolio
         Class 1...................    0.47       0.90      0.54      0.80      1.20
        Large Cap Value Portfolio
         Class 3...................      --         --        --        --      1.03#

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

                                          NET                       DIVIDENDS     DIVIDENDS
            NET ASSET      NET         REALIZED &                    DECLARED     FROM NET
              VALUE     INVESTMENT     UNREALIZED     TOTAL FROM     FROM NET     REALIZED
PERIOD      BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT    INVESTMENT     GAIN ON
ENDED       OF PERIOD   (LOSS)*/**    INVESTMENTS*    OPERATIONS*     INCOME     INVESTMENTS
--------------------------------------------------------------------------------------------
                                    Mid Cap Growth Portfolio Class 1

2/8/99-
3/31/99      $10.00       $   --         $ 0.46         $ 0.46        $   --       $   --
3/31/00       10.46        (0.09)          7.94           7.85            --        (0.36)
3/31/01       17.95        (0.10)         (5.35)         (5.45)           --        (3.16)
3/31/02        9.34        (0.07)          0.80           0.73            --           --
3/31/03       10.07        (0.06)         (2.33)         (2.39)           --           --

                                    Mid Cap Growth Portfolio Class 3
11/11/02-
3/31/03      $ 7.76       $(0.03)        $(0.08)        $(0.11)       $   --       $   --

                                    Mid Cap Value Portfolio Class 1

2/8/99-
3/31/99      $10.00       $ 0.02         $(0.04)        $(0.02)       $   --       $   --
3/31/00        9.98         0.11           0.84           0.95         (0.09)       (0.32)
3/31/01       10.52         0.13           2.49           2.62         (0.11)       (0.88)
3/31/02       12.15         0.10           1.93           2.03         (0.09)       (0.68)
3/31/03       13.41         0.11          (2.73)         (2.62)        (0.02)       (0.16)

                                    Mid Cap Value Portfolio Class 3
11/11/02-
3/31/03      $11.07       $ 0.04         $(0.34)        $(0.30)       $(0.02)      $(0.16)

                                      Small Cap Portfolio Class 1

2/8/99-
3/31/99      $10.00       $   --         $(0.09)        $(0.09)       $   --       $   --
3/31/00        9.91        (0.03)          4.65           4.62         (0.01)       (0.44)
3/31/01       14.08        (0.02)         (3.91)         (3.93)           --        (2.12)
3/31/02        8.03        (0.02)          0.35           0.33            --           --
3/31/03        8.36        (0.03)         (2.32)         (2.35)           --           --

                                      Small Cap Portfolio Class 3

11/11/02-
3/31/03      $ 6.19       $(0.01)        $(0.19)        $(0.20)       $   --       $   --

----------  ----------------------------------------------------------------------------
                                                                 RATIO OF
                                                                    NET
              NET                      NET       RATIO OF       INVESTMENT
             ASSET                   ASSETS     EXPENSES TO      INCOME TO
             VALUE                   END OF       AVERAGE         AVERAGE
PERIOD       END OF       TOTAL      PERIOD         NET             NET        PORTFOLIO
ENDED        PERIOD     RETURN***    (000'S)     ASSETS(2)       ASSETS(2)     TURNOVER
----------  ----------------------------------------------------------------------------
                                  Mid Cap Growth Portfolio Class 1
2/8/99-
3/31/99     $ 10.46        4.60%     $13,887       1.15%#          (0.15)%#         5%
3/31/00       17.95       75.89       28,059       1.15++          (0.68)++        68
3/31/01        9.34      (34.29)      18,897       1.15@           (0.72)@         68
3/31/02       10.07        7.82       18,380       1.15            (0.72)          70
3/31/03        7.68      (23.73)      10,649       1.15            (0.71)         117
                                  Mid Cap Growth Portfolio Class 3
11/11/02-
3/31/03     $  7.65       (1.42)%    $   139       1.40%#          (0.98)%#       117%
                                  Mid Cap Value Portfolio Class 1
2/8/99-
3/31/99     $  9.98       (0.20)%    $13,088       1.15%#           1.60%#          6%
3/31/00       10.52        9.76       16,640       1.15             1.02           72
3/31/01       12.15       25.38       21,103       1.15             1.10           62
3/31/02       13.41       17.38       16,222       1.15             0.82           59
3/31/03       10.61      (19.61)      10,584       1.15(1)          0.95(1)        61
                                  Mid Cap Value Portfolio Class 3
11/11/02-
3/31/03     $ 10.59       (2.84)%    $   138       1.40%#(1)        0.97%#(1)      61%
                                    Small Cap Portfolio Class 1
2/8/99-
3/31/99     $  9.91       (0.90)%    $11,140       1.15%#           0.31%#          3%
3/31/00       14.08       46.99       21,144       1.15            (0.24)         103
3/31/01        8.03      (30.20)      14,611       1.15            (0.16)         138
3/31/02        8.36        4.11       13,864       1.15            (0.25)         101
3/31/03        6.01      (28.11)       8,061       1.15            (0.37)          91
                                    Small Cap Portfolio Class 3
11/11/02-
3/31/03     $  5.99       (3.23)%    $   120       1.40%#          (0.58)%#        91%


----------------------------------------


  * Calculated based upon average shares outstanding



 ** After fee waivers and expense reimbursements by the investment adviser



*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance company. If such expenses had been included, total return would have been lower.



 # Annualized



  ++ The ratios reflect an expense cap of 1.15% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable.



 @ The ratios reflect an expense cap of 1.15% for Class 1, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable



(1) The ratios reflect an expense ratio, which includes advisory fee recoupment which increased the net expense ratio and decreased the net investment income ratio for the Mid Cap Value Portfolio by 0.01% and 0.01% for Class 1 and Class 3, respectively.



(2) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                         EXPENSES
                                     ------------------------------------------------
                                     3/31/99#   3/31/00   3/31/01   3/31/02   3/31/03
                                     --------   -------   -------   -------   -------
        Mid Cap Growth Portfolio
         Class 1...................    2.22%     1.37%     1.48%     1.30%     1.27%
        Mid Cap Growth Portfolio
         Class 3...................      --        --        --        --      1.59#
        Mid Cap Value Portfolio
         Class 1...................    2.23      1.47      1.64      1.31      1.15
        Mid Cap Value Portfolio
         Class 3...................      --        --        --        --      1.40#
        Small Cap Portfolio Class
         1.........................    2.46      1.45      1.67      1.45      1.32
        Small Cap Portfolio Class
         3.........................      --        --        --        --     1.65#

                                          NET INVESTMENT INCOME (LOSS)
                                     --------------------------------------
                                     3/31/99#   3/31/00   3/31/01   3/31/02   3/31/03
                                     --------   -------   -------   -------   -------
        Mid Cap Growth Portfolio
         Class 1...................    (1.22)%   (0.90)%   (1.05)%  (0.87)%    (0.82)%
        Mid Cap Growth Portfolio
         Class 3...................       --        --        --        --     (1.17)#
        Mid Cap Value Portfolio
         Class 1...................     0.52      0.70      0.61      0.65      0.95
        Mid Cap Value Portfolio
         Class 3...................       --        --        --        --      0.97#
        Small Cap Portfolio Class
         1.........................    (1.00)    (0.54)    (0.68)   (0.56)     (0.55)
        Small Cap Portfolio Class
         3.........................       --        --        --        --     (0.83)#

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                      DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                   DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM     FROM NET     REALIZED
              BEGINNING     INCOME     GAIN(LOSS) ON    INVESTMENT    INVESTMENT     GAIN ON
PERIOD ENDED  OF PERIOD   (LOSS)*/**    INVESTMENTS*    OPERATIONS*     INCOME     INVESTMENTS
----------------------------------------------------------------------------------------------
                                   International Equity Portfolio Class 1

2/8/99-
3/31/99        $10.00       $ 0.02         $ 0.32         $ 0.34        $   --       $   --
3/31/00         10.34         0.01           3.21           3.22         (0.06)       (0.30)
3/31/01         13.20         0.02          (4.44)         (4.42)           --        (0.47)
3/31/02          8.31         0.03          (0.93)         (0.90)           --        (0.05)
3/31/03          7.36         0.03          (2.24)         (2.21)        (0.03)          --

                                   International Equity Portfolio Class 3

11/11/02-
3/31/03        $ 5.69       $   --         $(0.56)        $(0.56)       $(0.01)      $   --

                                 Diversified Fixed Income Portfolio Class 1

2/8/99-
3/31/99        $10.00       $ 0.06         $(0.12)        $(0.06)       $   --       $   --
3/31/00          9.94         0.53          (0.42)          0.11         (0.42)          --
3/31/01          9.63         0.57           0.24           0.81         (0.57)          --
3/31/02          9.87         0.44          (0.26)          0.18         (0.29)          --
3/31/03          9.76         0.36           0.63           0.99         (0.05)          --

                                 Diversified Fixed Income Portfolio Class 3

11/11/02-
3/31/03        $10.49       $ 0.09         $ 0.13         $ 0.22        $(0.04)      $   --

                                                                RATIO OF
                NET                   NET                          NET
               ASSET                ASSETS      RATIO OF       INVESTMENT
               VALUE                END OF     EXPENSES TO      INCOME TO
              END OF      TOTAL     PERIOD       AVERAGE         AVERAGE      PORTFOLIO
PERIOD ENDED  PERIOD    RETURN***   (000'S)   NET ASSETS(2)   NET ASSETS(2)   TURNOVER
------------  -------------------------------------------------------------------------
                               International Equity Portfolio Class 1
2/8/99-
3/31/99       $10.34       3.40%    $13,693       1.30%#           1.43%#          7%
3/31/00        13.20      31.36      20,390       1.30++           0.12++         54
3/31/01         8.31     (34.10)     12,802       1.30             0.18           26
3/31/02         7.36     (10.84)      9,076       1.30             0.45           72
3/31/03         5.12     (30.12)      5.273       1.30             0.53           53
                               International Equity Portfolio Class 3
11/11/02-
3/31/03       $ 5.12      (9.79)%   $   144       1.55%#           0.15%#         53%
                             Diversified Fixed Income Portfolio Class 1
2/8/99-
3/31/99       $ 9.94      (0.60)%   $15,229       1.00%#           4.53%#         30%
3/31/00         9.63       1.22      16,784       1.00             5.48           46
3/31/01         9.87       8.66      16,428       1.00@            5.81@          27
3/31/02         9.76       1.82      14,972       1.00             4.50           44
3/31/03        10.70      10.14      17,731       1.00(1)          3.47(1)        60
                             Diversified Fixed Income Portfolio Class 3
11/11/02-
3/31/03       $10.67      2.15%     $   978       1.25%#(1)        2.68%#(1)      60%


----------------------------------------


 * Calculated based upon average shares outstanding



 ** After fee waivers and expense reimbursements by the investment adviser



*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.


 # Annualized



 ++ The ratios reflect an expense cap of 1.30% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable



 @ The ratios reflect an expense cap of 1.00% for Class 1, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable



(1) The ratios reflect an expense ratio which includes advisory fee recoupment which increased the net expense ratio and decreased the net investment income ratio for the Diversified Fixed Income
    Portfolio by 0.09% and 0.09% for Class 1 and Class 3, respectively.



(2) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                    EXPENSES
                               --------------------------------------------------
                               3/31/99#   3/31/00   3/31/01    3/31/02   3/31/03
                               --------   -------   --------   -------   --------
        International Equity
         Portfolio Class 1...    3.59%     1.93%      2.31%     2.12%      1.76%
        International Equity
         Portfolio Class 3...      --        --         --        --       2.04#
        Diversified Fixed
         Income Portfolio
         Class 1.............    1.91      1.31       1.61      1.17       1.01
        Diversified Fixed
         Income Portfolio
         Class 3.............      --        --         --        --       1.39#

                                          NET INVESTMENT INCOME (LOSS)
                               --------------------------------------------------
                               3/31/99#   3/31/00   3/31/01    3/31/02   3/31/03
                               --------   -------   --------   -------   --------
        International Equity
         Portfolio Class 1...   (0.86)%    (0.51)%   (0.83)%    (0.37)%    0.07%
        International Equity
         Portfolio Class 3...      --         --        --         --     (0.34)#
        Diversified Fixed
         Income Portfolio
         Class 1.............    3.62       5.17      5.21       4.33      3.46
        Diversified Fixed
         Income Portfolio
         Class 3.............      --         --        --         --      2.62#

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                      DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                   DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM     FROM NET     REALIZED
              BEGINNING     INCOME     GAIN(LOSS) ON    INVESTMENT    INVESTMENT     GAIN ON
PERIOD ENDED  OF PERIOD   (LOSS)*/**    INVESTMENTS*    OPERATIONS*     INCOME     INVESTMENTS
----------------------------------------------------------------------------------------------
                                     Cash Management Portfolio Class 1

2/8/99-
3/31/99        $10.00       $ 0.06         $   --         $ 0.06        $   --       $   --
3/31/00         10.06         0.45           0.01           0.46         (0.28)          --
3/31/01         10.24         0.56           0.02           0.58         (0.11)          --
3/31/02         10.71         0.24           0.01           0.25         (0.07)          --
3/31/03         10.89         0.10             --           0.10         (0.15)          --

                                     Cash Management Portfolio Class 3

11/11/02-
3/31/03        $10.95       $ 0.01         $   --         $ 0.01        $(0.14)      $   --

                                       Focus Growth Portfolio Class 1

7/5/00-
3/31/01        $10.00       $   --         $(2.81)        $(2.81)       $   --       $   --
3/31/02          7.19        (0.04)         (0.09)         (0.13)           --           --
3/31/03          7.06        (0.03)         (1.54)         (1.57)           --           --

                                       Focus Growth Portfolio Class 3

11/11/02-
03/31/03       $ 5.70       $(0.01)        $(0.22)        $(0.23)       $   --       $   --

                                                                RATIO OF
                NET                   NET                          NET
               ASSET                ASSETS      RATIO OF       INVESTMENT
               VALUE                END OF     EXPENSES TO      INCOME TO
              END OF      TOTAL     PERIOD       AVERAGE         AVERAGE      PORTFOLIO
PERIOD ENDED  PERIOD    RETURN***   (000'S)   NET ASSETS(3)   NET ASSETS(3)   TURNOVER
------------  -------------------------------------------------------------------------
                                  Cash Management Portfolio Class 1
2/8/99-
3/31/99       $10.06       0.60%    $ 2,021       0.85%#           3.97%#         --%
3/31/00        10.24       4.59       4,123       0.85             4.63           --
3/31/01        10.71       5.73       4,897       0.85             5.45           --
3/31/02        10.89       2.32       8,283       0.85(1)          2.24(1)        --
3/31/03        10.84       0.89       6,297       0.85(2)          0.86(2)        --
                                  Cash Management Portfolio Class 3
11/11/02-
3/31/03       $10.82       0.11%    $   348       1.10%#(2)        0.25%#(2)      --%
                                   Focus Growth Portfolio Class 1
7/5/00-
3/31/01       $ 7.19     (28.10)%   $18,787       1.30%#++        (0.01)%#++     195%
3/31/02         7.06      (1.81)      8,039       1.30            (0.61)         189
3/31/03         5.49     (22.24)      5,535       1.30            (0.44)         143
                                   Focus Growth Portfolio Class 3
11/11/02-
03/31/03      $ 5.47      (4.04)%   $    99       1.55%#          (0.66)%#       143%


----------------------------------------


 * Calculated based upon average shares outstanding



 ** After fee waivers and expense reimbursements by the investment adviser



*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.


 # Annualized



 ++ The ratios reflect an expense cap of 1.30% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable



(1) The ratios reflect an expense cap of 0.85% for Class 1, which includes advisory fee recoupment which increased the expense ratio and decreased the net investment income ratio by 0.01% for Class 1.



(2) The ratios reflect an expense ratio which includes advisory fee recoupment which increased the net expense ratio for the Cash
    Management Portfolio by 0.10% and 0.10% for Class 1 and Class 3, respectively.



(3) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                    EXPENSES
                               --------------------------------------------------
                               3/31/99#   3/31/00   3/31/01    3/31/02   3/31/03
                               --------   -------   --------   -------   --------
        Cash Management
         Portfolio Class 1...    8.41%     2.95%      2.83%     0.85%      0.86%
        Cash Management
         Portfolio Class 3...      --        --         --        --       1.13#
        Focus Growth
         Portfolio Class 1...      --        --       1.88#     1.52       1.48
        Focus Growth
         Portfolio Class 3...      --        --         --        --       1.81#

                                          NET INVESTMENT INCOME (LOSS)
                               ---------------------------------------------------
                               3/31/99#   3/31/00   3/31/01    3/31/02    3/31/03
                               --------   -------   --------   -------    --------
        Cash Management
         Portfolio Class 1...   (3.55)%     2.53%     3.44%      2.24%      0.85%
        Cash Management
         Portfolio Class 3...      --         --        --         --       0.22#
        Focus Growth
         Portfolio Class 1...      --         --     (0.59)     (0.83)#    (0.62)
        Focus Growth
         Portfolio Class 3...      --         --        --         --      (0.92)#

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                            NET                      DIVIDENDS     DIVIDENDS
              NET ASSET      NET        REALIZED &                    DECLARED     FROM NET
                VALUE     INVESTMENT    UNREALIZED     TOTAL FROM     FROM NET     REALIZED
              BEGINNING     INCOME     GAIN(LOSS) ON   INVESTMENT    INVESTMENT     GAIN ON
PERIOD ENDED  OF PERIOD   (LOSS)*/**   INVESTMENTS*    OPERATIONS*     INCOME     INVESTMENTS
---------------------------------------------------------------------------------------------
                                      Focus TechNet Portfolio Class 2

12/29/00-
3/31/01        $10.00       $(0.01)       $(4.27)        $(4.28)       $   --       $   --
3/31/02          5.72        (0.09)        (1.22)         (1.31)           --           --
3/31/03          4.41        (0.04)        (1.53)         (1.57)           --           --

                                      Focus TechNet Portfolio Class 3

11/11/02-
03/31/03       $ 2.85       $(0.02)       $ 0.01         $(0.01)       $   --       $   --

                                 Focus Growth and Income Portfolio Class 2

12/29/00-
3/31/01        $10.00       $ 0.01        $(1.58)        $(1.57)       $   --       $   --
3/31/02          8.43        (0.03)        (0.08)         (0.11)           --           --
3/31/03          8.32        (0.03)        (1.51)         (1.54)           --           --

                                 Focus Growth and Income Portfolio Class 3

11/11/02-
03/31/03       $ 6.96       $(0.01)       $(0.17)        $(0.18)       $   --       $   --

                                            Focus Value Class 2

10/1/01-
03/31/02       $10.00       $(0.01)       $ 1.80         $ 1.79        $   --       $(0.11)
3/31/03         11.68         0.07         (2.63)         (2.56)        (0.10)(2)    (0.25)

                                            Focus Value Class 3

11/11/02-
03/31/03       $ 9.12       $   --        $   --         $   --        $(0.10)(2)   $(0.25)

                                                                RATIO OF
                NET                   NET                          NET
               ASSET                ASSETS      RATIO OF       INVESTMENT
               VALUE                END OF     EXPENSES TO      INCOME TO
              END OF      TOTAL     PERIOD       AVERAGE         AVERAGE      PORTFOLIO
PERIOD ENDED  PERIOD    RETURN***   (000'S)   NET ASSETS(1)   NET ASSETS(1)   TURNOVER
------------  -------------------------------------------------------------------------
                                   Focus TechNet Portfolio Class 2
12/29/00-
3/31/01       $ 5.72     (42.80)%   $ 5,860       1.65%#++        (0.51)%#++     160%
3/31/02         4.41     (22.90)     12,522       1.65@           (1.22)@        357
3/31/03         2.84     (35.60)     11,585       1.65            (1.46)         253
                                   Focus TechNet Portfolio Class 3
11/11/02-
03/31/03      $ 2.84      (0.35)%   $   100       1.68%#          (1.52)%#       253%
                              Focus Growth and Income Portfolio Class 2
12/29/00-
3/31/01       $ 8.43     (15.70)%   $ 6,435       1.45%#++         0.28%#++       71%
3/31/02         8.32      (1.25)     21,393       1.45@           (0.37)@        187
3/31/03         6.78     (18.51)     19,142       1.45            (0.37)         180
                              Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03      $ 6.78      (2.59)%   $   105       1.55%#          (0.44)%#       180%
                                         Focus Value Class 2
10/1/01-
03/31/02      $11.68      17.90%    $19,589       1.45%#@         (0.27)%#@       81%
3/31/03         8.77     (22.00)     19,105       1.45             0.71          190
                                         Focus Value Class 3
11/11/02-
03/31/03      $ 8.77      (0.12)%   $   115       1.55%#          (0.12)%#       190%


----------------------------------------


   * Calculated based upon average shares outstanding



  ** After fee waivers and expense reimbursements by the investment adviser



 *** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.



  # Annualized



   ++ The ratios reflect an expense cap of 1.65% and 1.45% for the Focus TechNet Class 2 and Focus Growth and Income Class 2, respectively, which are net of custody credits of (0.21%) and (0.20%), respectively, or waivers/reimbursements if applicable.



  @ The ratios reflect an expense cap of 1.65%, 1.45% and 1.45% for the Focus TechNet Class 2, Focus Growth and Income Class 2, and Focus Value Class 2, respectively which are net of custody credits of 0.01%.



 (1) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:



                                                 EXPENSES                     NET INVESTMENT INCOME (LOSS)
                                     --------------------------------    --------------------------------------
                                     3/31/01#    3/31/02     3/31/03      3/31/01#      3/31/02       3/31/03
                                     --------    --------    --------    ----------    ----------    ----------
        Focus TechNet Portfolio
          Class 2..................    3.81%       2.97%       3.36%       (2.67)%       (2.54)%       (3.16)%
        Focus TechNet Portfolio
          Class 3..................      --          --       3.42#           --            --         (3.26)#
        Focus Growth and Income
          Portfolio Class 2........    4.35        2.47        2.13        (2.62)        (1.40)        (1.05)
        Focus Growth and Income
          Portfolio Class 3........      --          --        2.34#          --            --         (1.23)#
        Focus Value Portfolio Class
          2........................      --        2.54#       2.18           --         (1.36)#       (0.02)
        Focus Value Portfolio Class
          3........................      --          --        2.31#          --            --         (0.88)#



 (2) Includes a tax return of capital of $0.03 per share.

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

     The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Portfolios by contacting:


           AIG SunAmerica Assurance Insurance Company

           Annuity Service Center
           P.O. Box 54299
           Los Angeles, California 90054-0299
           1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                 July 29, 2003
--------------------------------------------------------------------------------

                          (SEASONS SERIES TRUST LOGO)
                              SEASONS SERIES TRUST
                   (Class 1 Shares, formerly Class A Shares)

-   MULTI-MANAGED GROWTH PORTFOLIO
-   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
-   MULTI-MANAGED INCOME/EQUITY PORTFOLIO
-   MULTI-MANAGED INCOME PORTFOLIO
-   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

-   STOCK PORTFOLIO


THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


TRUST HIGHLIGHTS............................................      3
           Q&A..............................................      3

EXPENSE SUMMARY.............................................     13

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     14
           Investment Strategies............................     14
           Additional Information about the Seasons
             Portfolios.....................................     14

GLOSSARY....................................................     17
           Investment Terminology...........................     17
           About the Indices................................     19
           Risk Terminology.................................     19

MANAGEMENT..................................................     21
           Investment Adviser and Manager...................     21
           Information about the Subadvisers................     22
           Portfolio Management.............................     23
           Custodian, Transfer and Dividend Paying Agent....     25

ACCOUNT INFORMATION.........................................     26
           Service Fees.....................................     26
           Transaction Policies.............................     26
           Dividend Policies and Taxes......................     27

FINANCIAL HIGHLIGHTS........................................     28

FOR MORE INFORMATION........................................     30

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Seasons Series Trust (the "Trust") and to provide you with information about six of the Trust's separate investment series ("Portfolios") and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 14, and the glossary that follows on page 17.


Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies (the "Life Insurance Companies") affiliated with AIG SunAmerica Asset Management Corp.
("SunAmerica"), the investment adviser and manager.


EACH OF THE PORTFOLIOS, MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO, MULTI-MANAGED INCOME PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND STOCK PORTFOLIO, WHICH WE CALL THE "SEASONS PORTFOLIOS" ARE AVAILABLE ONLY THROUGH THE SELECTION OF ONE OF FOUR VARIABLE INVESTMENT "STRATEGIES" DESCRIBED IN THE VARIABLE CONTRACTS PROSPECTUS. YOU SHOULD BE AWARE THAT IF YOU SELECT A "STRATEGY" YOU WILL NOT INVEST DIRECTLY IN ONE OF THE PORTFOLIOS. INSTEAD, EACH STRATEGY INVESTS IN THREE OF THE SIX SEASONS PORTFOLIOS AND THE ALLOCATION OF ASSETS AMONG THE PORTFOLIOS WILL VARY DEPENDING ON THE OBJECTIVE OF THE STRATEGY.


                                     Q&A

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                               SEASONS PORTFOLIOS


 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  MULTI-MANAGED GROWTH     long-term growth of       asset allocation through
  PORTFOLIO                capital                   Managed Components
 ----------------------------------------------------------------------------
  MULTI-MANAGED MODERATE   long-term growth of       asset allocation through
  GROWTH PORTFOLIO         capital, with capital     Managed Components
                           preservation as a
                           secondary objective
 ----------------------------------------------------------------------------
  MULTI-MANAGED            conservation of           asset allocation through
  INCOME/EQUITY PORTFOLIO  principal while           Managed Components
                           maintaining some
                           potential for long-term
                           growth of capital
 ----------------------------------------------------------------------------
  MULTI-MANAGED INCOME     capital preservation      asset allocation through
  PORTFOLIO                                          Managed Components
 ----------------------------------------------------------------------------
  ASSET ALLOCATION:        capital appreciation      investment primarily
  DIVERSIFIED GROWTH                                 through a strategic
  PORTFOLIO                                          allocation of
                                                     approximately 80% (with
                                                     a range of 65-95%) of
                                                     its assets to equity
                                                     securities and
                                                     approximately 20% (with
                                                     a range of 5-35%) of its
                                                     assets to fixed income
                                                     securities
 ----------------------------------------------------------------------------
  STOCK PORTFOLIO          long-term capital         under normal
                           appreciation, with a      circumstances, invests
                           secondary objective of    at least 80% of net
                           increasing dividend       assets in common stocks
                           income
 ----------------------------------------------------------------------------




MANAGED COMPONENTS -- the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio's investment objective. See "Managed Components" on page 4.


CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.


INCOME is interest payments from bonds or dividends from stocks.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.


"NET ASSETS" will take into account any borrowing for investment purposes.

Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS ("Multi-Managed Seasons Portfolios") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by a separate Manager and each with its own investment strategy. The three Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC ("Janus") and Wellington Management Company, LLP ("Wellington Management"). The four current Managed Components are AGGRESSIVE GROWTH/ SUNAMERICA, GROWTH/JANUS, BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio. The term "Manager" means either SunAmerica, the investment adviser to the Trust, or the other registered investment advisers that serve as Subadvisers to the Trust, as the case may be.


Although each Multi-Managed Seasons Portfolio has a distinct investment objective and allocates its assets in varying percentages among the Managed Components in furtherance of that objective, the Managed Component(s) are managed in the same general manner regardless of the objective of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the BALANCED/SUNAMERICA component under normal market conditions will vary depending on the objective of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

--------------------------------------------------------------------------------------------------
                                        MANAGED COMPONENTS
--------------------------------------------------------------------------------------------------
                                       AGGRESSIVE                               FIXED INCOME
              PORTFOLIO                  GROWTH        GROWTH      BALANCED      COMPONENT/
                                       COMPONENT/    COMPONENT/   COMPONENT/     WELLINGTON
                                       SUNAMERICA      JANUS      SUNAMERICA     MANAGEMENT
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED GROWTH PORTFOLIO            20%           40%          20%            20%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                                 18%           28%          18%            36%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                                  0%           18%          28%            54%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME PORTFOLIO             0%            8%          17%            75%
--------------------------------------------------------------------------------------------------

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?



A: The following section describes the principal risks of each Portfolio. The charts beginning on page 15 also describe various additional risks.


     Risks of Investing in Equity Securities


     The MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH and STOCK PORTFOLIOS invest primarily in equity securities. In addition, the MULTI-MANAGED INCOME/EQUITY PORTFOLIO invests significantly in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION: DIVERSIFIED GROWTH and STOCK PORTFOLIOS. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally.



     Risks of Investing in Bonds


     The MULTI-MANAGED INCOME/EQUITY, MULTI-MANAGED INCOME and DIVERSIFIED FIXED INCOME PORTFOLIOS invest primarily in bonds. In addition, the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS each invests significantly in bonds. As a result, as with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

     Risks of Investing in Junk Bonds


     Each of the Portfolios except the STOCK PORTFOLIO may invest in varying degrees in high yield/high risk securities, also known as "junk bonds," which are considered speculative. While the Managers try to diversify a Portfolio and try to engage in a credit analysis of each junk bond issuer in which a Portfolio invests, junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for shareholders.



     Risks of Investing Internationally



     All Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Risks of Investing in Smaller Companies


All Portfolios may invest in equity securities of smaller companies. Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS.


Risks of Investing in "Non-Diversified" Portfolios


Each Portfolio except for the ASSET ALLOCATION: DIVERSIFIED GROWTH and STOCK PORTFOLIOS is "non-diversified," which means that each can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.


Additional Principal Risks

Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance
     Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE SEASONS PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolio's performance from calendar year to calendar year, and by comparing each Portfolios' average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

--------------------------------------------------------------------------------

                         MULTI-MANAGED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................     31.45%

1999........................................................     55.76%

2000........................................................    -10.38%

2001........................................................    -20.01%

2002........................................................    -18.52%

During the period shown in the bar chart, the highest return for a quarter was 31.19% (quarter ended 12/31/99) and the lowest return for a quarter was -16.31% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 11.74%.

--------------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS                              PAST         PAST          RETURN SINCE
 (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)       ONE YEAR    FIVE YEARS       INCEPTION(5)
--------------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio Class 1                  -18.52%        3.64%             6.45%
--------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                           -22.10%       -0.58%             4.19%
--------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                  10.26%        7.54%             8.32%
--------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                -20.48%       -1.36%            -0.47%
--------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                              -12.97%        2.12%             5.76%
--------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 51% S&P 500(R), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index, and 2% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................     25.07%

1999........................................................     41.32%

2000........................................................     -5.39%

2001........................................................     -14.4%

2002........................................................    -13.21%

During the period shown in the bar chart, the highest return for a quarter was 24.57% (quarter ended 12/31/99) and the lowest return for a quarter was -12.03% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 10.21%.

--------------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS                              PAST         PAST          RETURN SINCE
 (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)       ONE YEAR    FIVE YEARS       INCEPTION(5)
--------------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class 1         -13.21%        4.43%             6.85%
--------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                           -22.10%       -0.58%             4.19%
--------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                  10.26%        7.54%             8.32%
--------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                -20.48%       -1.36%            -0.47%
--------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                               -8.21%        3.43%             6.46%
--------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 37.9% S&P 500(R), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000 Index, and 1.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    19.13%

1999........................................................    17.31%

2000........................................................      1.2%

2001........................................................    -4.81%

2002........................................................    -4.75%

During the period shown in the bar chart, the highest return for a quarter was 10.80% (quarter ended 12/31/99) and the lowest return for a quarter was -5.32% (quarter ended 03/31/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 7.74%.

--------------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS                              PAST         PAST          RETURN SINCE
 (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)       ONE YEAR    FIVE YEARS       INCEPTION(4)
--------------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio Class 1            -4.75%        5.10%                6.89%
--------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                           -22.10%       -0.58%                4.19%
--------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                  10.26%        7.54%                8.32%
--------------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                               -1.38%        5.14%                7.27%
--------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 33.4% S&P 500(R), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                         MULTI-MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    13.58%

1999........................................................     6.99%

2000........................................................     5.71%

2001........................................................     0.66%

2002........................................................     1.59%

During the period shown in the bar chart, the highest return for a quarter was 5.31% (quarter ended 12/31/99) and the lowest return for a quarter was -1.19% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 6.64%.

--------------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS                              PAST         PAST          RETURN SINCE
 (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)       ONE YEAR    FIVE YEARS       INCEPTION(4)
--------------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio Class 1                    1.59%        5.61%             7.05%
--------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                           -22.10%       -0.58%             4.19%
--------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                  10.26%        7.54%             8.32%
--------------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                                4.11%        6.33%             7.82%
--------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 17.35% S&P 500(R), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------

1998........................................................    13.43%

1999........................................................    18.79%

2000........................................................     -4.9%

2001........................................................   -10.97%

2002........................................................   -16.56%

During the period shown in the bar chart, the highest return for a quarter was 15.54% (quarter ended 12/31/98) and the lowest return for a quarter was -15.03% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 8.39%.

--------------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS                              PAST         PAST          RETURN SINCE
 (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)       ONE YEAR    FIVE YEARS       INCEPTION(5)
--------------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth Portfolio
   Class 1                                               -16.56%       -0.98%             1.19%
--------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                           -22.10%       -0.58%             4.19%
--------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                  10.26%        7.54%             8.32%
--------------------------------------------------------------------------------------------------
 MSCI EAFE Index(3)                                      -15.94%       -2.89%            -2.07%
--------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                              -14.75%        0.90%             3.40%
--------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets. During 1997 the MSCI EAFE Index performance was only available on a monthly basis.
(4) The Blended Benchmark Index consists of 60% S&P 500(R), 20% Lehman Brothers U.S. Aggregate Index, and 20% MSCI EAFE Index. The Blended Benchmark Index data given is based on information available as of April 30, 1997.

(5) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                                STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    27.24%

1999........................................................    21.51%

2000........................................................    -0.56%

2001........................................................    -9.91%

2002........................................................   -23.11%

During the period shown in the bar chart, the highest return for a quarter was 22.80% (quarter ended 12/31/98) and the lowest return for a quarter was -15.32% (quarter ended 6/30/02). As of the most recent calendar quarter ended 6/30/03 the year-to-date return was 14.49%.

--------------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS                              PAST         PAST          RETURN SINCE
 (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)       ONE YEAR    FIVE YEARS       INCEPTION(2)
--------------------------------------------------------------------------------------------------
 Stock Portfolio Class 1                                 -23.11%        1.27%             5.71%
--------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                           -22.10%       -0.58%             4.19%
--------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay on Class 1 shares if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                                                  MULTI-              MULTI-
                                                              MULTI-             MANAGED             MANAGED
                                                             MANAGED             MODERATE            INCOME/
                                                              GROWTH              GROWTH              EQUITY
                                                            PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                           ------------        ------------        ------------
                                                             CLASS 1             CLASS 1             CLASS 1
                                                           ------------        ------------        ------------
Management Fees..........................................     0.89%               0.85%               0.81%
Distribution/Service (12b-1) Fees........................     0.00%               0.00%               0.00%
Other Expenses...........................................     0.20%               0.15%               0.17%
Total Annual Portfolio Operating Expenses................     1.09%               1.00%               0.98%


                                                                                  ASSET
                                                              MULTI-           ALLOCATION:
                                                             MANAGED           DIVERSIFIED
                                                              INCOME              GROWTH              STOCK
                                                            PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                           ------------        ------------        ------------
                                                             CLASS 1             CLASS 1             CLASS 1
                                                           ------------        ------------        ------------
Management Fees..........................................     0.77%               0.85%               0.85%
Distribution/Service (12b-1) Fees........................     0.00%               0.00%               0.00%
Other Expenses...........................................     0.20%               0.11%               0.10%
Total Annual Portfolio Operating Expenses................     0.97%               0.96%               0.95%


EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
Multi-Managed Growth Portfolio.............................   $111    $  347    $  601     $1,329
Multi-Managed Moderate Growth Portfolio....................    102       318       552      1,225
Multi-Managed Income Equity Portfolio......................    100       312       542      1,201
Multi-Managed Income Portfolio.............................     99       309       536      1,190
Asset Allocation: Diversified Growth Portfolio.............     98       306       531      1,178
Stock Portfolio............................................     97       303       526      1,166

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES


Each Portfolio has its own investment goal and principal strategy for pursuing it as described in the charts on page 3. The charts below summarize information about each Portfolio's and Managed Component's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Annuity Contracts.


The Variable Annuity Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

ADDITIONAL INFORMATION ABOUT THE SEASONS PORTFOLIOS

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the MULTI-MANAGED GROWTH and MULTI-MANAGED MODERATE GROWTH PORTFOLIOS seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the AGGRESSIVE GROWTH/SUNAMERICA and GROWTH/JANUS components than do the other two Multi-Managed Seasons Portfolios. In contrast, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT components. The MULTI-MANAGED INCOME/EQUITY and the MULTI-MANAGED INCOME PORTFOLIOS do not allocate any percentage of their assets to the AGGRESSIVE GROWTH/SUNAMERICA component.

You should carefully review the investment objectives and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO, you should be aware that this Portfolio distributes its assets among the GROWTH/JANUS component, the SUNAMERICA/BALANCED component and the FIXED INCOME/WELLINGTON MANAGEMENT component in a ratio of 8%/17%/75%. Also, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO you should be aware that this Portfolio invests three quarters of its assets in the FIXED INCOME/WELLINGTON MANAGEMENT component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

----------------------------------------------------------------------------------------------------------------------------
MANAGED COMPONENTS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                          FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                  BALANCED                COMPONENT/
                                COMPONENT/               COMPONENT/               COMPONENT/               WELLINGTON
                                SUNAMERICA                  JANUS                 SUNAMERICA               MANAGEMENT
----------------------------------------------------------------------------------------------------------------------------
 What are the              - Equity securities,     - Equity securities      - Equity securities:     - U.S. and foreign
 Portfolio's/ Managed        including those of       selected for their       -large-cap stocks        fixed income
 Component's principal       lesser known or high     growth potential:        -mid-cap stocks          securities of
 investments?                growth companies or      -large-cap stocks      - Long term bonds and      varying maturities
                             industries, such as      -mid-cap stocks          other debt               and risk/return
                             technology,              -small-cap stocks        securities               characteristics (at
                             telecommunications,                             - 70%/30% neutral          least 80% investment
                             media, healthcare,                                equity/debt              grade securities and
                             energy and consumer                               weighting for            at least 85% U.S.
                             cyclicals:                                        Multi-Managed Growth     dollar denominated
                             -mid-cap stocks                                   and Moderate Growth      securities)
                             -small-cap stocks                                 Portfolios (actual     - U.S. government
                                                                               weighting may            securities
                                                                               differ)                - Asset-backed and
                                                                             - 50%/50% neutral          mortgage-backed
                                                                               equity/debt              securities
                                                                               weighting for
                                                                               Multi-Managed
                                                                               Income/Equity and
                                                                               Income Portfolios
                                                                               (actual weighting
                                                                               may differ)
----------------------------------------------------------------------------------------------------------------------------
 What other types of       - Large-cap stocks       - Junk bonds (up to      - Small-cap stocks       - Junk bonds (up to
 investments may the       - Short-term               35%)                     (up to 20%)              20%)
 Portfolio/Managed           investments            - Short-term             - Short-term             - Short-term
 Component significantly     (up to 25%)              investments              investments              investments (up to
 invest in?                - Illiquid securities      (up to 25%)              (up to 25%)              20%)
                             (up to 15% of net      - Illiquid securities    - Foreign securities     - Foreign securities
                             assets)                  (up to 15% of net        (up to 25%)              (up to 15% denominated
                           - Options                  assets)                - ADRs/EDRs/GDRs           in foreign currencies;
                                                                             - Emerging markets         up to 100% denominated
                                                                             - PFICs                    in U.S. dollars)
                                                                             - Illiquid securities    - Illiquid securities
                                                                               (up to 15% of net        (up to 15% of net
                                                                               assets)                  assets)
----------------------------------------------------------------------------------------------------------------------------
 What other types of       - Investment grade       - Investment grade       - Investment grade       - Currency
 investments may the         fixed income             fixed income             fixed income             transactions
 Portfolio/Managed           securities               securities               securities             - Currency baskets
 Component use as part     - U.S. government        - U.S. government        - U.S. government        - PFICs
 of efficient portfolio      securities               securities               securities             - Options and futures
 management or to          - Asset-backed and       - Asset-backed and       - Asset-backed and       - Special situations
 enhance return?             mortgage-backed          mortgage-backed          mortgage- backed       - Securities lending
                             securities               securities               securities
                           - Foreign securities     - Foreign securities     - Options and futures
                           - ADRs/EDRs/GDRs         - ADRs/EDRs/GDRs         - Special situations
                           - Passive Foreign        - Currency               - Currency
                             Investment Companies     transactions             transactions
                             (PFIC)                 - Currency baskets       - Currency baskets
                           - Options and futures    - Emerging markets       - Securities lending
                           - Special situations     - PFICs
                           - Securities lending     - Options and futures
                                                    - Special situations
----------------------------------------------------------------------------------------------------------------------------
 What risks normally       - Market volatility      - Market volatility      - Market volatility      - Market volatility
 affect the                - Securities selection   - Securities selection   - Securities selection   - Securities selection
 Portfolio/Managed         - Growth stocks          - Growth stocks          - Interest rate          - Interest rate
 Component?                - Small and medium       - Small and medium         fluctuations             fluctuations
                             sized companies          sized companies        - Small and medium       - Non-diversified
                           - Non-diversified        - Non-diversified          sized companies          status
                             status                   status                 - Non-diversified        - Credit quality
                           - Foreign exposure       - Foreign exposure         status                 - Junk bonds
                           - Emerging markets       - Emerging markets       - Foreign exposure       - Illiquidity
                           - Illiquidity            - Junk bonds             - Emerging markets       - Prepayment
                           - Derivatives            - Credit quality         - Credit quality         - Derivatives
                           - Hedging                - Illiquidity            - Illiquidity            - Hedging
                           - Active trading         - Prepayment             - Prepayment             - Active trading
                           - Prepayment             - Derivatives            - Derivatives            - Foreign exposure
                                                    - Hedging                - Hedging                - Emerging markets
                                                    - Active trading
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
SEASONS PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------
                                          ASSET ALLOCATION:
                                     DIVERSIFIED GROWTH PORTFOLIO                      STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's/     - Strategic allocation of approximately     - Common stocks (at least 80% of net
 Managed Component's             80% (with a range of 65-95%) of total       assets)
 principal investments?          assets to equity securities:
                                 -large-cap stocks
                                 -mid-cap stocks
                                 -small-cap stocks
                               - Strategic allocation of approximately
                                 20% (with a range of 5-35%) of assets
                                 to fixed income securities
                               - Foreign securities (up to 60%)
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Junk bonds (up to 20%)                    - Short-term investments (up to 20%)
 investments may the           - Short-term investments (up to 20%)        - Foreign securities (up to 30%)
 Portfolio/Managed Component   - Illiquid securities (up to 15% of net     - Illiquid securities (up to 15% of net
 significantly invest in?        assets)                                     assets)
                                                                           - ADRs/EDRs/GDRs
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed income             - Mid-cap stocks
 investments may the             securities                                - Investment grade fixed income
 Portfolio/Managed Component   - U.S. government securities                  securities
 use as part of efficient      - Asset-backed and mortgage-backed          - U.S. government securities
 portfolio management or to      securities                                - Asset-backed and mortgage-backed
 enhance return?               - Currency transactions                       securities
                               - Currency baskets                          - Currency transactions
                               - Emerging markets                          - Currency baskets
                               - PFICs                                     - Emerging markets
                               - Options and futures                       - PFICs
                               - Special situations                        - REITs
                               - Securities lending                        - Options and futures
                               - Hybrid instruments (up to 10%)            - Special situations
                                                                           - Convertible securities and warrants
                                                                           - Exchange Traded Funds (ETFs)
                                                                           - Hybrid instruments (up to 10%)
                                                                           - Securities lending
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Market volatility                         - Market volatility
 the Portfolio/Managed         - Securities selection                      - Securities selection
 Component?                    - Growth stocks                             - Growth stocks
                               - Foreign exposure                          - Foreign exposure
                               - Small and medium sized companies          - Small and medium sized companies
                               - Emerging markets                          - Emerging markets
                               - Credit quality                            - Illiquidity
                               - Junk bonds                                - Prepayment
                               - Illiquidity                               - Derivatives
                               - Prepayment                                - Hedging
                               - Derivatives                               - Active trading
                               - Hedging                                   - Interest rate fluctuations
                               - Active trading                            - Credit quality
                               - Interest rate fluctuations
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.


EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:


     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.


     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios, generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P Midcap(R) 400 Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index as of the date of this Prospectus.


         Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

     - EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning the underlying security they are designed to track. Lack of liquidity in an ETF results in it being more volatile.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts and iShares, and structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID SECURITIES. Securities which cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.


OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.


REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.


ABOUT THE INDICES


     - S&P 500(R) INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.


     - RUSSELL 2000(R) INDEX is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.


     - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX is a market capitalization weighted composite of securities in 19 developed markets.


     - LEHMAN BROTHERS U.S. AGGREGATE INDEX combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.


RISK TERMINOLOGY


ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year in the past five years or since inception.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.


INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.


MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

VALUE INVESTING: When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER

AIG SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, serves as Manager for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $31 billion as of December 31, 2002. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, SunAmerica Strategic Investment Series, Inc., SunAmerica Style Select Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.


In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the AGGRESSIVE GROWTH/SUNAMERICA and BALANCED/SUNAMERICA components of the Multi-Managed Seasons Portfolios.


For the fiscal year ended March 31, 2003 each Seasons Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:


                      PORTFOLIO                                  FEE
                      ---------                                  ---
Multi-Managed Growth Portfolio.......................            0.89%
Multi-Managed Moderate Growth Portfolio..............            0.85%
Multi-Managed Income/Equity Portfolio................            0.81%
Multi-Managed Income Portfolio.......................            0.77%
Asset Allocation: Diversified Growth Portfolio.......            0.85%
Stock Portfolio......................................            0.85%



SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica ("unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

INFORMATION ABOUT THE SUBADVISERS



JANUS CAPITAL MANAGEMENT LLC. Janus is a Delaware limited liability company with principal offices at 100 Fillmore Street, Denver, Colorado 80206-4923. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2003, Janus had approximately $132.7 billion in assets under management.



PUTNAM INVESTMENT MANAGEMENT, L.L.C. Putnam is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2003, Putnam had approximately $240 billion in assets under management.


T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2003, T. Rowe Price had approximately $139.9 billion in assets under management.

WELLINGTON MANAGEMENT COMPANY, LLP. Wellington Management is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of March 31, 2003, Wellington had approximately $301 billion in assets under management.

PORTFOLIO MANAGEMENT

The management of each Portfolio and Managed Component is summarized in the following tables.

----------------------------------------------------------------------------------------------
                                      SEASONS PORTFOLIOS
----------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
----------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio                 - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Aggressive Growth
                                                  component and SunAmerica/Balanced component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed Income
                                                  component)
----------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio        - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Aggressive Growth
                                                  component and SunAmerica/Balanced component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed Income
                                                  component)
----------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio          - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Balanced component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed Income
                                                  component)
----------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio                 - Janus
                                                  (through Janus/Growth component)
                                                - SunAmerica
                                                  (through SunAmerica/Balanced component)
                                                - Wellington Management
                                                  (through Wellington Management/Fixed Income
                                                  component)
----------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth           - Putnam
 Portfolio
----------------------------------------------------------------------------------------------
 Stock Portfolio                                - T. Rowe Price
----------------------------------------------------------------------------------------------

The primary investment manager(s) and/or the management team(s) for each Portfolio and Managed Component is set forth in the following tables.


---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 SunAmerica/ Aggressive   SunAmerica     - Donna M. Calder              Ms. Calder joined the firm
 Growth component                          Senior Vice President and    in 1998 as a Vice President
 (Multi-Managed                            Portfolio Manager (Domestic  and portfolio manager and
 Seasons Portfolios)                       Equity Investment Team)      was named Senior Vice
                                                                        President in February 2001.
---------------------------------------------------------------------------------------------------
 SunAmerica/ Balanced     SunAmerica     - Francis D. Gannon            Mr. Gannon has been a
 component                                 Senior Vice President and    portfolio manager with the
 (Multi-Managed Seasons                    Portfolio Manager (Domestic  firm since 1996. He joined
 Portfolios)                               Equity Investment Team)      SunAmerica as an equity
                                                                        analyst in 1993.
                                         - Fixed Income Investment
                                           Team
---------------------------------------------------------------------------------------------------
 Janus/Growth component   Janus          - Scott W. Schoelzel           Mr. Schoelzel has been a
 (Multi-Managed                                                         portfolio manager with
 Seasons Portfolios)                                                    Janus since joining the
                                                                        firm in 1994.
---------------------------------------------------------------------------------------------------
 Wellington               Wellington     - Lucius T. Hill, III          Mr. Hill has been a
 Management/              Management       Senior Vice President,       portfolio manager with
 Fixed Income component                    Portfolio Manager and        Wellington Management since
 (Multi-Managed                            Partner                      joining the firm in 1993.
 Seasons Portfolios)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Asset Allocation:        Putnam         Global Asset Allocation Team:
 Diversified Growth
 Portfolio
                                         - Jeffery L. Knight            Mr. Knight is Managing
                                           Team Leader                  Director and Chief
                                                                        Investment Officer of the
                                                                        Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1993 and is a Chartered
                                                                        Financial Analyst with 10
                                                                        years investment
                                                                        experience.
                                         - Robert J. Kea                Mr. Kea is Senior Vice
                                           Team member                  President and Quantitative
                                                                        Analyst in the Global Asset
                                                                        Allocation Team. He joined
                                                                        Putnam in 1989 and is a
                                                                        Chartered Financial Analyst
                                                                        with 14 years of investment
                                                                        experience.
                                         - Robert J. Schoen             Mr. Schoen is Senior Vice
                                           Team member                  President and Quantitative
                                                                        Analyst for the Global
                                                                        Asset Allocation Team. He
                                                                        joined Putnam in 1987 and
                                                                        has 12 years of investment
                                                                        experience.
                                         - J. Graham Spiers             Mr. Spiers is Senior Vice
                                           Team member                  President and Portfolio
                                                                        Manager in the Global Asset
                                                                        Allocation Team. He joined
                                                                        Putnam in 1997 and is a
                                                                        Chartered Financial Analyst
                                                                        with 21 years of investment
                                                                        experience.
---------------------------------------------------------------------------------------------------
 Stock Portfolio          T. Rowe Price  - Robert W. Smith              Mr. Smith has been managing
                                           Investment Advisory          investments with T. Rowe
                                           Committee Chairman           Price since joining the
                                           and Vice President           firm in 1992.
---------------------------------------------------------------------------------------------------


CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT


State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------
Class 1 shares of the Portfolios are not offered directly to the public. Instead, Class 1 shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. All shares of the Trust are owned by "Separate Accounts" of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies. Class 1 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 2 and 3 shares are offered through a separate prospectus.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the Contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Annuity Contract, including information on fees and expenses of the Contract and the Portfolios, in the Prospectus that offers the Contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share (NAV) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's shares outstanding. Investments for which market quotations are readily available are valued at market, except that short-term securities with 60 days or less to maturity are valued on an amortized cost basis. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities then these securities are fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

The INTERNATIONAL EQUITY PORTFOLIO may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of this Portfolio's shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. Variable Contracts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for Class 1 shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's annual report to shareholders, which is available upon request.

-------------------------------------------------------------------------------------------

                                                                   DIVIDENDS     DIVIDENDS
           NET ASSET      NET        NET REALIZED                   DECLARED     FROM NET
             VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM     FROM NET     REALIZED
PERIOD     BEGINNING     INCOME     GAIN(LOSS) ON    INVESTMENT    INVESTMENT     GAIN ON
ENDED      OF PERIOD   (LOSS)*/**    INVESTMENTS*    OPERATIONS*     INCOME     INVESTMENTS
-------------------------------------------------------------------------------------------
                                Multi-Managed Growth Portfolio Class 1

3/31/99     $12.85       $0.16          $ 4.41         $ 4.57       $ (0.18)      $(0.03)
3/31/00      17.21        0.18            7.72           7.90         (0.19)       (3.44)
3/31/01      21.48        0.30           (6.30)         (6.00)        (0.06)       (3.26)
3/31/02      12.16        0.16           (1.09)         (0.93)        (0.20)       (0.43)
3/31/03      10.60        0.12           (1.87)         (1.75)        (0.15)          --

                           Multi-Managed Moderate Growth Portfolio Class 1

3/31/99     $12.37       $0.28          $ 3.10         $ 3.38       $ (0.23)      $(0.02)
3/31/00      15.50        0.33            5.24           5.57         (0.30)       (2.17)
3/31/01      18.60        0.44           (4.25)         (3.81)        (0.10)       (2.48)
3/31/02      12.21        0.27           (0.90)         (0.63)        (0.25)       (0.29)
3/31/03      11.04        0.21           (1.45)         (1.24)        (0.21)          --

                            Multi-Managed Income/Equity Portfolio Class 1

3/31/99     $11.79       $0.43          $ 1.57         $ 2.00       $ (0.36)      $(0.10)
3/31/00      13.33        0.49            1.87           2.36         (0.41)       (0.99)
3/31/01      14.29        0.54           (1.79)         (1.25)        (0.16)       (0.95)
3/31/02      11.93        0.41           (0.54)         (0.13)        (0.34)       (0.35)
3/31/03      11.11        0.34           (0.62)         (0.28)        (0.29)          --

-------  ------------------------------------------------------------------------------
                                                                  RATIO OF
            NET                       NET                           NET
           ASSET                    ASSETS      RATIO OF         INVESTMENT
           VALUE                    END OF     EXPENSES TO       INCOME TO
PERIOD    END OF        TOTAL       PERIOD       AVERAGE          AVERAGE     PORTFOLIO
ENDED     PERIOD      RETURN***     (000'S)    NET ASSETS        NET ASSETS   TURNOVER
-------  ------------------------------------------------------------------------------
                             Multi-Managed Growth Portfolio Class 1
3/31/99   $17.21        35.98%     $ 69,712         1.19%           1.11%        124%
3/31/00    21.48        49.03       103,976         1.15            0.98         117
3/31/01    12.16       (30.90)       97,476         1.06            1.73         123
3/31/02    10.60        (7.77)       84,012         1.05            1.35         102
3/31/03     8.70       (16.57)       51,638         1.09            1.25         106
                        Multi-Managed Moderate Growth Portfolio Class 1
3/31/99   $15.50        27.73%     $ 75,694         1.16            2.08%        105%
3/31/00    18.60        37.90       107,421         1.10            1.97         108
3/31/01    12.21       (22.41)      104,548         1.01            2.72         118
3/31/02    11.04        (5.27)       96,218         0.99            2.28         102
3/31/03     9.59       (11.26)       63,068         1.00            2.06         108
                         Multi-Managed Income/Equity Portfolio Class 1
3/31/99   $13.33        17.27%     $ 62,121         1.14%           3.51%         65%
3/31/00    14.29        18.52        74,778         1.10            3.61          68
3/31/01    11.93        (9.21)       72,843         1.04            4.01          86
3/31/02    11.11        (1.15)       68,230         1.00            3.49          62
3/31/03    10.54        (2.47)       51,615         0.98            3.17          85


----------------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             NET
                                          REALIZED &                  DIVIDENDS     DIVIDENDS
                NET ASSET                 UNREALIZED                   DECLARED     FROM NET
                  VALUE        NET       GAIN (LOSS)    TOTAL FROM     FROM NET     REALIZED
                BEGINNING   INVESTMENT        ON        INVESTMENT    INVESTMENT     GAIN ON
PERIOD ENDED    OF PERIOD   INCOME*/**   INVESTMENTS*   OPERATIONS*     INCOME     INVESTMENTS
----------------------------------------------------------------------------------------------
                                    Multi-Managed Income Portfolio Class 1

3/31/99          $11.29       $0.53         $ 0.72        $ 1.25       $ (0.40)      $(0.07)
3/31/00           12.07        0.57           0.49          1.06         (0.54)       (0.40)
3/31/01           12.19        0.61          (0.53)         0.08         (0.14)       (0.48)
3/31/02           11.65        0.51          (0.40)         0.11         (0.40)       (0.16)
3/31/03           11.20        0.45          (0.02)         0.43         (0.35)          --

                            Asset Allocation: Diversified Growth Portfolio Class 1

3/31/99          $11.71       $0.14         $ 0.90        $ 1.04       $ (0.12)      $   --
3/31/00           12.63        0.21           2.04          2.25         (0.22)       (0.71)
3/31/01           13.95        0.28          (2.45)        (2.17)        (0.07)       (0.63)
3/31/02           11.08        0.17          (0.32)        (0.15)        (0.16)       (0.07)
3/31/03           10.70        0.15          (2.28)        (2.13)        (0.12)          --

                                           Stock Portfolio Class 1

3/31/99          $14.66       $0.03         $ 1.84        $ 1.87       $ (0.02)      $(0.30)
3/31/00           16.21       (0.01)          4.47          4.46            --        (1.07)
3/31/01           19.60        0.01          (4.03)        (4.02)           --        (1.23)
3/31/02           14.35        0.01           0.62          0.63         (0.01)       (0.61)
3/31/03           14.36        0.01          (3.36)        (3.35)           --           --

                                                                      RATIO OF
                 NET                      NET                            NET
                ASSET                    ASSETS     RATIO OF         INVESTMENT
                VALUE                    END OF    EXPENSES TO        INCOME TO
               END OF        TOTAL       PERIOD      AVERAGE           AVERAGE        PORTFOLIO
PERIOD ENDED   PERIOD      RETURN***    (000'S)    NET ASSETS        NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------
                                   Multi-Managed Income Portfolio Class 1
3/31/99        $12.07        11.19%     $ 50,250        1.06%(2)         4.50%(2)         43%
3/31/00         12.19         9.16        54,037        1.06(2)          4.72(2)          61
3/31/01         11.65         0.60        52,683        1.06(2)          5.04(2)          85
3/31/02         11.20         0.88        52,122        1.05(1)(2)       4.40(1)(2)       57
3/31/03         11.28         3.87        43,960        0.96(2)          3.97(2)          94
                           Asset Allocation: Diversified Growth Portfolio Class 1
3/31/99        $12.63         9.02%     $117,663        1.21%(2)         1.21%(2)        149%
3/31/00         13.95        18.14       161,058        1.21(2)          1.58(2)         156
3/31/01         11.08       (16.04)      154,240        0.98@(2)         2.12@(2)        193
3/31/02         10.70        (1.34)      138,550        0.96(2)          1.53(2)         233
3/31/03          8.45       (19.98)       93,278        0.95(2)          1.58(2)         143
                                           Stock Portfolio Class 1
3/31/99        $16.21        13.05%     $ 97,047        1.10%            0.20%            52%
3/31/00         19.60        28.35       132,831        1.06            (0.05)            75
3/31/01         14.35       (21.62)      128,896        0.95             0.07             77
3/31/02         14.36         4.36       114,656        0.95             0.04             59
3/31/03         11.01       (23.33)       75,591        0.95             0.11             45

----------------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.

 @ Gross of custody credits of 0.01%

(1) Ratio includes advisory recoupment which increased the net expense ratio and decreased the net investment income ratio by 0.04%.

(2) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                         EXPENSES
                                     ------------------------------------------------
                                     3/31/99    3/31/00   3/31/01   3/31/02   3/31/03
                                     --------   -------   -------   -------   -------
        Multi-Managed Income
         Portfolio.................    1.07%     1.08%     1.09%     1.05%     0.96%
        Asset Allocation:
         Diversified Growth
         Portfolio.................    1.22      1.21      0.98      0.96      0.95

                                               NET INVESTMENT INCOME (LOSS)
                                     ------------------------------------------------
                                     3/31/99    3/31/00   3/31/01   3/31/02   3/31/03
                                     --------   -------   -------   -------   -------
        Multi-Managed Income
         Portfolio.................    4.49%     4.70%      5.01%    4.40%      3.97%
        Asset Allocation:
         Diversified Growth
         Portfolio.................    1.20      1.58       2.12     1.53       1.58

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

     The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Portfolios by contacting:

           AIG SunAmerica Assurance Insurance Company
           Annuity Service Center
           P.O. Box 54299
           Los Angeles, California 90054-0299
           1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

                       STATEMENT OF ADDITIONAL INFORMATION

                              SEASONS SERIES TRUST


This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the current Prospectuses of Seasons Series Trust (the "Trust") dated July 29, 2003. This Statement of Additional Information ("SAI") incorporates the Prospectuses by reference. The Trust's audited financial statements are incorporated into this SAI by reference to its 2003 annual report to shareholders. You may request a copy of the Prospectuses and/or annual report at no charge by calling (800) 445-SUN2 or writing the Trust at the address below. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectuses.


                                 P.O. Box 54299
                       Los Angeles, California 90054-0299
                                 (800) 445-SUN2


                                  JULY 29, 2003

                                TABLE OF CONTENTS

                                                                                                                    PAGE
THE TRUST........................................................................................................     5

INVESTMENT OBJECTIVES AND POLICIES...............................................................................     6
         Short-Term Investments..................................................................................    12
                  Money Market Securities........................................................................    13
                  Commercial Bank Obligations....................................................................    13
                  Savings Association Obligations................................................................    13
                  Commercial Paper...............................................................................    13
                  Extendable Commercial Notes....................................................................    14
                  Variable Amount Master Demand Notes............................................................    14
                  Corporate Bonds and Notes......................................................................    15
                  Government Securities..........................................................................    15
                  Repurchase Agreements..........................................................................    15
         Mortgage-Backed Securities..............................................................................    16
                  GNMA Certificates..............................................................................    17
                  FHLMC Certificates.............................................................................    17
                  FNMA Certificates..............................................................................    17
                  Conventional Mortgage Pass-Through Securities..................................................    18
                  Collateralized Mortgage Obligations............................................................    18
                  Stripped Mortgage-Backed Securities............................................................    19
         Asset-Backed Securities.................................................................................    20
         U.S. Treasury Inflation Protection Securities...........................................................    20
         Loan Participations and Assignments.....................................................................    21
         Short Sales.............................................................................................    22
         Inverse Floaters........................................................................................    22
         Illiquid Securities.....................................................................................    23
         Currency Volatility.....................................................................................    24
         Defensive Instruments...................................................................................    24
         Derivatives.............................................................................................    24
         REITs...................................................................................................    24
         Floating Rate Obligations...............................................................................    25
         Variable Rate Demand Notes..............................................................................    25
         When-Issued and Delayed-Delivery Securities.............................................................    25
         Hybrid Instruments......................................................................................    26
         Other Investment Companies..............................................................................    28
         Standard & Poor's Depository Receipts...................................................................    29
         Interest-Rate Swaps, Mortgage Swaps, Caps, Floors and Collars...........................................    29
         Equity Swaps............................................................................................    30
         Interfund Borrowing and Lending Program.................................................................    31
         IPO Investing...........................................................................................    31
         Securities Lending......................................................................................    31
         Borrowing...............................................................................................    32

         Reverse Repurchase Agreement............................................................................    33
         Roll Transactions.......................................................................................    33
         Standby Commitments.....................................................................................    34
         Warrants................................................................................................    34
         Non-Diversified Status..................................................................................    34
         Foreign Securities......................................................................................    34
         Passive Foreign Investment Companies....................................................................    36
         Options and Futures.....................................................................................    36
         Forward Foreign Currency Exchange Contracts.............................................................    42
         New Developments........................................................................................    44
         Portfolio Trading.......................................................................................    44
         Special Situations......................................................................................    45

SUPPLEMENTAL INFORMATION ABOUT DERIVATIVES AND THEIR USE.........................................................    45
         Regulatory Aspects of Derivatives.......................................................................    45
         Possible Risk Factors in Derivatives....................................................................    46

SUPPLEMENTAL INFORMATION CONCERNING HIGH-YIELD, HIGH-RISK BONDS AND SECURITIES RATINGS...........................    47
         High-Yield, High-Risk Bonds.............................................................................    47

INVESTMENT RESTRICTIONS..........................................................................................    49

TRUST OFFICERS AND TRUSTEES......................................................................................    52

INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT.....................................................................    55

SUBADVISORY AGREEMENTS...........................................................................................    61

PERSONAL SECURITIES TRADING......................................................................................    67

RULE 12B-1 PLANS.................................................................................................    67

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES.......................................................................    68

SHARES OF THE TRUST..............................................................................................    71

PRICE OF SHARES..................................................................................................    72

PERFORMANCE DATA.................................................................................................    73

EXECUTION OF PORTFOLIO TRANSACTIONS..............................................................................    78

GENERAL INFORMATION..............................................................................................    86
         Custodian...............................................................................................    86

         Independent Accountants and Legal Counsel...............................................................    86
         Reports to Shareholders.................................................................................    87
         Shareholder and Trustee Responsibility..................................................................    87
         Registration Statement..................................................................................    87
         Proxy Voting Policies & Procedures......................................................................    87

FINANCIAL STATEMENTS.............................................................................................    89

APPENDIX.........................................................................................................    90

                                    THE TRUST

The Trust, organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts, and may be sold to fund variable life contracts in the future. The Trust currently consists of nineteen separate portfolios (each, a "Portfolio" and collectively, the "Portfolios").

On October 3, 1998, the Board of Trustees, including a majority of independent Trustees as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust (the "Independent Trustees") approved the creation of the Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, International Equity, Diversified Fixed Income and Cash Management Portfolios. On May 23, 2000, the Board of Trustees approved the creation of the Focus Growth Portfolio.

On May 23, 2000, the Board of Trustees approved the creation of Class B shares and the renaming of all issued and outstanding shares as Class A shares. On August 27, 2002, the Board of Trustees approved the creation of Class 3 shares and the renaming of Class A and B shares to Class 1 and 2, respectively. Class 1, 2 and 3 shares of each Portfolio are offered only in connection with certain variable contracts and variable life insurance policies ("variable contracts"). Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees, while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the plan adopted pursuant to Rule 12b-1 promulgated under the 1940 Act with respect to Class 2 and 3 shares (the "Class 2 Plan", the "Class 3 Plan" and collectively, the "Plans").

On November 29, 2000, the Board of Trustees approved the creation of the Focus TechNet and Focus Growth and Income Portfolios. On August 21, 2001, the Board of Trustees approved the creation of the Focus Value Portfolio. The Board of Trustees may establish additional portfolios or classes in the future.





Shares of the Portfolios are held by Variable Annuity Account Five, a separate account of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) ("Life Company"), an Arizona life insurance company. The Life Company is a wholly-owned subsidiary of SunAmerica Life Insurance Company, an Arizona corporation wholly-owned by American International Group, Inc. ("AIG"), a Delaware corporation. The Life Company may issue variable life contracts that also will use the Trust as the underlying investment. The offering of Trust shares to variable annuity and variable life separate accounts is referred to as "mixed funding." It may be disadvantageous for variable annuity separate accounts and variable life separate accounts to invest in the Trust simultaneously. Although neither the Life Company nor the Trust currently foresees such disadvantages either to variable annuity or variable life contract owners, the Board of Trustees of the Trust will monitor events in order to identify any material conflicts to determine what action, if any, should be taken in response thereto. Shares of the Trust may be offered to separate accounts of other life insurance companies that are affiliates of the Life Company.



AIG SunAmerica Asset Management Corp. ("SunAmerica"), an indirect, wholly-owned subsidiary of the Life Company, serves as investment adviser for each Portfolio. As described in the Prospectuses, SunAmerica may retain subadvisers (each, a "Manager" and together with SunAmerica, the "Managers") to assist in the management of one or more Portfolios.


                       INVESTMENT OBJECTIVES AND POLICIES

The investment goal and principal investment strategy for each of the Portfolios, along with certain types of investments the Portfolios make under normal market conditions and for efficient portfolio management, are described under "Trust Highlights" and "More Information About the Portfolios - Investment Strategies" in the Prospectuses. The following charts and information supplements the information contained in the Prospectuses and also provides information concerning investments the Portfolios make on a periodic basis which includes infrequent investments or investments in which the Portfolios reserve the right to invest. We have also included a supplemental glossary to define investment and risk terminologies used in the charts herein that do not otherwise appear in the Prospectuses under the section entitled "Glossary." In addition, the supplemental glossary also provides additional and/or more detailed information about certain investment and risk terminologies that appears in the Prospectuses under the section entitled "Glossary." Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase.

-----------------------------------------------------------------------------------------------------------------------
                                                  SEASONS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                    AGGRESSIVE GROWTH                                            BALANCED
                                  COMPONENT/SUNAMERICA        GROWTH COMPONENT/JANUS       COMPONENT/SUNAMERICA
-----------------------------------------------------------------------------------------------------------------------
In what other types of         -    U.S. Treasury             -    U.S. Treasury           -    U.S. Treasury
investments may the                 inflation protection           inflation protection         inflation protection
Portfolio/Managed Component         securities                     securities                   securities
PERIODICALLY invest?
                               -    Short sales               -    Loan participations     -    Short sales
                                                                   and assignments
                               -    Inverse floaters                                       -    Inverse floaters
                                                              -    Short sales
                               -    Floating rate                                          -    Floating rate
                                    obligations               -    Inverse floaters             obligations

                               -    When-issued and           -    Floating rate           -    When-issued and
                                    delayed-delivery               obligations                  delayed-delivery
                                    securities                                                  securities
                                                              -    When-issued and
                               -    Equity swaps                   delayed-delivery        -    Equity swaps
                                                                   securities
                               -    Borrowing                                              -    Borrowing
                                                              -    Equity swaps
                               -    Variable rate demand                                   -    Variable rate demand
                                    notes                     -    Bank obligations             notes

                               -    Reverse                   -    Corporate debt          -    Reverse repurchase
                                    repurchase agreements          obligations                  agreements

                               -    Roll transactions         -    Borrowing               -    Roll transactions

                               -    Standby commitments       -    Variable rate demand    -    Hybrid instruments
                                                                   notes
                               -    Hybrid instruments                                     -    Standby commitments
                                                              -    Reverse repurchase
                               -    Warrants                       agreements              -    Warrants

                               -    Forward foreign           -    Hybrid instruments      -    Forward foreign
                                    currency exchange                                           currency exchange
                                    contracts                 -    Roll transactions            contracts

                               -    Portfolio trading         -    Standby commitments     -    Portfolio trading

                                                              -    Warrants

                                                              -    Forward foreign
                                                                   currency exchange
                                                                   contracts

                                                              -    Portfolio trading

                                                              -    Derivatives
-----------------------------------------------------------------------------------------------------------------------
What other types of risk may   -    Currency volatility       -    Currency volatility     -    Currency volatility
POTENTIALLY or PERIODICALLY
affect the Portfolio/Managed   -    Interest rate             -    Interest rate
Component?                          fluctuation                    fluctuation

                               -    Credit quality
-----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                          SEASONS PORTFOLIOS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                        FIXED INCOME               ASSET ALLOCATION:
                                    COMPONENT/WELLINGTON          DIVERSIFIED GROWTH
                                         MANAGEMENT                     PORTFOLIO                 STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
In what other types of         -    U.S. Treasury inflation    -   U.S. Treasury inflation   -   U.S. Treasury inflation
investments may the                 protection securities          protection securities         protection securities
Portfolio/Managed
Component PERIODICALLY         -    Loan participations and    -   Loan participations and   -   Short sales
invest?                             assignments                    assignments
                                                                                             -   When-issued and
                               -    Short sales                -   Short sales                   delayed-delivery
                                                                                                 securities
                               -    Inverse floaters           -   Floating rate
                                                                   obligations               -   Borrowing
                               -    Floating rate
                                    obligations                -   When-issued and           -   Forward foreign
                                                                   delayed-delivery              currency exchange
                               -    When-issued and                securities                    contracts
                                    delayed-delivery
                                    securities                 -   Equity swaps              -   Portfolio trading

                               -    Equity swaps               -   Borrowing                 -   IPO investing

                               -    Borrowing                  -   Variable rate demand
                                                                   notes
                               -    Variable rate demand
                                    notes                      -   Hybrid instruments

                               -    Reverse repurchase         -   Roll transactions
                                    agreements
                                                               -   Standby commitments
                               -    Hybrid instruments
                                                               -   Warrants
                               -    Roll transactions
                                                               -   Forward foreign
                               -    Standby commitments            currency exchange
                                                                   contracts
                               -    Warrants
                                                               -   Variable amount master
                               -    Forward foreign currency       demand notes
                                    exchange contracts
                                                               -   ECNs
                               -    Variable amount master
                                    demand notes               -   Portfolio trading

                               -    Extendable commercial      -   IPO investing
                                    notes (ECNs)

                               -    ADRs/EDRs/GDRs

                               -    Portfolio trading
------------------------------------------------------------------------------------------------------------------------
What other types of risk       -    Currency volatility        -   Currency volatility       -   Currency volatility
may POTENTIALLY or
PERIODICALLY affect the
Portfolio/Managed
Component?
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                 SEASONS SELECT PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
                                      LARGE CAP GROWTH            LARGE CAP COMPOSITE            LARGE CAP VALUE
                                         PORTFOLIO                     PORTFOLIO                    PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
In what other types of         -    U.S. Treasury inflation    -   U.S. Treasury inflation   -   U.S. Treasury inflation
investments may the                 protection securities          protection securities         protection securities
Portfolio PERIODICALLY
invest?                        -    Loan participations and    -   Loan participations and   -   Loan participations and
                                    assignments                    assignments                   assignments

                               -    Bank obligations           -   Short sales               -   Short sales

                               -    Short sales                -   Inverse floaters          -   Inverse floaters

                               -    Inverse floaters           -   Floating rate             -   Floating rate
                                                                   obligations                   obligations
                               -    Floating rate
                                    obligations                -   When-issued and           -   When-issued and
                                                                   delayed-delivery              delayed-delivery
                               -    When-issued and                securities                    securities
                                    delayed-delivery
                                    securities                 -   Equity swaps              -   Equity swaps

                               -    Equity swaps               -   Borrowing                 -   Borrowing

                               -    Corporate debt             -   Variable rate demand      -   Variable rate demand
                                    obligations                    notes                         notes

                               -    Borrowing                  -   Reverse repurchase        -   Reverse repurchase
                                                                   agreements                    agreements
                               -    Variable rated demand
                                    notes                      -   Roll transactions         -   Roll transactions

                               -    Reverse repurchase         -   Standby commitments       -   Standby commitments
                                    agreements
                                                               -   Warrants                  -   Warrants
                               -    Roll transactions
                                                               -   Forward foreign           -   Forward foreign
                               -    Standby commitments            currency exchange             currency exchange
                                                                   contracts                     contracts
                               -    Warrants
                                                               -   ECNs                      -   ECNs
                               -    Forward foreign currency
                                    exchange contracts         -   Variable amount master    -   Variable amount master
                                                                   demand notes                  demand notes
                               -    ECNs
                                                               -   Portfolio trading         -   Portfolio trading
                               -    Variable amount master
                                    demand notes               -   PFICs                     -   PFICs

                               -    Portfolio trading          -   IPO investing             -   IPO investing

                               -    Derivatives
------------------------------------------------------------------------------------------------------------------------
What other types of risk       -    Currency volatility        -   Currency volatility       -   Currency volatility
may POTENTIALLY or
PERIODICALLY affect the        -    Small and medium sized     -   Small and medium sized    -   Small and medium sized
Portfolio?                          companies                      companies                     companies
------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                          SEASONS SELECT PORTFOLIOS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                       MID CAP GROWTH                MID CAP VALUE                    SMALL CAP
                                          PORTFOLIO                    PORTFOLIO                      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
In what other types of         -    U.S. Treasury inflation    -   U.S. Treasury inflation      -   U.S. Treasury inflation
investments may the                 protection securities          protection securities            protection securities
Portfolio PERIODICALLY
invest?                        -    Loan participations and    -   Short sales                  -   Short sales
                                    assignments
                                                               -   Bank obligations             -   When-issued and
                               -    Short sales                                                     delayed-delivery
                                                               -   When-issued and                  securities
                               -    Inverse floaters               delayed-delivery
                                                                   securities                   -   Borrowing
                               -    Floating rate
                                    obligations                -   Equity swaps                 -   Roll transactions

                               -    When-issued and            -   Borrowing                    -   Warrants
                                    delayed-delivery
                                    securities                 -   Corporate debt obligations   -   Forward foreign currency
                                                                                                    exchange contracts
                               -    Equity swaps               -   Roll transactions
                                                                                                -   Portfolio trading
                               -    Borrowing                  -   Warrants
                                                                                                -   Defensive instruments
                               -    Variable rated demand      -   Forward foreign currency
                                    notes                          exchange contracts           -   IPO investing

                               -    Reverse repurchase         -   ECNs
                                    agreements
                                                               -   Portfolio trading
                               -    Roll transactions
                                                               -   Defensive instruments
                               -    Standby commitments
                                                               -   IPO investing
                               -    Forward foreign currency
                                    exchange contracts

                               -    ECNs

                               -    Variable amount master
                                    demand notes

                               -    Portfolio trading

                               -    IPO investing
----------------------------------------------------------------------------------------------------------------------------
What other types of risk may   -    Currency volatility        -   Currency volatility          -   Currency volatility
POTENTIALLY or PERIODICALLY
affect the Portfolio?
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                             SEASONS SELECT PORTFOLIOS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                        INTERNATIONAL             DIVERSIFIED FIXED INCOME
                                       EQUITY PORTFOLIO                  PORTFOLIO               CASH MANAGEMENT PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
In what other types of         -    U.S. Treasury inflation    -   U.S. Treasury inflation      -   U.S. Treasury inflation
investments may the                 protection securities          protection securities            protection securities

Portfolio PERIODICALLY         -    Loan participations and    -   Loan participations and      -   Floating rate
invest?                             assignments                    assignments                      obligations

                               -    Bank obligations           -   Short sales                  -   When-issued and
                                                                                                    delayed-delivery
                               -    Short sales                -   Inverse floaters                 securities

                               -    Floating rate              -   Floating rate                -   Reverse repurchase
                                    obligations                    obligations                      agreements

                               -    When-issued and            -   When-issued and              -   Roll transactions
                                    delayed-delivery               delayed-delivery
                                    securities                     securities                   -   Hybrid instruments

                               -    Equity swaps               -   Equity swaps                 -   Standby commitments

                               -    Borrowing                  -   Borrowing                    -   Interest rate swaps,
                                                                                                    mortgage swaps, caps,
                               -    Corporate debt             -   Variable rate demand             floors and collars
                                    obligations                    notes
                                                                                                -   Variable amount master
                               -    Reverse repurchase         -   Reverse repurchase               demand notes
                                    agreements                     agreements
                                                                                                -   ECNs
                               -    Roll transactions          -   Roll transactions

                               -    Standby commitments        -   Standby commitments

                               -    Warrants                   -   Warrants

                               -    Forward foreign currency   -   Forward foreign currency
                                    exchange contracts             exchange contracts

                               -    Portfolio trading          -   ECNs

                               -    Defensive instruments      -   Portfolio trading

                               -    IPO investing
----------------------------------------------------------------------------------------------------------------------------
What other types of risk may   -    Currency volatility        -   Currency volatility          -   Credit quality
POTENTIALLY or PERIODICALLY
affect the Portfolio?
----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                           SEASONS FOCUSED PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
                         FOCUS GROWTH                  FOCUS TECHNET                FOCUS GROWTH AND           FOCUS VALUE
                          PORTFOLIO                      PORTFOLIO                  INCOME PORTFOLIO            PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
In what other    -  U.S. Treasury inflation     -  U.S. Treasury inflation  -  U.S. Treasury inflation   -  U.S. Treasury inflation
types of            protection securities          protection securities       protection securities        protection securities
investments may
the Portfolio    -  Loan participations and     -  Loan participations and  -  Loan participations and   -  Loan participations and
PERIODICALLY        assignments                    assignments                 assignments                  assignments
invest?
                 -  ADRs/EDRs/GDRs              -  ADRs/EDRs/GDRs           -  ADRs/EDRs/GDRs            -  ADRs/EDRs/GDRs

                 -  Short sales                 -  Short sales              -  Short sales               -  Short sales

                 -  Floating rate               -  When-issued and          -  Floating rate             -  Floating rate
                    obligations                    delayed-delivery            obligations                  obligations
                                                   securities
                 -  When-issued and                                         -  When-issued and           -  Inverse floaters
                    delayed-delivery            -  Equity swaps                delayed-delivery
                    securities                                                 securities                -  Fixed-income
                                                -  Borrowing.                                               securities
                 -  Equity swaps                                            -  Equity swaps
                                                -  Reverse repurchase                                    -  When-issued and
                 -  Borrowing                      agreements               -  Borrowing                    delayed-delivery
                                                                                                            securities
                 -  Variable rate demand        -  Variable amount master   -  Variable rate demand
                    notes                          demand notes                notes                     -  Equity swaps

                 -  Reverse repurchase          -  Standby commitments      -  Reverse repurchase        -  Borrowing
                    agreements                                                 agreements
                                                -  Portfolio trading                                     -  Reverse repurchase
                 -  Variable amount master                                  -  Variable amount master       agreements
                    demand notes                                               demand notes
                                                                                                         -  Variable amount rate
                 -  ECNs                                                    -  ECNs                         demand notes

                 -  Portfolio trading                                       -  Standby commitments       -  Standby commitments

                                                                            -  Portfolio trading         -  Portfolio trading

                                                                            -  IPO investing             -  IPO investing
------------------------------------------------------------------------------------------------------------------------------------
What other       -  Currency volatility         -  Currency volatility      -  Currency volatility       -  Currency volatility
types of risk
may POTENTIALLY
or PERIODICALLY
affect the
Portfolio?
------------------------------------------------------------------------------------------------------------------------------------


SUPPLEMENTAL GLOSSARY

SHORT-TERM INVESTMENTS, including both U.S. and non-U.S. dollar denominated money market instruments, are invested in for reasons that may include (a) liquidity purposes (to meet redemptions and expenses); (b) to generate a return on idle cash held by a Portfolio during periods when a Manager is unable to locate favorable investment opportunities; or (c) temporary defensive purposes. In order to facilitate quarterly rebalancing of THE MULTI-MANAGED SEASONS PORTFOLIOS as described in the Prospectuses and to adjust for the flow of investments into and out of the Portfolios, each Portfolio may hold a greater percentage of its assets in cash or cash equivalents at the end of each quarter than might otherwise be the case. Although each Portfolio may invest in short-term investments, the CASH MANAGEMENT PORTFOLIO invests principally in short-term investments. Certain Portfolios may be limited in their ability to invest in short-term investments as reflected below. Common short-term investments may include, but are limited to the following:


     Money Market Securities may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements, commercial paper, bankers' acceptances, time deposits and certificates of deposit. Janus Capital Management LLC ("Janus") may invest idle cash of the GROWTH COMPONENT/JANUS of each MULTI-MANAGED SEASONS PORTFOLIO and their portion of the LARGE CAP GROWTH PORTFOLIO in money market mutual funds that it manages. T. Rowe Price Associates, Inc. ("T. Rowe Price") may invest idle cash of the STOCK PORTFOLIO and its portion of the LARGE CAP COMPOSITE, LARGE CAP VALUE and MID CAP GROWTH PORTFOLIOS in money market funds that it manages.



     Commercial Bank Obligations. Certificates of deposit ("CDs") (interest-bearing time deposits), bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks. CDs are securities that represent deposits in a depository institution for a specified rate of interest and normally are negotiable. CDs issued by a foreign branch (usually London) of a U.S. domestic bank, are known as Eurodollar CDs. Although certain risks may be associated with Eurodollar CDs that are not associated with CDs issued in the U.S. by domestic banks, the credit risks of these obligations are similar because U.S. banks generally are liable for the obligations of their branches. CDs issued through U.S. branches of foreign banks are known as Yankee CDs. These branches are subject to federal or state banking regulations. The secondary markets for Eurodollar and Yankee CDs may be less liquid than the market for CDs issued by domestic branches of U.S. banks. The CASH MANAGEMENT PORTFOLIO, the GROWTH COMPONENT/JANUS of each MULTI-MANAGED SEASONS PORTFOLIO and Janus' portion of the LARGE CAP GROWTH PORTFOLIO may also invest in obligations issued by commercial banks with total assets of less than $1 billion if the principal amount of these obligations are fully insured by the Federal Deposit Insurance Corporation ("FDIC").



     Savings Association Obligations. Certificates of deposit (interest-bearing time deposits) issued by mutual savings banks or savings and loan associations with assets in excess of $1 billion and whose deposits are insured by the FDIC. The CASH MANAGEMENT PORTFOLIO, the GROWTH COMPONENT/JANUS of each MULTI-MANAGED SEASONS PORTFOLIO and Janus' portion of the LARGE CAP GROWTH PORTFOLIO managed by Janus may also invest in obligations issued by mutual savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations are fully insured by the FDIC.


     Commercial Paper. Short-term notes (up to 12 months) issued by corporations or governmental bodies, including variable amount master demand notes. The CASH MANAGEMENT PORTFOLIO may purchase commercial paper only if judged by the Manager to be of suitable investment quality. This includes commercial paper that is (a) rated in the two highest categories by any two or more nationally recognized statistical rating organizations ("NRSRO") or one NRSRO if only one NRSRO has rated the security, or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the CASH MANAGEMENT PORTFOLIO. (No more than 5% of the CASH MANAGEMENT PORTFOLIO'S assets may be invested in commercial paper in the second highest rating category; no more than the greater of 1% of the CASH MANAGEMENT PORTFOLIO'S assets or $1 million may be invested in such securities of any one issuer.) See "Appendix-Corporate Bond and Commercial Paper Ratings " for a description of the ratings. The CASH MANAGEMENT PORTFOLIO will not purchase commercial paper described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase.

     Extendable Commercial Notes ("ECNs") are very similar to commercial paper except that with ECNs the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECNs' credit rating at the time. The CASH MANAGEMENT PORTFOLIO may purchase ECNs only if judged by the Manager to be of suitable investment quality. This includes ECNs that are (a) rated in the two highest categories by any two or more NRSRO or one NRSRO if only one NRSRO has rated the security, or (b) other ECNs deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the CASH MANAGEMENT PORTFOLIO. (No more than 5% of the CASH MANAGEMENT PORTFOLIO'S assets may be invested in ECNs in the second highest rating category; no more than the greater of 1% of the CASH MANAGEMENT PORTFOLIO'S assets or $1 million may be invested in such securities of any one issuer.) See "Appendix-Corporate Bond and Commercial Paper Ratings" for a description of the ratings. The CASH MANAGEMENT PORTFOLIO will not purchase ECNs described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase.

     Each Portfolio except the International Equity, Stock, Focus Value, Focus TechNet and Small Cap Portfolios may invest in ECNs.

     Variable Amount Master Demand Notes permit a Portfolio to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. The CASH MANAGEMENT

     PORTFOLIO'S investments in these instruments are limited to those that have a demand feature enabling the CASH MANAGEMENT PORTFOLIO unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. Generally, the CASH MANAGEMENT PORTFOLIO attempts to invest in instruments having a one-day notice provision. In connection with master demand note arrangements, the Manager, subject to the direction of the Trustees, monitors on an ongoing basis the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Manager also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by NRSROs and a Portfolio may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which a Portfolio may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Manager has reason to believe that the borrower could not make timely repayment upon demand.

     Each Portfolio except the Mid Cap Value, International Equity, Stock and Small Cap Portfolios may invest in variable account demand master notes.

     Corporate Bonds and Notes. A Portfolio may purchase corporate obligations that mature or that may be redeemed in 397 days or less. These obligations originally may have been issued with maturities in excess of such period. The CASH MANAGEMENT PORTFOLIO may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by any two or more NRSRO or one NRSRO if only one NRSRO has rated the security. See "Appendix-Corporate Bond and Commercial Paper Ratings" for a description of the ratings.

     Each Portfolio except the Small Cap Portfolio may invest in corporate obligations maturing 397 days or less.

     Government Securities. Debt securities maturing within one year of the date of purchase include adjustable-rate mortgage securities backed by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC") and other non-agency issuers. Although certain floating or variable rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities.

     Repurchase Agreements. Each Portfolio may invest in repurchase agreements. A Portfolio will enter into repurchase agreements involving only securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Manager, subject to the guidance of the Trustees. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Portfolio's money is invested in the security. Whenever a Portfolio enters into a repurchase agreement, it obtains appropriate collateral. The instruments held as collateral are valued daily and if the value of the instruments declines, the Portfolio will require additional collateral. If the seller under the repurchase agreement defaults, the Portfolio may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited. The Trustees have established guidelines to be used by the Manager in connection with transactions in repurchase agreements and will regularly monitor each Portfolio's use of repurchase agreements. A Portfolio will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% (10% with respect to the CASH MANAGEMENT PORTFOLIO) of the value of its net assets. However, repurchase agreements having a maturity of seven days or less for temporary defensive purposes are not subject to the limits on illiquid securities.

MORTGAGE-BACKED SECURITIES include investments in mortgage-related securities, including certain U.S. government securities such as GNMA, FNMA or FHLMC certificates (as defined below), and private mortgage-related securities, which represent an undivided ownership interest in a pool of mortgages. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, fifteen-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments, including prepayments, on the mortgages underlying the certificate, net of certain fees.

The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. Thus, the actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Portfolio to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as does the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that the Portfolio receives may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect, which may increase the yield to shareholders more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. A Portfolio may purchase mortgage-backed securities at a premium or at a discount.

The following is a description of GNMA, FNMA and FHLMC certificates, the most widely available mortgage-backed securities:

    GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a Portfolio may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

    GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the FMHA, or guaranteed by the Veterans Administration. The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

    The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Portfolio has purchased the certificates at a premium in the secondary market.

    FHLMC Certificates. The FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs") (collectively, "FHLMC Certificates"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.

    GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

    FNMA Certificates. The FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

Other types of mortgage-backed securities include:

     Conventional Mortgage Pass-Through Securities ("Conventional Mortgage Pass-Throughs") represent participation interests in pools of mortgage loans that are issued by trusts formed by originators of the institutional investors in mortgage loans (or represent custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loans associations, credit unions, savings banks, insurance companies, investment banks or special purpose subsidiaries of the foregoing. For federal income tax purposes, such trusts are generally treated as grantor trusts or REMICs and, in either case, are generally not subject to any significant amount of federal income tax at the entity level.

     The mortgage pools underlying Conventional Mortgage Pass-Throughs consist of conventional mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on residential or mixed residential and commercial properties. Conventional Mortgage Pass-Throughs (whether fixed or adjustable rate) provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amount paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. A trust fund with respect to which a REMIC election has been made may include regular interests in other REMICs, which in turn will ultimately evidence interests in mortgage loans.

     Conventional mortgage pools generally offer a higher rate of interest than government and government-related pools because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loans, title, pool and hazard insurance and letters of credit. The insurance and guarantees may be issued by private insurers and mortgage poolers. Although the market for such securities is becoming increasingly liquid, mortgage-related securities issued by private organizations may not be readily marketable.

     Collateralized Mortgage Obligations ("CMOs") are fully collateralized bonds that are the general obligations of the issuer thereof (e.g., the U.S. government, a U.S. government instrumentality, or a private issuer). Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs.

     Principal and interest on the underlying mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those that are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

     A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which accrue interest at a specified rate only until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay CMOs which generally require that specified amounts of principal be applied on each payment date to one or more classes of CMOs (the "PAC Certificates"), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created to absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

     Each Portfolio may invest in CMOs.

     Stripped Mortgage-Backed Securities ("SMBSs") are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield. While interest-only and principal-only securities are generally regarded as being illiquid, such securities may be deemed to be liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Portfolio's net asset value per share. Only government interest-only and principal-only securities backed by fixed-rate mortgages and determined to be liquid under guidelines and standards established by the Trustees may be considered liquid securities not subject to a Portfolio's limitation on investments in illiquid securities.

ASSET-BACKED SECURITIES, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support that fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price

Index for All Urban Consumers ("CPI-U"). The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance. The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date. Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month. Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.


LOAN PARTICIPATIONS AND ASSIGNMENTS include investments in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions ("Lenders"). Investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of Participations, the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Manager to be creditworthy. When the Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio and calculating its net asset value.


The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and there may be no liquid market for such securities, as described above.

SHORT SALES are affected by selling a security that a Portfolio does not own. Certain Portfolios may engage in short sales "against the box". A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A short sale against the box of an "appreciated financial position" (e.g., appreciated stock) generally is treated as a sale by the Portfolio for federal income tax purposes. A Portfolio generally will recognize any gain (but not loss) for federal income tax purposes at the time that it makes a short sale against the box. A Portfolio may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales. A Portfolio may also engage in "naked" short sales. In a naked short transaction, a Portfolio sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Portfolio must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. When a Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, a Portfolio will need to arrange through a broker to borrow the securities and, in so doing, a Portfolio will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. Until a Portfolio replaces a borrowed security, the Portfolio will segregate and maintain daily, cash or other liquid securities, at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested. The Cash Management Portfolio will not enter into short sales.

INVERSE FLOATERS are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's limitation on investments in such securities.

ILLIQUID SECURITIES. Each of the Portfolios may invest no more than 15% (10% in the case of the CASH MANAGEMENT PORTFOLIO) of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements that have a maturity of longer than seven days or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Portfolios will seek to obtain the right of registration at the expense of the issuer (except in the case of "Rule 144A securities," as described herein).

In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act for which there is a readily available market will not be deemed to be illiquid. SunAmerica or the Manager, as the case may be, will monitor the liquidity of such restricted securities subject to the supervision of the Trustees of the Trust. In reaching liquidity decisions, SunAmerica or the Manager, as the case may be, will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (ii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Commercial paper issues in which a Portfolio may invest include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The CASH MANAGEMENT PORTFOLIO'S 10% limitation on investments in illiquid securities includes Section 4(2) paper that the Manager has determined to not be liquid pursuant to guidelines established by the Trustees. The Portfolio's Trustees delegated to the Manager the function of making day-to-day determinations of liquidity with respect to
Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Manager to take into account the same factors described above for other restricted securities and require the Manager to perform the same monitoring and reporting functions.

CURRENCY VOLATILITY. The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio's non-U.S. dollar denominated securities.

DEFENSIVE INSTRUMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

DERIVATIVES. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from registration under the 1940 Act. Changes in interest rates may also affect the value of the debt securities in the Portfolio's portfolio. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expense of the Portfolio, but also, indirectly, similar expenses of the REITs, including compensation of management.

FLOATING RATE OBLIGATIONS have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The Manager considers floating rate obligations to be liquid investments because a number of U.S. and foreign securities dealers make active markets in these securities.

VARIABLE RATE DEMAND NOTES ("VRDNs"). VRDNs are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Additionally, the Cash Management Portfolio also may invest in participation VRDNs, which provide the Portfolio with an undivided interest in underlying VRDNs held by major investment banking institutions. Any purchaser of VRDNs will meet applicable diversification and concentration requirements.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. When-issued or delayed-delivery transactions call for the purchase or sale of securities at an agreed-upon price on a specified future date.

Although a Portfolio will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Portfolio may dispose of a commitment prior to settlement. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by a Portfolio and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation, and the value at delivery may be less than the purchase price. A Portfolio will designate cash or other liquid securities at least equal to the value of purchase commitments until payment is made. A Portfolio will likewise segregate liquid assets in respect of securities sold on a delayed delivery basis.

A Portfolio will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure to do so may result in a Portfolio losing the opportunity to obtain a price and yield considered to be advantageous. If a Portfolio chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a firm commitment, it may incur a gain or loss. (At the time a Portfolio makes a commitment to purchase or sell a security on a when-issued or firm commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.)

To the extent a Portfolio engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objective and policies and not for the purposes of investment leverage. A Portfolio enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above) when-issued securities and firm commitments may be sold prior to the settlement date. In addition, changes in interest rates in a direction other than that expected by the Manager before settlement of a purchase will affect the value of such securities and may cause a loss to a Portfolio.

When-issued transactions and firm commitments may be used to offset anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Portfolio might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. An example of a when-issued or delayed delivery security is a "to be announced" or "TBA" mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security is purchased or sold with the specific pools to be announced on a future settlement date, with no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

HYBRID INSTRUMENTS, including indexed or structured securities, combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments may be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transactions costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument, which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption (or sale) value of such an investment could be zero. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission (the "SEC"), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, a Portfolio that so invests will limit its investments in Hybrid Instruments to 10% of its total assets.

Hybrid Instruments include:

     Structured Investments which are organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in Structured Securities are generally of a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.


OTHER INVESTMENT COMPANIES. The Portfolios may invest in securities of other investment companies (including exchange-traded funds such as SPDRs and iShares(sm), as described below) subject to statutory limitations prescribed by the 1940 Act. These limitations include a prohibition on any Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Portfolio's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Exchange-traded funds such as SPDRs and iShares(sm) are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ(R) National Market System.



     IShares(sm) are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International ("MSCI") indices or various countries and regions. iShares(sm) are listed on the American Stock Exchange ("AMEX") and were initially offered to the public in 1996. The market prices of iShares(sm) are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of iShares(sm) on the AMEX. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares(sm) will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares(sm) should occur in the future, the liquidity and value of a Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, a Portfolio could be required to reconsider the use of iShares(sm) as part of its investment strategy.


     Standard & Poor's Depositary Receipts ("SPDRs") are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust established to accumulate and hold a portfolio of common stocks intended to track the price performance and dividend yield of the S&P 500(R). SPDRs may be used for several reasons, including but not limited to facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk, as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

     The International Equity Portfolio may also purchase shares of investment companies investing primarily in foreign securities, including "country funds". Country funds have portfolios consisting primarily of securities of issuers located in specific foreign regions.

INTEREST-RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS. Entering into interest-rate swaps or mortgage swaps or purchasing interest-rate caps, floors or collars is often done to protect against interest rate fluctuations and hedge against fluctuations in the fixed income market. A Portfolio will generally enter into these hedging transactions primarily to preserve a return or spread on a particular investment or portion of the portfolio and to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest-rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating-rate payments for fixed-rate payments). Since interest-rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest-rate positions. Portfolios will enter into interest-rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest-rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest-rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest-rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest-rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

The purchase of an interest-rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest-rate cap. The purchase of an interest-rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest-rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

Portfolios will not enter into any mortgage swap, interest-rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated either AA or A-1 or better by Standard & Poor's Rating Services, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") or Aa or P-1 or better by Moody's Investors Services, Inc. ("Moody's"), or is determined to be of equivalent quality by the applicable Manager.

EQUITY SWAPS are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities in various circumstances where direct investment in the securities is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swaps contracts may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to an equity swap defaults, the Portfolio's risk of loss consists of the net amount of payment that the Portfolio is contractually entitled to receive, if any. The Portfolio will segregate cash or other liquid securities in an amount having an aggregate net asset value at least equal to the accrued excess of the Portfolio's obligations over its entitlements with respect to each equity swap. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Portfolio's potential expenses, as permitted by applicable law, the Portfolio believes that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions.


IPO INVESTING. A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.



INTERFUND BORROWING AND LENDING PROGRAM. The Trust has received exemptive relief from the SEC which permits a Portfolio to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of participating Portfolios, including the requirement that no Portfolio may borrow from the program unless it receives a more favorable interest rate than would be available to any of the participating Portfolios from a typical bank for comparable transaction. In addition, a Portfolio may participate in the program only if and the extent that such participation is consistent with the Portfolio's investment objectives and policies (for instance, money market funds would normally participate only as lenders). Interfund loans and borrowings may extend overnight but could have a maximum duration of seven days. Loans may be called on one business day's notice. A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of the participating Portfolios. To the extent a Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio will comply with its investment policy on borrowing.


SECURITIES LENDING. Consistent with applicable regulatory requirements, each Portfolio, except the CASH MANAGEMENT PORTFOLIO, may lend portfolio securities in amounts up to 33 1/3% of total assets to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Portfolio and are at all times secured by cash or equivalent collateral. In lending its portfolio securities, a Portfolio receives income while retaining the securities' potential for capital appreciation. The advantage of such loans is that a Portfolio continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in high-quality short-term debt securities, including repurchase agreements. A loan may be terminated by the borrower on one business day's notice or by a Portfolio at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only to firms deemed by the Manager to be creditworthy. On termination of the loan, the borrower is required to return the securities to a Portfolio; and any gain or loss in the market price of the loaned security during the loan would inure to the Portfolio. Each such Portfolio will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

Since voting or consent rights accompany loaned securities pass to the borrower, each such Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Portfolio's investment in the securities that are the subject of the loan.

BORROWING. As a matter of fundamental policy each Portfolio is authorized to borrow up to 33 1/3% (and the CASH MANAGEMENT PORTFOLIO up to 5%) of its total assets for temporary or emergency purposes.

To the extent a Portfolio borrows for investment purposes, borrowing creates leverage which is a speculative characteristic. This practice may help increase the net asset value of the assets allocated to these Portfolios in an amount greater than would otherwise be the case when the market values of the securities purchased through borrowing increase. In the event the return on an investment of borrowed monies does not fully recover the costs of such borrowing, the value of the Portfolio's assets would be reduced by a greater amount than would otherwise be the case. The effect of leverage will therefore tend to magnify the gains or losses to the Portfolio as a result of investing the borrowed monies. During periods of substantial borrowings, the value of the Portfolio's assets would be reduced due to the added expense of interest on borrowed monies. Each of such Portfolios is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets); provided that, with respect to the Multi-Managed Seasons Portfolios such limitation will be calculated with respect to the net assets allocated to the SunAmerica/Aggressive Growth component of such Multi-Managed Seasons Portfolio. The time and extent to which the component or Portfolios may employ leverage will be determined by the respective Manager in light of changing facts and circumstances, including general economic and market conditions, and will be subject to applicable lending regulations of the Board of Governors of the Federal Reserve Board.

Any such borrowing will be made pursuant to the requirements of the 1940 Act and will be made only to the extent that the value of each Portfolio's assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of a Portfolio's assets, so computed, should fail to meet the 300% asset coverage requirement, the Portfolio is required, within three business days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Portfolio would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Since substantially all of a Portfolio's assets fluctuate in value, but borrowing obligations are fixed when the Portfolio has outstanding borrowings, the net asset value per share of a Portfolio correspondingly will tend to increase and decrease more when the Portfolio's assets increase or decrease in value than would otherwise be the case. A Portfolio's policy regarding use of leverage is a fundamental policy, which may not be changed without approval of the shareholders of the Portfolio.

REVERSE REPURCHASE AGREEMENTS may be entered into with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Manager to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will segregate cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's repurchase obligation, and the Portfolio's use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements that are covered with segregated securities are not considered to be borrowings and are, therefore, not subject to the percentage limitations on borrowings. Each Portfolio except the Asset Allocation, Diversified Growth, Mid Cap Value, Stock and Small Cap Portfolios may enter into reverse repurchase agreements. See "Investment Restrictions."

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio foregoes principal and interest paid on the Roll Securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. A Portfolio will enter only into covered rolls. Because "roll" transactions involve both the sale and purchase of a security, they may cause the reported portfolio turnover rate to be higher than that reflecting typical portfolio management activities.

Roll transactions involve certain risks, including the following: if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Portfolio is required to repurchase may be worth less than an instrument that the Portfolio originally held. Successful use of roll transactions will depend upon the Manager's ability to predict correctly interest rates and in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.

STANDBY COMMITMENTS are put options that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default. Ordinarily, the Portfolio may not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A Portfolio may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. The Manager may rely upon its evaluation of a bank's credit in determining whether to support an instrument supported by a letter of credit. Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Portfolios; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

WARRANTS give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments can generally provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer. Although the Portfolios may not invest directly in warrants all Portfolios may invest in securities that are acquired as part of a unit consisting of a combination of fixed income and equity securities or securities to which warrants are attached.

NON-DIVERSIFIED STATUS. All Portfolios except the ASSET ALLOCATION: DIVERSIFIED GROWTH, STOCK, DIVERSIFIED FIXED INCOME and CASH MANAGEMENT PORTFOLIOS are "non-diversified" investment companies. As a result, under the 1940 Act, the Portfolios are limited only by their own investment restrictions as to the percentage of their assets that may be invested in the securities of any one issuer. However, in spite of the flexibility under the 1940 Act, the Portfolios would still have to meet quarterly diversification requirements under the Code in order for the Portfolios to qualify as a regulated investment company. As a result of the Code's diversification requirements, the Portfolios may not have the latitude to take full advantage of the relative absence of 1940 Act diversification requirements.



FOREIGN SECURITIES. Investments in a foreign securities offer potential benefits not available from investments solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. Each Portfolio, other than the Cash Management Portfolio, is authorized to invest in foreign securities. A Portfolio may purchase securities issued by issuers in any country.



         Foreign securities, include among other things, American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currnecy as the securities into which they may be converted. The Portfolios may invest in non-US dollar denominated securities of foreign companies. ADRs are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository that has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Holders of unsponsored ADRs generally bear all the costs associated with establishing the unsponsored ADR. The depository of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities. A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the U.S. can reduce costs and delays as well as potential currency exchange and other difficulties. The Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Trust's custodian in three days. The Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the U.S. as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. For purposes of a Portfolio's investment policies, the Portfolio's investments in these types of securities will be deemed to be investments in the underlying securities. Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. Each Portfolio, other than the Cash Management Portfolio, also may invest in securities denominated in European Currency Units ("ECUs"). An ECU is a "basket" consisting of specified amounts of currencies of certain of the twelve member states of the European Community. In addition, each Portfolio, other than the Cash Management Portfolio, may invest in securities denominated in other currency "baskets."



         Investments in foreign securities, including securities of emerging market countries, present special additional investment risks and considerations not typically associated with investments in domestic securities, including reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than the U.S.; greater difficulties in commencing lawsuits; higher brokerage commission rates and custodian fees than the U.S.; increased possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; the imposition of foreign taxes on investment income derived from such countries; and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies. An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can potentially provide higher rates of return to investors.



         The performance of investments in securities denominated in a foreign currency ("non-dollar securities") will depend on, among other things, the strength of the foreign currency against the dollar and the interest rate environment in the country issuing the foreign currency. Absent other events that could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a Portfolio's non-dollar securities in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-dollar securities. Currencies are evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.



         Because the Portfolios may invest in securities that are listed primarily on foreign exchanges that trade on weekends or other days when the Trust does not price its shares, the value of the Portfolios' shares may change on days when a shareholder will not be able to purchase or redeem shares.






PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICs") are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolios must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that the Funds recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.


OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc., at a specified future date and price. Options and Futures (defined herein) are generally used for either hedging or income enhancement purposes.

Options may either be purchased or written (i.e., sold). A call option written by a Portfolio obligates a Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. After any such sales up to 25% of a Portfolio's total assets may be subject to calls. All call options written by a Portfolio must be "covered," which means that a Portfolio will own the securities subject to the option as long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Portfolio may forego the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Portfolio obligates a Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Portfolio must be "covered," which means that the Portfolio will segregate cash, liquid assets or other suitable cover as permitted by the SEC, with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a Portfolio. However, in return for the option premium, a Portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

The following is more detailed information concerning options, futures and options on futures:

     Options on Securities. When a Portfolio writes (i.e., sells) a call option ("call") on a security it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. A Portfolio has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

     To terminate its obligation on a call it has written, a Portfolio may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Portfolio retains the underlying security and the premium received. If a Portfolio could not effect a closing purchase transaction due to lack of a market, it would hold the callable securities until the call expired or was exercised.

     When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Portfolio will lose its premium payment and the right to purchase the underlying investment.

     A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Portfolio as writing a covered call. The premium a Portfolio receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price. However, a Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, a Portfolio (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, a Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, a Portfolio may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

     A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit a Portfolio to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Portfolio. A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

     When a Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment a Portfolio owns enables the Portfolio to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Portfolio will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit).

     Buying a put on an investment a Portfolio does not own permits the Portfolio either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, a Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

     When writing put options on securities, to secure its obligation to pay for the underlying security, a Portfolio will segregate liquid assets with a value equal to or greater than the exercise price of the underlying securities. A Portfolio therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of a Portfolio as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring a Portfolio to take delivery of the underlying security against payment of the exercise price. A Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which a Portfolio effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Portfolio has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

     The purchase of a spread option gives a Portfolio the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the

     Portfolio does not own, but which is used as a benchmark. The risk to a Portfolio in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Portfolio against adverse changes in prevailing credit quality spreads (i.e., the yield spread between high quality and lower quality securities). Such protection is provided only during the life of the spread option.

     Options on Foreign Currencies. Puts and calls are also written and purchased on foreign currencies. A call written on a foreign currency by a Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A put option is "covered" if the Portfolio segregates cash or other liquid securities with a value at least equal to the exercise price of the put option. A call written by a Portfolio on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Portfolio collateralizes the option by segregating cash or other liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

     As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

     Options on Securities Indices. Puts and calls on broadly-based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures. When a Portfolio buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by a Portfolio, a seller of a corresponding call on the same investment will pay the Portfolio an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Portfolio buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Portfolio's exercise of its put, to deliver to the Portfolio an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

     Yield Curve Options. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent not anticipated. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed. Because these securities are traded over-the-counter, the SEC has taken the position that yield curve options are illiquid and, therefore, cannot exceed the SEC illiquidity ceiling. A Portfolio that may enter into yield curve options transactions will cover such transactions as described above.

     Futures. Interest rate futures contracts, foreign currency futures contracts and stock and bond index futures contracts, including futures on U.S. government securities (together, "Futures") are used primarily for hedging purposes and from time to time for income enhancement. Upon entering into a Futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "futures broker"). Futures are also often used to adjust exposure to various equity or fixed income markets or as a substitute for investments in underlying cash markets. "As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if a Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded.

     Interest rate futures contracts are purchased or sold generally for hedging purposes to attempt to protect against the effects of interest rate changes on a Portfolio's current or intended investments in fixed-income securities. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, that Portfolio might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Portfolio's portfolio. However, since the Futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Portfolio to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Portfolio's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Portfolio from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Portfolio's cash reserves could then be used to buy long-term bonds on the cash market.

     Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Portfolio's current or intended investments from broad fluctuations in stock or bond prices. For example, a Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the Futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

     Foreign currency futures contracts are generally entered into for hedging or income enhancement purposes to attempt to protect a Portfolio's current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. For example, a Portfolio may sell futures contracts on a foreign currency when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Portfolio's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

     Conversely, a Portfolio could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Portfolio purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Portfolio will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

     Options on Futures include options on interest rate futures contracts, stock and bond index futures contracts and foreign currency futures contracts.

     The writing of a call option on a Futures contract constitutes a partial hedge against declining prices of the securities in the portfolio. If the Futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a Futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures contract. If the Futures price at expiration of the put option is higher than the exercise price, a Portfolio will retain the full amount of the option premium that provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on Futures positions, a Portfolio's losses from exercised options on Futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     A Portfolio may purchase options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Portfolio could, in lieu of selling a Futures contract, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Portfolio could purchase call Options on Futures, rather than purchasing the underlying Futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call but the securities the Portfolio intends to purchase may be less expensive.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS ("Forward Contracts") involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Institutions that deal in forward currency contracts, however, are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No price is paid or received upon the purchase or sale of a Forward Contract. Portfolios may use Forward Contracts to reduce certain risks of their respective investments and/or to attempt to enhance return.

Forward Contracts are generally used to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Forward Contracts may also be entered into with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in (or affected by fluctuations in, in the case of ADRs) a foreign currency, or when a Portfolio anticipates receipt of dividend payments in a foreign currency, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction. A Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

Forward Contracts are also used to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when a Portfolio believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward Contract to sell an amount of that foreign currency approximating the value of some or all of the portfolio securities denominated in (or affected by fluctuations in, in the case of ADRs) such foreign currency, or when a Portfolio believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed dollar amount. In this situation a Portfolio may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Portfolio believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Portfolio are denominated ("cross-hedged"). A Portfolio may also hedge investments denominated in a foreign currency by entering into forward currency contracts with respect to a foreign currency that is expected to correlate to the currency in which the investments are denominated ("proxy hedging").

The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio will segregate cash or other liquid securities having a value equal to the aggregate amount of the Portfolio's commitments under Forward Contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may purchase a call option permitting the Portfolio to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or the Portfolio may purchase a put option permitting the Portfolio to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transactions costs.

At or before the maturity of a Forward Contract requiring a Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

The cost to a Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Portfolio must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.


NEW DEVELOPMENTS. In addition, each Portfolio may invest in securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Portfolio's investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectuses and SAI, as appropriate, will be amended or supplemented as appropriate to discuss any such new investments.


PORTFOLIO TRADING. A Portfolio may engage in portfolio trading when it is believed by the Manager that the sale of a security owned and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

SPECIAL SITUATIONS. As described in the Prospectuses, certain Portfolios may invest in "special situations." A special situation arises when, in the opinion of a Manager, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

In addition, each Portfolio may invest in securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Portfolio's investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectuses and SAI, as appropriate, will be amended or supplemented as appropriate to discuss any such new investments.

SUPPLEMENTAL INFORMATION ABOUT DERIVATIVES AND THEIR USE

The Trust's custodian, or a securities depository acting for the custodian, will act as each Portfolio's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Portfolio has written options or as to other acceptable escrow securities, so that no margin will be required for such transaction. OCC will release the securities on the expiration of the option or upon a Portfolio's entering into a closing transaction.

An option position may be closed out only on a market that provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio's option activities may affect its turnover rate and brokerage commissions. The exercise by a Portfolio of puts on securities will result in the sale of related investments, increasing portfolio turnover. Although such exercise is within a Portfolio's control, holding a put might cause the Portfolio to sell the related investments for reasons that would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying investments.

In the future, each Portfolio may employ derivatives and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with a Portfolio's investment objectives, legally permissible and adequately disclosed.

REGULATORY ASPECTS OF DERIVATIVES. Each Portfolio that utilizes such instruments must operate within certain restrictions as to its long and short positions in Futures and options thereon under a rule (the "CFTC Rule") adopted by the CFTC under the Commodity Exchange Act (the "CEA"), which excludes the Portfolio from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. In particular, the Portfolio may (i) purchase and sell Futures and options thereon for bona fide hedging purposes, as defined under CFTC regulations, without regard to the percentage of the Portfolio's assets committed to margin and option premiums, and (ii) enter into non-hedging transactions, provided that the Portfolio may not enter into such non-hedging transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Portfolio's existing Futures positions and option premiums would exceed 5% of the fair value of its portfolio, after taking into account unrealized profits and unrealized losses on any such transactions. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

Transactions in options by a Portfolio are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the 1940 Act, when a Portfolio purchases a Future, the Portfolio will segregate cash or other liquid securities in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

POSSIBLE RISK FACTORS IN DERIVATIVES. Participation in the options or Futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Portfolio would not be subject absent the use of these strategies. If the Manager's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Portfolio may leave the Portfolio in a worse position than if such strategies were not used. There is also a risk in using short hedging by selling Futures to attempt to protect against decline in value of the portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Portfolio's securities. The ordinary spreads between prices in the cash and Futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the Futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close Futures contracts through offsetting transactions, which could distort the normal relationship between the cash and Futures markets. Second, the liquidity of the Futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the Futures markets could be reduced, thus producing distortion. Third, from the point-of-view of speculators, the deposit requirements in the Futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the Futures markets may cause temporary price distortions.

If a Portfolio establishes a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if the Manager then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Portfolio will realize a loss that is not offset by a reduction in the price of the debt securities purchased.

SUPPLEMENTAL INFORMATION CONCERNING HIGH-YIELD, HIGH-RISK BONDS AND SECURITIES RATINGS.

HIGH-YIELD, HIGH-RISK BONDS may present certain risks, which are discussed below:

     Sensitivity to Interest Rate and Economic Changes. High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

     Payment Expectations. High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

     Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

The Managers attempt to reduce these risks through diversification of the applicable Portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments. If a high-yield bond previously acquired by a Portfolio is downgraded, the Managers, as appropriate, will evaluate the security and determine whether to retain or dispose of it.

The following are additional restrictions and/or requirements concerning the ratings of securities:


         1. The AGGRESSIVE GROWTH COMPONENT/SUNAMERICA, the STOCK PORTFOLIO, and the MID CAP GROWTH PORTFOLIO may invest in debt securities rated as low as "BBB-" by Standard & Poor's, "Baa3" by Moody's, or unrated securities determined by the Manager to be of comparable quality.



         2. The GROWTH COMPONENT/JANUS and the INTERNATIONAL EQUITY PORTFOLIO may invest up to 35% and 20%, respectively, of net assets in high-yield/high-risk securities rated below Baa3 by Moody's or BBB- by Standard & Poor's, or unrated bonds determined by the Manager to be of comparable quality. The LARGE CAP GROWTH PORTFOLIO may invest up to 20% of net assets in high-yield/high-risk securities rated below Baa3 by Moody's or BBB- by Standard & Poor's, or unrelated bonds determined by the Manager to be of comparable quality.



         3. The BALANCED COMPONENT/SUNAMERICA may invest up to 10% of total assets in securities rated as low as BBB- (or determined by the Manager to be of equivalent quality if unrated).



         4. The FIXED INCOME COMPONENT/WELLINGTON MANAGEMENT may invest up to 20% of its assets in securities rated below Baa3 by Moody's or BBB- by Standard & Poor's and no more than 10% of its assets in bonds rated as low as C by Moody's or D by Standard & Poor's (or, in each case, if not rated, determined by the Manager to be of comparable quality).


         5. The LARGE CAP COMPOSITE PORTFOLIO (up to 15%) and the LARGE CAP VALUE PORTFOLIO (up to 10%) may invest in debt securities rated below investment grade (i.e., below "BBB-" by Standard & Poor's or below "Baa3" by Moody's) or, if unrated, determined by the Manager to be of equivalent quality.

         6. The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO may invest up to 20% of its total assets in securities rated below Baa3 by Moody's or BBB- by Standard & Poor's, including no more than 5% of its total assets in bonds rated at the time of purchase below Caa by Moody's or CCC by Standard & Poor's (or, in each case, if not rated, determined by the Manager to be of comparable quality).


         7. The SMALL CAP PORTFOLIO, the MID CAP VALUE PORTFOLIO, and the DIVERSIFIED FIXED INCOME PORTFOLIO may invest up to 20% of their respective assets in securities rated below Baa3 by Moody's or BBB- by Standard & Poor's and no more than 10% of their respective assets in bonds rated as low as C by Moody's or D by Standard & Poor's. In addition, the portion of the LARGE CAP GROWTH PORTFOLIO managed by Janus may invest up to 20% of the assets allocated to it in securities rated below Baa by Moody's or BBB by Standard & Poor's; and the portion of the LARGE CAP GROWTH and MID CAP VALUE PORTFOLIOS allocated to Goldman Sachs Asset Management L.P. ("GSAM") and the portion of the International Equity Portfolio allocated to Goldman Sachs Asset Management-International ("GSAM-International") may invest no more than 10% of the assets allocated to it in bonds rated as low as C by Moody's or D By Standard & Poor's. In each case, securities that are not rated will be subject to the percentage limitations of securities determined by the Manager to be of comparable quality as stated herein.


         8. The CASH MANAGEMENT PORTFOLIO currently invests only in instruments rated in the highest rating category by Moody's and Standard & Poor's or in instruments issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

         9. The FOCUS GROWTH PORTFOLIO currently invests only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by Standard & Poor's and Moody's or in instruments issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

         10. The FOCUS GROWTH PORTFOLIO, FOCUS TECHNET PORTFOLIO AND FOCUS GROWTH AND INCOME PORTFOLIO may invest up to 20% of its total assets in securities of issuers other than large cap companies, which may include debt securities that the Managers expect to have the potential for capital appreciation, including debt securities rated below "BBB" by Standard & Poor's, or "Baa" by Moody's, or, if unrated, determined by the Managers to be of equivalent quality (junk bonds).


         11. The FOCUS VALUE PORTFOLIO will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by Standard & Poor's or B3 by Moody's, or, if not rated by Standard & Poor's or Moody's, are of equivalent investment quality as determined by the Manager.


                             INVESTMENT RESTRICTIONS

The Trust has adopted for each Portfolio certain investment restrictions that are fundamental policies and cannot be changed without the approval of the holders of a majority of that Portfolio's outstanding shares. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made.

Each Portfolio may not:

         1. With respect to each of the ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO, STOCK PORTFOLIO, DIVERSIFIED FIXED INCOME PORTFOLIO AND CASH MANAGEMENT PORTFOLIO, invest more than 5% of the Portfolio's total assets in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of each such Portfolio's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the government of the United States or of any of its agencies or instrumentalities.

         2. With respect to each of the ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO, STOCK PORTFOLIO, DIVERSIFIED FIXED INCOME PORTFOLIO AND CASH MANAGEMENT PORTFOLIO, as to 75% of its total assets purchase more than 10% of the outstanding voting securities of any one issuer.

         3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry, except that the FOCUS TECHNET PORTFOLIO may invest over 25% of its total assets in the securities of issuers in the technology industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. In addition, the CASH MANAGEMENT PORTFOLIO may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks. The gas, electric, water and telephone businesses will be considered separate industries. The FOCUS TECHNET PORTFOLIO invests primarily in the securities of issuers in the technology sector and therefore is not subject to the 25% limitation on industry concentration with respect to any industry within the technology sector.

         4. Invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, that deal in real estate or interests therein); provided that a Portfolio may hold or sell real estate acquired as a result of the ownership of securities.

         5. Purchase or sell commodities or commodity contracts, except to the extent that each Portfolio may do so in accordance with applicable law and the Portfolio's Prospectuses and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the CEA. Any Portfolio may engage in transactions in put and call options on securities, indices and currencies, spread transactions, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest rate, mortgage and currency swaps and interest rate floors and caps and may purchase Hybrid Instruments.

         6. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the lending of its portfolio securities; and (d) as otherwise permitted by exemptive order of the SEC.

         7. Borrow money, except that (i) each Portfolio may borrow in amounts up to 331/3% (5% in the case of the CASH MANAGEMENT PORTFOLIO) of its total assets for temporary or emergency purposes, (ii) each of the MULTI-MANAGED GROWTH AND MODERATE GROWTH PORTFOLIOS, through its SunAmerica/Aggressive Growth component, and the LARGE CAP GROWTH PORTFOLIO, LARGE CAP COMPOSITE PORTFOLIO, LARGE CAP VALUE PORTFOLIO, MID CAP GROWTH PORTFOLIO, MID CAP VALUE PORTFOLIO, SMALL CAP PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO AND DIVERSIFIED FIXED INCOME PORTFOLIO may borrow for investment purposes to the maximum extent permissible under the 1940 Act (with any percentage limitation calculated only with respect to the total assets allocated to the

                  SunAmerica/Aggressive Growth component of such MULTI-MANAGED SEASONS PORTFOLIO), (iii) the FOCUS GROWTH PORTFOLIO, FOCUS TECHNET PORTFOLIO, FOCUS GROWTH AND INCOME PORTFOLIO AND FOCUS VALUE PORTFOLIO may borrow for investment purposes to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets), and (iv) a Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. This policy shall not prohibit a Portfolio's engaging in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

         8. Issue senior securities as defined in the 1940 Act, except that each Portfolio may enter into repurchase agreements, reverse repurchase agreements and dollar rolls, lend its portfolio securities and borrow money, as described above, and engage in similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

         9. Engage in underwriting of securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities of the Portfolio.

                  The following additional restrictions are not fundamental policies and may be changed by the Trustees without a vote of shareholders. Each Portfolio may not:

         10.      Purchase securities on margin.

         11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts. In addition, a Portfolio may pledge assets in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

         12. Sell securities short, including short sales "against the box" (i.e., where a Portfolio contemporaneously owns, or has the right to acquire at no additional cost, securities identical or substantially similar to those sold short) if as a result more than 25% of its net assets would be subject to such short sales.

         13. Purchase or sell securities of other investment companies except (i) to the extent permitted by applicable law; and (ii) that Janus and T. Rowe Price may invest uninvested cash balances of their respective component of each Portfolio in money market mutual funds that it manages to the extent permitted by applicable law.

         14. Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% (10% in the case of the CASH MANAGEMENT PORTFOLIO) of a Portfolio's net assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Manager has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this 15% limitation on illiquid securities.

                           TRUST OFFICERS AND TRUSTEES

The trustees and executive officers of the Trust, their business addresses, ages and principal occupations for the past five years are set forth below. Unless otherwise noted, the address of each executive officer and trustee is One SunAmerica Center, Los Angeles, California 90067-6022.


                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                                                  PRINCIPAL           IN FUND
                                 POSITIONS                       OCCUPATION(S)        COMPLEX
 NAME, ADDRESS AND               HELD WITH      LENGTH OF        DURING PAST 5       OVERSEEN BY         OTHER DIRECTORSHIPS
   DATE OF BIRTH                   TRUST       TIME SERVED          YEARS            TRUSTEE(1)           HELD BY TRUSTEE(2)
   -------------                   -----       -----------          -----            ----------           ------------------
INDEPENDENT TRUSTEES

CARL D. COVITZ
DOB: March 31, 1939             Trustee       February 2001    Owner and                  59         Director, Kayne Anderson
                                                               President,                            Mutual Funds (since
                                                               Landmark                              1995); Director, Arden
                                                               Capital, Inc.                         Realty, Inc.
                                                               (since 1973)                          (since 1995)

MONICA C. LOZANO                Trustee       December 1998    President and              59         Trustee, University of
DOB: July 21, 1956                                             Chief Operating                       Southern California
                                                               Officer (since                        (since 1991); Director,
                                                               2000) La Opinion                      California Healthcare
                                                               (newspaper                            Foundation (since 1998);
                                                               publishing                            Director, Tenet Healthcare
                                                               concern);                             Corporation (since 2002);
                                                               Associate                             Director, The Walt Disney
                                                               Publisher                             Company (since 2000);
                                                               (1991-1999) and                       Director, Union Bank of
                                                               Executive Editor                      California (since 2001)
                                                               (1995-1999)
                                                               thereof

GILBERT T. RAY                  Trustee       February 2001    Retired Partner,           59         Director, Advance Auto
DOB: September 18, 1944                                        O'Melveny &                           Parts, Inc. (retail-auto
                                                               Myers LLP (since                      & home supply stores) (since
                                                               2000); and                            2002); Director, Watts,
                                                               Attorney                              Wyatt & Company (services -
                                                               (1972-2000)                           management consulting
                                                               thereof                               services) (since 2000)

ALLAN L. SHER                   Trustee       January 1997     Retired,                   59         Director, Bowl America
DOB: October 19, 1931                                          Brokerage                             Incorporated (1997-Present)
                                                               Executive (since
                                                               1992)

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                                                  PRINCIPAL           IN FUND
                                 POSITIONS                       OCCUPATION(S)        COMPLEX
 NAME, ADDRESS AND               HELD WITH      LENGTH OF        DURING PAST 5       OVERSEEN BY         OTHER DIRECTORSHIPS
   DATE OF BIRTH                   TRUST       TIME SERVED          YEARS            TRUSTEE(1)           HELD BY TRUSTEE(2)
   -------------                   -----       -----------          -----            ----------           ------------------
BRUCE G. WILLISON               Trustee       February 2001    Dean, Anderson             59         Director, Nordstrom, Inc.
DOB: October 16, 1948                                          School at UCLA                        (since 1997); Director,
                                                               (since 1999)                          Homestore, Inc. (real
                                                                                                     estate agents & managers)
                                                                                                     (since 2003);
                                                                                                     Director
                                                                                                     Healthnet International, Inc.
                                                                                                     (business services)
                                                                                                     (since 2000)

INTERESTED TRUSTEE

JANA W. GREER (3)               Trustee and   February 2001    President,                 59         Director, National
DOB: December 30, 1951          Chairman                       SunAmerica                            Association for Variable
                                                               Retirement                            Annuities (since 1999)
                                                               Markets, Inc.
                                                               (since 1996),
                                                               Executive Vice
                                                               President,
                                                               AIG SunAmerica,
                                                               Inc. (since 1991)

OFFICERS

DONNA M. HANDEL                 Treasurer     2002             Vice President,           N/A                     N/A
DOB: June 25, 1966                                             SunAmerica (August
AIG SunAmerica Asset                                           1996 to Present);
Management Corp.                                               Assistant Treasurer
Harborside Financial Center                                    (1999-2000)
3200 Plaza 5
Jersey City, NJ 07311

MALLARY L. REZNIK               Secretary     2000             Associate                 N/A                     N/A
DOB: May 2, 1968                                               Counsel,
                                                               AIG SunAmerica
                                                               Inc.
                                                               (January 1998
                                                               to Present); Staff
                                                               Attorney,
                                                               Transamerica
                                                               Life Companies
                                                               (1995-1998)

ROBERT M. ZAKEM                 President     2002             Senior Vice               N/A                     N/A
DOB: January 26, 1958                                          President and
AIG SunAmerica Asset                                           General Counsel,
Management Corp.                                               SunAmerica
Harborside Financial Center                                    (April 1993 to
3200 Plaza 5                                                   Present);
Jersey City, NJ 07311                                          Executive
                                                               Vice President,
                                                               General Counsel
                                                               and Director,
                                                               AIG SunAmerica
                                                               Capital Services,
                                                               Inc. (February
                                                               1993 to Present)


---------------

         1 Fund Complex includes the Trust (19 portfolios), SunAmerica Series Trust (33 portfolios), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Style Select Series, Inc. (15 funds), SunAmerica Strategic Investment Series, Inc (7 funds), Anchor Series Trust (8 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (22 funds), VALIC Company II (15 funds) and Anchor Pathway Fund (7 portfolios).



         2 Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act other than those listed under the preceding column.



         3 Ms. Greer is considered to be an Interested Trustee, as defined in the 1940 Act, because she serves as President of SunAmerica Retirement Markets, Inc. and Executive Vice President of AIG SunAmerica, Inc., affiliates of SunAmerica, the investment adviser and manager (as defined herein.)



The Trustees of the Trust are responsible for the overall supervision of the operation of the Trust and each Portfolio and perform various duties imposed on directors/trustees of investment companies by the 1940 Act and under the Trust's Declaration of Trust. The Trust pays no salaries or compensation to any of its officers, all of whom are officers or employees of AIG SunAmerica Life Assurance Company or its affiliates. For the Trust, SunAmerica Series Trust and Anchor Pathway Fund (the "Annuity Funds"), an annual fee of $50,000, plus $2,500 for each regularly scheduled meeting attended and each special meeting or telephonic meeting attended and expenses are paid to each Trustee who is not an officer or employee of AIG SunAmerica Life Assurance Company or its affiliates. These expenses are allocated on the basis of the relative net assets of each Portfolio of the Annuity Funds. All other Trustees receive no remuneration from the Trust.



In addition, each disinterested Trustee also serves on the Audit Committee and the Nominating and Administration Committee of the Board of Trustees. The Trust's Audit Committee reviews annually the nature and cost of the professional services rendered by the Trust's independent accountants, the results of their year-end audits and their findings and recommendations as to accounting and financial matters, including the adequacy of internal controls. On the basis of this review, the Audit Committee makes recommendations to the Trustees as to the appointment of independent accountants for the following year. Members of the Audit Committee serve without compensation. For the fiscal year ended March 31, 2003, the Audit Committee held two meetings.



The Trust's Nominating and Administration Committee is responsible for the selection and nomination of candidates for appointment or election to serve as trustees. The Nominating and Administration Committee does not normally consider candidates proposed by shareholders for election of Trustees. Members of the Nominating and Administration Committee serve without compensation. For the fiscal year ended March 31, 2003, the Nominating and Administration Committee held two meetings.

As of June 30, 2003, the officers and Trustees as a group owned an aggregate of less than 1% of the outstanding shares of each class of each Portfolio of the Trust.


                        TRUSTEE OWNERSHIP OF TRUST SHARES

The following table shows the dollar range of shares beneficially owned by each Trustee.


INDEPENDENT TRUSTEES



-------------------------------------------------------------------------------
                                                      AGGREGATE DOLLAR RANGE OF
                                                      EQUITY SECURITIES IN ALL
                                                        REGISTERED INVESTMENT
                         DOLLAR RANGE OF EQUITY         COMPANIES OVERSEEN BY
 NAME OF TRUSTEE        SECURITIES IN THE TRUST(4)      TRUSTEE IN FAMILY(5)
-------------------------------------------------------------------------------
Carl D. Covitz                       0                           0
-------------------------------------------------------------------------------
Monica C. Lozano                     0                           0
-------------------------------------------------------------------------------
Gilbert T. Ray                       0                           0
-------------------------------------------------------------------------------
Allan L. Sher                        0                           0
-------------------------------------------------------------------------------
Bruce G. Willison                    0                           0
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



(4) Includes the value of shares beneficially owned by each Trustee as of December 31, 2002.



(5) Includes the Trust (19 portfolios), Anchor Pathway Fund (7 series) and SunAmerica Series Trust (33 series).


INTERESTED TRUSTEES

-------------------------------------------------------------------------------
                                                      AGGREGATE DOLLAR RANGE OF
                                                      EQUITY SECURITIES IN ALL
                                                        REGISTERED INVESTMENT
                         DOLLAR RANGE OF EQUITY         COMPANIES OVERSEEN BY
 NAME OF TRUSTEE        SECURITIES IN THE TRUST           TRUSTEE IN FAMILY
-------------------------------------------------------------------------------
Jana W. Greer                       0                             0
--------------------------------------------------------------------------------


As of December 31, 2002, no Independent Trustees nor any of their immediate family members owned beneficially or of record any securities in the Advisor or Distributor or any person other than a registered investment company, directly or indirectly, controlling, controlled by or under common control with such entities.



The following table sets forth information summarizing the compensation of each of the Trustees for his/her services as Trustee for the fiscal year ended March 31, 2003.


                               COMPENSATION TABLE


----------------------------------------------------------------------------------
                                           PENSION OR
                                           RETIREMENT              TOTAL
                        AGGREGATE           BENEFITS            COMPENSATION
                      COMPENSATION       ACCRUED AS PART       FROM TRUST AND
                          FROM              OF TRUST            FUND COMPLEX
    TRUSTEE              TRUST              EXPENSES          PAID TO TRUSTEES*
----------------------------------------------------------------------------------
Carl D. Covitz           $5,184               N/A                  $44,900
----------------------------------------------------------------------------------

Monica C. Lozano         $5,184               N/A                  $44,900
----------------------------------------------------------------------------------

Gilbert T. Ray           $5,184               N/A                  $44,900
----------------------------------------------------------------------------------

Allan L. Sher            $5,184               N/A                  $44,900
----------------------------------------------------------------------------------

Bruce G. Willison        $4,783               N/A                  $40,000
----------------------------------------------------------------------------------



* Fund Complex includes the Trust (19 portfolios), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Style Select Series, Inc. (15 funds), SunAmerica Strategic Investment Series, Inc (7 funds), Anchor Series Trust (8 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (22 funds), VALIC Company II (15 funds), Anchor Pathway Fund (7 series) and SunAmerica Series Trust (33 portfolios).


                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica to handle the management of the Trust and its day-to-day affairs. SunAmerica is a wholly-owned subsidiary of AIG, the leading U.S.-based international insurance organization. AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance related activities and financial services in the United States and abroad.

The Agreement provides that SunAmerica shall act as investment adviser to the Trust, manage the Trust's investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of

SunAmerica's officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: direct charges relating to the purchase and sale of portfolio securities, interest charges, fees and expenses of independent legal counsel and independent accountants, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of data processing and related services, shareholder recordkeeping and shareholder account service, expenses of printing and distributing prospectuses and statements of additional information, expenses of annual and special shareholders' meetings, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Trustees who are not employees of SunAmerica or its affiliates, membership dues in the Investment Company Institute or any similar organization, all taxes and fees to federal, state or other governmental agencies, insurance premiums and extraordinary expenses such as litigation expenses. Each Portfolio pays its actual expenses for custodian services and a portion of the Custodian's costs determined by the ratio of portfolio assets to the total assets of the Trust, brokerage commissions or transaction costs, and registration fees. Subject to supervision of the Board of Trustees, fees for independent accountants, legal counsel, costs of reports of notices to shareholders will be allocated based on the relative net assets of each Portfolio. With respect to audit or legal fees clearly attributable to one Portfolio, they will be assessed, subject to review by the Board of Trustees, against that Portfolio.

The Agreement, after initial approval with respect to each Portfolio, continues in effect for a period of two years, in accordance with its terms, unless terminated, and thereafter may be renewed from year to year as to each Portfolio for so long as such renewal is specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each relevant Portfolio, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that it may be terminated by either party without penalty upon the specified written notice contained in the Agreement. The Agreement also provides for automatic termination upon assignment.

In approving the Agreement, the Board, including the disinterested Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by SunAmerica or its affiliates in connection with providing services to the Portfolios, compared the fees charged by SunAmerica to those paid by similar funds for comparable services, and analyzed the expenses incurred by SunAmerica with respect to each Portfolio. The Board also considered each Portfolio's performance relative to a selected peer group and to other benchmarks, the expense ratio of each Portfolio in comparison to other funds of comparable size, the history, reputation and qualifications and background of the management personnel and its financial condition, and other factors. Additionally, the Board considered that although the Subadvisory Agreements gives the Manager the authority to make investment decisions for each Portfolio, SunAmerica monitors the performance of the Manager and retains the responsibility for the overall management of each Portfolio. Specifically, the Board noted information received at regular meetings throughout the year related to Portfolio performance and SunAmerica's services, and benefits potentially accruing to SunAmerica and its affiliates from securities lending, administrative and brokerage relationships with affiliates of SunAmerica, if any, as well as research services received by SunAmerica from broker-dealers who execute transactions on behalf of the Portfolios. After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuation of the Agreement was in the best interests of each Portfolio and its shareholders. The disinterested Trustees were advised by separate independent legal counsel throughout the process.

Under the terms of the Agreement, SunAmerica is not liable to the Trust, or to any other person, for any act or omission by it or for any losses sustained by the Trust or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

As compensation for its services, SunAmerica receives from the Trust a fee, accrued daily and payable monthly, based on the net assets of each Portfolio at the following annual rates:

-----------------------------------------------------------------------------------------
               PORTFOLIO                         ADVISORY FEE (AS A PERCENTAGE OF ASSETS)
-----------------------------------------------------------------------------------------
Multi-Managed Growth Portfolio                   0.89%
-----------------------------------------------------------------------------------------
Multi-Managed Moderate Growth Portfolio          0.85%
-----------------------------------------------------------------------------------------
Multi-Managed Income/Equity Portfolio            0.81%
-----------------------------------------------------------------------------------------
Multi-Managed Income Portfolio                   0.77%
-----------------------------------------------------------------------------------------
Asset Allocation: Diversified Growth Portfolio   0.85%
-----------------------------------------------------------------------------------------
Stock Portfolio                                  0.85%
-----------------------------------------------------------------------------------------
Large Cap Growth Portfolio                       First $250 million  0.80%
-----------------------------------------------------------------------------------------
                                                 Next $250 million   0.75%
-----------------------------------------------------------------------------------------
                                                 Over $500 million   0.70%
-----------------------------------------------------------------------------------------
Large Cap Composite Portfolio                    First $250 million  0.80%
-----------------------------------------------------------------------------------------
                                                 Next $250 million   0.75%
-----------------------------------------------------------------------------------------
                                                 Over $500 million   0.70%
-----------------------------------------------------------------------------------------
Large Cap Value Portfolio                        First $250 million  0.80%
-----------------------------------------------------------------------------------------
                                                 Next $250 million   0.75%
-----------------------------------------------------------------------------------------
                                                 Over $500 million   0.70%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
               PORTFOLIO                         ADVISORY FEE (AS A PERCENTAGE OF ASSETS)
-----------------------------------------------------------------------------------------
Mid Cap Growth Portfolio                         First $250 million  0.85%
-----------------------------------------------------------------------------------------
                                                 Next $250 million   0.80%
-----------------------------------------------------------------------------------------
                                                 Over $500 million   0.75%
-----------------------------------------------------------------------------------------
Mid Cap Value Portfolio                          First $250 million  0.85%
-----------------------------------------------------------------------------------------
                                                 Next $250 million   0.80%
-----------------------------------------------------------------------------------------
                                                 Over $500 million   0.75%
-----------------------------------------------------------------------------------------
Small Cap Portfolio                              First $250 million  0.85%
-----------------------------------------------------------------------------------------
                                                 Next $250 million   0.80%
-----------------------------------------------------------------------------------------
                                                 Over $500 million   0.75%
-----------------------------------------------------------------------------------------
International Equity Portfolio                   1.00%
-----------------------------------------------------------------------------------------
Diversified Fixed Income Portfolio               First $200 million   0.70%
-----------------------------------------------------------------------------------------
                                                 Next $200 million    0.65%
-----------------------------------------------------------------------------------------
                                                 Over $400 million    0.60%
-----------------------------------------------------------------------------------------
Cash Management Portfolio                        First $100 million   0.55%
-----------------------------------------------------------------------------------------
                                                 Next $200 million    0.50%
-----------------------------------------------------------------------------------------
                                                 Over $300 million    0.45%
-----------------------------------------------------------------------------------------
Focus Growth Portfolio                           1.00%
-----------------------------------------------------------------------------------------
Focus TechNet Portfolio                          1.20%
-----------------------------------------------------------------------------------------
Focus Growth and Income Portfolio                1.00%
-----------------------------------------------------------------------------------------
Focus Value Portfolio                            1.00%
-----------------------------------------------------------------------------------------

The term "assets" means the average daily net assets of each Portfolio.

The following table sets forth the total advisory fees received by SunAmerica from each Portfolio pursuant to the Agreement for the fiscal years ended March 31, 2003, 2002 and 2001.


                                  ADVISORY FEES


---------------------------------------------------------------------------------------
                  PORTFOLIO                        2003        2002             2001
---------------------------------------------------------------------------------------
Multi-Managed Growth Portfolio                  $  970,618  $ 1,108,380      $  988,950
---------------------------------------------------------------------------------------
Multi-Managed Moderate Growth Portfolio         $1,387,443  $ 1,272,990      $  985,458
---------------------------------------------------------------------------------------
Multi-Managed Income/Equity Portfolio           $1,094,599  $   858,176      $  637,387
---------------------------------------------------------------------------------------
Multi-Managed Income Portfolio                  $  845,511  $   598,192      $  426,974
---------------------------------------------------------------------------------------
Asset Allocation: Diversified Growth Portfolio  $1,987,968  $ 1,818,224      $1,441,870
---------------------------------------------------------------------------------------
Stock Portfolio                                 $1,598,646  $ 1,526,949      $1,206,968
---------------------------------------------------------------------------------------
Large Cap Growth Portfolio                      $  415,510  $   406,858      $  237,553
---------------------------------------------------------------------------------------
Large Cap Composite Portfolio                   $  183,077  $   182,542      $  144,697
---------------------------------------------------------------------------------------
Large Cap Value Portfolio                       $  519,053  $   376,930      $  156,988
---------------------------------------------------------------------------------------
Mid Cap Growth Portfolio                        $  375,053  $   338,725      $  223,051
---------------------------------------------------------------------------------------
Mid Cap Value Portfolio                         $  529,396  $   338,793      $  177,880
---------------------------------------------------------------------------------------
Small Cap Portfolio                             $  324,720  $   253,484      $  166,669
---------------------------------------------------------------------------------------
International Equity Portfolio                  $  305,235  $   224,331      $  185,790
---------------------------------------------------------------------------------------
Diversified Fixed Income Portfolio              $  744,486  $   283,794      $  128,586
---------------------------------------------------------------------------------------
Cash Management Portfolio                       $  284,485  $   194,574      $   25,397
---------------------------------------------------------------------------------------
Focus Growth Portfolio                          $  382,384  $   346,409      $  150,619 (a)
---------------------------------------------------------------------------------------
Focus TechNet Portfolio                         $   99,672  $   117,031      $   25,597 (b)
---------------------------------------------------------------------------------------
Focus Growth and Income                         $  173,093  $   120,368      $   15,828 (b)
---------------------------------------------------------------------------------------
Focus Value Portfolio                           $  171,664  $    66,084 (c)      N/A
---------------------------------------------------------------------------------------



(a) For the period July 5, 2000 (commencement of operations) through March 31, 2001.



(b) For the period December 29, 2000 (commencement of operations) through March 31, 2001.



(c) For the period October 1, 2001 (commencement of operations) through March 31, 2002.

SunAmerica has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets:



                                            CLASS 1      CLASS 2     CLASS 3
                                            ---------------------------------
Large Cap Growth Portfolio                   1.10%        1.25%        1.35%
Large Cap Composite Portfolio                1.10%        1.25%        1.35%
Large Cap Value Portfolio                    1.10%        1.25%        1.35%
Mid Cap Growth Portfolio                     1.15%        1.30%        1.40%
Mid Cap Value Portfolio                      1.15%        1.30%        1.40%
Small Cap Portfolio                          1.15%        1.30%        1.40%
International Equity Portfolio               1.30%        1.45%        1.55%
Focus Growth Portfolio                       1.30%        1.45%        1.55%
Diversified Fixed Income Portfolio           1.00%        1.15%        1.25%
Cash Management Portfolio                    0.85%        1.00%        1.10%
Focus TechNet Portfolio                       N/A         1.65%        1.75%
Focus Growth and Income Portfolio             N/A         1.45%        1.55%
Focus Value Portfolio                         N/A         1.45%        1.55%



SunAmerica also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. SunAmerica may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by SunAmerica with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.



For the fiscal year ended March 31, 2003, SunAmerica voluntarily waived fees or reimbursed expenses for all classes of shares, which are not included as part of the advisory fee table as follows:

Large Cap Growth Portfolio                      $ 32,477
Large Cap Composite Portfolio                   $108,708
Large Cap Value Portfolio                       $ 11,431
Mid Cap Growth Portfolio                        $ 54,009
Mid Cap Value Portfolio                         $ 16,419
Small Cap Portfolio                             $ 68,331
International Equity Portfolio                  $139,547
Diversified Fixed Income Portfolio              $  3,484
Cash Management Portfolio                       $  5,848
Focus Growth Portfolio                          $ 70,545
Focus TechNet Portfolio                         $141,634
Focus Growth and Income Portfolio               $117,793
Focus Value Portfolio                           $124,689



Certain Portfolios had recoupments for the fiscal year ended March 31, 2003, for all classes of shares, which are not included as part of the advisory fee table as follows:



Large Cap Growth Portfolio                      $    525
Large Cap Value Portfolio                       $ 10,421
Mid Cap Value Portfolio                         $  9,031
Diversified Fixed Income Portfolio              $ 97,768
Cash Management Portfolio                       $ 51,873



The remaining balances subject to recoupment are as follows:

Large Cap Growth Portfolio                      $ 56,551
Large Cap Composite Portfolio                   $210,326
Large Cap Value Portfolio                       $ 48,959
Mid Cap Growth Portfolio                        $107,813
Mid Cap Value Portfolio                         $ 71,230
Small Cap Portfolio                             $150,030
International Equity Portfolio                  $315,021
Diversified Fixed Income Portfolio              $ 38,169
Cash Management Portfolio                       $ 18,081
Focus Growth Portfolio                          $144,760
Focus TechNet Portfolio                         $269,530
Focus Growth and Income Portfolio               $239,870
Focus Value Portfolio                           $185,968





                             SUBADVISORY AGREEMENTS


AIG Global Investment Corp. ("AIGGIC"), American Century Investment Management, Inc. ("American Century"), Dresdner RCM Global Investors LLC ("Dresdner RCM"), Third Avenue Management LLC ("Third Avenue"), Fred Alger Management, Inc. ("Alger"), GSAM, GSAM-International, Harris Associates L.P. ("Harris Associates"), Janus, J.P. Morgan Investment Management, Inc. (J.P. Morgan), Lord, Abbett & Co. LLC ("Lord Abbett"), Marsico Capital Management, LLC ("Marsico"), Putnam Investment Management, L.L.C. ("Putnam"), Salomon Brothers Asset Management Inc ("Salomon Brothers"), T. Rowe Price, Thornburg Investment Management, Inc. ("Thornburg")and Wellington Management Company, LLP ("Wellington Management") act as Managers to certain of the Portfolios pursuant to various Subadvisory Agreements with SunAmerica.


SunAmerica manages the Cash Management Portfolio, Aggressive Growth and the SunAmerica/Balanced components of the Multi-Managed Seasons Portfolios, and portions of the Large Cap Composite Portfolio, Small Cap Portfolio, Diversified Fixed Income Portfolio and Focus TechNet Portfolio. SunAmerica may terminate any agreement with a Manager without shareholder approval. Moreover, SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Portfolios with Managers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Managers for new or existing Portfolios, change the terms of particular agreements with Managers or continue the employment of existing Managers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Manager changes.

The following chart shows the Managers to each Portfolio and Managed Component:

-----------------------------------------------------------------------------------------------------------------
                                                                    PORTFOLIO MANAGEMENT ALLOCATED
                    PORTFOLIO                                        AMONG THE FOLLOWING MANAGERS
-----------------------------------------------------------------------------------------------------------------
Multi-Managed Growth Portfolio                     Janus (through Growth component/Janus)
                                                   --------------------------------------------------------------
                                                   SunAmerica (through Aggressive Growth/SunAmerica component and
                                                   Balanced component/SunAmerica)
                                                   --------------------------------------------------------------
                                                   Wellington Management (through Fixed Income
                                                   component/Wellington Management)
-----------------------------------------------------------------------------------------------------------------
Multi-Managed Moderate Growth Portfolio            Janus (through Growth component/Janus)
                                                   --------------------------------------------------------------
                                                   SunAmerica (through Aggressive Growth component/SunAmerica and
                                                   Balanced component/SunAmerica)
                                                   --------------------------------------------------------------
                                                   Wellington Management (through Fixed Income
                                                   component/Wellington Management)
-----------------------------------------------------------------------------------------------------------------
Multi-Managed Income/Equity Portfolio              Janus (through Growth component/Janus)
                                                   --------------------------------------------------------------
                                                   SunAmerica (through Balanced component/SunAmerica)
                                                   --------------------------------------------------------------
                                                   Wellington Management (through Fixed Income
                                                   component/Wellington Management)
-----------------------------------------------------------------------------------------------------------------
Multi-Managed Income Portfolio                     Janus (through Growth component/Janus)
                                                   --------------------------------------------------------------
                                                   SunAmerica (through Balanced component/SunAmerica)
                                                   --------------------------------------------------------------
                                                   Wellington Management (through Fixed Income
                                                   component/Wellington Management)
-----------------------------------------------------------------------------------------------------------------
Asset Allocation: Diversified Income Portfolio     Putnam
-----------------------------------------------------------------------------------------------------------------
Stock Portfolio                                    T. Rowe Price
-----------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio                         AIGGIC
                                                   GSAM
                                                   Janus
-----------------------------------------------------------------------------------------------------------------
Large Cap Composite Portfolio                      AIGGIC
                                                   SunAmerica
                                                   T. Rowe Price
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                    PORTFOLIO MANAGEMENT ALLOCATED
                    PORTFOLIO                                        AMONG THE FOLLOWING MANAGERS
-----------------------------------------------------------------------------------------------------------------
Large Cap Value Portfolio                          AIGGIC
                                                   T. Rowe Price
                                                   Wellington Management
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio                           AIGGIC
                                                   T. Rowe Price
                                                   Wellington Management
-----------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                            AIGGIC
                                                   GSAM
                                                   Lord Abbett
-----------------------------------------------------------------------------------------------------------------
Small Cap Portfolio                                AIGGIC
                                                   Lord Abbett
                                                   SunAmerica
-----------------------------------------------------------------------------------------------------------------
International Equity Portfolio                     AIGGIC
                                                   GSAM-International
                                                   Lord Abbett
-----------------------------------------------------------------------------------------------------------------
Diversified Fixed Income Portfolio                 AIGGIC
                                                   SunAmerica
                                                   Wellington Management
-----------------------------------------------------------------------------------------------------------------
Cash Management Portfolio                          SunAmerica
-----------------------------------------------------------------------------------------------------------------
Focus Growth Portfolio                             Alger
                                                   Salomon Brothers
                                                   Marsico
-----------------------------------------------------------------------------------------------------------------
Focus TechNet Portfolio                            Dresdner RCM
                                                   SunAmerica
-----------------------------------------------------------------------------------------------------------------
Focus Growth and Income Portfolio                  Harris Associates
                                                   Marsico
                                                   Thornburg
-----------------------------------------------------------------------------------------------------------------
Focus Value Portfolio                              American Century
                                                   Third Avenue
                                                   J.P. Morgan
-----------------------------------------------------------------------------------------------------------------



Each of the other Managers, except for AIGGIC, is independent of SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the other Managers' fees. AIGGIC was organized as a New Jersey corporation in 1983 as R.J. Hoffman & Co., Inc., and subsequently changed to its current name in 1995. AIGGIC is a wholly owned subsidiary of AIG Global Investment Group, Inc. ("AIGGIG"), which in turn is a wholly owned subsidiary of AIG. As of December 31, 2002, AIGGIC and its affiliated asset managers had $313.2 billion in assets under management. Alger is wholly owned by its principals. American Century is a wholly owned subsidiary of American Century Companies, Inc. Dresdner RCM is an indirect wholly owned subsidiary of Dresdner Bank AG. Dresdner Bank AG, in turn, is a wholly owned subsidiary of Allianz AG. GSAM is a separate operating division of Goldman, Sachs & Co., a New York limited partnership. GSAM- International, London, England, is an affiliate of Goldman, Sachs & Co. Goldman Sachs Group, Inc., a publicly traded company, controls GSAM and GSAM- International. Harris Associates is a wholly owned subsidiary of CDC IXIS Asset Management. Janus is a majority-owned direct subsidiary of Janus Capital Group Inc. J.P. Morgan is a wholly owned subsidiary of J.P. Morgan Chase & Co. The partners of Lord Abbett are: Tracie E. Ahern, Joan A. Binstock, Michael Brooks, Zane E. Brown, Patrick Browne, Daniel E. Carper, John J. DiChiaro, Sholom Dinsky, Lesley-Jane Dixon, Robert S. Dow, Kevin P. Ferguson, Robert P. Fetch, Daria L. Foster, Daniel H. Frascarelli, Robert I. Gerber, Michael S. Goldstein, Michael A. Grant, Howard E. Hansen, Paul A. Hilstad, W. Charles Hofer, W. Thomas Hudson, Jr., Cinda Hughes, Ellen G. Itskovitz, Lawrence
H. Kaplan, Robert A. Lee, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Paul McNamara, Robert G. Morris, Robert J. Noelke, A. Edward Oberhaus, III, R. Mark Pennington, Walter Prahl, Michael Rose, Eli M. Salzmann, Douglas B. Sieg, Richard Sieling, Michael T. Smith, Richard Smola, Diane Tornejal, Chrisopher J. Towle, Edward K. von der Linde and Marion Zapolin. Marsico is a wholly owned indirect subsidiary of Bank of America Corporation. Marsh & McLennan Companies, Inc., a publicly traded company, owns all of the shares of Putnam's parent, Putnam Investments Trust. Salomon Brothers is a subsidiary of Citigroup Inc. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. Affiliated Managers Group, Inc. acquired a 60% equity interest in the business of Third Avenue on August 8, 2002. The remaining 40% of the business is held by senior management of Third Avenue, including Martin J. Whitman, as well as the children of Mr. Whitman. Thornburg is a privately held company. Wellington Management is privately owned by its partners, all of whom are actively engaged in the business. The following persons are managing partners of Wellington
Management: Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.



SunAmerica pays each Manager to the Seasons Portfolios a monthly fee with respect to each Portfolio for which such Manager performs services, computed on average daily net assets. SunAmerica has received an exemptive order that, among other things, permits the Trust to disclose to shareholders the Managers' fees only in the aggregate for each Portfolio other than for those Portfolios managed by AIGGIC, an affiliated Manager. The aggregate annual rates, as a percentage of daily net assets, of the fees payable by SunAmerica to the Manager for each Portfolio may vary according to the level of assets of each Portfolio. For the fiscal year ended March 31, 2003, SunAmerica paid fees to the other Managers equal to the following aggregate annual rates, expressed as a percentage of the assets of each Portfolio: MULTI-MANAGED GROWTH PORTFOLIO, 0.27%; MULTI-MANAGED MODERATE GROWTH PORTFOLIO, 0.23%; MULTI-MANAGED INCOME/EQUITY PORTFOLIO, 0.20%; MULTI-MANAGED INCOME PORTFOLIO, 0.17%; ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO, 0.53%; STOCK PORTFOLIO, 0.42%; LARGE CAP GROWTH PORTFOLIO, 0.39%; LARGE CAP COMPOSITE PORTFOLIO, 0.19%; LARGE CAP VALUE PORTFOLIO, 0.34%; MID CAP GROWTH PORTFOLIO, 0.34%; MID CAP VALUE PORTFOLIO, 0.38%; SMALL CAP PORTFOLIO, 0.18%;

INTERNATIONAL EQUITY PORTFOLIO, 0.49%; DIVERSIFIED FIXED INCOME
PORTFOLIO, 0.12%; FOCUS GROWTH PORTFOLIO, 0.40%; FOCUS TECHNET PORTFOLIO, 0.40%; and FOCUS GROWTH AND INCOME PORTFOLIO, 0.50%; and FOCUS VALUE PORTFOLIO, 0.49%.



The following table sets forth the aggregate subadvisory fees paid to the other Managers of the Seasons Portfolios by SunAmerica for the fiscal years ended March 31, 2003, 2002 and 2001:



----------------------------------------------------------------------------------------
                 PORTFOLIO                         FEE 2003    FEE 2002        FEE 2001
----------------------------------------------------------------------------------------
        Multi-Managed Growth Portfolio           $  295,513   $  341,737      $  304,777
----------------------------------------------------------------------------------------
   Multi-Managed Moderate Growth Portfolio       $  369,240   $  345,620      $  270,743
----------------------------------------------------------------------------------------
    Multi-Managed Income/Equity Portfolio        $  264,835   $  214,621      $  162,598
----------------------------------------------------------------------------------------
        Multi-Managed Income Portfolio           $  189,028   $  139,596      $  104,847
----------------------------------------------------------------------------------------
Asset Allocation: Diversified Growth Portfolio   $1,244,393   $1,144,543      $  923,160
----------------------------------------------------------------------------------------
               Stock Portfolio                   $  792,304   $  758,561      $  607,988
----------------------------------------------------------------------------------------
          Large Cap Growth Portfolio             $  204,432   $  203,297      $  124,504
----------------------------------------------------------------------------------------
        Large Cap Composite Portfolio            $   43,942   $   43,606      $   33,617
----------------------------------------------------------------------------------------
          Large Cap Value Portfolio              $  222,758   $  161,133      $   65,537
----------------------------------------------------------------------------------------
           Mid Cap Growth Portfolio              $  149,562   $  134,249      $   87,560
----------------------------------------------------------------------------------------
           Mid Cap Value Portfolio               $  236,667   $  152,117      $   79,970
----------------------------------------------------------------------------------------
             Small Cap Portfolio                 $   70,592   $   54,512      $   31,939
----------------------------------------------------------------------------------------
        International Equity Portfolio           $  149,672   $  109,330      $   92,176
----------------------------------------------------------------------------------------
      Diversified Fixed Income Portfolio         $  123,064   $   47,317      $   21,274
----------------------------------------------------------------------------------------
          Cash Management Portfolio                  N/A          N/A             N/A
----------------------------------------------------------------------------------------
            Focus Growth Portfolio               $  152,939   $  138,563      $   60,248 (a)
----------------------------------------------------------------------------------------
           Focus TechNet Portfolio               $   33,102   $   42,662      $    9,911 (b)
----------------------------------------------------------------------------------------
      Focus Growth and Income Portfolio          $   86,226   $   41,558      $    3,662 (b)
----------------------------------------------------------------------------------------
            Focus Value Portfolio                $   84,424   $   33,041 (c)      N/A
----------------------------------------------------------------------------------------


(a) For the period July 5, 2000 (commencement of operations) through March 31, 2001.

(b) For the period December 29, 2000 (commencement of operations) through March 31, 2001.

(c) For the period October 1, 2001 (commencement of operations) through March 31, 2002.

For the fiscal years ended March 31, 2003, and for the period December 10, 2001 through March 31, 2002, SunAmerica paid AIGGIC fees for services rendered as shown below:



------------------------------------------------------------------
            PORTFOLIO                           2003          2002
------------------------------------------------------------------
     Large Cap Value Portfolio                $20,033       $6,058
------------------------------------------------------------------
    Large Cap Growth Portfolio                $17,727       $6,525
------------------------------------------------------------------
   Large Cap Composite Portfolio              $3,808        $1,465
------------------------------------------------------------------
     Mid Cap Growth Portfolio                 $12,742       $4,638
------------------------------------------------------------------
      Mid Cap Value Portfolio                 $18,686       $5,107
------------------------------------------------------------------
        Small Cap Portfolio                   $9,877        $3,143
------------------------------------------------------------------
  International Equity Portfolio              $15,871       $4,401
------------------------------------------------------------------
Diversified/Fixed Income Portfolio            $43,033       $7,576
------------------------------------------------------------------



* For the period December 10, 2001 through March 31, 2002.



The Subadvisory Agreements will continue in effect for two years from the dates thereof, unless terminated, and may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Agreement. Each Subadvisory Agreement may be terminated at any time, without penalty, by the Portfolio or the Trust, by the Trustees, by the holders of a majority of the respective Portfolio's outstanding voting securities, by SunAmerica, on not less than thirty (30) nor more than sixty (60) days' written notice to the Manager. Certain Subadvisory Agreements also permit the Manager to terminate the Subadvisory Agreement, on not less than ninety (90) days' written notice to SunAmerica and the Trust; provided, that the Manager may not terminate the Subadvisory Agreement unless another subadvisory agreement has been approved by the Trust in accordance with the 1940 Act, or after six (6) months' written notice, whichever is earlier; provided, further, that each may terminate its respective Subadvisory Agreement on sixty (60) days' written notice in the event of a breach of such agreement by SunAmerica. Moreover, SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Managers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Managers for new or existing Trusts, change the terms of particular agreements with Managers or continue the employment of existing

Managers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Manager changes.


In approving the Subadvisory Agreements, the Board, including the disinterested Trustees, considered the reasonableness of the fee paid to the Managers by SunAmerica in light of the extent and quality of the advisory services provided and any additional benefits received by the Managers or their affiliates in connection with providing services to the Portfolios and compared the fees charged by the Managers to those paid by similar funds for comparable services. The Board also considered each Portfolio's performance relative to a selected peer group and to other benchmarks, the expense ratio of each Portfolio in comparison to other funds of comparable size, the history, reputation and qualifications and background of the management personnel and its financial condition, and other factors. Specifically, the Board noted information received at regular meetings throughout the year related to Portfolio performance and the Manager's services, and benefits potentially accruing to the Manager and its affiliates from securities lending, administrative and brokerage relationships with broker-dealers who execute transactions on behalf of the Portfolios. After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuation of the Subadvisory Agreements was in the best interests of each Portfolio and its shareholders. The disinterested Trustees were advised by separate independent legal counsel throughout the process.


                           PERSONAL SECURITIES TRADING



The Trust, the Adviser and the Distributor have adopted a written Code of Ethics (the "SunAmerica Code"), which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the SunAmerica Code is (1) any trustee, director, officer, general partner or advisory person of the Trust or the Adviser; (2) any director or officer of the Distributor who in the ordinary course of his or her business makes, participates in or obtains information regarding the purchase or sale of securities; and (3) any other persons designated by the Review Officer (as defined in the SunAmerica Code) as having access to current trading information. The guidelines on personal securities trading relate to: (i) securities being considered for purchase or sale, or purchased or sold, by any investment company advised by the Adviser, (ii) Initial Public Offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits and (vi) services as a director. Subject to certain restrictions, Access Persons may invest in securities, including securities that may be purchased or held by the Portfolios. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. The Adviser reports to the Board of Trustees on a quarterly basis, as to whether there were any violations of the SAAMCo Code by Access Persons of the Trust or any Subadviser during the quarter.



Provisions of a Subadviser's Code of Ethics are applicable to persons who, in connection with their regular functions or duties as employees of the Subadviser, make, participate in, or obtain information regarding the purchase or sale of a security, or whose functions relate to the making of any recommendation with respect to such purchase or sale by the Portfolio managed by such Subadviser. Such provisions may be more restrictive than the provision set forth in the SunAmerica Code. Material violations of a Subadviser's Code of Ethics will be reported to the Trust's board of trustees.


                                RULE 12b-1 PLANS

The Board of Trustees has adopted the Class 2 Plan and the Class 3 Plan pursuant to Rule 12b-1 under the 1940 Act. There is no Plan in effect for Class 1 shares. Reference is made to "Account Information - Service Fees" in the Prospectuses for certain information with respect to the Plans. The Class 2 Plan provides for service fees payable at the annual rate of 0.15% of the average daily net assets of such Class 2 shares. The Class 3 Plan provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such Class 3 shares. The service fees will be used to reimburse the Life Company for expenditures made to financial intermediaries for providing service to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios' Class 2 and 3 shares, respectively. It is possible that in any given year, the amount paid to certain financial intermediaries for such services could exceed the financial intermediaries' costs as described herein.

Continuance of the Plans with respect to each Portfolio is subject to annual approval by vote of the Independent Trustees. A Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of a Portfolio, without approval of the shareholders of the affected class of shares of the Portfolio. In addition, all material amendments to the Plans must be approved by the Trustees in the manner described above. A Plan may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Portfolio. So long as the Plans are in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the Independent Trustees. In the Trustees' quarterly review of the Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Plans. In their consideration of the Plans with respect to a Portfolio, the Trustees must consider all factors they deem relevant, including information as to the benefits for the Portfolio for the shareholders of the relevant class of the Portfolio.


The following table sets forth the service fees paid by each of the Portfolios in Class 2 and Class 3 for the fiscal year ended March 31, 2003.



                                                                 Class 2    Class 3*
                                                                --------    --------
Multi-Managed Growth Portfolio                                  $ 70,224      $ 48
Multi-Managed Moderate Growth Portfolio                         $133,334      $104
Multi-Managed Income/Equity Portfolio                           $116,362      $ 77
Multi-Managed Income Portfolio                                  $ 94,911      $ 61
Asset Allocation: Diversified Growth Portfolio                  $186,388      $129
Stock Portfolio                                                 $147,813      $104

Large-Cap Growth Portfolio                                      $ 55,505      $ 98
Large-Cap Composite Portfolio                                   $ 23,334      $ 96
Large-Cap Value Portfolio                                       $ 77,427      $100
Mid-Cap Growth Portfolio                                        $ 46,232      $ 99
Mid-Cap Value Portfolio                                         $ 72,669      $ 98
Small-Cap Portfolio                                             $ 41,861      $ 97
International Equity Portfolio                                  $ 35,204      $ 95
Diversified Fixed Income Portfolio                              $134,526      $345
Cash Management Portfolio                                       $ 66,664      $287
Focus Growth Portfolio                                          $ 47,797      $ 96
Focus TechNet Portfolio                                         $ 12,401      $ 97
Focus Growth and Income Portfolio                               $ 25,904      $ 99
Focus Value Portfolio                                           $ 25,687      $104



* Class 3 commenced operations on November 11, 2002.


                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES


FEDERAL TAXES. Under the Code, each Portfolio is treated as a separate regulated investment company provided certain qualification requirements are met. To qualify as a regulated investment company, a Portfolio must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to not greater than 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (including short-term capital gains) plus 90% of its net tax-exempt interest income for the taxable year.


So long as a Portfolio qualifies as a regulated investment company, such Portfolio will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends. It is the policy of each Portfolio to distribute to its shareholders substantially all of its ordinary income and net capital gains realized during each fiscal year. All distributions are reinvested in shares of the Portfolio at net asset value unless the transfer agent is instructed otherwise.

Each Portfolio of the Trust is also subject to variable contract asset diversification regulations prescribed by the U.S. Treasury Department under the Code. These regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the value of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, but each U.S. agency or instrumentality is treated as a separate issuer. If a Portfolio fails to comply with these regulations, the contracts invested in that Portfolio will not be treated as annuity, endowment or life insurance contracts for federal income tax purposes and the income allocable to the contracts will be subject to federal income tax as ordinary income.


A Portfolio may invest in debt securities issued at a discount or providing for deferred interest, which may result in income to the Portfolio equal, generally, to a portion of the excess of the face value of the securities over the issue price thereof ("original issue discount") each year that the securities are held, even though the portfolio receives no actual interest payments thereon. Original issue discount is treated as income earned by a Portfolio and, therefore, is subject to distribution requirements of the Code applicable to regulated investment companies. Since the original issue discount income earned by a Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of securities, which it might otherwise have continued to hold, to generate cash in order to satisfy its distribution requirements.


Options, forward contracts, futures contracts and foreign currency transactions entered into by a Portfolio will be subject to special tax rules. These rules may accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and/or convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of distributions by a Portfolio.


A "passive foreign investment company" ("PFIC") is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Portfolio acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or on any gain from disposition of the stock (collectively, the "PFIC income"), plus certain interest change, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. A Portfolio may make a mark-to-market election with respect to any stock it holds of a PFIC, if such stock is marketable (as defined by the Code for purposes of such election). For these purposes, all stock in a PFIC that is owned directly or indirectly by a regulated investment company is treated as a marketable stock. If the election is in effect, at the end of the Portfolio's taxable year, the Portfolio will recognize annually the amount of mark-to-market gains, if any, with respect to PFIC stock as ordinary income. No ordinary loss will be recognized on the marketing to market of PFIC stock, except to the extent of gains recognized in prior years. Alternatively, a Portfolio may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in its income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio; those amounts would be subject to the distribution requirements applicable to the Portfolio described above. In order to make this election, a Portfolio would be required to obtain certain information from the PFIC, which, in many cases, may be difficult to do.



Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Portfolio will be subject, since the amount of the Portfolio assets to be invested in various countries is not known and is expected to vary. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes. Since the shares of the Portfolios are offered only in connection with the Variable Contracts, no discussion is set forth herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the Variable Contracts see the prospectus for such contracts.



For the fiscal year ended March 31, 2003, the Portfolios had the following capital loss carry-forwards:

                                                         CAPITAL LOSS
                  PORTFOLIO                             CARRY-FORWARDS
----------------------------------------------          --------------
Multi-Managed Growth Portfolio                            $54,213,785
Multi-Managed Moderate Growth Portfolio                   $46,896,171
Multi-Managed Income/Equity Portfolio                     $18,353,787
Multi-Managed Income Portfolio                            $ 5,852,655
Asset Allocation: Diversified Growth Portfolio            $46,185,755
Stock Portfolio                                           $21,441,005
Large-Cap Growth Portfolio                                $14,711,367
Large-Cap Composite Portfolio                             $ 3,782,220
Large-Cap Value Portfolio                                 $ 3,823,939
Mid-Cap Growth Portfolio                                  $10,522,553
Mid-Cap Value Portfolio                                   $         0
Small-Cap Portfolio                                       $ 8,199,059
International Equity Portfolio                            $ 7,834,835
Diversified Fixed Income Portfolio                        $   267,871
Cash Management Portfolio                                 $       174
Focus Growth Portfolio                                    $16,343,570
Focus TechNet Portfolio                                   $ 9,750,540
Focus Growth and Income Portfolio                         $ 3,735,885
Focus Value Portfolio                                     $   713,625



To the extent not yet utilized, such losses will be available to each of the Portfolios to offset future capital gains through 2009 and 2011. The utilization of such losses will be subject to annual limitations under the Code.


                               SHARES OF THE TRUST

The Trust consists of nineteen separate Portfolios, each of which offers Class 1, 2 and/or 3 shares. In addition, the Trustees may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.

Except as otherwise described herein, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except that amendments to conform the Declaration to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the Trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.

In matters affecting only a particular Portfolio, the matter shall have been effectively acted upon by a majority vote of that Portfolio even though: (1) the matter has not been approved by a majority vote of any other Portfolio; or (2) the matter has not been approved by a majority vote of the Trust.

The classes of shares of a given Portfolio are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 Plan adopted with respect to Class 2 and 3 shares.

                                 PRICE OF SHARES

The Trust is open for business on any day the New York Stock Exchange ("NYSE") is open for regular trading. Shares are valued each day as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time). Each Portfolio calculates the net asset value of each class of its shares by dividing the total value of each class's net assets by the shares outstanding of such class.


Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds, debentures, other long-term debt securities and short-term securities with original or remaining maturities in excess of 60 days, are normally valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds, when such prices are available; however, in circumstances in which the Manager deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued as of the close of such exchange. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Manager, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the respective Portfolio's total assets.


A Portfolio's liabilities, including proper accruals of expense items, are deducted from total assets.




                                PERFORMANCE DATA

Because you invest in a Portfolio through variable annuity contracts or variable insurance policies, you should be aware the performance presented does not reflect contract charges or separate account charges which will reduce Portfolio values which are available to contract owners. Information about separate account performance is available in the applicable contract prospectus.

Each Portfolio may advertise performance data that reflects various measures of total return and each Portfolio may advertise data that reflects yield. An explanation of the data presented and the methods of computation that will be used are as follows.

A Portfolio's performance may be compared to the historical returns of various investments, performance indices of those investments or economic indicators, including, but not limited to, stocks, bonds, certificates of deposit, money market funds and U.S. Treasury Bills. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

Average annual total return is determined separately for each class in accordance with a formula specified by the SEC. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 5-, and 10-year periods of for the lesser included periods of effectiveness. The formula used is as follows:

                                 P(1 + T)(n) = ERV

         P      =     a hypothetical initial purchase payment of $1,000
         T      =     average annual total return
         n      =     number of years
         ERV    =     ending redeemable value of a hypothetical $1,000 payment
                      made at the beginning of the first period.

Average annual total return information for each Portfolio is presented below for the 1- and 5-year periods (or from date of inception, if sooner) ended March 31, 2003. Certain Portfolios are presently offering either Class 1 or Class 2 shares but not both classes.



------------------------------------------------------------------------------------------
                                                        SINCE
               CLASS 1 SHARES                         INCEPTION      ONE YEAR   FIVE YEARS
------------------------------------------------------------------------------------------
Multi-Managed Growth Portfolio(1)                       6.03%         -16.57%      1.50%
------------------------------------------------------------------------------------------
Multi-Managed Moderate Growth Portfolio(1)              6.54%         -11.26%      2.83%
------------------------------------------------------------------------------------------
Multi-Managed Income/Equity Portfolio(1)                6.72%          -2.47%      4.00%
------------------------------------------------------------------------------------------
Multi-Managed Income Portfolio(1)                       6.98%           3.87%      5.03%
------------------------------------------------------------------------------------------
Asset Allocation: Diversified Growth Portfolio(1)       0.42%         -19.98%     -3.12%
------------------------------------------------------------------------------------------
Focus Growth Portfolio(2)                             -19.68%         -22.24%       ---
------------------------------------------------------------------------------------------
Stock Portfolio(1)                                      5.19%         -23.33%     -1.87%
------------------------------------------------------------------------------------------
Large Cap Growth Portfolio(3)                          -8.90%         -24.94%       ---
------------------------------------------------------------------------------------------
Large Cap Composite Portfolio(3)                       -7.08%         -24.99%       ---
------------------------------------------------------------------------------------------
Large Cap Value Portfolio(3)                           -2.26%         -25.86%       ---
------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio(3)                            -0.14%         -23.73%       ---
------------------------------------------------------------------------------------------
Mid Cap Value Portfolio(3)                              6.47%         -19.61%       ---
------------------------------------------------------------------------------------------
Small Cap Portfolio(3)                                 -6.38%         -28.11%       ---
------------------------------------------------------------------------------------------
International Equity Portfolio(3)                     -13.16%         -30.12%       ---
------------------------------------------------------------------------------------------
Diversified Fixed Income Portfolio(3)                   5.04%          10.14%
------------------------------------------------------------------------------------------
Cash Management Portfolio(3)                            3.40%           0.89%       ---
------------------------------------------------------------------------------------------


(1)      From date of inception of April 15, 1997.

(2)      From date of inception of July 5, 2000.

(3)      From date of inception of February 8, 1999.

------------------------------------------------------------------------
                                                      SINCE
                 CLASS 2 SHARES                     INCEPTION   ONE YEAR
------------------------------------------------------------------------
Multi-Managed Growth Portfolio(1)                    -19.54%     -16.71%
------------------------------------------------------------------------
Multi-Managed Moderate Growth Portfolio(1)           -13.83%     -11.48%
------------------------------------------------------------------------
Multi-Managed Income/Equity Portfolio(1)              -4.42%      -2.61%
------------------------------------------------------------------------
Multi-Managed Income Portfolio(1)                      1.61%       3.74%
------------------------------------------------------------------------
Asset Allocation: Diversified Growth Portfolio(1)    -13.19%     -20.11%
------------------------------------------------------------------------
Focus Growth Portfolio(1)                            -18.10%     -22.41%
------------------------------------------------------------------------
Focus TechNet Portfolio(2)                           -42.82%     -35.60%
------------------------------------------------------------------------
Focus Growth and Income Portfolio(2)                 -15.83%     -18.51%
------------------------------------------------------------------------
Focus Value Portfolio(3)                              -5.44%     -22.00%
------------------------------------------------------------------------
Stock Portfolio(1)                                   -15.62%     -23.45%
------------------------------------------------------------------------
Large Cap Growth Portfolio(1)                        -23.16%     -25.09%
------------------------------------------------------------------------
Large Cap Composite Portfolio(1)                     -18.83%     -25.13%
------------------------------------------------------------------------
Large Cap Value Portfolio(1)                          -8.45%     -26.09%
------------------------------------------------------------------------
Mid Cap Growth Portfolio(1)                          -17.93%     -23.88%
------------------------------------------------------------------------
Mid Cap Value Portfolio(1)                             2.18%     -19.73%
------------------------------------------------------------------------
Small Cap Portfolio(1)                               -19.24%     -28.18%
------------------------------------------------------------------------
International Equity Portfolio(1)                    -24.47%     -30.17%
------------------------------------------------------------------------
Diversified Fixed Income Portfolio(1)                  6.65%      10.00%
------------------------------------------------------------------------
Cash Management Portfolio(1)                           2.17%       0.66%
------------------------------------------------------------------------


(1)      From date of inception of October 16, 2000.

(2)      From date of inception of December 29, 2000.

(3)      From date of inception of October 1, 2001.

----------------------------------------------------------
                                                   SINCE
              CLASS 3 SHARES(1)                  INCEPTION
----------------------------------------------------------
Multi-Managed Growth Portfolio                     -1.90%
----------------------------------------------------------
Multi-Managed Moderate Growth Portfolio            -0.58%
----------------------------------------------------------
Multi-Managed Income/Equity Portfolio               0.93%
----------------------------------------------------------
Multi-Managed Income Portfolio                      2.37%
----------------------------------------------------------
Asset Allocation: Diversified Growth Portfolio     -5.02%
----------------------------------------------------------
Focus Growth Portfolio                             -4.04%
----------------------------------------------------------
Focus TechNet Portfolio                            -0.35%
----------------------------------------------------------
Focus Growth and Income Portfolio                  -2.59%
----------------------------------------------------------
Focus Value Portfolio                              -0.12%
----------------------------------------------------------
Stock Portfolio                                    -3.26%
----------------------------------------------------------
Large Cap Growth Portfolio                         -4.94%
----------------------------------------------------------
Large Cap Composite Portfolio                      -4.81%
----------------------------------------------------------
Large Cap Value Portfolio                          -5.27%
----------------------------------------------------------
Mid Cap Growth Portfolio                           -1.42%
----------------------------------------------------------
Mid Cap Value Portfolio                            -2.84%
----------------------------------------------------------
Small Cap Portfolio                                -3.23%
----------------------------------------------------------
International Equity Portfolio                     -9.79%
----------------------------------------------------------
Diversified Fixed Income Portfolio                  2.15%
----------------------------------------------------------
Cash Management Portfolio                           0.11%
----------------------------------------------------------



(1)      From date of inception of November 11, 2002.



Each Portfolio may advertise cumulative, rather than average return, for each class of its shares for periods of time other than the 1- and 5-year periods or fractions thereof, as discussed above. Such return data will be computed in the same manner as that of average annual total return, except that the actual cumulative return will be computed.


Total return information is based on a Portfolio's historical performance and is not intended to indicate future performance. A Portfolio's total return and yield will vary depending on market conditions, the securities comprising the Portfolio's portfolio, the Portfolio's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in a Portfolio will fluctuate and investor's shares, when redeemed, may be worth more or less than their original cost.

DISTRIBUTION RATE CALCULATION

The Portfolios may advertise a non-standardized distribution rate. The distribution rate may be calculated as frequently as daily, based on the latest normal dividend paid. The latest normal dividend is annualized by multiplying the dividend by a factor based on the dividend frequency (12 for monthly or 4 for quarterly). The result is then divided by the higher of the current net asset value or the maximum offering price. For example, a bond portfolio may pay a monthly dividend of 0.04536. This is multiplied by 12 since it is a monthly dividend. The result, 0.54432, is divided by the offering price of $9.89. That equals a distribution rate of 5.50%.

The distribution rate measures the level of the ordinary income, including short-term capital gains, that is actually paid out to investors. This is different from fund yield, which is a measure of the income earned by a fund's investments, but which may not be directly paid out to investors. Total return measures the income earned, as does the yield, but also measures the effect of any realized or unrealized appreciation or depreciation of the portfolio's investments.

COMPARISONS

Each Portfolio may compare its total return or yield to similar measures as calculated by various publications, services, indices, or averages. Such comparisons are made to assist in evaluating an investment in a Portfolio. The following references may be used:

- Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks (Dow Jones Transportation Average). Comparisons of performance assume reinvestment of dividends.

-     Standard & Poor's 500 Composite Stock Price Index or its component indices
      - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

- Morgan Stanley Capital International (MSCI)/S&P World Metals & Mining, World Oil & Gas and World Energy and Equipment.

- MSCI All Country World Free Index - market capitalization weighted benchmark of the listed securities of Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, United States, and Venezuela, that uses an arbitrary sampling of stocks and aims to capture 60% of the total market capitalization at both the country and industry levels.

- Salomon Smith Barney World Government Bond - U.S. $ Hedge Index - market capitalization weighted, total return benchmark designed to cover the government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, Spain, Sweden, Switzerland, United Kingdom and the United States. For a country to be added to the Index, its eligible issues must total at least US$20 billion, DM30 billion, and Y2.5 trillion for three consecutive months.

- The NYSE composite or component indices - unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

- Lipper: Mutual Fund Performance Analysis, Fixed Income Analysis, and Mutual Fund Indices - measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

- CDA Mutual Fund Report, published by CDA Investment Technologies, analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

- Mutual Fund Source Book, Principia and other publications and information services provided by Morningstar, Inc. - analyzes price, risk and total return for the mutual fund industry.

- Financial publications: Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Pension and Investment Age, United Mutual Fund Selector, and Wiesenberger Investment Companies Service, and other publications containing financial analyses that rate mutual fund performance over specified time periods.

- Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of periodic change in the price of goods and services in major expenditure groups.

- Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, treasury bills, and inflation.

- Savings and Loan Historical Interest Rates as published in the U.S. Savings & Loan League Fact Book.

- Russell 2000 and 3000 Indices - represents the top 2,000 and the top 3,000 stocks, respectively, traded on the NYSE, American Stock Exchange and National Association of Securities Dealers Automated Quotations, by market capitalizations.

- Lehman Brothers Aggregate Bond Index - represents securities that are domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Portfolio's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by a Portfolio to calculate its figures. Specifically, a Portfolio may compare its performance to that of certain indices that include securities with government guarantees. However, a Portfolio's shares do not contain any such guarantees. In addition, there can be no assurance that a Portfolio will continue its performance as compared to such other standards.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

It is the policy of the Trust, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including the economic result to the Trust (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, confidentiality (including trade anonymity), the availability of the broker to stand ready to execute potentially difficult transactions and the financial strength and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid.

A factor in the selection of brokers is the receipt of research services analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Manager.

A Manager may cause a Portfolio to pay such broker-dealers commissions that exceed what other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. The extent to which commissions may reflect the value of research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom the Manager places the Trust's portfolio transactions, the Manager may be relieved of expenses it might otherwise bear. Research services furnished by broker-dealers may be used by the Manager in connection with the Trust and could be useful and of value to the Manager in serving other clients as well as the Trust. Research services obtained by the Manager as a result of the placement of portfolio brokerage of other clients could also be useful and of value in serving the Trust.

Consistent with NASD Conduct Rules and policies established by the Trustees, the Managers may consider sales of the Trust's Portfolios as a factor in the selection of brokers or dealers to execute portfolio transactions for the Portfolios, subject to best execution. In that regard, certain of the Trust's brokerage may be directed to Merrill Lynch/Broadcort Capital Group and Lynch, Jones & Ryan/Instinet Corporation, each of which has agreed to pay a portion of its commissions to brokers identified by the Adviser that have sold shares of the Trust's Portfolios.

In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. The Trust's Portfolios may, however, effect certain "riskless principal transactions" in the over-the-counter market with a stated commission. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Trust has obtained an exemptive order from the SEC, permitting the Trust in certain circumstances to deal with securities dealers (that may be deemed to be affiliated persons of affiliated persons of the Trust solely because of a subadvisory relationship with one or more Portfolios) as a principal in purchases and sales of certain securities, and to pay commissions, fees or other remuneration to such securities dealers in connection with the sale of securities to or by any of the Portfolios on a securities exchange without complying with certain of the requirements of Rule 17e-1 under the 1940 Act.

Subject to the above considerations, a Manager may use broker-dealer affiliates of a Manager as a broker for any Portfolio. In order for such broker-dealer to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by the broker-dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow such broker-dealer to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust, including a majority of the non-interested Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to such broker-dealers are consistent with the foregoing standard. These types of brokerage transactions are also subject to such fiduciary standards as may be imposed upon the broker-dealers by applicable law. The following tables set forth the brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions paid to affiliated broker-dealers of such Portfolios for the fiscal years ended March 31, 2003, 2002 and 2001.

                           2003 BROKERAGE COMMISSIONS



------------------------------------------------------------------------------------------------------
                                                                                         PERCENTAGE OF
                                                                       PERCENTAGE OF       AMOUNT OF
                                                     AMOUNT PAID TO      COMMISSIONS     TRANSACTIONS
                                        AGGREGATE      AFFILIATED          PAID TO         INVOLVING
                                        BROKERAGE       BROKER-          AFFILIATED       PAYMENT OF
            PORTFOLIO                  COMMISSIONS      DEALERS*       BROKER-DEALERS*    COMMISSIONS
------------------------------------------------------------------------------------------------------
Multi-Managed Growth                      $342,084            N/A              N/A            N/A
------------------------------------------------------------------------------------------------------
Multi-Managed Moderate Growth             $406,672            N/A              N/A            N/A
------------------------------------------------------------------------------------------------------
Multi-Managed Income/Equity               $152,760            N/A              N/A            N/A
------------------------------------------------------------------------------------------------------
Multi-Managed Income                      $ 61,484            N/A              N/A            N/A
------------------------------------------------------------------------------------------------------
Asset Allocation: Diversified Growth      $410,506            N/A              N/A            N/A
------------------------------------------------------------------------------------------------------
Stock                                     $275,041            N/A              N/A            N/A
------------------------------------------------------------------------------------------------------
Large Cap Growth                          $ 78,480        $ 5,693            7.25%          0.47%
------------------------------------------------------------------------------------------------------
Large Cap Composite                       $ 36,850            N/A              N/A            N/A
------------------------------------------------------------------------------------------------------
Large Cap Value                           $ 57,898            N/A              N/A            N/A
------------------------------------------------------------------------------------------------------
Mid Cap Growth                            $120,466            N/A              N/A            N/A
------------------------------------------------------------------------------------------------------
Mid Cap Value                             $119,209        $ 3,165            2.66%          0.31%
------------------------------------------------------------------------------------------------------
Small Cap                                 $140,695            N/A              N/A            N/A
------------------------------------------------------------------------------------------------------
International Equity                      $ 55,728        $   449            0.81%          0.01%
------------------------------------------------------------------------------------------------------
Diversified Fixed Income                  $  8,372            N/A              N/A            N/A
------------------------------------------------------------------------------------------------------
Cash Management                                N/A            N/A              N/A            N/A
------------------------------------------------------------------------------------------------------
Focus Growth                              $143,685        $55,913           38.91%          8.40%
------------------------------------------------------------------------------------------------------
Focus TechNet                             $150,036            N/A              N/A            N/A
------------------------------------------------------------------------------------------------------
Focus Growth and Income                   $ 95,837        $14,089           14.70%          1.82%
------------------------------------------------------------------------------------------------------
Focus Value                               $112,509        $45,720           40.64%          4.41%
------------------------------------------------------------------------------------------------------



* The affiliated broker-dealers that effected transactions with the indicated portfolios included: Goldman Sachs & Co., Spear Leeds, & Kellogg. Fred Alger & Co., Banc of America Securities LLC, Salomon Smith Barney, Inc., Harris Associates Securities L.P., J.P. Morgan Securities, Inc., and M.J. Whitman, Inc.

                           2002 BROKERAGE COMMISSIONS

-----------------------------------------------------------------------------------------------------
                                                                                        PERCENTAGE OF
                                                                       PERCENTAGE OF      AMOUNT OF
                                                     AMOUNT PAID TO     COMMISSIONS     TRANSACTIONS
                                        AGGREGATE      AFFILIATED         PAID TO         INVOLVING
                                        BROKERAGE       BROKER-         AFFILIATED       PAYMENT OF
            PORTFOLIO                  COMMISSIONS      DEALERS*      BROKER-DEALERS*    COMMISSIONS
-----------------------------------------------------------------------------------------------------
Multi-Managed Growth                     $265,665        $19,189            7.22%            6.77%
-----------------------------------------------------------------------------------------------------
Multi-Managed Moderate Growth            $265,443        $19,528            7.36%            6.70%
-----------------------------------------------------------------------------------------------------
Multi-Managed Income/Equity              $115,177        $10,208            8.86%            7.94%
-----------------------------------------------------------------------------------------------------
Multi-Managed Income                     $ 49,320        $ 4,410            8.94%            7.79%
-----------------------------------------------------------------------------------------------------
Asset Allocation: Diversified Growth     $348,836        $60,265           17.28%           15.61%
-----------------------------------------------------------------------------------------------------
Stock                                    $278,133        $37,759           13.58%            9.47%
-----------------------------------------------------------------------------------------------------
Large Cap Growth                         $ 65,042        $ 2,435            3.12%            3.00%
-----------------------------------------------------------------------------------------------------
Large Cap Composite                      $ 44,496        $ 7,015            2.57%            2.15%
-----------------------------------------------------------------------------------------------------
Large Cap Value                          $ 55,111        $ 4,991            9.06%            6.46%
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                           $ 61,009        $ 7,158           11.74%           10.23%
-----------------------------------------------------------------------------------------------------
Mid Cap Value                            $116,498        $11,408            5.34%            4.77%
-----------------------------------------------------------------------------------------------------
Small Cap                                $ 64,940        $ 7,811           12.03%           12.31%
-----------------------------------------------------------------------------------------------------
International Equity                     $ 67,002        $    29            0.04%            0.15%
-----------------------------------------------------------------------------------------------------
Diversified Fixed Income                      N/A            N/A              N/A              N/A
-----------------------------------------------------------------------------------------------------
Cash Management                               N/A            N/A              N/A              N/A
-----------------------------------------------------------------------------------------------------
Focus Growth                             $137,891        $50,560           36.67%           32.42%
-----------------------------------------------------------------------------------------------------
Focus TechNet                            $ 36,016        $ 4,943           13.72%           10.76%
-----------------------------------------------------------------------------------------------------
Focus Growth and Income                  $ 70,796        $ 7,175           10.13%           11.49%
-----------------------------------------------------------------------------------------------------
Focus Value (a)                          $ 50,738        $15,923           31.38%           21.18%
-----------------------------------------------------------------------------------------------------

* The affiliated broker-dealers that effected transactions with the indicated portfolios included: J.P. Morgan Securities, Inc., M.J. Whitman, Inc., Fred Alger & Co., Prudential Securities and Goldman Sachs & Co.

(a) For the period October 1, 2001 (commencement of operations) through March 31, 2002.

                           2001 BROKERAGE COMMISSIONS

-----------------------------------------------------------------------------------------------------
                                                                                        PERCENTAGE OF
                                                                       PERCENTAGE OF      AMOUNT OF
                                                     AMOUNT PAID TO     COMMISSIONS     TRANSACTIONS
                                        AGGREGATE      AFFILIATED         PAID TO         INVOLVING
                                        BROKERAGE       BROKER-         AFFILIATED       PAYMENT OF
            PORTFOLIO                  COMMISSIONS      DEALERS*      BROKER-DEALERS*    COMMISSIONS
-----------------------------------------------------------------------------------------------------
Multi-Managed Growth                      $129,482           N/A                N/A            N/A
-----------------------------------------------------------------------------------------------------
Multi-Managed Moderate Growth             $112,324           N/A                N/A            N/A
-----------------------------------------------------------------------------------------------------
Multi-Managed Income/Equity               $ 41,934           N/A                N/A            N/A
-----------------------------------------------------------------------------------------------------
Multi-Managed Income                      $ 18,018           N/A                N/A            N/A
-----------------------------------------------------------------------------------------------------
Asset Allocation: Diversified Growth      $216,201           N/A                N/A            N/A
-----------------------------------------------------------------------------------------------------
Stock                                     $193,264           N/A                N/A            N/A
-----------------------------------------------------------------------------------------------------
Large Cap Growth                          $ 26,079          $883              3.39%          4.13%
-----------------------------------------------------------------------------------------------------
Large Cap Composite                       $ 18,694           N/A                N/A            N/A
-----------------------------------------------------------------------------------------------------
Large Cap Value                           $ 19,874           N/A                N/A            N/A
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                            $ 21,960           N/A                N/A            N/A
-----------------------------------------------------------------------------------------------------
Mid Cap Value                             $ 61,216          $384              0.63%          1.03%
-----------------------------------------------------------------------------------------------------
Small Cap                                 $ 27,403           N/A                N/A            N/A
-----------------------------------------------------------------------------------------------------
International Equity                      $ 23,097           N/A                N/A            N/A
-----------------------------------------------------------------------------------------------------
Diversified Fixed Income                       N/A           N/A                N/A            N/A
-----------------------------------------------------------------------------------------------------
Cash Management                                N/A           N/A                N/A            N/A
-----------------------------------------------------------------------------------------------------
Focus Growth(a)                           $ 67,034       $20,051             29.91%         22.62%
-----------------------------------------------------------------------------------------------------
Focus TechNet(b)                          $  7,382             -                  -              -
-----------------------------------------------------------------------------------------------------
Focus Growth and Income(b)                $  9,391          $193              2.06%          6.00%
-----------------------------------------------------------------------------------------------------

* The affiliated broker-dealers that effected transactions with the indicated portfolios included: Bank of America, Fred Alger & Co., Inc., Prudential Securities and Goldman, Sachs & Co.

(a) For the period July 5, 2000 (commencement of operations) through March 31, 2001.

(b) For the period December 29, 2000 (commencement of operations) through March 31, 2001.

The policy of the Trust with respect to brokerage is reviewed by the Board of Trustees from time-to-time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.


The following table sets forth the value of the Portfolio's holdings of securities of the Trust's regular brokers and dealers (as defined under Rule 10b-1 of the 1940 Act) and their parents as of March 31, 2003.



                                                                                    VALUE
               PORTFOLIO                              BROKER-DEALER                (000'S)   DEBT / EQUITY
         Multi-Managed Growth Portfolio                Merrill Lynch & Co., Inc.    $  113       Equity
                                                             Goldman Sachs & Co.     1,010       Equity
                                                           Bank of America Corp.       301       Equity
                                                             Goldman Sachs & Co.        41         Debt
                                                                 UBS Warburg LLC       290         Debt
                                                           Lehman Brothers, Inc.       404       Equity
                                                Credit Suisse First Boston Corp.       150         Debt
                                                         J.P. Morgan Chase & Co.        71       Equity
                                          Merrill Lynch Mortgage Investors, Inc.       112         Debt
                                                Morgan Stanley Dean Witter & Co.       119       Equity
                                                           Bank of America Corp.        95         Debt
                                                Morgan Stanley Dean Witter & Co.        78         Debt
                                                           Lehman Brothers, Inc.        71         Debt

Multi-Managed Moderate Growth Portfolio                Merrill Lynch & Co., Inc.       166       Equity
                                                             Goldman Sachs & Co.     1,123       Equity
                                                           Bank of America Corp.       568       Equity
                                                Morgan Stanley Dean Witter & Co.       153       Equity
                                                                 UBS Warburg LLC     1,180         Debt
                                                         J.P. Morgan Chase & Co.       119       Equity
                                                           Lehman Brothers, Inc.       606       Equity
                                                Credit Suisse First Boston Corp.       260         Debt
                                          Merrill Lynch Mortgage Investors, Inc.       336         Debt
                                                Morgan Stanley Dean Witter & Co.       339         Debt
                                                           Bank of America Corp.       310         Debt
                                                       State Street Bank & Trust     8,795         Debt
                                                             Goldman Sachs, Inc.       113         Debt
                                                           Lehman Brothers, Inc.       214         Debt

  Multi-Managed Income/Equity Portfolio                      Goldman Sachs & Co.       614       Equity
                                                Morgan Stanley Dean Witter & Co.       161       Equity
                                                Credit Suisse First Boston Corp.       272         Debt
                                                  Lehman Brothers Holdings, Inc.       167       Equity
                                                       Merrill Lynch & Co., Inc.       195       Equity
                                                           Bank of America Corp.       568       Equity

                                                                                   VALUE
            PORTFOLIO                                BROKER-DEALER                (000'S)  DEBT / EQUITY
                                                                UBS Warburg LLC    1,175           Debt
                                                        J.P. Morgan Chase & Co.      119         Equity
                                         Merrill Lynch Mortgage Investors, Inc.      224           Debt
                                                   Morgan Stanley Capital, Inc.      290           Debt
                                                          Bank of America Corp.      393           Debt
                                                            Goldman Sachs & Co.      154           Debt
                                                          Lehman Brothers, Inc.      276           Debt
                                                      State Street Bank & Trust    3,063           Debt

      Multi-Managed Income Portfolio           Morgan Stanley Dean Witter & Co.       77         Equity
                                                          Lehman Brothers, Inc.       64         Equity
                                                            Goldman Sachs & Co.      230         Equity
                                                      Merrill Lynch & Co., Inc.       81         Equity
                                               Credit Suisse First Boston Corp.      495           Debt
                                                          Bank of America Corp.      267         Equity
                                                        J.P. Morgan Chase & Co.       47         Equity
                                                                UBS Warburg LLC    1,405         Equity
                                                          Bank of America Corp.      441           Debt
                                                   Morgan Stanley Capital, Inc.      346           Debt
                                                            Goldman Sachs & Co.      175           Debt
                                                          Lehman Brothers, Inc.      337           Debt
                                                      State Street Bank & Trust    3,194           Debt

Asset Allocation: Diversified Growth            Morgan Stanley Dean Witter & Co.      33           Debt
Portfolio
                                                      Merrill Lynch & Co., Inc.       92           Debt
                                                          Lehman Brothers, Inc.      126           Debt
                                                            Goldman Sachs & Co.      153           Debt
                                               Credit Suisse First Boston Corp.      300           Debt
                                        J.P. Morgan Commercial Mortgage Finance      109           Debt
                                                                          Corp.
                                       Bear Stearns Commercial Mortgage Finance      283           Debt
                                                                          Corp.
                                                             HSBC Holdings, PLC       98           Debt
                                            Credit Suisse First Boston Mortgage       63           Debt
                                                   Morgan Stanley Capital, Inc.       90           Debt
                                                        J.P. Morgan Chase & Co.    1,141         Equity
                                                        J.P. Morgan Chase & Co.      144           Debt
                                                          Bank of America Corp.    1,588         Equity
                                                          Bank of America Corp.   14,611           Debt
                                         Merrill Lynch Mortgage Investors, Inc.      218           Debt
                                             Lehman Structured Securities Corp.       36           Debt

                     Stock Portfolio                  Merrill Lynch & Co., Inc.    2,255         Equity
                                               Morgan Stanley Dean Witter & Co.      936         Equity

          Large-Cap Growth Portfolio                        Goldman Sachs & Co.      394         Equity
                                                      Merrill Lynch & Co., Inc.       60         Equity
                                               Morgan Stanley Dean Witter & Co.       69         Equity
                                                          Bank of America Corp.      281         Equity
                                                      State Street Bank & Trust      546           Debt

       Large-Cap Composite Portfolio                  Merrill Lynch & Co., Inc.      192         Equity
                                               Morgan Stanley Dean Witter & Co.      138         Equity

                                                                                   VALUE
           PORTFOLIO                                 BROKER-DEALER                (000'S)   DEBT / EQUITY
                                                          Lehman Brothers, Inc.       58       Equity
                                                            Goldman Sachs & Co.       27       Equity
                                                        Bear Stearns Cos., Inc.        5       Equity
                                                          Bank of America Corp.      284       Equity
                                                        J.P. Morgan Chase & Co.       77       Equity

         Large-Cap Value Portfolio             Morgan Stanley Dean Witter & Co.      197       Equity
                                                            Goldman Sachs & Co.      316       Equity
                                                      Merrill Lynch & Co., Inc.      145       Equity
                                                          Lehman Brothers, Inc.       66       Equity
                                                          Bank of America Corp.    1,164       Equity
                                                        Bear Stearns Cos., Inc.       31       Equity
                                                        J.P. Morgan Chase & Co.      419       Equity
                                                      State Street Bank & Trust      114         Debt
                                                                UBS Warburg LLC      415         Debt

          Mid-Cap Growth Portfolio            Investment Technology Group, Inc.        9       Equity
                                                      State Street Bank & Trust      118         Debt
                                                                UBS Warburg LLC    1,275         Debt

           Mid-Cap Value Portfolio                      Bear Stearns Cos., Inc.      277       Equity
                                                      State Street Bank & Trust      794         Debt

               Small-Cap Portfolio               Lehman Brothers Holdings, Inc.      162       Equity
                                              Investment Technology Group, Inc.       38       Equity
                                                     Knight Trading Group, Inc.        7       Equity
                                                      State Street Bank & Trust    2,069         Debt

    International Equity Portfolio               Deutsche Bank Securities, Inc.       39       Equity
                                               Credit Suisse First Boston Corp.       35       Equity
                                                    Prudential Securities, Inc.       17       Equity
                                                      State Street Bank & Trust      267         Debt

Diversified Fixed Income Portfolio             Morgan Stanley Dean Witter & Co.      391         Debt
                                                          Bank of America Corp.      561         Debt
                                               Bear Stearns Commercial Mortgage      668         Debt
                                                               Securities, Inc.
                                                          Lehman Brothers, Inc.      368         Debt
                                     Chase Commercial Mortgage Securities Corp.      451         Debt
                                               Credit Suisse First Boston Corp.      414         Debt
                                                            Goldman Sachs & Co.      274         Debt
                                                   Morgan Stanley Capital, Inc.      907         Debt
                                                      State Street Bank & Trust    9,925         Debt
                                                                UBS Warburg LLC   10,090         Debt

         Cash Management Portfolio                    State Street Bank & Trust      626         Debt
                                                                UBS Warburg LLC    8,000         Debt

            Focus Growth Portfolio                    Merrill Lynch & Co., Inc.      956       Equity
                                                      State Street Bank & Trust      589         Debt

           Focus TechNet Portfolio                    State Street Bank & Trust    2,185         Debt

Focus Growth and Income Portfolio                     State Street Bank & Trust      596         Debt

            Focus Value Portfolio                     State Street Bank & Trust     2225         Debt


A Manager and its respective affiliates may manage, or have proprietary interests in, accounts with similar, dissimilar or the same investment objective as one or more Portfolios of the Trust. Such account may or may not be in competition with a Portfolio for investments. Investment decisions for such accounts are based on criteria relevant to such accounts; portfolio decisions and results of the Portfolio's investments may differ from those of such other accounts. There is no obligation to make available for use in managing the Portfolio any information or strategies used or developed in managing such accounts. In addition, when two or more accounts seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among accounts on a good faith equitable basis at the discretion of the account's adviser. In some cases, this system may adversely affect the price or size of the position obtainable for a Portfolio.

If determined by a Manager to be beneficial to the interests of the Trust, partners and/or employees of the Manager may serve on investment advisory committees, which will consult with the Manager regarding investment objectives and strategies for the Trust. In connection with serving on such a committee, such persons may receive information regarding a Portfolio's proposed investment activities that is not generally available to unaffiliated market participants, and there will be no obligation on the part of such persons to make available for use in managing the Portfolio any information or strategies known to them or developed in connection with their other activities.

It is possible that a Portfolio's holdings may include securities of entities for which a Manager or its affiliate performs investment banking services as well as securities of entities in which the Manager or its affiliate makes a market. From time to time, such activities may limit a Portfolio's flexibility in purchases and sales of securities. When a Manager or its affiliate is engaged in an underwriting or other distribution of securities of an entity, the Manager may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Portfolio.

Because each Managed Component of a Multi-Managed Seasons Portfolio and each separate portion of a Multi-Managed Seasons Select Portfolio will be managed independently of each other, it is possible that the same security may be purchased and sold on the same day by two separate Managed Components or separate portion, resulting in higher brokerage commissions for the Portfolio.

                               GENERAL INFORMATION


CUSTODIAN. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts, 02110, serves as the Trust's custodian. In this capacity, State Street maintains the portfolio securities held by the Trust, administers the purchase and sale of portfolio securities, and performs certain other duties. State Street also serves as transfer agent and dividend disbursing agent for the Trust.

INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York, 10036, has been selected as the Trust's independent accountants. PricewaterhouseCoopers LLP performs an annual audit of the Trust's financial statements and provides tax advisory services, tax return preparation and accounting services relating to filings with the SEC. The firm of Shearman & Sterling LLP, 599 Lexington Avenue, New York, New York, 10022, has been selected to provide legal counsel to the Trust.



REPORTS TO SHAREHOLDERS. Persons having a beneficial interest in the Trust are provided at least semi-annually with reports showing the investments of the Portfolios, financial statements and other information.



SHAREHOLDER AND TRUSTEE RESPONSIBILITY. Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.


REGISTRATION STATEMENT. A registration statement has been filed with the SEC under the Securities Act and the 1940 Act. The Prospectuses and this SAI do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that the Trust has filed with the SEC, Washington, D.C., to all of which reference is hereby made.



PROXY VOTING POLICIES AND PROCEDURES



Proxy Voting Responsibility. The Trust has adopted policies and procedures for the voting of proxies relating to portfolio securities. The policies and procedures were drafted according to recommendations by a proxy voting committee composed of senior management of the Trust and the Trust's investment adviser, SunAmerica. The policies and procedures enable the Trust to vote proxies in a manner consistent with the best interests of the Trust's shareholders. Except as otherwise described below regarding case-by-case voting matters, neither SunAmerica nor any Manager has discretion concerning proxy voting decisions.



The Trust has retained a proxy voting service, the Investor Responsibility Research Center (the "IRRC"), to effect votes on behalf of the Trust according to the Trust's policies and procedures, and to assist the Trust with recordkeeping of proxy votes.



Company Management Recommendations. When determining whether to invest in the securities of a particular company, one of the key factors the portfolio manager considers is the quality and depth of the company's management. In holding portfolio securities, the Trust is seeking to maximize the investment value for shareholders, but not necessarily exercise control over the issuers of portfolio securities or otherwise advance a particular social agenda. The Trust's policies and procedures therefore provide that the Trust will generally vote in support of management recommendations on most corporate matters. When a Trust's portfolio manager is dissatisfied with a company's management, the Trust typically will sell the holding.



Case-By-Case Voting Matters. The policies and procedures identify certain voting matters that will be decided on a case-by-case basis. In these circumstances, the Trust may request guidance or a recommendation from the proxy voting committee, the portfolio manager or other appropriate personnel of SunAmerica and/or the subadviser of a Portfolio. In these instances, such person(s) will recommend the vote that will maximize value for and is in the best interests of the Trust's shareholders.



Examples of the Trust's Positions on Voting Matters. Consistent with the approaches described above, the following are examples of the Trust's voting positions on specific matters:



-     Vote with management recommendations on most corporate matters;



- Vote with management recommendations on proposals to increase or decrease authorized common stock;



- Vote against the authorization of preferred stock if the company's board has unlimited rights to set the terms and conditions of the shares;

- Vote for a management proposal to decrease authorized preferred stock or cancel a class or series of preferred stock;



- Vote on a case-by-case basis regarding finance, merger and acquisition matters;



-     Vote against most shareholder proposals;



- Abstain from voting on social responsibility or environmental matters, unless the portfolio's objective is directly related to the social or environmental matter in question;(1)



-     Not vote proxies for passively managed portfolios; (2) and



- May vote in favor of or against proposals relating to stock option plans and other management compensation issues depending on the details of the plan.



Conflicts of Interest. Senior management of the Trust and SunAmerica, including members of the proxy voting committee and legal and compliance personnel, will resolve conflicts of interest presented by a proxy vote. In practice, application of the Trust's proxy voting policies and procedures will in most instances adequately address any possible conflicts of interest, as the policies and procedures were pre-determined by the proxy voting committee, and votes are effected according to the policies and procedures by the IRRC, an independent third-party. Also, the proxy voting committee consists of members who are not involved in marketing or other business units that may be likely to present conflicts.



However, if a situation arises where a vote presents a conflict between the interests of a Trust's shareholders and the interests of SunAmerica, the Trust's, or one of SunAmerica's affiliates, and the conflict is known to the Trust, senior management of the Trust and SunAmerica, including the proxy voting committee, will be consulted. Any individual with a known conflict may be required by the proxy voting committee to recuse himself or herself from being involved in the proxy voting decision. Senior management, including the proxy voting committee, will evaluate the situation and determine the vote to ensure that the Trust selects the vote that is in the best interests of the Trust's shareholders.


------------------------


(1) In these circumstances, the Portfolio will consider the effect that the vote's outcome may have on the issuing company and the value of its securities as part of the Portfolio's overall investment evaluation of whether to retain or sell the company's securities. The Portfolio will either retain or sell the securities according to the best interests of the portfolio's shareholders.



(2) The Board has determined that the costs of voting proxies for passively managed Portfolios will generally outweigh any benefits that may be achieved by voting such proxies because the outcome will not directly affect whether the Portfolio retains a particular security. That is, the Portfolio will retain or sell a particular security based on objective, rather than subjective, criteria.

Proxy Voting Records. The IRRC will maintain records of voting decisions for each vote cast of behalf of the Trust. Pursuant to SEC requirements, beginning in August of 2004, on an annual basis the Trust will make available on its website its proxy voting record for the one-year period ending on June 30th. The proxy voting record will also be available on the SEC's website at http:/www.sec.gov.


                              FINANCIAL STATEMENTS


The Trust's audited financial statements for the fiscal year ended March 31, 2003 are incorporated into this SAI by reference to its 2003 annual report to shareholders. You may request a copy of the annual and/or semiannual reports at no charge by calling (800) 445-7862 or writing the Trust at P.O. Box 54299, Los Angeles, California, 90054-0299.

                                    APPENDIX

                   CORPORATE BOND AND COMMERCIAL PAPER RATINGS

DESCRIPTION OF MOODY'S CORPORATE RATINGS

         Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A Bonds rated A possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B Bonds rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the generic rating category.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

-        Leading market positions in well established industries

-        High rates of return on funds employed

- Conservative capitalization structures with moderate reliance on debt and ample asset protection

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation

- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated PRIME-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks that may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS

A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

         A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

Debt rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

         BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

         CI The rating CI is reserved for income bonds on which no interest is being paid.

         D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings of AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these ratings categories.

Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

         L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

* Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

         NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit-worthiness of the obligor but do not take into account currency exchange and related uncertainties.

BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS.

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of not more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues designated "A-1" that are determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

         A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

         B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

         C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

         D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

DESCRIPTION OF DUFF & PHELPS' CORPORATE DEBT RATINGS

Duff & Phelps Rating Co. ("Duff & Phelps") rates long-term debt specifically to credit quality (i.e., the likelihood of timely payment for principal and interest). AAA is considered the highest quality. AA is considered high quality. A is regarded as good quality. BBB is considered to be investment grade and of satisfactory credit quality. BB and B are considered to be non-investment grade and CCC is regarded as speculative. Ratings in the long-term debt categories may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.

DESCRIPTION OF DUFF & PHELPS RATING CO.'S COMMERCIAL PAPER RATINGS

Duff & Phelps' commercial paper ratings are consistent with the short-term rating criteria utilized by money market participants. Duff & Phelps commercial paper ratings refine the traditional 1 category. The majority of commercial issuers carry the higher short-term rating yet significant quality differences within that tier do exist. As a consequence, Duff & Phelps has incorporated gradations of 1+ and 1- to assist investors in recognizing those differences.

Duff 1+ - Highest certainty of time repayment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 - Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 - Satisfactory liquidity and other protection factors, qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Duff 4 - Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Duff 5 - Default.

DESCRIPTION OF THOMSON BANKWATCH, INC.'S CORPORATE DEBT RATINGS

BankWatch rates the long-term debt securities issued by various entities either AAA or AA. AAA is the highest category, which indicates the ability to repay principal and interest on a timely basis is very high. AA is the second highest category, which indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. Ratings in the long-term debt categories may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.

DESCRIPTION OF THOMSON BANKWATCH, INC.'S COMMERCIAL PAPER RATINGS

Thomson BankWatch, Inc. ("BankWatch") short-term ratings apply only to unsecured instruments that have a maturity of one year or less. These short-term ratings specifically assess the likelihood of an untimely payment of principal and interest. TBW-1 is the highest category, which indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category and, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

DESCRIPTION OF FITCH IBCA, INC.'S ("FITCH") INVESTMENT GRADE BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-L."

         A Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

         NR       Indicates that Fitch does not rate the specific issue.

         CONDITIONAL       A conditional rating is premised on the successful
                           completion of a project or the occurrence of a specific event.

         SUSPENDED         A rating is suspended when Fitch deems the amount of
                           information available from the issuer to be inadequate for rating purposes.

         WITHDRAWN         A rating will be withdrawn when an issue matures or
                           is called or refinanced and, at Fitch's discretion, WHEN AN ISSUER FAILS TO FURNISH PROPER AND TIMELY
                           INFORMATION.

         FITCHALERT        Ratings are placed on FitchAlert to notify investors
                           of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive" indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

DESCRIPTION OF FITCH SPECULATIVE GRADE BOND RATINGS

Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

         BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds are in imminent default in payment of interest or principal.

         DDD Bonds are in default on interest and/or principal payments. Such bonds are extremely

         DD speculative and should be valued on the basis of their ultimate recovery value in liquidation

         D or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                  PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

DESCRIPTION OF FITCH INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

FITCH SHORT-TERM RATINGS ARE AS FOLLOWS:

         F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-I+."

         F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F- I +" and "F- I ratings.

         F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

         F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         D Default. Issues assigned this rating are in actual or imminent payment default.

         LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits.

(a)      (i)      Declaration of Trust. Incorporated herein by reference to the
                  Registrant's Registration Statement on Form N-1A (File No.
                  333-08653) filed on July 22, 1996.

         (ii) Establishment and Designation of Classes effective November 11, 2002. Filed herewith.

(b)      (i)      By-Laws. Incorporated herein by reference to the Registrant's
                  Registration Statement on Form N-1A (File No. 333-08653) filed on July 22, 1996.

         (ii)     Amendment to Bylaws dated October 16, 2002. Filed herewith.

(c) Instruments Defining Rights of Shareholder. Incorporated by reference to Exhibits (a) and (b) above.

(d)      (i)      Investment Advisory and Management Agreement. Incorporated
                  herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No.
                  333-08653) filed on July 11, 2002.

         (ii) Subadvisory Agreement between SunAmerica Asset Management Corp. ("SunAmerica") and Fred Alger Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on June 30, 2000.

         (iii) Subadvisory Agreement between SunAmerica and Marsico Capital Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on form N-1A (File No. 333-08653) filed on December 14, 2000.

         (iv) Subadvisory Agreement between SunAmerica and Dresdner RCM Global Investors LLC. Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on September 24, 2001.

         (v) Subadvisory Agreement between SunAmerica and American Century Investment Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on September 24, 2001.

         (vi) Subadvisory Agreement between SunAmerica and EQSF Advisers, Inc. (Third Avenue Management LLC). Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on September 24, 2001.

         (vii) Subadvisory Agreement between SunAmerica and Harris Associates L.P. Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on July 11, 2002.

         (viii) Subadvisory Agreement between SunAmerica and Thornburg Investment Management, Inc. dated August 21, 2001, amended and restated July 29, 2002. Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on July 11, 2002.

         (ix) Subadvisory Agreement between SunAmerica and AIG Global Investment Corp. ("AIGGIC") dated December 10, 2001. Filed herewith.

         (x) Subadvisory Agreement between SunAmerica and Janus Capital Management LLC dated April 3, 2002. Filed herewith.

         (xi) Subadvisory Agreement between SunAmerica and Salomon Brothers Asset Management, Inc. dated October 1, 2002. Filed herewith.

         (xii) Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated June 16, 2003. Filed herewith.

(e)               Inapplicable.

(f)               Inapplicable.

(g) Custodian Contract. Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on form N-1A (File No. 333-08653) filed on April 1, 1997.

(h)      (i)      Fund Participation Agreement between Registrant and Anchor
                  National Life Insurance Company, on behalf of itself and Variable Annuity Account Five. Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's
                  Registration Statement on Form N-1A (File No. 333-08653) filed on April 1, 1997.

         (ii) Form of Addendum to Fund Participation Agreement for Class 3 Shares. Incorporated herein by reference to Post Effective Amendment No. 17 to the Registrant's Registration Statement on From N-1A (File No. 333-08653) filed on August 25, 2002.

(i)               Opinion and Consent of Counsel. Filed herewith.

(j)               Consent of Independent Accountants. Filed herewith.

(k)               Inapplicable.

(l)               Inapplicable.

(m)      (i)      Plan of Distribution Pursuant to Rule 12b-1 (Class 2 Shares)
                  by the Registrant on behalf of its separately designated series dated August 27, 2002. Filed herewith.

         (ii) Plan of Distribution Pursuant to Rule 12b-1 (Class 3 Shares) by the Registration on behalf of its separately designated series dated August 27, 2002. Filed herewith.

(n)      (i)      18f-3 Plan. Incorporated herein by reference to Post-Effective
                  Amendment No. 10 to the Registrant's Registration Statement on
                  Form N-1A (File No. 333-08653) filed on September 28, 2000.

         (ii) Amended and Restated Plan Pursuant to Rule 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on August 26, 2002.

(p)      (i)      Code of Ethics for the Trust and SunAmerica. Filed herewith.

         (ii) Code of Ethics of Dresdner RCM Global Investors LLC. Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on December 14, 2000.

         (iii) Code of Ethics of Fred Alger Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on December 14, 2000.

         (iv) Code of Ethics of Goldman Sachs Asset Management and Goldman Sachs Asset Management International. Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on form N-1A (File No. 333-08653) filed on December 14, 2000.

         (v) Code of Ethics of Janus Capital Corporation. Incorporated herein by reference to Post-Effective Amendment No. 95 to Janus Investment Fund's Registration Statement on Form N-1A (File No. 2-34393) filed on September 13, 2000.

         (vi) Code of Ethics of Lord, Abbett & Co. Incorporated herein by reference to Post-Effective Amendment No. 2 to Large Cap Growth Fund's Registration Statement on Form N-1A (File No. 333-31432) filed on November 30, 2000.

         (vii) Code of Ethics of Marsico Capital Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 5 to The Marsico Investment Fund's Registration Statement on form N-1A (File No. 333-36975) filed on May 31, 2000.

         (viii) Code of Ethics of Putnam Investment Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 81 to Putnam Investors Fund's Registration Statement on Form N-1A (File No. 2-10783) filed on November 28, 2000.

         (ix) Code of Ethics of T. Rowe Price Associates, Inc. Incorporated herein by reference to Pre-Effective Amendment No. 1 to T. Rowe price Developing Technologies Fund, Inc.'s Registration Statement on Form N-1A (File No. 333-40558) filed on August 25, 2000.

         (x) Code of Ethics of Wellington Management Company, LLP. Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on December 14, 2000.

         (xi) Code of Ethics for American Century Investment Management, Inc. Incorporated herein by reference to Exhibit p (i) of Post-Effective Amendment No. 16 to American Century World Mutual Funds, Inc.'s Registration Statement on Form N-1A (File No. 33-39242) filed on March 10, 2000.

         (xii) Code of Ethics for EQSF Advisers, Inc. (Third Avenue Management LLC). Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2001.

         (xiii) Code of Ethics for Thornburg Investment Management, Inc. Incorporated herein by reference to Exhibit p (2) of Post-Effective Amendment No. 42 to Thornburg Investment Trust's Registration Statement on Form N-1A (File No. 33-14905) filed on September 1, 2000.

         (xiv) Code of Ethics of Harris Associates L.P. Incorporated herein by reference to Exhibit (p) (i) of Post-Effective Amendment No. 25 to Harris Associates Investment Trust's Registration Statement on form N-1A (File No. 33-38953) filed on January 26, 2001.

         (xv) Code of Ethics of J.P. Morgan Investment Management, Inc. Filed herewith.

Item 24. Persons Controlled by or under Common Control with Registrant.

                  There are no persons controlled by or under common control with the Registrant.

Item 25. Indemnification.

                  Article VI of the Registrant's By-Laws relating to the indemnification of officers and trustees is quoted below:

                                   ARTICLE VI
                                 INDEMNIFICATION

         The Trust shall provide any indemnification required by applicable law and shall indemnify trustees, officers, agents and employees as follows:

         (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party of any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such Person in connection with such action, suit or proceeding, provided such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such Person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Person did not reasonably believe his or her actions to be in or not opposed to the best interest of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such Person's conduct was unlawful.

         (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a Trustee, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such Person in connection with the defense or settlement of such action or suit if such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such Person shall have been adjudged to be liable for negligence or misconduct in the performance of such Person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such Person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

         (c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such Person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such Person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

         (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in view of the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were disinterested and not parties to such action, suit or proceedings, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion, and any determination so made shall be conclusive and binding upon all parties.

         (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such Person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel. Prior to any payment being made pursuant to this paragraph, a majority of quorum of disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, at the discretion of the Board.

         (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a Person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a Person.

         (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such Person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

         (i) The Trust shall have power to purchase and maintain insurance on behalf of any Person against any liability asserted against or incurred by such Person, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any Person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

The Investment Advisory and Management Agreement provides that in absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties involved in the conduct of office on the part of the Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Adviser) the Adviser shall not be subject to liability to the Trust or to any shareholder of the trust or to any other person for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake or law or for any loss suffered by any of them in connection with the matters to which each Agreement relates, except to the extent specified in Section 36 (b) of the Investment Company Act of 1940, as amended, concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

Certain of the Subadvisory Agreements provide for similar indemnification of the Subadviser by the Adviser.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the even that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business And Other Connections of Adviser.

"SunAmerica", the Adviser of the Trust, is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SunAmerica on file with the Securities and Exchange Commission (the "Commission") (File No. 801-19813) for a description of the names and employment of the directors and officers of SunAmerica and other required information.

AIGGIC, American Century Investment Management, Inc., Dresdner RCM Global Investors LLC, EQSF Advisers, Inc. (Third Avenue Management LLC), Fred Alger Management, Inc., Goldman Sachs Asset Management LP, Goldman Sachs Asset Management International, Harris Associates L.P., Janus Capital Corporation, J.P. Morgan Investment Management, Inc., Lord, Abbett & Co., Marsico Capital Management, LLC, Putnam Investment Management, Inc., T. Rowe Price Associates, Inc., Thornburg Investment Management, Inc. and Wellington Management Company, the Subadvisers of certain of the Portfolios of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of

Dresdner RCM Global Investors LLC, Goldman Sachs Asset Management, Janus Capital Corporation, Lord, Abbett & Co., Putnam Investment Management, Inc., T. Rowe Price Associates, Inc. and Wellington Management Company, and other required information:

                                             FILE NO.
AIG Global Investment Corp.                  801-18759

American Century Investment Management,      801-08174
Inc.

EQSF Advisers, Inc. (Third Avenue            801-27792
Management LLC)

Dresdner RCM Global Investors LLC            801-06709

Fred Alger Management, Inc.                  801-56308

Goldman Sachs Asset Management LP            801-16048

Goldman Sachs Asset Management               801-38157
International

Harris Associates L.P.                       801-50333

Janus Capital Corporation                    801-3991

J.P. Morgan Investment Management, Inc.      801-21011

Lord, Abbett & Co.                           801-6997

Marsico Capital Management, LLC              801-54914

Putnam Investment Management, L.L.C.         801-7974

Salomon Brothers Asset Management, Inc.      801-32046

T. Rowe Price Associates, Inc.               801-856

Thornburg Investment Management, Inc.        801-17853

Wellington Management Company                801-15908

Item 27. Principal Underwriters.

                  There is no Principal Underwriter for the Registrant.

Item 28. Location of Accounts and Records.

                  State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, acts as custodian, transfer agent and dividend paying agent. It maintains books, records and accounts pursuant to the instructions of the Trust.

AIGGIC has principal offices at 175 Water Street, New York, New York, 10038.

American Century Investment Management, Inc. has principal offices at the American Century Tower, 4500 Main Street, Kansas City, Missouri, 64111.

Dresdner RCM Global Investors LLC is located at Four Embarcadero Center, San Francisco, California, 94111.

EQSF Advisers, Inc. (Third Avenue Management LLC) is located at 622 Third Avenue, New York, New York, 10017.

Fred Alger Management, Inc. is located at 111 Fifth Avenue, New York, New York 10003.

Goldman Sachs Asset Management LP is located at 32 Old Slip, New York, New York, 10005.

Goldman Sachs Asset Management International is located at Christchurch Court 10-15 Newgate Street, London EC4M 7HD, England.

Harris Associates L.P. is located at Two North LaSalle Street, Chicago, Illinois, 60602.

Janus Capital Corporation is located at 100 Fillmore Street, Denver, Colorado, 80296.

J.P. Morgan Investment Management, Inc. is located at 522 Fifth Avenue, New York, New York 10036.

Lord, Abbett & Co. is located at 90 Hudson Street, Jersey City, New Jersey,
07302.

Marsico Capital Management, LLC is located at 1200 17th Street, Suite 1300, Denver, Colorado, 80202.

Putnam Investment Management, L.L.C. is located at One Post Office Square, Boston, Massachusetts, 02109.

Salomon Brothers Asset Management Inc is located at 300 Park Avenue, New York, New York 10022.

SunAmerica is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

T. Rowe Price Associates, Inc. is located at 100 East Pratt Street, Baltimore, Maryland, 21202.

Thornburg Investment Management, Inc. has principal offices at 119 East Marcy Street, Santa Fe, New Mexico, 87501.

Wellington Management Company, LLP is located at 75 State Street, Boston, Massachusetts, 02109.

Each of the Adviser and Subadvisers maintain the books, accounts and records required to be maintained pursuant to Section 31 (a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 29. Management Services.

                  Inapplicable.

Item 30. Undertakings.

                  Inapplicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 18 (the "Amendment") to the Registration Statement under rule 485(b) under the Securities Act and has duly caused the Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and the State of Texas, on the 14th day of July, 2003.

                                             SEASONS SERIES TRUST

                                             By: /s/ Nori L. Gabert
                                                 ------------------
                                                 Nori L. Gabert
                                                 Vice President and
                                                 Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 18 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                                    President (Principal Executive         July 14, 2003
    /s/ Robert M. Zakem             Officer)
    --------------------
       Robert M. Zakem

                                    Treasurer (Principal Financial and     July 14, 2003
     /s/ Donna M. Handel            Accounting Officer)
     -------------------
       Donna M. Handel

              *                     Trustee and Chairman                   July 14, 2003
----------------------------
        Jana W. Greer

              *                     Trustee                                July 14, 2003
----------------------------
        Monica Lozano

              *                     Trustee                                July 14, 2003
----------------------------
        Allan L. Sher

              *                     Trustee                                July 14, 2003
----------------------------
       Bruce G. Wilson

              *                     Trustee                                July 14, 2003
----------------------------
       Carl D. Covitz

              *                     Trustee                                July 14, 2003
----------------------------
       Gilbert T. Ray

* By: /s/ Nori L. Gabert
      -------------------------
      Nori L. Gabert
      Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
Number            Exhibit
------            -------
(a)(ii)           Establishment and Designation of Classes effective November 11, 2002.

(b)(ii)           Amendment to Bylaws dated October 16, 2002.

(d)(ix)           Subadvisory Agreement between SunAmerica and AIG Global Investment Corp. dated December 10, 2001

(d)(x)            Subadvisory Agreement between SunAmerica and Janus Capital Management LLC dated April 3, 2002.

(d)(xi)           Subadvisory Agreement between SunAmerica and Salomon Brothers Asset Management, Inc. dated
                  October 1, 2002.

(d)(xii)          Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management, Inc. dated June
                  16, 2003.

(i)               Opinion and Consent of Counsel.

(j)               Consent of Independent Accountants.

(m)(i) Plan of Distribution Pursuant to Rule 12b-1 (Class 2 Shares) by the Registrant on behalf of its separately designated series dated August 27, 2002.

(m)(ii) Plan of Distribution Pursuant to Rule 12b-1 (Class 3 Shares) by the Registrant on behalf of its separately designated series dated August 27, 2002.

(p)(i)            Code of Ethics for the Trust and SunAmerica.

(p)(xv)           Code of Ethics of J.P. Morgan Investment Management, Inc.